    As filed with the Securities and Exchange Commission on April 21, 2017.

                                                            File Nos. 333-137969
                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                    POST-EFFECTIVE AMENDMENT NO. 19                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 399                            [X]


                        (Check Appropriate Box or Boxes)



                     Brighthouse Variable Annuity Account B

                           (Exact Name of Registrant)



                    Brighthouse Life Insurance Company of NY

                              (Name of Depositor)



                     285 Madison Avenue New York, NY 10017

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)
                                 (212) 578-9500


                    (Name and Address of Agent for Service)


                                 Kieran Mullins

                                   President

                    Brighthouse Life Insurance Company of NY

                        11225 North Community House Road
                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                           Washington, DC 20005-3373


                 Approximate Date of Proposed Public Offering:



              On May 1, 2017 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on May 1, 2017 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY




                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                                                                    PRIMELITE IV




                                                                     MAY 1, 2017



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY
(Brighthouse or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




                   The annuity contract has 38 investment choices listed below.





AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

     Invesco V.I. Equity and Income Fund

     Invesco V.I. International Growth Fund



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund


     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)


     American Funds(R) Growth Portfolio (Class C)

     BlackRock High Yield Portfolio (Class B)


     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)


     Clarion Global Real Estate Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)


     Loomis Sayles Global Markets Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class E)




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND) (CLASS B)


     BlackRock Bond Income Portfolio


     BlackRock Ultra-Short Term Bond Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly
         Met/Wellington Core Equity Opportunities Portfolio)


     Western Asset Management Strategic Bond Opportunities Portfolio

     Western Asset Management U.S. Government Portfolio




FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

     Contrafund(R) Portfolio

     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

     Franklin Small Cap Value VIP Fund

     Templeton Global Bond VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)

     QS Variable Conservative Growth (Class I)

     QS Variable Growth (Class I)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

     Western Asset Variable Global High Yield Bond Portfolio




OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

     Oppenheimer Main Street Small Cap Fund(R)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

     Pioneer Mid Cap Value VCT Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.

To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 64 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2017

TABLE OF CONTENTS                                              PAGE
                         PAGE







INDEX OF SPECIAL TERMS.....................................   4
HIGHLIGHTS.................................................   5
FEE TABLES AND EXAMPLES....................................   7
1. THE ANNUITY CONTRACT....................................  13
2. PURCHASE................................................  13
     Purchase Payments.....................................  13
     Termination for Low Account Value.....................  14
     Allocation of Purchase Payments.......................  14
     Free Look.............................................  15
     Accumulation Units....................................  15
     Account Value.........................................  16
     Replacement of Contracts..............................  16
     Owning Multiple Contracts.............................  16
3. INVESTMENT OPTIONS......................................  17
     Transfers.............................................  19
     Dollar Cost Averaging Program.........................  22
     Automatic Rebalancing Program.........................  23
     Asset Allocation Models...............................  23
     Voting Rights.........................................  24
     Substitution of Investment Options....................  24
4. EXPENSES................................................  24
     Product Charges.......................................  24
     Account Fee...........................................  25
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge..................  26
     Withdrawal Charge.....................................  27
     Reduction or Elimination of the Withdrawal
       Charge..............................................  28
     Premium and Other Taxes...............................  28
     Transfer Fee..........................................  28
     Income Taxes..........................................  28
     Investment Portfolio Expenses.........................  29
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)....................................  29
     Annuity Date..........................................  29
     Annuity Payments......................................  29
     Annuity Options.......................................  30
     Variable Annuity Payments.............................  31
     Fixed Annuity Payments................................  32
6. ACCESS TO YOUR MONEY....................................  32
     Systematic Withdrawal Program.........................  33
     Suspension of Payments or Transfers...................  33
7. LIVING BENEFITS.........................................  34
     Guaranteed Withdrawal Benefits........................  34
     Description of the Lifetime Withdrawal Guarantee......  35
     Description of GWB I..................................  41
8. PERFORMANCE.............................................  44


9. DEATH BENEFIT...........................................  45
     Upon Your Death.......................................  45
     Standard Death Benefit -- Principal Protection........  45
     Optional Death Benefit -- Annual Step-Up..............  46
     General Death Benefit Provisions......................  46
     Spousal Continuation..................................  47
     Death of the Annuitant................................  47
     Controlled Payout.....................................  48
10. FEDERAL INCOME TAX STATUS..............................  48
     Non-Qualified Contracts...............................  48
     Qualified Contracts...................................  51
11. OTHER INFORMATION......................................  58
     Brighthouse Life Insurance Company of NY..............  58
     The Separate Account..................................  59
     Distributor...........................................  59
     Selling Firms.........................................  60
     Requests and Elections................................  61
     Ownership.............................................  63
     Legal Proceedings.....................................  64
     Financial Statements..................................  64
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.....................................  64
APPENDIX A................................................. A-1
     Condensed Financial Information....................... A-1
APPENDIX B................................................. B-1
     Participating Investment Portfolios................... B-1
APPENDIX C................................................. C-1
     Investment Portfolios: Marketing Names and
       Prospectus Names.................................... C-1
APPENDIX D................................................. D-1
     Guaranteed Withdrawal Benefit Examples................ D-1
APPENDIX E................................................. E-1
     Death Benefit Examples................................ E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 16
Accumulation Phase....................................................... 13
Accumulation Unit........................................................ 15
Annual Benefit Payment................................................... 37
Annuitant................................................................ 64
Annuity Date............................................................. 29
Annuity Options.......................................................... 30
Annuity Payments......................................................... 29
Annuity Service Center..................................................... 6
Annuity Units............................................................ 29
Beneficiary.............................................................. 63
Business Day............................................................. 15
Contract Year............................................................ 14
Free Look................................................................ 15
Good Order............................................................... 62
Guaranteed Principal Adjustment.......................................... 39
Guaranteed Withdrawal Amount............................................. 42
GWB Withdrawal Rate...................................................... 42
Income Phase............................................................. 13
Investment Portfolios.................................................... 17
Joint Owners............................................................. 63
Owner.................................................................... 63
Purchase Payment......................................................... 13
Remaining Guaranteed Withdrawal Amount................................... 36
Separate Account......................................................... 59
Total Guaranteed Withdrawal Amount....................................... 36

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select an optional guaranteed withdrawal benefit
(GWB), the Lifetime Withdrawal Guarantee. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other
Information -- The Separate Account".)


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.



You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                                P.O. Box 10426

                          Des Moines, Iowa 50306-0426

                                 (888) 556-5412


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------
























 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



 Number of Complete Years from    Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
-------------------------------   ------------------------
               0                             8
               1                             8
               2                             7
               3                             6
               4                             5
               5                             4
               6                             3
               7                             2
        8 and thereafter                     0


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

--------------------------------------------------------------------------------
THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.



ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (maximum) (Notes 3 and 4)      1.20%
Administration Charge                                       0.15%
                                                            ----
Total Separate Account Annual Expenses (maximum) (Note 3)   1.35%
Death Benefit Rider Charge (Optional)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                    0.15%
Total Separate Account Annual Expenses (maximum)
Including Charge for Optional Death Benefit                 1.50%

--------------------------------------------------------------------------------
 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses -- Account Fee.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. The mortality and expense charge may be reduced in certain circumstances. You are required to estimate on the application the total Purchase Payments you intend to make in the first Contract Year. This estimate will determine the mortality and expense charge you pay during the first Contract Year. At the first contract anniversary, the mortality and expense charge may be increased if you do not reach your Purchase Payment estimate. Also, additional Purchase Payments in excess of your estimate and additional Purchase Payments after the first Contract Year will not lower your mortality and expense charge. Please see "Expenses -- Product Charges -- How to Reduce the Mortality and Expense Charge" for more information.



 ESTIMATED/TOTAL PURCHASE PAYMENTS
      IN FIRST CONTRACT YEAR         MORTALITY AND EXPENSE CHARGE
----------------------------------   -----------------------------
            $0 - 99,999                          1.20%
         $100,000 - 249,999                      1.05%
         $250,000 - 499,999                      0.95%
          $500,000 or more                       0.80%


 Note 4. We are waiving the following amounts of the mortality and expense charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Invesco Comstock Portfolio (Class B) of Brighthouse Funds Trust I; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio (Class E) of Brighthouse Funds Trust II (see Appendix A -- "Discontinued Investment Portfolios"); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Brighthouse Funds Trust I (see Appendix
 A -- "Discontinued Investment Portfolios").

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 2))
  Lifetime Withdrawal Guarantee                                        1.60%
  (Single Life version) -- maximum charge

  Lifetime Withdrawal Guarantee                                        1.40%
  (Single Life version) -- current charge

  Lifetime Withdrawal Guarantee                                        1.80%
  (Joint Life version) -- maximum charge

  Lifetime Withdrawal Guarantee                                        1.55%
  (Joint Life version) -- current charge

GUARANTEED WITHDRAWAL BENEFIT I RIDER CHARGE
(as a percentage of the Guaranteed Withdrawal Amount) (Note 3)
  Guaranteed Withdrawal Benefit I (GWB I)                              0.25%


--------------------------------------------------------------------------------





 Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued on or before November 8, 2013 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge.")



 Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge.")



 Note 3. The Guaranteed Withdrawal Benefit I rider is not available for purchase. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.54%     1.25%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund          0.38%         0.25%        0.20%

 Invesco V.I. International Growth Fund       0.71%         0.25%        0.21%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                     0.36%         0.25%        0.02%

 American Funds Global Growth Fund            0.53%         0.25%        0.03%

 American Funds Global Small                  0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth-Income Fund            0.27%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 Harris Oakmark International Portfolio       0.77%         0.25%        0.04%

 Invesco Comstock Portfolio                   0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio              0.65%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio           0.85%         0.25%        0.03%

 Loomis Sayles Global Markets Portfolio       0.70%         0.25%        0.08%

 MFS(R) Research International Portfolio      0.70%         0.25%        0.04%

 Morgan Stanley Mid Cap Growth                0.65%         0.25%        0.05%
  Portfolio

 T. Rowe Price Large Cap Value Portfolio      0.57%         0.15%        0.02%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio              0.33%         0.25%        0.04%

 BlackRock Ultra-Short Term Bond              0.35%         0.25%        0.03%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund         0.01%       0.84%         0.01%         0.83%

 Invesco V.I. International Growth Fund      0.01%       1.18%         0.01%         1.17%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                      --        0.63%           --          0.63%

 American Funds Global Growth Fund             --        0.81%           --          0.81%

 American Funds Global Small                   --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth-Income Fund             --        0.54%           --          0.54%

BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Growth Portfolio          0.35%       0.92%           --          0.92%

 BlackRock High Yield Portfolio              0.08%       1.00%           --          1.00%

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio

 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 Harris Oakmark International Portfolio        --        1.06%         0.02%         1.04%

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio             0.05%       0.98%         0.02%         0.96%

 Invesco Small Cap Growth Portfolio            --        1.13%         0.02%         1.11%

 Loomis Sayles Global Markets Portfolio        --        1.03%           --          1.03%

 MFS(R) Research International Portfolio       --        0.99%         0.06%         0.93%

 Morgan Stanley Mid Cap Growth                 --        0.95%         0.01%         0.94%
  Portfolio

 T. Rowe Price Large Cap Value Portfolio       --        0.74%         0.03%         0.71%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio               --        0.62%           --          0.62%

 BlackRock Ultra-Short Term Bond               --        0.63%         0.02%         0.61%
  Portfolio


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Core Equity            0.70%         0.25%        0.02%
  Opportunities Portfolio

 Western Asset Management Strategic            0.57%         0.25%        0.03%
  Bond Opportunities Portfolio

 Western Asset Management                      0.47%         0.25%        0.03%
  U.S. Government Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                       0.55%         0.25%        0.08%

 Mid Cap Portfolio                             0.55%         0.25%        0.08%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                      0.45%         0.25%        0.02%

 Franklin Mutual Shares VIP Fund               0.69%         0.25%        0.03%

 Franklin Small Cap Value VIP Fund             0.63%         0.25%        0.03%

 Templeton Global Bond VIP Fund                0.46%         0.25%        0.07%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth        0.75%          --          0.05%
  Portfolio

 ClearBridge Variable Appreciation             0.70%          --          0.05%
  Portfolio

 ClearBridge Variable Dividend Strategy        0.75%         0.25%        0.07%
  Portfolio

 ClearBridge Variable Small Cap Growth         0.75%          --          0.08%
  Portfolio

 QS Variable Conservative Growth                --            --          0.13%

 QS Variable Growth                             --            --          0.11%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield      0.70%          --          0.11%
  Bond Portfolio

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS
 Oppenheimer Main Street Small Cap             0.69%         0.25%        0.12%
  Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio           0.65%         0.25%        0.06%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Brighthouse/Wellington Core Equity             --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Western Asset Management Strategic           0.01%       0.86%         0.05%         0.81%
  Bond Opportunities Portfolio

 Western Asset Management                       --        0.75%         0.01%         0.74%
  U.S. Government Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                        --        0.88%           --          0.88%

 Mid Cap Portfolio                              --        0.88%           --          0.88%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                     0.02%       0.74%         0.03%         0.71%

 Franklin Mutual Shares VIP Fund                --        0.97%           --          0.97%

 Franklin Small Cap Value VIP Fund            0.01%       0.92%         0.02%         0.90%

 Templeton Global Bond VIP Fund               0.02%       0.80%         0.05%         0.75%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth         --        0.80%           --          0.80%
  Portfolio

 ClearBridge Variable Appreciation              --        0.75%           --          0.75%
  Portfolio

 ClearBridge Variable Dividend Strategy         --        1.07%           --          1.07%
  Portfolio

 ClearBridge Variable Small Cap Growth          --        0.83%           --          0.83%
  Portfolio

 QS Variable Conservative Growth              0.69%       0.82%           --          0.82%

 QS Variable Growth                           0.79%       0.90%           --          0.90%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       --        0.81%           --          0.81%
  Bond Portfolio

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS
 Oppenheimer Main Street Small Cap              --        1.06%         0.01%         1.05%
  Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio            --        0.96%           --          0.96%




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee rider (assuming the maximum 1.80% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,285     $2,054      $2,856      $5,062
    minimum       $1,214     $1,845      $2,515      $4,418



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $485      $1,424      $2,406      $5,062
    minimum        $414      $1,215      $2,065      $4,418



CHART 2. Chart 2 assumes that you do not select the optional death benefit rider or any Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,090     $1,457      $1,841      $2,922
    minimum       $1,019     $1,244      $1,483      $2,202



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $290        $827      $1,391      $2,922
    minimum        $219        $614      $1,033      $2,202


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.





2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In connection with the offer of the contract through certain selling firms, minimum issue ages for the contract and certain of its riders may also be imposed. You should discuss this with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:

o The minimum initial Purchase Payment we will accept is $5,000. The selling firm to which your account representative is associated requires a minimum initial Purchase Payment of $10,000 for contracts that are not purchased pursuant to an exchange from a life insurance or annuity product. The minimum initial Purchase Payment accepted by the selling firm for an exchange of a life insurance or annuity product pursuant to Internal Revenue Code Section 1035 is $5,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o You are required to estimate on the application the total Purchase Payments you intend to make in the first contract year. This estimate will determine the Mortality and Expense charge you pay during the first contract year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your Purchase Payment estimate. Also, additional Purchase Payments in excess of your estimate and additional Purchase Payments after the first contract year will not lower your Mortality and Expense charge. Please see "Expenses -- Product Charges -- How to Reduce the Mortality and Expense Charge" for more information.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit I rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base of the Guaranteed Withdrawal Benefit I rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options -- Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios, we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.



We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")



FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.

Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS(R) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS(R) Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS(R) Research International Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.

3. INVESTMENT OPTIONS

The contract offers 38 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO
OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment

Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Invesco V.I. Equity and Income Fund

     Invesco V.I. International Growth Fund



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth-Income Fund




BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     American Funds(R) Growth Portfolio (Class C)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Clarion Global Real Estate Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class E)



BRIGHTHOUSE FUNDS TRUST II (CLASS B)

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios.

(See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio

     BlackRock Ultra-Short Term Bond Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly
         Met/Wellington Core Equity Opportunities Portfolio)

     Western Asset Management Strategic Bond Opportunities Portfolio

     Western Asset Management U.S. Government Portfolio




FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the contract:


     Contrafund(R) Portfolio

     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

     Franklin Small Cap Value VIP Fund

     Templeton Global Bond VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)


     QS Variable Conservative Growth (Class I)

     QS Variable Growth (Class I)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:



     Western Asset Variable Global High Yield Bond Portfolio




OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Oppenheimer Main Street Small Cap Fund(R)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio


TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 Investment Portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios may be made by calling or writing our Annuity Service Center.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.



TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund

      American Funds Global Small Capitalization Fund

      BlackRock High Yield Portfolio


      Brighthouse/Aberdeen Emerging Markets Equity Portfolio


      Clarion Global Real Estate Portfolio

      ClearBridge Variable Small Cap Growth Portfolio

      Franklin Small Cap Value VIP Fund

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Invesco V.I. International Growth Fund


      Loomis Sayles Global Markets Portfolio


      MFS(R) Research International Portfolio

      Oppenheimer Main Street Small Cap Fund(R)/VA

      Templeton Global Bond VIP Fund

      Western Asset Management Strategic Bond Opportunities Portfolio

      Western Asset Variable Global High Yield Bond Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment

Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The DCA program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short

Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.


ASSET ALLOCATION MODELS


We or an affiliate may contract with third parties to develop asset allocation models for investment options available under the contracts which we then make available to broker-dealers offering the contracts for use with their customers. Each asset allocation model is made up of a selection of Investment Portfolios; the asset allocation models themselves are not registered investment companies. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. Although asset allocation models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that a model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single

Investment Portfolio, asset class or different combination of investment options. In addition, a model is subject to all of the risks associated with its underlying Investment Portfolios.


The selling firm with which your financial representative is associated makes the asset allocation models available to its registered representatives for use with customers. Your representative can assist you in selecting a model and which Investment Portfolios to use to implement the model. It is up to you and your representative, however, to decide if you want to allocate your Account Value in accordance with an asset allocation model; the use of such models is not required. Once you select a model and the Investment Portfolio allocations, these selections will remain unchanged until you elect to revise the Investment Portfolio allocations, select a new model or both. If you also participate in the Automatic Rebalancing Program, the allocations you have selected in your model will be applied under the terms of that program. (See "Investment
Options -- Automatic Rebalancing Program.") Transfers made under the program are not taken into account in determining any transfer fee.


Asset allocation models provided to selling firms may change from time to time to reflect current market conditions. Accordingly, you may wish to consult your representative or selling firm periodically to assess whether reallocating your Account Value in accordance with an updated model may be appropriate. There is no fee currently charged to change to a different model or for a change to the Investment Portfolio allocations. Unless you or your registered representative (or selling firm) initiates a change, your current allocation will continue in effect.


The asset allocation models are not offered by this prospectus and are not part of your contract. They are offered by selling firms solely as a separate service at no additional charge to you, to help you select investment options.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to a maximum of 1.20% of the average daily net asset value of each Investment Portfolio. This charge may be reduced based on the amount of your initial Purchase Payment or, as described below, the total amount of Purchase Payments made in the first Contract Year, as shown in the following table.

    Estimated/Total
  Purchase Payments        Mortality and
in First Contract Year     Expense Charge
------------------------   ---------------
$0 - 99,999                     1.20%
$100,000 - 249,999              1.05%
$250,000 - 499,999              0.95%
$500,000 or more                0.80%

This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


HOW TO REDUCE THE MORTALITY AND EXPENSE CHARGE. If you anticipate making significant amounts of Purchase Payments after the initial Purchase Payment but during the first Contract Year, you may be able to lower the mortality and expense charge assessed by indicating to us on the application the total amount of Purchase Payments you intend to make during the first Contract Year. We will assess the daily mortality and expense charge during the first Contract Year based on the total amount of Purchase Payments you have indicated you intend to make during the first Contract Year. You are not obligated to reach your Purchase Payment goal. If you do not reach your Purchase Payment goal, at the first contract anniversary the mortality and expense charge will be adjusted to reflect the amount of Purchase Payments actually made during the first Contract Year as set forth in the table above, and the adjusted mortality and expense charge will remain in effect for the duration of your contract. We will not adjust the charge on a retroactive basis to recover any amount of the mortality and expense charge assessed during the first Contract Year.


IT IS IMPORTANT TO UNDERSTAND THAT ADDITIONAL PURCHASE PAYMENTS MADE AFTER THE FIRST CONTRACT YEAR WILL NOT LOWER YOUR MORTALITY AND EXPENSE CHARGE. FURTHERMORE, WHILE WE MAY INCREASE YOUR MORTALITY AND EXPENSE CHARGE IF YOU DO NOT REACH YOUR PURCHASE PAYMENT GOAL, WE WILL NOT LOWER THE CHARGE IF YOUR ACTUAL PURCHASE PAYMENTS EXCEED THE AMOUNT YOU INDICATED. THEREFORE, YOU SHOULD CAREFULLY CONSIDER THE AMOUNT OF PURCHASE PAYMENTS YOU INTEND TO MAKE DURING THE FIRST CONTRACT YEAR AND ENTER THAT AMOUNT ON YOUR APPLICATION. BY UNDERESTIMATING THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR, YOU MAY PAY A HIGHER MORTALITY AND EXPENSE CHARGE FOR THE DURATION OF YOUR CONTRACT THAN IF YOU ACCURATELY ESTIMATE THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR.


If you elect to apply your Account Value to an annuity option (see "Annuity Payments (The Income Phase)") prior to the first contract anniversary and you have not reached your Purchase Payment goal, the mortality and expense charge applied during the Income Phase will be increased to the charge that corresponds to the total Purchase Payments received prior to the Annuity Date.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the optional Annual Step-up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two optional guaranteed withdrawal benefits under the contract: the Lifetime Withdrawal Guarantee rider and the Guaranteed Withdrawal Benefit I rider (GWB I). The Lifetime Withdrawal Guarantee rider is currently available for purchase. The GWB I is not available for purchase. If you elect either rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary.


The Lifetime Withdrawal Guarantee and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio in the ratio each portfolio bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract) or is terminated pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the contract anniversary to the date the termination takes effect.


If the Lifetime Withdrawal Guarantee rider is in effect, the Lifetime Withdrawal Guarantee rider charge will continue even if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee") equals zero. If there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value, whatever Account Value is available will be applied to pay the rider charge, and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract. If the GWB I rider is in effect, the GWB I rider charge will not continue if your Benefit Base (see "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of GWB I") equals zero.


Lifetime Withdrawal Guarantee - Current Charge


The current charge for the Lifetime Withdrawal Guarantee rider is equal to 1.40% (Single Life version) or 1.55% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee") on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the Lifetime Withdrawal Guarantee rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rider charge that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See below for information on contracts issued with the Lifetime Withdrawal Guarantee based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009.)


Lifetime Withdrawal Guarantee - Previously Issued Contracts


Contracts based on applications received after May 1, 2009 and by July 15,
--------------------------------------------------------------------------
2011: For contracts issued based on applications and necessary information
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received at our Annuity Service Center in Good Order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on July 15, 2011, the charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


Contracts based on applications received on or before May 1, 2009: For
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contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit I


The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of GWB I") on the applicable contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from        Withdrawal Charge
  Receipt of Purchase Payment      (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          8
  1                                          8
  2                                          7
  3                                          6
  4                                          5
  5                                          4
  6                                          3
  7                                          2
  8 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider.



The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.



When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS ineligible to receive the death benefit you have selected. Additionally, if you have selected the Guaranteed Withdrawal Benefit I or Lifetime Withdrawal Guarantee rider, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Lifetime Withdrawal Guarantee rider) that may also be provided by the rider.



ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity

Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.

o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GWB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)



We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o  We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you
                                                 --------  -------
     may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.



SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFITS


There are two optional guaranteed withdrawal benefit (GWB) riders under this contract:


o  the Lifetime Withdrawal Guarantee


o  the Guaranteed Withdrawal Benefit I (GWB I)


The GWB I is not available for purchase. There may be versions of each rider that vary by issue date. Please check with your registered representative regarding which version(s) are available. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


If you purchase the Lifetime Withdrawal Guarantee rider, you must elect it at the time you purchase the contract, prior to age 81. The GWB I rider must also have been elected at the time you purchased the contract, prior to age 81. Once elected, a guaranteed withdrawal benefit rider cannot be terminated except as stated below in the description of each rider.


Each guaranteed withdrawal benefit rider guarantees that the entire amount of Purchase Payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below and section A of Appendix D.)


THE RIDER GUARANTEES MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The guaranteed withdrawal benefit riders do not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (both as described below) under the Lifetime Withdrawal Guarantee, and the Benefit Base (as described below) under the GWB I, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.") The withdrawal charge is deducted from the Remaining Guaranteed Withdrawal Amount or the Benefit Base.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE OR THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR GWB I. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE TOTAL GUARANTEED

WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE, OR THE GUARANTEED WITHDRAWAL AMOUNT FOR GWB I, UNTIL TERMINATION OF THE RIDER (EXCEPT AS DESCRIBED BELOW FOR THE GWB I RIDER CHARGE WHEN THE BENEFIT BASE EQUALS ZERO).


o IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.


o IF THE GWB I RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.


IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE GWB I RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first eight years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GUARANTEED WITHDRAWAL BENEFIT RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (FOR THE LIFETIME WITHDRAWAL GUARANTEE) OR THE BENEFIT BASE (FOR GWB I) AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (FOR THE LIFETIME WITHDRAWAL GUARANTEE) OR THE BENEFIT BASE (FOR GWB I) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB I, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GWB I rider.


(See Appendix D for examples of the guaranteed withdrawal benefit riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE


The Lifetime Withdrawal Guarantee rider is an optional rider. You can only elect the Single Life version of the Lifetime Withdrawal Guarantee rider if the Owner or oldest Joint Owner (or the Annuitant, if the Owner is a non-natural person) is at least 60 years old on the date the contract is issued. You can only elect the Joint Life version of the Lifetime Withdrawal Guarantee rider if: (1) the contract is owned by Joint Owners who are spouses and (2) both Joint Owners are at least 63 years old on the date the contract is issued.


The Lifetime Withdrawal Guarantee rider is an optional rider. In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your Account Value may be higher. In considering the benefit of lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any guaranteed withdrawal benefit rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT (AN "EXCESS WITHDRAWAL"), THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT BY AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT). THIS REDUCTION MAY BE SIGNIFICANT. (SEE "MANAGING YOUR WITHDRAWALS" BELOW.) Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments, and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the Compounding Income Amount, as described below. IF A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT (AN "EXCESS WITHDRAWAL"), THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


COMPOUNDING INCOME AMOUNT. The Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) on each contract anniversary until the earlier of:
(a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary. For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013, the Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 4% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. (See section B of Appendix D.) The 4% increase described in this section will be made before any step-ups as described under "Automatic Annual Step-Up" below. (For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013, see "Prior Version of Lifetime Withdrawal Guarantee" below.)


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the

Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have chosen not to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000;


o resets the Annual Benefit Payment equal to the Withdrawal Rate (see "Annual Benefit Payment" below) multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and


o may reset the Lifetime Withdrawal Guarantee rider charge to a rate that does not exceed the lower of: (a) the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the step-up.


For information on the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee, see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge."


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. (See section C of Appendix D.)


If your contract was issued based on an application and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, and your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.


Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, since the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013, the Withdrawal Rate is 4%. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. (For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013, see "Prior Version of Lifetime Withdrawal Guarantee" below.)


We will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the Lifetime Withdrawal Guarantee rider was elected, and your spouse elects to continue the contract), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero.


YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE LIFETIME WITHDRAWAL GUARANTEE. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LIFETIME WITHDRAWAL GUARANTEE. FOR EXAMPLE, YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT IS NO LONGER INCREASED BY THE

COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR FIRST WITHDRAWAL. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. Annuitization may provide higher income amounts if the current Annuity Option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the Lifetime Withdrawal Guarantee rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the Lifetime Withdrawal Guarantee rider. (See "Federal Income Tax Status -- Withdrawals" and see "Lifetime Withdrawal Guarantee and Annuitization" at the end of this section of the prospectus.)


PRIOR VERSION OF LIFETIME WITHDRAWAL GUARANTEE. For contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013, the Compounding Income Amount and Withdrawal Rate for the Lifetime Withdrawal Guarantee are 5%.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment.


IF YOU TAKE AN EXCESS WITHDRAWAL (A WITHDRAWAL FROM YOUR CONTRACT THAT RESULTS IN ANNUAL WITHDRAWALS DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT), THE TOTAL GUARANTEED WITHDRAWAL AMOUNT MAY BE RECALCULATED AND THE ANNUAL BENEFIT PAYMENT WILL BE REDUCED TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE WITHDRAWAL RATE. IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the Excess Withdrawal did not cause your Account Value to drop to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 5% the next year without exceeding your Annual Benefit Payment in the second year. (See section A of Appendix D.)


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment and may cause the Total Guaranteed Withdrawal Amount to be recalculated and the

Annual Benefit Payment to be reduced. YOU MUST BE ENROLLED ONLY IN THE
                                                           ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL

PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available. The Joint Life version must be elected at the time you purchase the contract, the contract must be owned by Joint Owners who are spouses, and both Joint Owners must be at least 63 years old on the date the contract is issued. Because of the requirement that the contract be owned by Joint Owners, the Joint Life version can only be purchased with Non-Qualified Contracts. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. Furthermore, changing the primary Beneficiary under the contract terminates the Lifetime Withdrawal Guarantee rider. If the spouse elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. (For information on the current and maximum rider charges for the Joint Life version of the Lifetime Withdrawal Guarantee, see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge.")


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate and we will no longer deduct the Lifetime Withdrawal Guarantee rider charge. The variable annuity contract, however, will continue.


If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met)(a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider; or


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).


Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted.


ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider which can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your Account Value;
(2) your Account Value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the Lifetime Withdrawal Guarantee rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the Lifetime Withdrawal Guarantee rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Lifetime Withdrawal Guarantee rider.


(See Appendix D for examples of the guaranteed withdrawal benefit riders.)


DESCRIPTION OF GWB I


The GWB I is not available for purchase. In marketing or other materials, we may refer to the GWB I as the "GWB" or the "Guaranteed Withdrawal Benefit."


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Benefit Base and the Guaranteed Withdrawal Amount are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


(See section D of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. IF A WITHDRAWAL FROM YOUR CONTRACT DOES RESULT IN ANNUAL WITHDRAWALS (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGE) DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT OR IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Furthermore, since the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix D for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than the Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment; if such withdrawals exceed your Annual Benefit Payment, the Annual Benefit Payment will be recalculated and may be reduced. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the

Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section G of Appendix D.) If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies
Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


GWB I AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.


(See Appendix D for examples of the guaranteed withdrawal benefit riders.)




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider.



If you select both a death benefit rider and a living benefit rider, you should consider how any withdrawals you plan to take will affect the benefits under each rider. Withdrawals may affect the death benefit under the death benefit rider and the benefit base under the living benefit rider differently. Refer to the descriptions of the death benefit riders and living benefit riders for details on how withdrawals are treated under each rider.


The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or

(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of yourcontract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.



In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix E for examples of the Annual Step-Up death benefit rider.)


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).

A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



NON-QUALIFIED CONTRACTS


This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION



Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:



(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of you and your designated Beneficiary, or



(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).

EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL



In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater
- or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or



(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity

Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:


(a) on account of your death or disability, or



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.



Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:



(a) the calendar year in which you reach age 70 1/2, or



(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.



CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




11. OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off. To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10. Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/ companysearch.html. No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


PrimElite IV is a service mark of Primerica, Inc. Brighthouse uses this mark pursuant to a license agreement.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as First MetLife Investors Variable Annuity Account One. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Withdrawal Benefit, or optional Lifetime Withdrawal Guarantee benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. Brighthouse is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org.

An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples -- Investment Portfolio Expenses" and the Investment Portfolio prospectuses.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments to selling firms is 6% of Purchase Payments, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement.The commission rate paid to selling firms is determined by the estimated first year Purchase Payments, or in certain circumstances total Purchase Payments made in the first Contract Year. The dollar amount of your estimated first year Purchase Payments, or in certain circumstances total Purchase Payments made in the first Contract Year, will determine your mortality and expense charge for the duration of your contract (see "Expenses -- Product Charges -- Mortality and Expense Charge"). The higher the mortality and expense charge, the higher the commission rate the selling firm will receive. The compensation earned by your registered representative in connection with the sale of the contract will be higher if you do not qualify for a lower mortality and expense charge.


As described in "Expenses -- Product Charges -- Mortality and Expense Charge," the mortality and expense charge paid during the first Contract Year is determined at contract issue based on your estimate of the total Purchase Payments to be made during the first Contract Year. If actual Purchase Payments made during the first Contract Year fall into a range of dollar amounts corresponding to a higher mortality and expense charge, you will pay that higher mortality and expense charge for all subsequent Contract Years. However, if actual Purchase Payments made during the first Contract Year fall into a range of dollar amounts corresponding to a lower mortality and expense charge than did your estimated Purchase Payments, no adjustment will be made. AS A RESULT, THE RATE OF COMPENSATION PAID ON PURCHASE PAYMENTS WILL BE HIGHEST WHEN YOUR ESTIMATE FALLS INTO THE RANGE OF DOLLAR AMOUNTS CORRESPONDING TO THE HIGHEST MORTALITY AND EXPENSE CHARGE, REGARDLESS OF ACTUAL PURCHASE PAYMENTS MADE.

Please note that if your estimated total Purchase Payments during the first Contract Year are just below one of the threshold dollar amounts set out in the table under "Expenses -- Product Charges -- Mortality and Expense Charge," the rate of commission will be higher than if your initial Purchase Payment or your estimated Purchase Payments are at or just above the threshold dollar amount. For example, the rate of commission paid if your estimated total Purchase Payments in the first Contract Year are $99,999 is higher than if your estimated total Purchase Payments in the first Contract Year are $100,000. In addition, any Purchase Payments in excess of your estimated total Purchase Payments during the first Contract Year do not reduce your mortality and expense charge. For these reasons, your registered representative may have an incentive for you to underestimate the total Purchase Payments during the first Contract Year.

Also, because Purchase Payments made after the first contract anniversary do not qualify you for a lower mortality and expense charge, the commission rate paid to selling firms, and therefore the total dollar amount of compensation, will be higher than if all Purchase Payments were made during the first Contract Year and the total amount of Purchase Payments qualified you for a lower mortality and expense charge.


We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2016, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock

Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 549-5850

     or



o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.



We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.

ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Additional Information


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

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APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2016. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)

11/12/2007 to 12/31/2007     15.177473         15.229567           84,612.2112
01/01/2008 to 12/31/2008     15.229567         11.599483          106,113.0473
01/01/2009 to 12/31/2009     11.599483         13.996487          145,427.8000
01/01/2010 to 12/31/2010     13.996487         15.447100          197,364.3807
01/01/2011 to 12/31/2011     15.447100         15.019789          272,083.9159
01/01/2012 to 12/31/2012     15.019789         16.627859          293,615.3051
01/01/2013 to 12/31/2013     16.627859         20.456736          301,902.9027
01/01/2014 to 12/31/2014     20.456736         21.918933          288,315.4032
01/01/2015 to 12/31/2015     21.918933         21.034353          279,616.2788
01/01/2016 to 12/31/2016     21.034353         23.795311          267,150.7537
--------------------------   ---------         ---------          ------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))

11/12/2007 to 12/31/2007     29.156536         29.283341            3,925.6648
01/01/2008 to 12/31/2008     29.283341         17.154829           16,567.7933
01/01/2009 to 12/31/2009     17.154829         22.799402           32,429.5500
01/01/2010 to 12/31/2010     22.799402         25.292025           51,336.9309
01/01/2011 to 12/31/2011     25.292025         23.173968           72,735.9387
01/01/2012 to 12/31/2012     23.173968         26.309466           93,888.3054
01/01/2013 to 12/31/2013     26.309466         30.769049          103,140.3354
01/01/2014 to 12/31/2014     30.769049         30.338152           98,517.8822
01/01/2015 to 12/31/2015     30.338152         29.104633           98,136.5118
01/01/2016 to 12/31/2016     29.104633         28.471565           96,156.5732
--------------------------   ---------         ---------          ------------

AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007     15.733841         15.686957                0.0000
01/01/2008 to 12/31/2008     15.686957         14.008187           32,716.7046
01/01/2009 to 12/31/2009     14.008187         15.539197           74,309.6100
01/01/2010 to 12/31/2010     15.539197         16.294392          112,445.5556
01/01/2011 to 12/31/2011     16.294392         17.032201          143,338.3769
01/01/2012 to 12/31/2012     17.032201         17.678853          167,101.9583
01/01/2013 to 12/31/2013     17.678853         17.039755          190,851.3040
01/01/2014 to 12/31/2014     17.039755         17.672051          182,302.7014
01/01/2015 to 12/31/2015     17.672051         17.456686          174,756.6621
01/01/2016 to 12/31/2016     17.456686         17.703108          165,718.5712
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007         28.500104         29.015768       22,703.3594
01/01/2008 to 12/31/2008         29.015768         17.609553       48,115.1264
01/01/2009 to 12/31/2009         17.609553         24.686123       63,446.4400
01/01/2010 to 12/31/2010         24.686123         27.175296       80,219.0010
01/01/2011 to 12/31/2011         27.175296         24.392523       94,128.3967
01/01/2012 to 12/31/2012         24.392523         29.448836       99,389.5755
01/01/2013 to 12/31/2013         29.448836         37.475161      101,510.0734
01/01/2014 to 12/31/2014         37.475161         37.771172       98,429.1348
01/01/2015 to 12/31/2015         37.771172         39.789968       90,408.9670
01/01/2016 to 12/31/2016         39.789968         39.441013       87,512.5787
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007         36.082759         34.997813            0.0000
01/01/2008 to 12/31/2008         34.997813         16.023138        7,459.0268
01/01/2009 to 12/31/2009         16.023138         25.460029       12,903.2000
01/01/2010 to 12/31/2010         25.460029         30.703040       21,324.7342
01/01/2011 to 12/31/2011         30.703040         24.456039       27,011.9124
01/01/2012 to 12/31/2012         24.456039         28.469236       31,033.2702
01/01/2013 to 12/31/2013         28.469236         35.976513       34,188.9550
01/01/2014 to 12/31/2014         35.976513         36.193153       33,290.1377
01/01/2015 to 12/31/2015         36.193153         35.749000       32,035.8690
01/01/2016 to 12/31/2016         35.749000         35.955730       31,076.6674
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007        171.408380        172.441755        6,700.6672
01/01/2008 to 12/31/2008        172.441755         95.172443       17,075.9971
01/01/2009 to 12/31/2009         95.172443        130.706105       26,915.1000
01/01/2010 to 12/31/2010        130.706105        152.815227       34,734.9576
01/01/2011 to 12/31/2011        152.815227        144.105982       39,986.5516
01/01/2012 to 12/31/2012        144.105982        167.346219       43,134.2665
01/01/2013 to 12/31/2013        167.346219        214.480710       42,456.5717
01/01/2014 to 12/31/2014        214.480710        229.265986       39,041.0492
01/01/2015 to 12/31/2015        229.265986        241.341812       34,710.6129
01/01/2016 to 12/31/2016        241.341812        260.305987       30,815.3600
--------------------------      ----------        ----------      ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007        116.519398        117.200478       10,360.3978
01/01/2008 to 12/31/2008        117.200478         71.752703       16,262.0825
01/01/2009 to 12/31/2009         71.752703         92.767065       22,179.3400
01/01/2010 to 12/31/2010         92.767065        101.829179       27,021.2134
01/01/2011 to 12/31/2011        101.829179         98.480424       30,480.0074
01/01/2012 to 12/31/2012         98.480424        113.965999       31,380.3366
01/01/2013 to 12/31/2013        113.965999        149.880499       30,675.4112
01/01/2014 to 12/31/2014        149.880499        163.350958       28,443.0218
01/01/2015 to 12/31/2015        163.350958        163.259796       26,263.9333
01/01/2016 to 12/31/2016        163.259796        179.358671       24,633.4595
--------------------------      ----------        ----------      ------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS 2)

08/12/2013 to 12/31/2013          5.147976          5.674513       11,159.8797
01/01/2014 to 12/31/2014          5.674513          6.241523       27,025.0695
01/01/2015 to 12/31/2015          6.241523          6.174137       37,423.6999
01/01/2016 to 12/31/2016          6.174137          6.552380       56,960.7088
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS)

11/12/2007 to 12/31/2007     45.353674         46.847957                0.0000
01/01/2008 to 12/31/2008     46.847957         26.482056            6,784.5942
01/01/2009 to 12/31/2009     26.482056         35.391967           15,445.3700
01/01/2010 to 12/31/2010     35.391967         40.830398           24,235.2252
01/01/2011 to 12/31/2011     40.830398         39.163012           34,217.7119
01/01/2012 to 12/31/2012     39.163012         44.868303           44,281.3830
01/01/2013 to 12/31/2013     44.868303         57.967058           47,029.8942
01/01/2014 to 12/31/2014     57.967058         63.851825           42,648.4112
01/01/2015 to 12/31/2015     63.851825         63.252037           39,197.1303
01/01/2016 to 12/31/2016     63.252037         67.240263           35,145.0176
--------------------------   ---------         ---------           -----------

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)

11/12/2007 to 12/31/2007     40.092565         40.822935            7,102.8003
01/01/2008 to 12/31/2008     40.822935         24.285647           16,604.0382
01/01/2009 to 12/31/2009     24.285647         33.434468           29,102.5900
01/01/2010 to 12/31/2010     33.434468         42.347733           45,882.3503
01/01/2011 to 12/31/2011     42.347733         37.190772           64,316.8107
01/01/2012 to 12/31/2012     37.190772         41.969196           84,376.6706
01/01/2013 to 12/31/2013     41.969196         56.174780           93,120.8829
01/01/2014 to 12/31/2014     56.174780         58.676254           87,495.0116
01/01/2015 to 12/31/2015     58.676254         56.861156           82,020.9741
01/01/2016 to 12/31/2016     56.861156         62.693345           79,457.2115
--------------------------   ---------         ---------           -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007     45.218377         45.389592           34,653.1484
01/01/2008 to 12/31/2008     45.389592         31.451639           40,847.8630
01/01/2009 to 12/31/2009     31.451639         42.012274           52,886.7500
01/01/2010 to 12/31/2010     42.012274         46.632018           60,778.7687
01/01/2011 to 12/31/2011     46.632018         47.034525           72,609.3066
01/01/2012 to 12/31/2012     47.034525         52.192739           82,241.3002
01/01/2013 to 12/31/2013     52.192739         58.583826           83,656.2040
01/01/2014 to 12/31/2014     58.583826         60.375481           78,497.6215
01/01/2015 to 12/31/2015     60.375481         55.280794           76,359.6009
01/01/2016 to 12/31/2016     55.280794         62.094654           71,207.1201
--------------------------   ---------         ---------           -----------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007     23.860863         23.943267           27,565.3830
01/01/2008 to 12/31/2008     23.943267         14.833109           36,738.4601
01/01/2009 to 12/31/2009     14.833109         18.418533           46,170.2900
01/01/2010 to 12/31/2010     18.418533         20.175704           58,102.6493
01/01/2011 to 12/31/2011     20.175704         19.668797           65,497.6404
01/01/2012 to 12/31/2012     19.668797         22.134178           63,701.4368
01/01/2013 to 12/31/2013     22.134178         27.967044           53,669.4386
01/01/2014 to 12/31/2014     27.967044         29.512846           46,123.4694
01/01/2015 to 12/31/2015     29.512846         27.638150           42,787.7235
01/01/2016 to 12/31/2016     27.638150         31.598772           39,161.7775
--------------------------   ---------         ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007         8.765510          8.763209             0.0000
01/01/2008 to 12/31/2008         8.763209          5.782082         6,674.4634
01/01/2009 to 12/31/2009         5.782082          7.356725        15,910.9000
01/01/2010 to 12/31/2010         7.356725          9.292637        24,391.6541
01/01/2011 to 12/31/2011         9.292637          8.810314        41,172.9395
01/01/2012 to 12/31/2012         8.810314         10.274286        68,798.6354
01/01/2013 to 12/31/2013        10.274286         13.789211        75,760.0544
01/01/2014 to 12/31/2014        13.789211         13.661456        70,697.9826
01/01/2015 to 12/31/2015        13.661456         12.463886        70,934.3668
01/01/2016 to 12/31/2016        12.463886         15.984910        65,441.5131
--------------------------      ---------         ---------        -----------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007        12.648241         12.547746             0.0000
01/01/2008 to 12/31/2008        12.547746         13.127592        15,161.2757
01/01/2009 to 12/31/2009        13.127592         15.348221        28,665.6900
01/01/2010 to 12/31/2010        15.348221         17.304367        60,987.8721
01/01/2011 to 12/31/2011        17.304367         16.898904       108,612.9465
01/01/2012 to 12/31/2012        16.898904         19.153935       164,313.7909
01/01/2013 to 12/31/2013        19.153935         19.176162       202,506.6660
01/01/2014 to 12/31/2014        19.176162         19.236936       204,908.1475
01/01/2015 to 12/31/2015        19.236936         18.134716       209,169.2877
01/01/2016 to 12/31/2016        18.134716         18.389673       213,246.2092
--------------------------      ---------         ---------       ------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)

11/12/2007 to 12/31/2007        13.251061         13.617269        78,092.1396
01/01/2008 to 12/31/2008        13.617269          7.993738       108,998.0172
01/01/2009 to 12/31/2009         7.993738         10.596835       131,570.6900
01/01/2010 to 12/31/2010        10.596835         13.050039       139,923.1536
01/01/2011 to 12/31/2011        13.050039         13.173773       161,483.2213
01/01/2012 to 12/31/2012        13.173773         15.406299       174,182.0897
01/01/2013 to 12/31/2013        15.406299         22.428756       185,461.9632
01/01/2014 to 12/31/2014        22.428756         26.601023       186,853.4795
01/01/2015 to 12/31/2015        26.601023         25.750168       192,447.9369
01/01/2016 to 12/31/2016        25.750168         25.671909       192,499.6384
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)

11/12/2007 to 12/31/2007        32.980222         33.708989        40,484.1019
01/01/2008 to 12/31/2008        33.708989         23.471944        46,686.6349
01/01/2009 to 12/31/2009        23.471944         28.236210        62,702.7400
01/01/2010 to 12/31/2010        28.236210         31.328039        92,376.3362
01/01/2011 to 12/31/2011        31.328039         31.666239       123,526.2799
01/01/2012 to 12/31/2012        31.666239         36.167396       141,078.3478
01/01/2013 to 12/31/2013        36.167396         46.318086       147,668.0779
01/01/2014 to 12/31/2014        46.318086         50.644486       138,932.1755
01/01/2015 to 12/31/2015        50.644486         50.688657       132,925.6881
01/01/2016 to 12/31/2016        50.688657         54.812016       131,483.5865
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)

11/12/2007 to 12/31/2007        14.661516         14.965870        11,815.8765
01/01/2008 to 12/31/2008        14.965870          9.588519        31,949.6808
01/01/2009 to 12/31/2009         9.588519         11.583598        44,126.2300
01/01/2010 to 12/31/2010        11.583598         12.793918        54,948.5899
01/01/2011 to 12/31/2011        12.793918         13.575652        88,132.6458
01/01/2012 to 12/31/2012        13.575652         15.254952       121,940.2841
01/01/2013 to 12/31/2013        15.254952         18.887492       144,141.4893
01/01/2014 to 12/31/2014        18.887492         21.114960       140,780.1450
01/01/2015 to 12/31/2015        21.114960         19.877270       140,876.4916
01/01/2016 to 12/31/2016        19.877270         22.475445       146,494.8287
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)

11/12/2007 to 12/31/2007        14.153602         14.409486           142.5326
01/01/2008 to 12/31/2008        14.409486          8.415694         5,016.7081
01/01/2009 to 12/31/2009         8.415694         11.836558         8,551.2500
01/01/2010 to 12/31/2010        11.836558         14.596914        11,729.4761
01/01/2011 to 12/31/2011        14.596914         14.579426        20,023.7496
01/01/2012 to 12/31/2012        14.579426         17.151342        29,643.3066
01/01/2013 to 12/31/2013        17.151342         24.845843        38,665.5942
01/01/2014 to 12/31/2014        24.845843         25.474098        36,468.8703
01/01/2015 to 12/31/2015        25.474098         23.996807        38,274.6028
01/01/2016 to 12/31/2016        23.996807         25.011288        35,906.8433
--------------------------      ---------         ---------       ------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)

05/03/2010 to 12/31/2010        16.046143         16.966186        31,499.8214
01/01/2011 to 12/31/2011        16.966186         16.910059        38,211.5555
01/01/2012 to 12/31/2012        16.910059         18.838314        41,275.1149
01/01/2013 to 12/31/2013        18.838314         21.403579        38,659.4862
01/01/2014 to 12/31/2014        21.403579         22.119565        36,246.3303
01/01/2015 to 12/31/2015        22.119565         21.531928        40,510.8865
01/01/2016 to 12/31/2016        21.531928         22.787540        38,298.2028
--------------------------      ---------         ---------       ------------

QS VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT)

11/12/2007 to 12/31/2007        15.343560         15.458245         3,436.4348
01/01/2008 to 12/31/2008        15.458245          9.529688        13,212.2227
01/01/2009 to 12/31/2009         9.529688         12.436637        30,758.1900
01/01/2010 to 12/31/2010        12.436637         14.174869        41,862.0648
01/01/2011 to 12/31/2011        14.174869         13.641752        41,863.1571
01/01/2012 to 12/31/2012        13.641752         15.572693        39,775.7858
01/01/2013 to 12/31/2013        15.572693         19.406012        40,434.9663
01/01/2014 to 12/31/2014        19.406012         20.012963        37,362.6623
01/01/2015 to 12/31/2015        20.012963         19.274604        36,133.3155
01/01/2016 to 12/31/2016        19.274604         20.601232        32,514.8767
--------------------------      ---------         ---------       ------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)

11/12/2007 to 12/31/2007        16.467629         16.326966        27,550.0753
01/01/2008 to 12/31/2008        16.326966         11.125682        34,278.6226
01/01/2009 to 12/31/2009        11.125682         17.049176        38,751.3600
01/01/2010 to 12/31/2010        17.049176         19.301473        46,882.4278
01/01/2011 to 12/31/2011        19.301473         19.340355        53,634.7570
01/01/2012 to 12/31/2012        19.340355         22.542599        72,274.6134
01/01/2013 to 12/31/2013        22.542599         23.599352        83,692.2742
01/01/2014 to 12/31/2014        23.599352         22.980070        80,696.8981
01/01/2015 to 12/31/2015        22.980070         21.315986        78,445.0105
01/01/2016 to 12/31/2016        21.315986         24.275504        78,827.8154
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET INVESTORS SERIES TRUST

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

08/12/2013 to 12/31/2013        11.471569         12.756792       319,422.5472
01/01/2014 to 12/31/2014        12.756792         13.595291       325,089.2396
01/01/2015 to 12/31/2015        13.595291         14.262268       345,559.6184
01/01/2016 to 12/31/2016        14.262268         15.328379       338,886.3420
--------------------------      ---------         ---------       ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        22.038621         23.691878        65,813.6710
01/01/2013 to 12/31/2013        23.691878         25.517482        75,854.7931
01/01/2014 to 12/31/2014        25.517482         25.965923        93,178.4367
01/01/2015 to 12/31/2015        25.965923         24.544095        83,442.9737
01/01/2016 to 12/31/2016        24.544095         27.558429        71,804.1783
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        17.524570         18.612590       205,407.7979
01/01/2015 to 12/31/2015        18.612590         18.078496       185,305.2510
01/01/2016 to 12/31/2016        18.078496         17.964995       162,442.6827
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))

11/12/2007 to 12/31/2007         9.983166          9.610993             0.0000
01/01/2008 to 12/31/2008         9.610993          5.233377         2,535.7160
01/01/2009 to 12/31/2009         5.233377          6.758705         8,427.0100
01/01/2010 to 12/31/2010         6.758705          7.805950        15,350.1969
01/01/2011 to 12/31/2011         7.805950          7.172604        29,717.9276
01/01/2012 to 12/31/2012         7.172604          9.032738        41,740.1471
01/01/2013 to 12/31/2013         9.032738          9.115156        45,930.7462
01/01/2014 to 04/25/2014         9.115156          9.583645             0.0000
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))

11/12/2007 to 12/31/2007        26.386768         24.666676        17,438.0784
01/01/2008 to 12/31/2008        24.666676         15.089759        29,846.7188
01/01/2009 to 12/31/2009        15.089759         19.079756        45,675.9800
01/01/2010 to 12/31/2010        19.079756         24.427670        45,183.9455
01/01/2011 to 12/31/2011        24.427670         25.489341        44,858.4494
01/01/2012 to 12/31/2012        25.489341         29.084038        40,437.9289
01/01/2013 to 12/31/2013        29.084038         29.239437        47,422.7003
01/01/2014 to 04/25/2014        29.239437         32.596168             0.0000
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         8.419433          7.626325       261,982.2299
01/01/2012 to 12/31/2012         7.626325          8.902546       253,292.3439
01/01/2013 to 12/31/2013         8.902546         12.769341       239,093.3155
01/01/2014 to 12/31/2014        12.769341         14.955819       251,126.7588
01/01/2015 to 12/31/2015        14.955819         14.138445       237,924.7523
01/01/2016 to 12/31/2016        14.138445         14.301289       223,030.2552
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

11/12/2007 to 12/31/2007        10.409308         10.338948        12,925.1800
01/01/2008 to 12/31/2008        10.338948          4.622100        59,453.2090
01/01/2009 to 12/31/2009         4.622100          6.282167        86,970.9900
01/01/2010 to 12/31/2010         6.282167          6.642605       105,516.7831
01/01/2011 to 04/29/2011         6.642605          7.060846             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        18.435084         21.292247       239,031.5056
01/01/2013 to 12/31/2013        21.292247         27.370640       224,663.1016
01/01/2014 to 12/31/2014        27.370640         25.401962       237,544.7990
01/01/2015 to 12/31/2015        25.401962         23.892177       219,242.6965
01/01/2016 to 12/31/2016        23.892177         25.461206       212,000.0254
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.248246          9.050430       197,780.6400
01/01/2010 to 12/31/2010         9.050430         10.242106       224,221.6656
01/01/2011 to 12/31/2011        10.242106          9.942277       254,576.1406
01/01/2012 to 12/31/2012         9.942277         11.607402       244,812.1339
01/01/2013 to 12/31/2013        11.607402         15.481667       226,255.4072
01/01/2014 to 12/31/2014        15.481667         16.671405       503,309.2300
01/01/2015 to 12/31/2015        16.671405         15.442562       499,490.7533
01/01/2016 to 12/31/2016        15.442562         17.844135       477,407.4663
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))

11/12/2007 to 12/31/2007        14.206285         14.332350        39,392.2764
01/01/2008 to 12/31/2008        14.332350          9.570657        66,176.7111
01/01/2009 to 12/31/2009         9.570657         11.701211       105,866.5200
01/01/2010 to 12/31/2010        11.701211         12.932462       162,537.3539
01/01/2011 to 12/31/2011        12.932462         12.452165       200,663.9523
01/01/2012 to 12/31/2012        12.452165         14.025729       232,006.4797
01/01/2013 to 12/31/2013        14.025729         18.482676       248,359.1312
01/01/2014 to 04/25/2014        18.482676         18.591862             0.0000
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT
(CLASS B) AND BEFORE THAT VAN KAMPEN
 LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))

11/12/2007 to 12/31/2007        15.007725         14.891154        37,532.0893
01/01/2008 to 12/31/2008        14.891154          9.416936        53,271.2426
01/01/2009 to 05/01/2009         9.416936          9.136104             0.0000
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        34.703373         37.581838        66,638.7681
01/01/2015 to 12/31/2015        37.581838         33.697185        67,334.2647
01/01/2016 to 12/31/2016        33.697185         38.342201        64,406.1904
--------------------------      ---------         ---------       ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP
 VALUE SUB-ACCOUNT CLASS II))

11/12/2007 to 12/31/2007        10.890825         10.984276             0.0000
01/01/2008 to 12/31/2008        10.984276          6.338311         3,086.2270
01/01/2009 to 12/31/2009         6.338311          8.689076         6,391.5400
01/01/2010 to 12/31/2010         8.689076         10.458488        11,498.2533
01/01/2011 to 12/31/2011        10.458488         10.388246        22,421.8833
01/01/2012 to 12/31/2012        10.388246         11.980125        28,937.3825
01/01/2013 to 12/31/2013        11.980125         15.806478        42,596.9572
01/01/2014 to 04/25/2014        15.806478         15.795685             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

11/12/2007 to 12/31/2007        15.945766         15.957165       100,872.0035
01/01/2008 to 12/31/2008        15.957165          9.631096       115,082.7236
01/01/2009 to 12/31/2009         9.631096         12.696435       123,413.8300
01/01/2010 to 12/31/2010        12.696435         15.782371       115,653.7009
01/01/2011 to 12/31/2011        15.782371         15.379785       119,155.9816
01/01/2012 to 12/31/2012        15.379785         17.911571       119,859.2900
01/01/2013 to 12/31/2013        17.911571         24.734051       113,840.9996
01/01/2014 to 12/31/2014        24.734051         26.293351       104,921.4460
01/01/2015 to 12/31/2015        26.293351         25.459025       106,694.7334
01/01/2016 to 12/31/2016        25.459025         27.947803       105,689.9378
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        14.138828         14.512719        63,834.7822
01/01/2013 to 12/31/2013        14.512719         16.745433        55,086.0847
01/01/2014 to 12/31/2014        16.745433         17.068072        53,125.0446
01/01/2015 to 12/31/2015        17.068072         17.020383        55,479.0463
01/01/2016 to 12/31/2016        17.020383         17.567967        51,042.8082
--------------------------      ---------         ---------       ------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))

11/12/2007 to 12/31/2007        13.696529         14.092068        35,689.9479
01/01/2008 to 12/31/2008        14.092068          6.172943        97,745.4645
01/01/2009 to 12/31/2009         6.172943         10.273766       128,410.0500
01/01/2010 to 12/31/2010        10.273766         12.515157       186,580.4705
01/01/2011 to 12/31/2011        12.515157         10.023099       253,446.5863
01/01/2012 to 12/31/2012        10.023099         11.738767       269,265.7916
01/01/2013 to 12/31/2013        11.738767         10.987975       307,730.0150
01/01/2014 to 12/31/2014        10.987975         10.118507       319,413.1781
01/01/2015 to 12/31/2015        10.118507          8.590973       332,134.1789
01/01/2016 to 12/31/2016         8.590973          9.436499       301,226.8477
--------------------------      ---------         ---------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/12/2007 to 12/31/2007        17.451734         17.827392       155,788.0228
01/01/2008 to 12/31/2008        17.827392         10.121297       160,118.7044
01/01/2009 to 12/31/2009        10.121297         13.117935       138,996.1600
01/01/2010 to 12/31/2010        13.117935         14.396532       154,380.6115
01/01/2011 to 12/31/2011        14.396532         12.663042       166,125.8922
01/01/2012 to 12/31/2012        12.663042         14.557637       172,526.6740
01/01/2013 to 12/31/2013        14.557637         17.102618       165,679.9008
01/01/2014 to 12/31/2014        17.102618         15.677116       162,759.5801
01/01/2015 to 12/31/2015        15.677116         15.169757       156,455.2234
01/01/2016 to 12/31/2016        15.169757         14.813093       149,391.6458
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)

11/12/2007 to 12/31/2007        12.552717         13.000146         1,819.8910
01/01/2008 to 12/31/2008        13.000146          6.818846         8,260.6086
01/01/2009 to 12/31/2009         6.818846         10.564501        15,881.0100
01/01/2010 to 12/31/2010        10.564501         13.746673        28,651.4638
01/01/2011 to 12/31/2011        13.746673         12.605011        50,070.6852
01/01/2012 to 12/31/2012        12.605011         13.568856        85,962.5568
01/01/2013 to 12/31/2013        13.568856         18.583175       103,178.0608
01/01/2014 to 12/31/2014        18.583175         18.492153       117,464.4025
01/01/2015 to 12/31/2015        18.492153         17.301835       122,374.6854
01/01/2016 to 12/31/2016        17.301835         15.602241       129,287.1912
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

11/12/2007 to 12/31/2007        19.899622         20.008676         3,965.0987
01/01/2008 to 12/31/2008        20.008676         11.715866         8,442.7057
01/01/2009 to 12/31/2009        11.715866         16.135099        10,508.8600
01/01/2010 to 12/31/2010        16.135099         18.426604         9,179.4754
01/01/2011 to 12/31/2011        18.426604         16.626982         8,867.0760
01/01/2012 to 12/31/2012        16.626982         19.846361         5,972.9610
01/01/2013 to 12/31/2013        19.846361         24.851865        38,659.5621
01/01/2014 to 12/31/2014        24.851865         25.006332        35,598.6056
01/01/2015 to 12/31/2015        25.006332         25.603522        33,545.3939
01/01/2016 to 12/31/2016        25.603522         25.280600        29,301.7519
--------------------------      ---------         ---------        -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

11/12/2007 to 12/31/2007        18.678770         18.836352        10,300.3692
01/01/2008 to 12/31/2008        18.836352         10.701719        18,273.6088
01/01/2009 to 12/31/2009        10.701719         13.821411        28,126.4500
01/01/2010 to 12/31/2010        13.821411         14.622522        31,950.4050
01/01/2011 to 04/29/2011        14.622522         16.309009             0.0000
--------------------------      ---------         ---------        -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         8.694069          9.096055         4,339.7985
01/01/2011 to 12/31/2011         9.096055          8.342866        52,487.1050
01/01/2012 to 12/31/2012         8.342866         10.043648        60,550.4576
01/01/2013 to 04/26/2013        10.043648         10.674053             0.0000
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)

04/28/2014 to 12/31/2014        43.995216         48.029516        55,023.9603
01/01/2015 to 12/31/2015        48.029516         45.665286        50,165.1716
01/01/2016 to 12/31/2016        45.665286         52.209358        39,397.6280
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))

11/12/2007 to 12/31/2007        34.263705         35.058950        27,481.8513
01/01/2008 to 12/31/2008        35.058950         21.903014        33,764.0665
01/01/2009 to 12/31/2009        21.903014         27.911532        41,443.4300
01/01/2010 to 12/31/2010        27.911532         32.061790        50,352.6500
01/01/2011 to 12/31/2011        32.061790         29.628299        57,471.4988
01/01/2012 to 12/31/2012        29.628299         33.556473        60,625.9552
01/01/2013 to 12/31/2013        33.556473         43.690070        59,977.5487
01/01/2014 to 04/25/2014        43.690070         43.931678             0.0000
--------------------------      ---------         ---------        -----------

METROPOLITAN SERIES FUND

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        54.791733         56.935146         6,153.8194
01/01/2013 to 12/31/2013        56.935146         55.522287        11,577.4071
01/01/2014 to 12/31/2014        55.522287         58.420361        12,191.5833
01/01/2015 to 12/31/2015        58.420361         57.746684         9,497.3665
01/01/2016 to 12/31/2016        57.746684         58.517012        11,180.3070
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         8.885022         11.197009         3,520.0300
01/01/2010 to 12/31/2010        11.197009         13.216624         3,131.5474
01/01/2011 to 12/31/2011        13.216624         11.855434         2,184.5036
01/01/2012 to 12/31/2012        11.855434         13.356475           904.8191
01/01/2013 to 12/31/2013        13.356475         17.660136           955.6342
01/01/2014 to 12/31/2014        17.660136         18.945178           741.1423
01/01/2015 to 12/31/2015        18.945178         19.834975           778.2744
01/01/2016 to 12/31/2016        19.834975         19.556327           585.1176
--------------------------      ---------         ---------         ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY
LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

11/12/2007 to 12/31/2007         1.555984         16.101595             0.0000
01/01/2008 to 12/31/2008        16.101595          9.097531         2,135.7651
01/01/2009 to 05/01/2009         9.097531          8.649652             0.0000
--------------------------      ---------         ---------         ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS B))

08/12/2013 to 12/31/2013        10.094501         10.036175       617,378.3875
01/01/2014 to 12/31/2014        10.036175          9.886750       472,904.6792
01/01/2015 to 12/31/2015         9.886750          9.739549       345,432.0003
01/01/2016 to 12/31/2016         9.739549          9.605299       337,508.0732
--------------------------      ---------         ---------       ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS E) AND BEFORE
 THAT LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE
MONEY MARKET SUB-ACCOUNT))

11/12/2007 to 12/31/2007        13.568706         13.625588       155,740.5029
01/01/2008 to 12/31/2008        13.625588         13.771720       212,389.1968
01/01/2009 to 12/31/2009        13.771720         13.597020       215,457.2800
01/01/2010 to 04/30/2010        13.597020         13.530860             0.0000
--------------------------      ---------         ---------       ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        13.529192         13.395302       202,872.9224
01/01/2011 to 12/31/2011        13.395302         13.196406       272,087.2893
01/01/2012 to 12/31/2012        13.196406         12.998860       299,726.4678
01/01/2013 to 12/31/2013        12.998860         12.805324       229,208.0841
01/01/2014 to 12/31/2014        12.805324         12.614669       157,260.7752
01/01/2015 to 12/31/2015        12.614669         12.426853       116,796.5550
01/01/2016 to 12/31/2016        12.426853         12.266390        98,970.9888
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        14.255125         13.733793       378,991.9734
01/01/2013 to 12/31/2013        13.733793         18.498998       384,942.7840
01/01/2014 to 12/31/2014        18.498998         19.816928       346,430.0982
01/01/2015 to 12/31/2015        19.816928         21.579412       301,432.4655
01/01/2016 to 12/31/2016        21.579412         21.230540       283,725.3126
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

11/12/2007 to 12/31/2007         9.926785         10.271393       244,378.9766
01/01/2008 to 12/31/2008        10.271393          5.469755       257,684.7169
01/01/2009 to 12/31/2009         5.469755          7.743159       249,012.7600
01/01/2010 to 12/31/2010         7.743159          8.344698       245,073.7035
01/01/2011 to 12/31/2011         8.344698          8.107217       225,589.1643
01/01/2012 to 04/27/2012         8.107217          9.117621             0.0000
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        53.331925         54.345523        49,128.6521
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))

11/12/2007 to 12/31/2007        19.857485         20.107934         2,195.9339
01/01/2008 to 12/31/2008        20.107934         13.303436        11,080.0106
01/01/2009 to 12/31/2009        13.303436         16.235601        34,336.7400
01/01/2010 to 12/31/2010        16.235601         18.588562        64,049.1956
01/01/2011 to 12/31/2011        18.588562         17.479629        91,462.5106
01/01/2012 to 12/31/2012        17.479629         19.041561       116,555.1679
01/01/2013 to 12/31/2013        19.041561         24.962649       123,719.1108
01/01/2014 to 12/31/2014        24.962649         27.334742       110,635.1661
01/01/2015 to 12/31/2015        27.334742         26.944790       101,931.6233
01/01/2016 to 04/29/2016        26.944790         27.112982             0.0000
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        22.654521         23.043498        50,863.3031
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

08/12/2013 to 12/31/2013        22.517117         24.593916        33,466.6432
01/01/2014 to 12/31/2014        24.593916         26.876234        36,608.6414
01/01/2015 to 12/31/2015        26.876234         26.409734        38,890.7507
01/01/2016 to 04/29/2016        26.409734         26.565924             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        30.898634         32.058770       336,321.0490
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))

11/12/2007 to 12/31/2007        19.875163         19.934673        45,992.5558
01/01/2008 to 12/31/2008        19.934673         17.527708        80,314.0504
01/01/2009 to 12/31/2009        17.527708         22.980047       137,701.8700
01/01/2010 to 12/31/2010        22.980047         25.394296       206,082.9035
01/01/2011 to 12/31/2011        25.394296         25.925019       291,722.7665
01/01/2012 to 12/31/2012        25.925019         28.505772       378,629.6095
01/01/2013 to 12/31/2013        28.505772         28.515147       441,561.1398
01/01/2014 to 12/31/2014        28.515147         29.378191       424,574.1675
01/01/2015 to 12/31/2015        29.378191         28.565823       394,430.2776
01/01/2016 to 04/29/2016        28.565823         29.290759             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        29.353239         30.425544       103,679.6705
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))

08/12/2013 to 12/31/2013         2.635627          2.661839       112,939.6322
01/01/2014 to 12/31/2014         2.661839          2.737507       285,604.9378
01/01/2015 to 12/31/2015         2.737507          2.654143       400,151.1286
01/01/2016 to 04/29/2016         2.654143          2.718548             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

11/12/2007 to 12/31/2007     16.291493         16.377312           36,161.0089
01/01/2008 to 12/31/2008     16.377312         16.046974           54,953.7764
01/01/2009 to 12/31/2009     16.046974         16.453082          105,471.6000
01/01/2010 to 12/31/2010     16.453082         17.098382          180,354.6052
01/01/2011 to 12/31/2011     17.098382         17.731455          241,654.1394
01/01/2012 to 12/31/2012     17.731455         17.998404          289,480.9805
01/01/2013 to 12/31/2013     17.998404         17.569928          344,696.5892
01/01/2014 to 12/31/2014     17.569928         17.749720          355,113.5081
01/01/2015 to 12/31/2015     17.749720         17.539143          323,482.8870
01/01/2016 to 12/31/2016     17.539143         17.454474          298,457.3381
--------------------------   ---------         ---------          ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SUB-ACCOUNT (SERVICE SHARES)

11/12/2007 to 12/31/2007     16.893126         16.849721                0.0000
01/01/2008 to 12/31/2008     16.849721         10.289949           13,898.8864
01/01/2009 to 12/31/2009     10.289949         13.875444           31,166.8000
01/01/2010 to 12/31/2010     13.875444         16.820570           46,635.7603
01/01/2011 to 12/31/2011     16.820570         16.175760           57,923.9564
01/01/2012 to 12/31/2012     16.175760         18.749243           58,855.0762
01/01/2013 to 12/31/2013     18.749243         25.973451           54,618.9833
01/01/2014 to 12/31/2014     25.973451         28.568786           49,896.1859
01/01/2015 to 12/31/2015     28.568786         26.428409           46,244.4555
01/01/2016 to 12/31/2016     26.428409         30.635881           43,793.8923
--------------------------   ---------         ---------          ------------

PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)

11/12/2007 to 12/31/2007     33.167342         33.083240            8,872.3366
01/01/2008 to 12/31/2008     33.083240         21.587248           12,608.3465
01/01/2009 to 12/31/2009     21.587248         26.638121           12,282.9900
01/01/2010 to 12/31/2010     26.638121         30.937182           13,376.5156
01/01/2011 to 12/31/2011     30.937182         28.697248           14,334.9881
01/01/2012 to 12/31/2012     28.697248         31.328060           16,451.5308
01/01/2013 to 12/31/2013     31.328060         40.969898           16,748.5972
01/01/2014 to 12/31/2014     40.969898         46.332846           15,209.8419
01/01/2015 to 12/31/2015     46.332846         42.742952           15,066.6541
01/01/2016 to 12/31/2016     42.742952         48.940659           14,775.3471

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)

11/12/2007 to 12/31/2007     15.560835         15.625791                0.0000
01/01/2008 to 12/31/2008     15.625791         11.967194              546.6123
01/01/2009 to 12/31/2009     11.967194         14.519806            2,927.2400
01/01/2010 to 12/31/2010     14.519806         16.112971           10,532.7576
01/01/2011 to 12/31/2011     16.112971         15.753474           19,627.2023
01/01/2012 to 12/31/2012     15.753474         17.536777            8,352.7408
01/01/2013 to 12/31/2013     17.536777         21.693877           12,806.8049
01/01/2014 to 12/31/2014     21.693877         23.372698           10,643.1960
01/01/2015 to 12/31/2015     23.372698         22.553190           11,123.4274
01/01/2016 to 12/31/2016     22.553190         25.654193           10,942.8598
--------------------------   ---------         ---------           -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))

11/12/2007 to 12/31/2007     31.581770         31.742598                0.0000
01/01/2008 to 12/31/2008     31.742598         18.698596                0.0000
01/01/2009 to 12/31/2009     18.698596         24.988146            4,673.7200
01/01/2010 to 12/31/2010     24.988146         27.872774            7,162.0723
01/01/2011 to 12/31/2011     27.872774         25.679274            7,091.3785
01/01/2012 to 12/31/2012     25.679274         29.315313           12,217.6120
01/01/2013 to 12/31/2013     29.315313         34.473396           12,251.6337
01/01/2014 to 12/31/2014     34.473396         34.178151           12,105.5952
01/01/2015 to 12/31/2015     34.178151         32.969452           12,419.2645
01/01/2016 to 12/31/2016     32.969452         32.430220           10,067.4892
--------------------------   ---------         ---------           -----------

AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007     16.672922         16.635516                0.0000
01/01/2008 to 12/31/2008     16.635516         14.937415                0.0000
01/01/2009 to 12/31/2009     14.937415         16.661328              148.4400
01/01/2010 to 12/31/2010     16.661328         17.567386              255.8123
01/01/2011 to 12/31/2011     17.567386         18.463807            8,094.2535
01/01/2012 to 12/31/2012     18.463807         19.271068           15,009.8550
01/01/2013 to 12/31/2013     19.271068         18.676871           22,951.0960
01/01/2014 to 12/31/2014     18.676871         19.476734           24,079.4824
01/01/2015 to 12/31/2015     19.476734         19.345496           24,517.6436
01/01/2016 to 12/31/2016     19.345496         19.726780           23,578.4611
--------------------------   ---------         ---------           -----------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007     30.201813         30.770328              563.9032
01/01/2008 to 12/31/2008     30.770328         18.777897            2,399.3877
01/01/2009 to 12/31/2009     18.777897         26.469113            9,791.2600
01/01/2010 to 12/31/2010     26.469113         29.298602           18,669.6487
01/01/2011 to 12/31/2011     29.298602         26.443255           20,999.4996
01/01/2012 to 12/31/2012     26.443255         32.101565           21,361.0354
01/01/2013 to 12/31/2013     32.101565         41.076050           21,809.3064
01/01/2014 to 12/31/2014     41.076050         41.628872           22,022.9925
01/01/2015 to 12/31/2015     41.628872         44.095742           20,360.7963
01/01/2016 to 12/31/2016     44.095742         43.950053           20,483.5311
--------------------------   ---------         ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007         38.026763         36.910676            0.0000
01/01/2008 to 12/31/2008         36.910676         16.992711            0.0000
01/01/2009 to 12/31/2009         16.992711         27.149527        4,931.4600
01/01/2010 to 12/31/2010         27.149527         32.920793       12,433.7132
01/01/2011 to 12/31/2011         32.920793         26.367076       16,446.1043
01/01/2012 to 12/31/2012         26.367076         30.863996       14,999.6173
01/01/2013 to 12/31/2013         30.863996         39.217696       12,591.4447
01/01/2014 to 12/31/2014         39.217696         39.671535       12,568.6693
01/01/2015 to 12/31/2015         39.671535         39.400957       12,192.6865
01/01/2016 to 12/31/2016         39.400957         39.847362       12,397.1709
--------------------------       ---------         ---------       -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007        195.351288        196.674434            0.0000
01/01/2008 to 12/31/2008        196.674434        109.148895          656.5318
01/01/2009 to 12/31/2009        109.148895        150.727907        6,328.2700
01/01/2010 to 12/31/2010        150.727907        177.194644        9,237.0165
01/01/2011 to 12/31/2011        177.194644        168.015813       10,379.9907
01/01/2012 to 12/31/2012        168.015813        196.193308       10,735.4989
01/01/2013 to 12/31/2013        196.193308        252.838779       10,124.1404
01/01/2014 to 12/31/2014        252.838779        271.758949        8,870.3619
01/01/2015 to 12/31/2015        271.758949        287.650827        8,549.9089
01/01/2016 to 12/31/2016        287.650827        311.964466        7,374.1053
--------------------------      ----------        ----------       -----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007        132.792522        133.667553            0.0000
01/01/2008 to 12/31/2008        133.667553         82.287999           72.8121
01/01/2009 to 12/31/2009         82.287999        106.974582          404.2200
01/01/2010 to 12/31/2010        106.974582        118.071623          538.3134
01/01/2011 to 12/31/2011        118.071623        114.817285          658.8592
01/01/2012 to 12/31/2012        114.817285        133.608169        1,787.2018
01/01/2013 to 12/31/2013        133.608169        176.680961        1,730.8797
01/01/2014 to 12/31/2014        176.680961        193.622064        1,702.2116
01/01/2015 to 12/31/2015        193.622064        194.581502        1,552.4026
01/01/2016 to 12/31/2016        194.581502        214.947583        1,527.6904
--------------------------      ----------        ----------       -----------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS 2)

08/12/2013 to 12/31/2013          5.703049          6.299719          163.3319
01/01/2014 to 12/31/2014          6.299719          6.967415        3,724.9623
01/01/2015 to 12/31/2015          6.967415          6.930211        3,454.8265
01/01/2016 to 12/31/2016          6.930211          7.395335        5,794.4869
--------------------------      ----------        ----------       -----------

CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS)

11/12/2007 to 12/31/2007         48.680625         50.321701            0.0000
01/01/2008 to 12/31/2008         50.321701         28.603495        1,056.7238
01/01/2009 to 12/31/2009         28.603495         38.438014        2,883.2200
01/01/2010 to 12/31/2010         38.438014         44.588796        3,583.9826
01/01/2011 to 12/31/2011         44.588796         43.003380        3,614.0194
01/01/2012 to 12/31/2012         43.003380         49.541201        5,276.8680
01/01/2013 to 12/31/2013         49.541201         64.356897        4,703.3037
01/01/2014 to 12/31/2014         64.356897         71.281303        4,168.0328
01/01/2015 to 12/31/2015         71.281303         71.001249        3,938.3770
01/01/2016 to 12/31/2016         71.001249         75.894348        3,365.0018
--------------------------      ----------        ----------       -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MID CAP SUB-ACCOUNT (SERVICE CLASS 2)

11/12/2007 to 12/31/2007        42.098465         42.897093             0.0000
01/01/2008 to 12/31/2008        42.897093         25.661073             0.0000
01/01/2009 to 12/31/2009        25.661073         35.522790         3,581.1600
01/01/2010 to 12/31/2010        35.522790         45.240585         4,678.9307
01/01/2011 to 12/31/2011        45.240585         39.950208         4,403.0288
01/01/2012 to 12/31/2012        39.950208         45.333086         7,665.8546
01/01/2013 to 12/31/2013        45.333086         61.011637         7,173.1975
01/01/2014 to 12/31/2014        61.011637         64.080060         7,153.9904
01/01/2015 to 12/31/2015        64.080060         62.440401         6,975.7694
01/01/2016 to 12/31/2016        62.440401         69.224521         5,747.9859
--------------------------      ---------         ---------         ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007        50.143142         50.370198             0.0000
01/01/2008 to 12/31/2008        50.370198         35.096146         1,680.9008
01/01/2009 to 12/31/2009        35.096146         47.138856         2,386.5700
01/01/2010 to 12/31/2010        47.138856         52.610671         2,652.2683
01/01/2011 to 12/31/2011        52.610671         53.356773         5,214.5916
01/01/2012 to 12/31/2012        53.356773         59.536558         2,936.7761
01/01/2013 to 12/31/2013        59.536558         67.195358         4,782.5857
01/01/2014 to 12/31/2014        67.195358         69.632346         3,918.7638
01/01/2015 to 12/31/2015        69.632346         64.108344         3,486.1163
01/01/2016 to 12/31/2016        64.108344         72.407251         3,520.0855
--------------------------      ---------         ---------         ----------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007        25.351158         25.457516             0.0000
01/01/2008 to 12/31/2008        25.457516         15.858646             0.0000
01/01/2009 to 12/31/2009        15.858646         19.800541             0.0000
01/01/2010 to 12/31/2010        19.800541         21.809081             0.0000
01/01/2011 to 12/31/2011        21.809081         21.378188             0.0000
01/01/2012 to 12/31/2012        21.378188         24.191188             0.0000
01/01/2013 to 12/31/2013        24.191188         30.734574             0.0000
01/01/2014 to 12/31/2014        30.734574         32.612236             0.0000
01/01/2015 to 12/31/2015        32.612236         30.709176             0.0000
01/01/2016 to 12/31/2016        30.709176         35.303492             0.0000
--------------------------      ---------         ---------         ----------

FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007         8.788676          8.792875             0.0000
01/01/2008 to 12/31/2008         8.792875          5.833832         8,192.7805
01/01/2009 to 12/31/2009         5.833832          7.463538         9,925.4300
01/01/2010 to 12/31/2010         7.463538          9.479486        11,237.2775
01/01/2011 to 12/31/2011         9.479486          9.036953        11,491.9716
01/01/2012 to 12/31/2012         9.036953         10.596991        18,619.4795
01/01/2013 to 12/31/2013        10.596991         14.300702        16,900.4273
01/01/2014 to 12/31/2014        14.300702         14.246394        12,771.5843
01/01/2015 to 12/31/2015        14.246394         13.069270        12,384.5843
01/01/2016 to 12/31/2016        13.069270         16.853695        10,932.7206
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)

11/12/2007 to 12/31/2007        13.279376         13.183600             0.0000
01/01/2008 to 12/31/2008        13.183600         13.869103             0.0000
01/01/2009 to 12/31/2009        13.869103         16.304569           156.6600
01/01/2010 to 12/31/2010        16.304569         18.483904           262.4281
01/01/2011 to 12/31/2011        18.483904         18.150121           356.7028
01/01/2012 to 12/31/2012        18.150121         20.686158         2,700.1841
01/01/2013 to 12/31/2013        20.686158         20.824386         6,966.3338
01/01/2014 to 12/31/2014        20.824386         21.005621         7,144.4476
01/01/2015 to 12/31/2015        21.005621         19.911336         7,221.5833
01/01/2016 to 12/31/2016        19.911336         20.302617         7,022.3422
--------------------------      ---------         ---------         ----------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)

11/12/2007 to 12/31/2007        14.841127         15.262553             0.0000
01/01/2008 to 12/31/2008        15.262553          9.009273             0.0000
01/01/2009 to 12/31/2009         9.009273         12.008951             0.0000
01/01/2010 to 12/31/2010        12.008951         14.870530             0.0000
01/01/2011 to 12/31/2011        14.870530         15.094159             0.0000
01/01/2012 to 12/31/2012        15.094159         17.749984             0.0000
01/01/2013 to 12/31/2013        17.749984         25.983092           893.7398
01/01/2014 to 12/31/2014        25.983092         30.986446            41.9180
01/01/2015 to 12/31/2015        30.986446         30.160843            36.8843
01/01/2016 to 12/31/2016        30.160843         30.235034            32.1953
--------------------------      ---------         ---------         ----------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)

11/12/2007 to 12/31/2007        35.609987         36.423775             0.0000
01/01/2008 to 12/31/2008        36.423775         25.502847           368.8992
01/01/2009 to 12/31/2009        25.502847         30.848554         1,605.1900
01/01/2010 to 12/31/2010        30.848554         34.415038         9,857.2971
01/01/2011 to 12/31/2011        34.415038         34.977990        10,081.9573
01/01/2012 to 12/31/2012        34.977990         40.171309        10,017.6035
01/01/2013 to 12/31/2013        40.171309         51.729270         6,874.6887
01/01/2014 to 12/31/2014        51.729270         56.873026         5,824.2654
01/01/2015 to 12/31/2015        56.873026         57.236580         5,600.2940
01/01/2016 to 12/31/2016        57.236580         62.233854         4,080.8377
--------------------------      ---------         ---------        -----------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)

11/12/2007 to 12/31/2007        15.079966         15.404382             0.0000
01/01/2008 to 12/31/2008        15.404382          9.924172         3,694.9701
01/01/2009 to 12/31/2009         9.924172         12.055197         6,601.1900
01/01/2010 to 12/31/2010        12.055197         13.388162         7,872.5010
01/01/2011 to 12/31/2011        13.388162         14.284362         8,692.5307
01/01/2012 to 12/31/2012        14.284362         16.140295         9,298.7282
01/01/2013 to 12/31/2013        16.140295         20.093804         8,358.2842
01/01/2014 to 12/31/2014        20.093804         22.587414         7,482.0949
01/01/2015 to 12/31/2015        22.587414         21.380717         6,051.2764
01/01/2016 to 12/31/2016        21.380717         24.308681         5,998.3075
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)

11/12/2007 to 12/31/2007        17.417849         17.745867             0.0000
01/01/2008 to 12/31/2008        17.745867         10.421769             0.0000
01/01/2009 to 12/31/2009        10.421769         14.738932             0.0000
01/01/2010 to 12/31/2010        14.738932         18.276274             0.0000
01/01/2011 to 12/31/2011        18.276274         18.354879             0.0000
01/01/2012 to 12/31/2012        18.354879         21.712502             0.0000
01/01/2013 to 12/31/2013        21.712502         31.626512             0.0000
01/01/2014 to 12/31/2014        31.626512         32.605117             0.0000
01/01/2015 to 12/31/2015        32.605117         30.883760             0.0000
01/01/2016 to 12/31/2016        30.883760         32.366922             0.0000
--------------------------      ---------         ---------             ------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)

05/03/2010 to 12/31/2010        17.258800         18.315015             0.0000
01/01/2011 to 12/31/2011        18.315015         18.354875             0.0000
01/01/2012 to 12/31/2012        18.354875         20.561235             0.0000
01/01/2013 to 12/31/2013        20.561235         23.489913             0.0000
01/01/2014 to 12/31/2014        23.489913         24.409586             0.0000
01/01/2015 to 12/31/2015        24.409586         23.892198             0.0000
01/01/2016 to 12/31/2016        23.892198         25.424874             0.0000
--------------------------      ---------         ---------             ------

QS VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT)

11/12/2007 to 12/31/2007        16.280235         16.414053             0.0000
01/01/2008 to 12/31/2008        16.414053         10.175027             0.0000
01/01/2009 to 12/31/2009        10.175027         13.352056             0.0000
01/01/2010 to 12/31/2010        13.352056         15.302083             0.0000
01/01/2011 to 12/31/2011        15.302083         14.807645             0.0000
01/01/2012 to 12/31/2012        14.807645         16.997311             0.0000
01/01/2013 to 12/31/2013        16.997311         21.298052             0.0000
01/01/2014 to 12/31/2014        21.298052         22.085337             0.0000
01/01/2015 to 12/31/2015        22.085337         21.387875             0.0000
01/01/2016 to 12/31/2016        21.387875         22.986009             0.0000
--------------------------      ---------         ---------             ------

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)

11/12/2007 to 12/31/2007        17.354579         17.219052             0.0000
01/01/2008 to 12/31/2008        17.219052         11.798557         2,954.1480
01/01/2009 to 12/31/2009        11.798557         18.179873         3,659.2900
01/01/2010 to 12/31/2010        18.179873         20.694988         4,161.0504
01/01/2011 to 12/31/2011        20.694988         20.850753         4,305.6257
01/01/2012 to 12/31/2012        20.850753         24.437785         4,695.8505
01/01/2013 to 12/31/2013        24.437785         25.724469         3,800.8881
01/01/2014 to 12/31/2014        25.724469         25.187604         2,934.0237
01/01/2015 to 12/31/2015        25.187604         23.492598         2,682.8512
01/01/2016 to 12/31/2016        23.492598         26.901814         2,631.1916
--------------------------      ---------         ---------         ----------

MET INVESTORS SERIES TRUST

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

08/12/2013 to 12/31/2013         1.181129          1.316248           783.2731
01/01/2014 to 12/31/2014         1.316248          1.410502        17,289.3108
01/01/2015 to 12/31/2015         1.410502          1.487862        16,034.1890
01/01/2016 to 12/31/2016         1.487862          1.607897        15,487.4655
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        24.022861         25.920444         3,125.4589
01/01/2013 to 12/31/2013        25.920444         28.071708         4,771.5882
01/01/2014 to 12/31/2014        28.071708         28.722571         4,771.9688
01/01/2015 to 12/31/2015        28.722571         27.299593         4,534.7396
01/01/2016 to 12/31/2016        27.299593         30.821321         3,469.5797
--------------------------      ---------         ---------         ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        18.515537         19.738384           505.1468
01/01/2015 to 12/31/2015        19.738384         19.277756           484.1975
01/01/2016 to 12/31/2016        19.277756         19.262308           457.4757
--------------------------      ---------         ---------         ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))

11/12/2007 to 12/31/2007        10.035653          9.668683             0.0000
01/01/2008 to 12/31/2008         9.668683          5.294015             0.0000
01/01/2009 to 12/31/2009         5.294015          6.874745             0.0000
01/01/2010 to 12/31/2010         6.874745          7.983695             0.0000
01/01/2011 to 12/31/2011         7.983695          7.376328             0.0000
01/01/2012 to 12/31/2012         7.376328          9.340766             0.0000
01/01/2013 to 12/31/2013         9.340766          9.477995           568.7773
01/01/2014 to 04/25/2014         9.477995          9.982411             0.0000
--------------------------      ---------         ---------         ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))

11/12/2007 to 12/31/2007        52.577630         49.186655             0.0000
01/01/2008 to 12/31/2008        49.186655         30.257109             0.0000
01/01/2009 to 12/31/2009        30.257109         38.468922           466.4700
01/01/2010 to 12/31/2010        38.468922         49.522586           461.2127
01/01/2011 to 12/31/2011        49.522586         51.959240           455.6529
01/01/2012 to 12/31/2012        51.959240         59.615483           445.9211
01/01/2013 to 12/31/2013        59.615483         60.264644             0.0000
01/01/2014 to 04/25/2014        60.264644         67.299505             0.0000
--------------------------      ---------         ---------         ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         7.277183          6.615796         8,568.1531
01/01/2012 to 12/31/2012         6.615796          7.765725        10,289.8744
01/01/2013 to 12/31/2013         7.765725         11.200113         8,926.5364
01/01/2014 to 12/31/2014        11.200113         13.190223         8,699.0018
01/01/2015 to 12/31/2015        13.190223         12.538160         8,133.4116
01/01/2016 to 12/31/2016        12.538160         12.752529         8,103.0519
--------------------------      ---------         ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

11/12/2007 to 12/31/2007        10.526375         10.462963             0.0000
01/01/2008 to 12/31/2008        10.462963          4.703540         5,316.3038
01/01/2009 to 12/31/2009         4.703540          6.428128         6,843.8300
01/01/2010 to 12/31/2010         6.428128          6.834396         8,071.6175
01/01/2011 to 04/29/2011         6.834396          7.277752             0.0000
--------------------------      ---------         ---------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        19.506006         22.612433             0.0000
01/01/2013 to 12/31/2013        22.612433         29.227893         1,636.9708
01/01/2014 to 12/31/2014        29.227893         27.275301           840.0669
01/01/2015 to 12/31/2015        27.275301         25.795758           850.2040
01/01/2016 to 12/31/2016        25.795758         27.641402           362.3875
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.410320          9.286386        14,119.1100
01/01/2010 to 12/31/2010         9.286386         10.567034        24,406.1806
01/01/2011 to 12/31/2011        10.567034         10.314166        26,970.5847
01/01/2012 to 12/31/2012        10.314166         12.108316        28,982.8662
01/01/2013 to 12/31/2013        12.108316         16.238772        25,719.5214
01/01/2014 to 12/31/2014        16.238772         17.583149        61,100.6252
01/01/2015 to 12/31/2015        17.583149         16.376979        63,013.7987
01/01/2016 to 12/31/2016        16.376979         19.028229        59,050.7777
--------------------------      ---------         ---------        -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))

11/12/2007 to 12/31/2007        27.054516         27.314789             0.0000
01/01/2008 to 12/31/2008        27.314789         18.341028         4,091.7094
01/01/2009 to 12/31/2009        18.341028         22.547668        12,270.8200
01/01/2010 to 12/31/2010        22.547668         25.057558        23,671.9113
01/01/2011 to 12/31/2011        25.057558         24.259781        24,689.0618
01/01/2012 to 12/31/2012        24.259781         27.476942        25,795.3897
01/01/2013 to 12/31/2013        27.476942         36.407823        19,396.1126
01/01/2014 to 04/25/2014        36.407823         36.686451             0.0000
--------------------------      ---------         ---------        -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT
(CLASS B) AND BEFORE THAT VAN KAMPEN
 LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))

11/12/2007 to 12/31/2007        16.122293         16.008903             0.0000
01/01/2008 to 12/31/2008        16.008903         10.179939         4,915.3638
01/01/2009 to 05/01/2009        10.179939          9.894477             0.0000
--------------------------      ---------         ---------        -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        38.041390         41.350291        15,403.6125
01/01/2015 to 12/31/2015        41.350291         37.280735        15,729.9633
01/01/2016 to 12/31/2016        37.280735         42.653702        14,354.3811
--------------------------      ---------         ---------        -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP
 VALUE SUB-ACCOUNT CLASS II))

11/12/2007 to 12/31/2007        10.948392         11.050501             0.0000
01/01/2008 to 12/31/2008        11.050501          6.411904             0.0000
01/01/2009 to 12/31/2009         6.411904          8.838429             0.0000
01/01/2010 to 12/31/2010         8.838429         10.696858             0.0000
01/01/2011 to 12/31/2011        10.696858         10.683506             0.0000
01/01/2012 to 12/31/2012        10.683506         12.388928             0.0000
01/01/2013 to 12/31/2013        12.388928         16.435927             0.0000
01/01/2014 to 04/25/2014        16.435927         16.453214             0.0000
--------------------------      ---------         ---------        -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

11/12/2007 to 12/31/2007        16.463686         16.487649             0.0000
01/01/2008 to 12/31/2008        16.487649         10.006473             0.0000
01/01/2009 to 12/31/2009        10.006473         13.264046             0.0000
01/01/2010 to 12/31/2010        13.264046         16.578768             0.0000
01/01/2011 to 12/31/2011        16.578768         16.244818             0.0000
01/01/2012 to 12/31/2012        16.244818         19.023869             0.0000
01/01/2013 to 12/31/2013        19.023869         26.414767             0.0000
01/01/2014 to 12/31/2014        26.414767         28.234921             0.0000
01/01/2015 to 12/31/2015        28.234921         27.489821             0.0000
01/01/2016 to 12/31/2016        27.489821         30.343528             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        14.614084         15.056017             0.0000
01/01/2013 to 12/31/2013        15.056017         17.468083             0.0000
01/01/2014 to 12/31/2014        17.468083         17.902851             0.0000
01/01/2015 to 12/31/2015        17.902851         17.951314             0.0000
01/01/2016 to 12/31/2016        17.951314         18.631027             0.0000
--------------------------      ---------         ---------             ------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))

11/12/2007 to 12/31/2007        13.813186         14.222616             0.0000
01/01/2008 to 12/31/2008        14.222616          6.264735             0.0000
01/01/2009 to 12/31/2009         6.264735         10.484007         3,379.3600
01/01/2010 to 12/31/2010        10.484007         12.841577        15,023.6572
01/01/2011 to 12/31/2011        12.841577         10.341202        17,888.0441
01/01/2012 to 12/31/2012        10.341202         12.178447        21,341.4036
01/01/2013 to 12/31/2013        12.178447         11.462429        23,786.6293
01/01/2014 to 12/31/2014        11.462429         10.613681        24,868.3249
01/01/2015 to 12/31/2015        10.613681          9.061167        30,111.2215
01/01/2016 to 12/31/2016         9.061167         10.007844        28,181.6908
--------------------------      ---------         ---------        -----------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

11/12/2007 to 12/31/2007        18.073511         18.476214             0.0000
01/01/2008 to 12/31/2008        18.476214         10.547833             0.0000
01/01/2009 to 12/31/2009        10.547833         13.746171         1,136.6100
01/01/2010 to 12/31/2010        13.746171         15.169092        15,158.1567
01/01/2011 to 12/31/2011        15.169092         13.416105        18,126.4921
01/01/2012 to 12/31/2012        13.416105         15.508856        21,175.5485
01/01/2013 to 12/31/2013        15.508856         18.320569        23,576.0210
01/01/2014 to 12/31/2014        18.320569         16.886228        22,078.1725
01/01/2015 to 12/31/2015        16.886228         16.429896        27,138.7007
01/01/2016 to 12/31/2016        16.429896         16.132099        27,420.7092
--------------------------      ---------         ---------        -----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)

11/12/2007 to 12/31/2007        13.027552         13.501893           566.2983
01/01/2008 to 12/31/2008        13.501893          7.121331         1,118.2259
01/01/2009 to 12/31/2009         7.121331         11.093963         7,662.3300
01/01/2010 to 12/31/2010        11.093963         14.515122        19,671.6150
01/01/2011 to 12/31/2011        14.515122         13.382932        18,390.6677
01/01/2012 to 12/31/2012        13.382932         14.486152        28,371.6614
01/01/2013 to 12/31/2013        14.486152         19.948765        25,017.2395
01/01/2014 to 12/31/2014        19.948765         19.960577        25,165.0912
01/01/2015 to 12/31/2015        19.960577         18.778808        23,449.9252
01/01/2016 to 12/31/2016        18.778808         17.027550        22,191.4164
--------------------------      ---------         ---------        -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

11/12/2007 to 12/31/2007        21.105860         21.237224             0.0000
01/01/2008 to 12/31/2008        21.237224         12.504179           100.8458
01/01/2009 to 12/31/2009        12.504179         17.315753         2,641.5000
01/01/2010 to 12/31/2010        17.315753         19.883874         4,562.3607
01/01/2011 to 12/31/2011        19.883874         18.040774         8,329.8394
01/01/2012 to 12/31/2012        18.040774         21.653231         8,750.3596
01/01/2013 to 12/31/2013        21.653231         27.263895        14,661.9527
01/01/2014 to 12/31/2014        27.263895         27.584684        13,082.5029
01/01/2015 to 12/31/2015        27.584684         28.399243        12,322.3860
01/01/2016 to 12/31/2016        28.399243         28.195725        12,344.3054
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

11/12/2007 to 12/31/2007        19.148194         19.324014         1,269.9331
01/01/2008 to 12/31/2008        19.324014         11.039651         2,708.8470
01/01/2009 to 12/31/2009        11.039651         14.336489         2,708.8500
01/01/2010 to 12/31/2010        14.336489         15.251033         2,708.8470
01/01/2011 to 04/29/2011        15.251033         17.040521             0.0000
--------------------------      ---------         ---------         ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         8.791491          9.231572         3,089.9513
01/01/2011 to 12/31/2011         9.231572          8.513807         9,863.2546
01/01/2012 to 12/31/2012         8.513807         10.306238         9,416.7404
01/01/2013 to 04/26/2013        10.306238         10.972296             0.0000
--------------------------      ---------         ---------         ----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)

04/28/2014 to 12/31/2014        49.009598         53.703156         3,788.1016
01/01/2015 to 12/31/2015        53.703156         51.341338         3,581.8699
01/01/2016 to 12/31/2016        51.341338         59.022464         3,564.8692
--------------------------      ---------         ---------         ----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))

11/12/2007 to 12/31/2007        36.835426         37.718235             0.0000
01/01/2008 to 12/31/2008        37.718235         23.695087         2,572.9979
01/01/2009 to 12/31/2009        23.695087         30.361810         4,133.4100
01/01/2010 to 12/31/2010        30.361810         35.068573         4,933.7662
01/01/2011 to 12/31/2011        35.068573         32.585339         5,395.5101
01/01/2012 to 12/31/2012        32.585339         37.110128         5,926.2953
01/01/2013 to 12/31/2013        37.110128         48.583167         4,517.3820
01/01/2014 to 04/25/2014        48.583167         48.936609             0.0000
--------------------------      ---------         ---------         ----------

METROPOLITAN SERIES FUND

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        64.158305         66.914627         7,521.2449
01/01/2013 to 12/31/2013        66.914627         65.614068         7,550.6640
01/01/2014 to 12/31/2014        65.614068         69.419593         7,737.9074
01/01/2015 to 12/31/2015        69.419593         68.997558         7,605.5156
01/01/2016 to 12/31/2016        68.997558         70.303550         7,841.3465
--------------------------      ---------         ---------         ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009        23.561882         29.800754             0.0000
01/01/2010 to 12/31/2010        29.800754         35.369721             0.0000
01/01/2011 to 12/31/2011        35.369721         31.901660           722.0069
01/01/2012 to 12/31/2012        31.901660         36.139997           710.4714
01/01/2013 to 12/31/2013        36.139997         48.048266           647.5668
01/01/2014 to 12/31/2014        48.048266         51.828815           602.3452
01/01/2015 to 12/31/2015        51.828815         54.562368         1,057.6181
01/01/2016 to 12/31/2016        54.562368         54.092544         1,364.2138
--------------------------      ---------         ---------         ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY
LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

11/12/2007 to 12/31/2007        16.630772         17.222602             0.0000
01/01/2008 to 12/31/2008        17.222602          9.784885             0.0000
01/01/2009 to 05/01/2009         9.784885          9.320205             0.0000
--------------------------      ---------         ---------         ----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS B))

08/12/2013 to 12/31/2013        10.789184         10.749661         6,995.6921
01/01/2014 to 12/31/2014        10.749661         10.648022         9,234.2519
01/01/2015 to 12/31/2015        10.648022         10.547344        10,283.3558
01/01/2016 to 12/31/2016        10.547344         10.459333        16,339.5161
--------------------------      ---------         ---------        -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS E) AND BEFORE
 THAT LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE
MONEY MARKET SUB-ACCOUNT))

11/12/2007 to 12/31/2007        14.534258         14.605968             0.0000
01/01/2008 to 12/31/2008        14.605968         14.844256        66,081.0799
01/01/2009 to 12/31/2009        14.844256         14.736788       116,045.8600
01/01/2010 to 04/30/2010        14.736788         14.691626             0.0000
--------------------------      ---------         ---------       ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY
MARKET SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        14.690479         14.598239        98,213.4440
01/01/2011 to 12/31/2011        14.598239         14.460587        74,562.2256
01/01/2012 to 12/31/2012        14.460587         14.323115        52,123.8911
01/01/2013 to 12/31/2013        14.323115         14.187688        43,500.8008
01/01/2014 to 12/31/2014        14.187688         14.053542        27,346.7871
01/01/2015 to 12/31/2015        14.053542         13.920664        25,206.0779
01/01/2016 to 12/31/2016        13.920664         13.816702        21,204.1662
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         6.325178          6.116394        33,523.0822
01/01/2013 to 12/31/2013         6.116394          8.284006        27,958.6239
01/01/2014 to 12/31/2014         8.284006          8.923128        21,553.9691
01/01/2015 to 12/31/2015         8.923128          9.770323        19,497.4580
01/01/2016 to 12/31/2016         9.770323          9.665381        19,463.2558
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

11/12/2007 to 12/31/2007        10.280592         10.645350         1,317.8275
01/01/2008 to 12/31/2008        10.645350          5.700361         8,048.2590
01/01/2009 to 12/31/2009         5.700361          8.114102        18,424.6500
01/01/2010 to 12/31/2010         8.114102          8.792647        20,512.0469
01/01/2011 to 12/31/2011         8.792647          8.589434        20,518.0893
01/01/2012 to 04/27/2012         8.589434          9.677245             0.0000
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        60.031670         61.396034        12,778.0959
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))

11/12/2007 to 12/31/2007        21.420427         21.706638             0.0000
01/01/2008 to 12/31/2008        21.706638         14.440738           426.2547
01/01/2009 to 12/31/2009        14.440738         17.720787        13,690.6800
01/01/2010 to 12/31/2010        17.720787         20.400781        24,167.7534
01/01/2011 to 12/31/2011        20.400781         19.289350        21,573.8878
01/01/2012 to 12/31/2012        19.289350         21.129484        35,050.8834
01/01/2013 to 12/31/2013        21.129484         27.852481        32,036.6992
01/01/2014 to 12/31/2014        27.852481         30.667382        29,833.6557
01/01/2015 to 12/31/2015        30.667382         30.396638        29,005.6946
01/01/2016 to 04/29/2016        30.396638         30.641756             0.0000
--------------------------      ---------         ---------       ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        56.963091         58.152778             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

08/12/2013 to 12/31/2013         2.507046          2.744096             0.0000
01/01/2014 to 12/31/2014         2.744096          3.015286             0.0000
01/01/2015 to 12/31/2015         3.015286          2.979293             0.0000
01/01/2016 to 04/29/2016         2.979293          3.002339             0.0000
--------------------------       --------          --------             ------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        34.779782         36.217435        26,671.6161
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))

11/12/2007 to 12/31/2007        20.973051         21.051381             0.0000
01/01/2008 to 12/31/2008        21.051381         18.611977         3,858.7376
01/01/2009 to 12/31/2009        18.611977         24.536038        14,597.5200
01/01/2010 to 12/31/2010        24.536038         27.263219        22,348.6985
01/01/2011 to 12/31/2011        27.263219         27.986074        27,898.0410
01/01/2012 to 12/31/2012        27.986074         30.942565        35,572.4788
01/01/2013 to 12/31/2013        30.942565         31.123461        39,948.7658
01/01/2014 to 12/31/2014        31.123461         32.242281        37,597.3572
01/01/2015 to 12/31/2015        32.242281         31.523650        38,203.3539
01/01/2016 to 04/29/2016        31.523650         32.382138             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        33.040165         34.372237        15,041.5719
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))

08/12/2013 to 12/31/2013         2.928632          2.964049         1,575.9494
01/01/2014 to 12/31/2014         2.964049          3.065118         1,598.4847
01/01/2015 to 12/31/2015         3.065118          2.988170         1,500.6769
01/01/2016 to 04/29/2016         2.988170          3.066219             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

11/12/2007 to 12/31/2007        17.502810         17.608002             0.0000
01/01/2008 to 12/31/2008        17.608002         17.348251             0.0000
01/01/2009 to 12/31/2009        17.348251         17.885368             0.0000
01/01/2010 to 12/31/2010        17.885368         18.689342        12,265.8557
01/01/2011 to 12/31/2011        18.689342         19.487893        12,177.7595
01/01/2012 to 12/31/2012        19.487893         19.890972        10,690.9250
01/01/2013 to 12/31/2013        19.890972         19.524542        10,947.7350
01/01/2014 to 12/31/2014        19.524542         19.833116        10,574.5441
01/01/2015 to 12/31/2015        19.833116         19.705916        10,547.2222
01/01/2016 to 12/31/2016        19.705916         19.718946         8,111.4021
--------------------------      ---------         ---------        -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SUB-ACCOUNT (SERVICE SHARES)

11/12/2007 to 12/31/2007        17.491846         17.459819             0.0000
01/01/2008 to 12/31/2008        17.459819         10.721683             0.0000
01/01/2009 to 12/31/2009        10.721683         14.537401         6,522.5900
01/01/2010 to 12/31/2010        14.537401         17.720115         7,419.8584
01/01/2011 to 12/31/2011        17.720115         17.134641         7,213.8317
01/01/2012 to 12/31/2012        17.134641         19.970754         6,921.5060
01/01/2013 to 12/31/2013        19.970754         27.818031         6,349.3510
01/01/2014 to 12/31/2014        27.818031         30.766428         5,851.4980
01/01/2015 to 12/31/2015        30.766428         28.618441         5,663.9144
01/01/2016 to 12/31/2016        28.618441         33.357449         4,912.7485
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)

11/12/2007 to 12/31/2007     35.568558         35.504608               0.0000
01/01/2008 to 12/31/2008     35.504608         23.295698               0.0000
01/01/2009 to 12/31/2009     23.295698         28.904883              28.6300
01/01/2010 to 12/31/2010     28.904883         33.754719              46.9134
01/01/2011 to 12/31/2011     33.754719         31.483215              62.9475
01/01/2012 to 12/31/2012     31.483215         34.559989              77.0414
01/01/2013 to 12/31/2013     34.559989         45.445607             116.3691
01/01/2014 to 12/31/2014     45.445607         51.677864              67.4164
01/01/2015 to 12/31/2015     51.677864         47.936902              60.4008
01/01/2016 to 12/31/2016     47.936902         55.190296              52.4112

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) American Funds Insurance Series(R):
American Funds Growth Fund (Class 2) (closed effective August 9, 2013); (b) Fidelity(R) Variable Insurance Products: Contrafund(R) Portfolio (Service Class) (closed effective August 9, 2013); (c) Brighthouse Funds Trust I:
ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (closed effective May 1, 2011), Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (formerly Met/Wellington Core Equity Opportunities Portfolio) (closed effective August 9,
2013), Oppenheimer Global Equity Portfolio (Class B) (formerly Met/Templeton Growth Portfolio) (closed effective April 29, 2013), and Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Pioneer Strategic Income Portfolio) (closed effective August 9, 2013); (d) Brighthouse Funds Trust II: BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio) (closed effective May 4, 2009), BlackRock Ultra-Short Term Bond Portfolio (Class E) (formerly BlackRock Money Market Portfolio) (closed effective August 9, 2013), and Jennison Growth Portfolio (Class B) (closed effective April 30, 2012).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.



Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Brighthouse Funds Trust I: Invesco Comstock Portfolio (Class B) (formerly Van Kampen Comstock Portfolio).


Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) merged into Brighthouse Funds Trust II:
BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio).


Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Brighthouse Funds Trust II: BlackRock Money Market Portfolio (Class E).



Effective as of June 1, 2010, The Universal Institutional Funds, Inc.: Equity and Income Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Equity and Income Fund (Series II) (formerly Invesco Van Kampen V.I. Equity and Income Fund), and The Universal Institutional Funds, Inc.: U.S. Mid Cap Value Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Mid Cap Value Fund (Series II) (formerly Invesco Van Kampen V.I. Mid Cap Value Fund).


Effective as of June 1, 2010, Van Kampen Life Investment Trust: Growth and Income Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Growth and Income Fund (Series
II) (formerly Invesco Van Kampen V.I. Growth and Income Fund).



Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 30,
2010) was replaced with Brighthouse Funds Trust I: Oppenheimer Global Equity Portfolio (Class B) (formerly Met/Templeton Growth Portfolio).


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (closed effective May 1, 2011).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B) (closed effective April 30, 2012).


Effective as of April 29, 2013, Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) (closed effective

APPENDIX A

May 4, 2009) merged into Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. American Value Fund (Series II) was replaced with Brighthouse Funds Trust I: Invesco Mid Cap Value Portfolio (Class B).


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Global Real Estate Fund (Series II) was replaced with Brighthouse Funds Trust I: Clarion Global Real Estate Portfolio (Class B).


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Growth and Income Fund (Series II) was replaced with Brighthouse Funds Trust I: Invesco Comstock Portfolio (Class B).


Effective as of April 28, 2014, Legg Mason Partners Variable Equity Trust:
ClearBridge Variable All Cap Value Portfolio (Class I) was replaced with Brighthouse Funds Trust I: T. Rowe Price Large Cap Value Portfolio (Class E).


Effective as of April 28, 2014, The Universal Institutional Funds, Inc.: U.S. Real Estate Portfolio (Class I) was replaced with Brighthouse Funds Trust I:
Clarion Global Real Estate Portfolio (Class B).


Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) (closed effective August 9, 2013) merged into Brighthouse Funds Trust
II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A);


Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B);


Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) (closed effective August 9, 2013) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A); and


Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class B) merged into

Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).

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APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund         Seeks both capital appreciation and current
                                             income.
 Invesco V.I. International Growth Fund      Seeks long-term growth of capital.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                    Seeks as high a level of current income as is
                                             consistent with the preservation of capital.
 American Funds Global Growth Fund           Seeks long-term growth of capital.
 American Funds Global Small                 Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth-Income Fund           Seeks long-term growth of capital and
                                             income.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 American Funds(R) Growth Portfolio          Seeks to achieve growth of capital.
 (Class C)
 BlackRock High Yield Portfolio (Class B)    Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Brighthouse/Aberdeen Emerging Markets       Seeks capital appreciation.
 Equity Portfolio (Class B) (formerly Met/
 Aberdeen Emerging Markets Equity
 Portfolio)
 Clarion Global Real Estate Portfolio        Seeks total return through investment in real
 (Class B)                                   estate securities, emphasizing both capital
                                             appreciation and current income.
 Harris Oakmark International Portfolio      Seeks long-term capital appreciation.
 (Class B)
 Invesco Comstock Portfolio (Class B)        Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)   Seeks high total return by investing in equity
                                             securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio          Seeks long-term growth of capital.
 (Class B)
 Loomis Sayles Global Markets Portfolio      Seeks high total investment return through a
 (Class B)                                   combination of capital appreciation and
                                             income.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio (Class B)



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund         Invesco Advisers, Inc.
 Invesco V.I. International Growth Fund      Invesco Advisers, Inc.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                    Capital Research and Management
                                             Company
 American Funds Global Growth Fund           Capital Research and Management
                                             Company
 American Funds Global Small                 Capital Research and Management
 Capitalization Fund                         Company
 American Funds Growth-Income Fund           Capital Research and Management
                                             Company
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 American Funds(R) Growth Portfolio          Brighthouse Investment Advisers, LLC;
 (Class C)                                   Capital Research and Management
                                             Company
 BlackRock High Yield Portfolio (Class B)    Brighthouse Investment Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Brighthouse/Aberdeen Emerging Markets       Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B) (formerly Met/   Subadviser: Aberdeen Asset Managers
 Aberdeen Emerging Markets Equity            Limited
 Portfolio)
 Clarion Global Real Estate Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: CBRE Clarion Securities LLC
 Harris Oakmark International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio (Class B)        Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)   Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Invesco Advisers, Inc.
 Loomis Sayles Global Markets Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Loomis, Sayles & Company, L.P.
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Morgan Stanley Investment
                                             Management Inc.

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
 (Class E)                                  investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND) (CLASS B)

 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
                                            from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio                                  consistent with preservation of capital.
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio (formerly Met/     over time and, secondarily, long-term capital
 Wellington Core Equity Opportunities       appreciation and current income.
 Portfolio)
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio                    with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio                  with preservation of capital and maintenance
                                            of liquidity.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.
 Mid Cap Portfolio                          Seeks long-term growth of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Seeks to maximize income while maintaining
                                            prospects for capital appreciation.
 Franklin Mutual Shares VIP Fund            Seeks capital appreciation, with income as a
                                            secondary goal.
 Franklin Small Cap Value VIP Fund          Seeks long-term total return.
 Templeton Global Bond VIP Fund             Seeks high current income, consistent with
                                            preservation of capital, with capital
                                            appreciation as a secondary consideration.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Seeks capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio (Class II)                       income and long-term capital appreciation.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio (Class I)
 QS Variable Conservative Growth            Seeks a balance of growth of capital and
 (Class I)                                  income.
 QS Variable Growth (Class I)               Seeks capital appreciation.
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Seeks to maximize total return.
 Bond Portfolio



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -------------------------------------------
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
 (Class E)                                  Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND) (CLASS B)

 BlackRock Bond Income Portfolio            Brighthouse Investment Advisers, LLC
                                            Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (formerly Met/     Subadviser: Wellington Management
 Wellington Core Equity Opportunities       Company LLP
 Portfolio)
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio                  Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Contrafund(R) Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Mid Cap Portfolio                          Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Franklin Advisers, Inc.
 Franklin Mutual Shares VIP Fund            Franklin Mutual Advisers, LLC
 Franklin Small Cap Value VIP Fund          Franklin Advisory Services, LLC
 Templeton Global Bond VIP Fund             Franklin Advisers, Inc.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class II)                       Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 QS Variable Conservative Growth            Legg Mason Partners Fund Advisor, LLC
 (Class I)                                  Subadviser: QS Investors, LLC
 QS Variable Growth (Class I)               Legg Mason Partners Fund Advisor, LLC
                                            Subadviser: QS Investors, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                             Subadvisers: Western Asset Management
                                            Company; Western Asset Management
                                            Company Limited; Western Asset
                                            Management Company Pte. Ltd.

         INVESTMENT PORTFOLIO                        INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------------- ------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS (SERVICE SHARES)

 Oppenheimer Main Street Small Cap     Seeks capital appreciation.                     OFI Global Asset Management, Inc.
 Fund(R)/VA                                                                            Subadviser: OppenheimerFunds, Inc.
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by investing in a    Pioneer Investment Management, Inc.
                                       diversified portfolio of securities consisting
                                       primarily of common stocks.

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APPENDIX C

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.



MARKETING NAME                                        PROSPECTUS NAME
---------------------------------------------------   -----------------------------------------
         ClearBridge Variable Aggressive Growth       ClearBridge Variable Aggressive Growth
                                                      Portfolio
         ClearBridge Variable Appreciation            ClearBridge Variable Appreciation
                                                      Portfolio
         ClearBridge Variable Dividend Strategy       ClearBridge Variable Dividend Strategy
                                                      Portfolio
         ClearBridge Variable Small Cap Growth        ClearBridge Variable Small Cap Growth
                                                      Portfolio
         Fidelity VIP Contrafund(R) Portfolio         Contrafund(R) Portfolio
         Fidelity VIP Mid Cap Portfolio               Mid Cap Portfolio
         Ultra-Short Term Bond Portfolio              BlackRock Ultra-Short Term Bond
                                                      Portfolio
         Western Asset Variable Global High Yield     Western Asset Variable Global High Yield
         Bond                                         Bond Portfolio

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APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee rider (examples A through C) and the GWB I rider (examples D through H). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES AND APPLICABLE INCOME TAXES AND PENALTIES. The Lifetime Withdrawal Guarantee and GWB I riders do not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


LIFETIME WITHDRAWAL GUARANTEE


The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee available with contracts issued based on applications and necessary information received by our MetLife Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).


Assume that $4,000 is withdrawn each year. The Remaining Guaranteed Withdrawal Amount is reduced by $4,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $4,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero.



[GRAPHIC APPEARS HERE]







Year   Annual Benefit Payment   Cumulative Withdrawals   Account Value
   1   $4,000                   $  4,000                 $  100,000
   2   $4,000                   $  8,000                 $   90,250
   3   $4,000                   $ 12,000                 $ 80,987.5
   4   $4,000                   $ 16,000                 $72,188.13
   5   $4,000                   $ 20,000                 $63,828.72
   6   $4,000                   $ 24,000                 $55,887.28
   7   $4,000                   $ 28,000                 $48,342.92
   8   $4,000                   $ 32,000                 $41,175.77
   9   $4,000                   $ 36,000                 $34,366.98
  10   $4,000                   $ 40,000                 $27,898.63
  11   $4,000                   $ 44,000                 $ 21,753.7
  12   $4,000                   $ 48,000                 $15,916.02
  13   $4,000                   $ 52,000                 $10,370.22
  14   $4,000                   $ 56,000                 $5,101.706
  15   $4,000                   $ 60,000                 $ 96.62093
  16   $4,000                   $ 64,000                 $        0
  17   $4,000                   $ 68,000                 $        0
  18   $4,000                   $ 72,000                 $        0
  19   $4,000                   $ 76,000                 $        0
  20   $4,000                   $ 80,000                 $        0
  21   $4,000                   $ 84,000                 $        0
  22   $4,000                   $ 88,000                 $        0
  23   $4,000                   $ 92,000                 $        0
  24   $4,000                   $ 96,000                 $        0
  25   $4,000                   $100,000                 $        0



     2. When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $96,000 due to a withdrawal of $4,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $96,000 - $10,000 = $86,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $4,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 4% x $65,000 = $2,600.


B. Compounding Income Amount


Assume that a contract had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $4,000 ($100,000 x 4%).


The Total Guaranteed Withdrawal Amount will increase by 4% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated on each contract anniversary as 4% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $4,000 ($100,000 x 4%).


If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $104,000 ($100,000 x 104%), and the Annual Benefit Payment would increase to $4,160 ($104,000 x 4%).


If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $108,160 ($104,000 x 104%), and the Annual Benefit Payment would increase to $4,326 ($108,160 x 4%).


If the first withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $148,024 (the initial $100,000, increased by 4% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $5,921 ($148,024 x 4%).



[GRAPHIC APPEARS HERE]






Year of First Withdrawal   Annual Benefit Payment
                       1   $4,000
                       2   $4,160
                       3   $4,326
                       4   $4,499
                       5   $4,679
                       6   $4,867
                       7   $5,061
                       8   $5,264
                       9   $5,474
                      10   $5,693
                      11   $5,921



C. Automatic Annual Step-Ups and Compounding Income Amount (No Withdrawals)

Assume that a contract had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $104,000 ($100,000 increased by 4%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $104,000 to $110,000 and reset the Annual Benefit Payment to $4,400 ($110,000 x 4%).


At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $114,400 ($110,000 increased by 4%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $114,400 to $120,000 and reset the Annual Benefit Payment to $4,800 ($120,000 x 4%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 4%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $157,912. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $157,912 to $180,000 and reset the Annual Benefit Payment to $7,200 ($180,000 x 4%).


At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $187,200 ($180,000 increased by 4%, compounded annually). Assume the Account Value is less than $187,200. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 4% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,488 ($187,200 x 4%).



[GRAPHIC APPEARS HERE]




GWB I


D. How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F. How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.

H. Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX E

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2017              $100,000
   B    Account Value                                 10/1/2018              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2018           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2019              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2019              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2019              $  9,000
   G    Percentage Reduction in Account               10/2/2019                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2019              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2019           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2019              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2019 and 10/2/2019 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2017              $100,000
   B    Account Value                                      10/1/2018              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2018           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2019              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2019              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2019              $  9,000
   G    Percentage Reduction in Account                    10/2/2019                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2019              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2019           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2019              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2019 and 10/2/2019 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B



                                      AND



                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



                                PRIMELITE IV(SM)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2017, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2017.


PrimElite IV is a service mark of Primerica, Inc. First MetLife Investors Insurance Company uses this mark pursuant to a license agreement.
SAI-0517PRIMELITEIVNY
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    4
  ADDITIONAL INFORMATION...................................    4
  CUSTODIAN................................................    4
  DISTRIBUTION.............................................    4
  Reduction or Elimination of the Withdrawal Charge........    6
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    7
  Reporting Agencies.......................................    7
  ANNUITY PROVISIONS.......................................    8
  Variable Annuity.........................................    8
  Fixed Annuity............................................    9
  Mortality and Expense Guarantee..........................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  CONDENSED FINANCIAL INFORMATION..........................   13
  FINANCIAL STATEMENTS.....................................   61

COMPANY


Brighthouse Life Insurance Company of NY (BLNY or the Company) is a stock life insurance company organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, the Company changed its name to First Cova Life Insurance Company; on February 12, 2001 the Company changed its name to First MetLife Investors Insurance Company; and on March 6, 2017, the Company changed its name to Brighthouse Life Insurance Company of NY. BLNY currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. BLNY is licensed to do business only in the State of New York.

NET WORTH MAINTENANCE AGREEMENT WITH METLIFE, INC. On December 31, 2002, MetLife entered into a net worth maintenance agreement with the Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2016, the capital and surplus of the Company was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Standard & Poor's Corp. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC)] in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLNY, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLNY will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLNY will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the BLNY's financial strength and claims-paying ability.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account B (formerly First MetLife Investors Variable Annuity Account One) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements and related financial statement schedules of Brighthouse Life Insurance Company of NY (formerly First MetLife Investors Insurance Company) (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the financial statements and the related schedules and includes an explanatory paragraph regarding the Company being a member of a controlled group of affiliated companies such that its results may not be indicative of those of a stand-alone entity as described in Note 1). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K for the year ended December 31, 2016, and the effectiveness of MetLife's internal control over financial reporting have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


ADDITIONAL INFORMATION

As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents or portions thereof, as described, which have been filed with the SEC, which means that these documents or portions thereof, as described, are legally a part of this Statement of Additional Information:


(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2016, filed on March 1, 2017 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.


You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.


CUSTODIAN


Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor for contracts issued from the Separate Account prior to March 6, 2017. MLIDC received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2016            $28,067,892               $0
  2015            $29,097,680               $0
  2014            $30,378,728               $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2016 ranged from $1,469 to $13,185,332.* The amount of commissions paid to selected selling firms during 2016 ranged from $0 to $4,705,602. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2016 ranged from $1,432 to $14,210,990.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA) and Metropolitan Life Insurance Company.

The following list sets forth the names of selling firms that received additional compensation in 2016 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Ameriprise Financial Services, Inc.
AXA Network LLC

BBVA Compass Investment Solutions, Inc.

Cambridge Investment Research

Capital Investments Group, Inc.
Centaurus Financial, Inc.

Cetera Advisor Networks LLC

CFD Investment, Inc.
Citigroup Global Markets, Inc.

Citizens Securities

Commonwealth Financial Network

Community America Financial Solutions
CUNA Brokerage Services

CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.

First Heartland Capital, Inc.

Founders Financial Securities, LLC

FSC Securities Corporation
H. D. Vest Investment Services, Inc.
Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning, Inc.
LPL Financial Corp. Affiliates

Merrill Lynch, Inc.

MetLife Securities, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC

PFS Investments Inc.

ProEquities, Inc.

Raymond James & Associates, Inc.
RBC Wealth Management

Sigma Financial Corporation
Signator Financial Services, Inc.

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.

U.S. Bancorp Investments, Inc.

UBS Financial Services, Inc.

ValMark Securities, Inc.

Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised and any applicable account fee, withdrawal charges, and/or GWB rider charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% MEDICARE TAX

The 3.8% Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:



 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Generally, Employer only contributions. If the SEP IRA permits non-SEP contributions, Employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000


Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $54,000 or 25% of an employee's compensation for 2017.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2016. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
11/12/2007 to 12/31/2007      15.455351          15.516738                 0.0000
01/01/2008 to 12/31/2008      15.516738          11.865783             9,875.8436
01/01/2009 to 12/31/2009      11.865783          14.375189            13,335.1500
01/01/2010 to 12/31/2010      14.375189          15.928590            40,843.4270
01/01/2011 to 12/31/2011      15.928590          15.549910            50,847.6594
01/01/2012 to 12/31/2012      15.549910          17.284089            55,371.0524
01/01/2013 to 12/31/2013      17.284089          21.349256            62,264.8114
01/01/2014 to 12/31/2014      21.349256          22.966930            63,929.9586
01/01/2015 to 12/31/2015      22.966930          22.128419            58,509.2110
01/01/2016 to 12/31/2016      22.128419          25.133294            50,463.9935
--------------------------    ---------          ---------            -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
11/12/2007 to 12/31/2007      30.900994          31.052090                 0.0000
01/01/2008 to 12/31/2008      31.052090          18.264281             8,141.4305
01/01/2009 to 12/31/2009      18.264281          24.371166             9,707.5600
01/01/2010 to 12/31/2010      24.371166          27.143866            22,528.1576
01/01/2011 to 12/31/2011      27.143866          24.970288            25,631.9110
01/01/2012 to 12/31/2012      24.970288          28.463003            32,893.2219
01/01/2013 to 12/31/2013      28.463003          33.420972            35,699.1595
01/01/2014 to 12/31/2014      33.420972          33.085056            33,333.2462
01/01/2015 to 12/31/2015      33.085056          31.867144            32,427.3746
01/01/2016 to 12/31/2016      31.867144          31.298948            30,532.7241
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007      16.411418          16.371302                 0.0000
01/01/2008 to 12/31/2008      16.371302          14.678069            18,079.3194
01/01/2009 to 12/31/2009      14.678069          16.347521            14,541.5900
01/01/2010 to 12/31/2010      16.347521          17.210684            41,787.3307
01/01/2011 to 12/31/2011      17.210684          18.061871            39,739.9493
01/01/2012 to 12/31/2012      18.061871          18.823152            40,766.0474
01/01/2013 to 12/31/2013      18.823152          18.215415            41,939.8512
01/01/2014 to 12/31/2014      18.215415          18.967045            41,242.5088
01/01/2015 to 12/31/2015      18.967045          18.810998            39,437.9906
01/01/2016 to 12/31/2016      18.810998          19.152996            33,528.0888
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007      29.728148          30.281641                 0.0000
01/01/2008 to 12/31/2008      30.281641          18.451832             2,924.3854
01/01/2009 to 12/31/2009      18.451832          25.970420             8,119.7000
01/01/2010 to 12/31/2010      25.970420          28.703555            11,776.5917
01/01/2011 to 12/31/2011      28.703555          25.867417            11,728.7820
01/01/2012 to 12/31/2012      25.867417          31.355216            16,745.7723
01/01/2013 to 12/31/2013      31.355216          40.060947            20,663.7395
01/01/2014 to 12/31/2014      40.060947          40.539239            20,728.9080
01/01/2015 to 12/31/2015      40.539239          42.877164            18,795.9272
01/01/2016 to 12/31/2016      42.877164          42.671452            15,513.0255
--------------------------    ---------          ---------            -----------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007          37.486489          36.378914             0.0000
01/01/2008 to 12/31/2008          36.378914          16.722636         2,496.0599
01/01/2009 to 12/31/2009          16.722636          26.677912         1,573.3700
01/01/2010 to 12/31/2010          26.677912          32.300498         2,676.3756
01/01/2011 to 12/31/2011          32.300498          25.831515         5,261.8627
01/01/2012 to 12/31/2012          25.831515          30.191546         6,348.5880
01/01/2013 to 12/31/2013          30.191546          38.305781         6,854.0111
01/01/2014 to 12/31/2014          38.305781          38.690961         7,854.6348
01/01/2015 to 12/31/2015          38.690961          38.369430         7,628.7959
01/01/2016 to 12/31/2016          38.369430          38.745983         7,884.0155
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         188.509062         189.747583             0.0000
01/01/2008 to 12/31/2008         189.747583         105.145910         3,507.4722
01/01/2009 to 12/31/2009         105.145910         144.981141         4,357.7200
01/01/2010 to 12/31/2010         144.981141         170.183569         8,285.9259
01/01/2011 to 12/31/2011         170.183569         161.126483         9,159.6849
01/01/2012 to 12/31/2012         161.126483         187.865200        10,137.3934
01/01/2013 to 12/31/2013         187.865200         241.743471         9,868.7398
01/01/2014 to 12/31/2014         241.743471         259.443863         8,829.5416
01/01/2015 to 12/31/2015         259.443863         274.203907         8,007.7996
01/01/2016 to 12/31/2016         274.203907         296.935317         7,444.5469
--------------------------       ----------         ----------        -----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         128.142188         128.960560             0.0000
01/01/2008 to 12/31/2008         128.960560          79.270644         1,910.4567
01/01/2009 to 12/31/2009          79.270644         102.897549         1,813.2500
01/01/2010 to 12/31/2010         102.897549         113.401568         3,854.7301
01/01/2011 to 12/31/2011         113.401568         110.110964         3,960.6121
01/01/2012 to 12/31/2012         110.110964         127.938610         3,550.8992
01/01/2013 to 12/31/2013         127.938610         168.930223         4,875.5188
01/01/2014 to 12/31/2014         168.930223         184.850655         4,794.7537
01/01/2015 to 12/31/2015         184.850655         185.488111         3,876.0159
01/01/2016 to 12/31/2016         185.488111         204.595377         3,059.5958
--------------------------       ----------         ----------        -----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013           5.545977           6.122668        13,426.9574
01/01/2014 to 12/31/2014           6.122668           6.761448        13,403.0262
01/01/2015 to 12/31/2015           6.761448           6.715261        13,321.9725
01/01/2016 to 12/31/2016           6.715261           7.155218        13,109.2149
--------------------------       ----------         ----------        -----------

CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
11/12/2007 to 12/31/2007          47.749920          49.349672             0.0000
01/01/2008 to 12/31/2008          49.349672          28.008686         2,866.6376
01/01/2009 to 12/31/2009          28.008686          37.582272         3,476.7400
01/01/2010 to 12/31/2010          37.582272          43.530846        13,046.8128
01/01/2011 to 12/31/2011          43.530846          41.920228        15,899.9627
01/01/2012 to 12/31/2012          41.920228          48.220630        20,636.4895
01/01/2013 to 12/31/2013          48.220630          62.547568        19,541.8673
01/01/2014 to 12/31/2014          62.547568          69.173463        18,262.1779
01/01/2015 to 12/31/2015          69.173463          68.798387        15,653.8789
01/01/2016 to 12/31/2016          68.798387          73.429444        14,978.8773
--------------------------       ----------         ----------        -----------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
11/12/2007 to 12/31/2007         41.541775          42.321304              0.0000
01/01/2008 to 12/31/2008         42.321304          25.278483          4,951.7851
01/01/2009 to 12/31/2009         25.278483          34.940739          6,555.0600
01/01/2010 to 12/31/2010         34.940739          44.432692         19,196.1319
01/01/2011 to 12/31/2011         44.432692          39.178044         22,977.0156
01/01/2012 to 12/31/2012         39.178044          44.389902         26,262.9841
01/01/2013 to 12/31/2013         44.389902          59.652774         25,140.4014
01/01/2014 to 12/31/2014         59.652774          62.558918         24,903.2346
01/01/2015 to 12/31/2015         62.558918          60.866775         23,248.7390
01/01/2016 to 12/31/2016         60.866775          67.378776         21,541.1537
--------------------------       ---------          ---------         -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         48.750587          48.961473              0.0000
01/01/2008 to 12/31/2008         48.961473          34.063244          1,722.4613
01/01/2009 to 12/31/2009         34.063244          45.683004          4,502.3300
01/01/2010 to 12/31/2010         45.683004          50.909459          6,847.5763
01/01/2011 to 12/31/2011         50.909459          51.554218         13,049.4649
01/01/2012 to 12/31/2012         51.554218          57.438562         16,303.8393
01/01/2013 to 12/31/2013         57.438562          64.730331         16,932.8741
01/01/2014 to 12/31/2014         64.730331          66.977361         17,683.9658
01/01/2015 to 12/31/2015         66.977361          61.571502         17,750.2683
01/01/2016 to 12/31/2016         61.571502          69.437817         14,709.9980
--------------------------       ---------          ---------         -----------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         24.935845          25.035415              0.0000
01/01/2008 to 12/31/2008         25.035415          15.572199            495.1604
01/01/2009 to 12/31/2009         15.572199          19.413755            533.7200
01/01/2010 to 12/31/2010         19.413755          21.351034            768.0066
01/01/2011 to 12/31/2011         21.351034          20.897874            814.8619
01/01/2012 to 12/31/2012         20.897874          23.612047          1,943.4855
01/01/2013 to 12/31/2013         23.612047          29.953849          1,810.5567
01/01/2014 to 12/31/2014         29.953849          31.736168          1,749.7959
01/01/2015 to 12/31/2015         31.736168          29.839414          1,735.1291
01/01/2016 to 12/31/2016         29.839414          34.252195          1,655.6492
--------------------------       ---------          ---------         -----------

FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007          8.782351           8.784774              0.0000
01/01/2008 to 12/31/2008          8.784774           5.819672              0.0000
01/01/2009 to 12/31/2009          5.819672           7.434253              0.0000
01/01/2010 to 12/31/2010          7.434253           9.428155          3,047.9527
01/01/2011 to 12/31/2011          9.428155           8.974567              0.0000
01/01/2012 to 12/31/2012          8.974567          10.507984          7,260.7171
01/01/2013 to 12/31/2013         10.507984          14.159344         10,272.1320
01/01/2014 to 12/31/2014         14.159344          14.084417          9,785.3107
01/01/2015 to 12/31/2015         14.084417          12.901298         10,066.9453
01/01/2016 to 12/31/2016         12.901298          16.612162          8,102.0206
--------------------------       ---------          ---------         -----------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         13.104211          13.007078              0.0000
01/01/2008 to 12/31/2008         13.007078          13.662836          3,934.4323
01/01/2009 to 12/31/2009         13.662836          16.038011         13,668.9400
01/01/2010 to 12/31/2010         16.038011          18.154485         24,044.4343
01/01/2011 to 12/31/2011         18.154485          17.799992         28,927.1062
01/01/2012 to 12/31/2012         17.799992          20.256542         40,994.4787
01/01/2013 to 12/31/2013         20.256542          20.361332         49,817.2987
01/01/2014 to 12/31/2014         20.361332          20.507744         42,373.4141
01/01/2015 to 12/31/2015         20.507744          19.410241         35,034.1814
01/01/2016 to 12/31/2016         19.410241          19.762011         27,862.4096
--------------------------       ---------          ---------         -----------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         14.663278          15.076615              0.0000
01/01/2008 to 12/31/2008         15.076615           8.886098          8,290.7687
01/01/2009 to 12/31/2009          8.886098          11.827007         14,970.5300
01/01/2010 to 12/31/2010         11.827007          14.623304         36,430.4850
01/01/2011 to 12/31/2011         14.623304          14.821008         41,667.2175
01/01/2012 to 12/31/2012         14.821008          17.402513         39,148.0605
01/01/2013 to 12/31/2013         17.402513          25.436307         60,476.9315
01/01/2014 to 12/31/2014         25.436307          30.288917         53,774.7033
01/01/2015 to 12/31/2015         30.288917          29.437682         49,801.6767
01/01/2016 to 12/31/2016         29.437682          29.465855         46,357.3544
--------------------------       ---------          ---------         -----------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         34.763293          35.550565              0.0000
01/01/2008 to 12/31/2008         35.550565          24.853957          7,142.0907
01/01/2009 to 12/31/2009         24.853957          30.018581         15,769.6200
01/01/2010 to 12/31/2010         30.018581          33.438952         40,802.8032
01/01/2011 to 12/31/2011         33.438952          33.935107         50,087.2136
01/01/2012 to 12/31/2012         33.935107          38.914878         46,734.9535
01/01/2013 to 12/31/2013         38.914878          50.036278         72,033.6802
01/01/2014 to 12/31/2014         50.036278          54.929236         61,602.2087
01/01/2015 to 12/31/2015         54.929236          55.197499         51,698.8788
01/01/2016 to 12/31/2016         55.197499          59.926802         44,325.0396
--------------------------       ---------          ---------         -----------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
11/12/2007 to 12/31/2007         14.964667          15.283522              0.0000
01/01/2008 to 12/31/2008         15.283522           9.831477          4,227.4402
01/01/2009 to 12/31/2009          9.831477          11.924700         27,332.9700
01/01/2010 to 12/31/2010         11.924700          13.223402         63,068.7740
01/01/2011 to 12/31/2011         13.223402          14.087476         78,365.8280
01/01/2012 to 12/31/2012         14.087476          15.893850         68,651.9773
01/01/2013 to 12/31/2013         15.893850          19.757350        139,648.8022
01/01/2014 to 12/31/2014         19.757350          22.175919        127,012.2483
01/01/2015 to 12/31/2015         22.175919          20.959733        109,197.5427
01/01/2016 to 12/31/2016         20.959733          23.794340         94,042.1900
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         17.209134          17.529686              0.0000
01/01/2008 to 12/31/2008         17.529686          10.279288          3,227.6420
01/01/2009 to 12/31/2009         10.279288          14.515633          5,168.7400
01/01/2010 to 12/31/2010         14.515633          17.972432         14,901.0816
01/01/2011 to 12/31/2011         17.972432          18.022722         20,724.9274
01/01/2012 to 12/31/2012         18.022722          21.287465          9,227.7048
01/01/2013 to 12/31/2013         21.287465          30.960978         32,740.1266
01/01/2014 to 12/31/2014         30.960978          31.871129         29,511.6922
01/01/2015 to 12/31/2015         31.871129          30.143250         26,017.7973
01/01/2016 to 12/31/2016         30.143250          31.543496         24,539.4152
--------------------------       ---------          ---------         -----------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.919252          17.936845          4,876.0719
01/01/2011 to 12/31/2011         17.936845          17.948997         17,288.3973
01/01/2012 to 12/31/2012         17.948997          20.076274         16,663.5008
01/01/2013 to 12/31/2013         20.076274          22.901508         18,838.9027
01/01/2014 to 12/31/2014         22.901508          23.762468         12,459.3892
01/01/2015 to 12/31/2015         23.762468          23.223922         11,287.7195
01/01/2016 to 12/31/2016         23.223922          24.676690          9,364.1218
--------------------------       ---------          ---------         -----------

QS VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT)
11/12/2007 to 12/31/2007         16.019308          16.147725              0.0000
01/01/2008 to 12/31/2008         16.147725           9.994847              0.0000
01/01/2009 to 12/31/2009          9.994847          13.095960              0.0000
01/01/2010 to 12/31/2010         13.095960          14.986109              0.0000
01/01/2011 to 12/31/2011         14.986109          14.480182              0.0000
01/01/2012 to 12/31/2012         14.480182          16.596384              0.0000
01/01/2013 to 12/31/2013         16.596384          20.764529              0.0000
01/01/2014 to 12/31/2014         20.764529          21.499812              0.0000
01/01/2015 to 12/31/2015         21.499812          20.789619              0.0000
01/01/2016 to 12/31/2016         20.789619          22.309565              0.0000
--------------------------       ---------          ---------         -----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         17.108100          16.971079              0.0000
01/01/2008 to 12/31/2008         16.971079          11.611142          4,196.9563
01/01/2009 to 12/31/2009         11.611142          17.864314          9,301.3700
01/01/2010 to 12/31/2010         17.864314          20.305308         14,325.5744
01/01/2011 to 12/31/2011         20.305308          20.427551         16,638.4107
01/01/2012 to 12/31/2012         20.427551          23.905711         10,135.9582
01/01/2013 to 12/31/2013         23.905711          25.126662         28,253.9730
01/01/2014 to 12/31/2014         25.126662          24.565387         30,124.9261
01/01/2015 to 12/31/2015         24.565387          22.877887         31,496.4659
01/01/2016 to 12/31/2016         22.877887          26.158643         21,612.5288
--------------------------       ---------          ---------         -----------

MET INVESTORS SERIES TRUST
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013          1.171764           1.305057         32,973.3599
01/01/2014 to 12/31/2014          1.305057           1.396413         30,947.8918
01/01/2015 to 12/31/2015          1.396413           1.470792        132,052.1393
01/01/2016 to 12/31/2016          1.470792           1.587068        134,266.0386
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         23.464598          25.292615              0.0000
01/01/2013 to 12/31/2013         25.292615          27.350723              0.0000
01/01/2014 to 12/31/2014         27.350723          27.942922              0.0000
01/01/2015 to 12/31/2015         27.942922          26.518743              0.0000
01/01/2016 to 12/31/2016         26.518743          29.894879              0.0000
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         18.239848          19.424765         22,558.4959
01/01/2015 to 12/31/2015         19.424765          18.943009         18,744.0490
01/01/2016 to 12/31/2016         18.943009          18.899476         17,588.9176
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
11/12/2007 to 12/31/2007         10.021313           9.652917              0.0000
01/01/2008 to 12/31/2008          9.652917           5.277409         12,965.9784
01/01/2009 to 12/31/2009          5.277409           6.842902         13,205.5000
01/01/2010 to 12/31/2010          6.842902           7.934821         13,205.5045
01/01/2011 to 12/31/2011          7.934821           7.320199              0.0000
01/01/2012 to 12/31/2012          7.320199           9.255729          6,862.4780
01/01/2013 to 12/31/2013          9.255729           9.377627         10,947.7579
01/01/2014 to 04/25/2014          9.377627           9.872036              0.0000
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
11/12/2007 to 12/31/2007         51.611559          48.273133              0.0000
01/01/2008 to 12/31/2008         48.273133          29.650276            244.4407
01/01/2009 to 12/31/2009         29.650276          37.640805          1,105.8800
01/01/2010 to 12/31/2010         37.640805          48.384022          3,396.9289
01/01/2011 to 12/31/2011         48.384022          50.688742          3,272.1035
01/01/2012 to 12/31/2012         50.688742          58.070180          5,240.0699
01/01/2013 to 12/31/2013         58.070180          58.614498          5,375.7864
01/01/2014 to 04/25/2014         58.614498          65.425838              0.0000
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.217287           6.554810         44,357.0381
01/01/2012 to 12/31/2012          6.554810           7.682546          6,914.7656
01/01/2013 to 12/31/2013          7.682546          11.063557          7,578.5573
01/01/2014 to 12/31/2014         11.063557          13.009877          2,243.8943
01/01/2015 to 12/31/2015         13.009877          12.348180          2,258.3462
01/01/2016 to 12/31/2016         12.348180          12.540472          2,463.1175
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007         10.494316          10.428992              0.0000
01/01/2008 to 12/31/2008         10.428992           4.681186          8,938.3109
01/01/2009 to 12/31/2009          4.681186           6.387985         12,515.4100
01/01/2010 to 12/31/2010          6.387985           6.781544         36,715.8388
01/01/2011 to 04/29/2011          6.781544           7.217940              0.0000
--------------------------       ---------          ---------         -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         19.199236          22.234420              0.0000
01/01/2013 to 12/31/2013         22.234420          28.696243          1,469.7332
01/01/2014 to 12/31/2014         28.696243          26.739009          1,524.1396
01/01/2015 to 12/31/2015         26.739009          25.250624          1,510.5105
01/01/2016 to 12/31/2016         25.250624          27.016708          1,674.1423
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.365760           9.221428          5,200.1300
01/01/2010 to 12/31/2010          9.221428          10.477405          7,515.1053
01/01/2011 to 12/31/2011         10.477405          10.211381          5,656.3191
01/01/2012 to 12/31/2012         10.211381          11.969594          5,747.9252
01/01/2013 to 12/31/2013         11.969594          16.028686          9,296.4359
01/01/2014 to 12/31/2014         16.028686          17.329650         94,895.3159
01/01/2015 to 12/31/2015         17.329650          16.116662         89,583.0501
01/01/2016 to 12/31/2016         16.116662          18.697703         82,864.6005
--------------------------       ---------          ---------         -----------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
11/12/2007 to 12/31/2007         26.616222          26.866858              0.0000
01/01/2008 to 12/31/2008         26.866858          18.013069          5,623.6025
01/01/2009 to 12/31/2009         18.013069          22.111293         10,721.6300
01/01/2010 to 12/31/2010         22.111293          24.535803         28,302.4258
01/01/2011 to 12/31/2011         24.535803          23.719093         37,148.6176
01/01/2012 to 12/31/2012         23.719093          26.824075         41,623.2596
01/01/2013 to 12/31/2013         26.824075          35.489514         38,508.5088
01/01/2014 to 04/25/2014         35.489514          35.744208              0.0000
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
11/12/2007 to 12/31/2007         15.917070          15.801935              0.0000
01/01/2008 to 12/31/2008         15.801935          10.033181              0.0000
01/01/2009 to 05/01/2009         10.033181           9.746959              0.0000
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         37.015725          40.194603          4,845.9706
01/01/2015 to 12/31/2015         40.194603          36.184427          4,892.5652
01/01/2016 to 12/31/2016         36.184427          41.337331          4,905.6904
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
 V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP VALUE SUB-
 ACCOUNT CLASS II))
11/12/2007 to 12/31/2007         10.932661          11.032399              0.0000
01/01/2008 to 12/31/2008         11.032399           6.391748            687.2499
01/01/2009 to 12/31/2009          6.391748           8.797442            874.0000
01/01/2010 to 12/31/2010          8.797442          10.631311            699.4219
01/01/2011 to 12/31/2011         10.631311          10.602153            670.9203
01/01/2012 to 12/31/2012         10.602153          12.276067          5,338.3112
01/01/2013 to 12/31/2013         12.276067          16.261804          4,589.6480
01/01/2014 to 04/25/2014         16.261804          16.271210              0.0000
--------------------------       ---------          ---------         -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         16.313864          16.334313              0.0000
01/01/2008 to 12/31/2008         16.334313           9.898467              0.0000
01/01/2009 to 12/31/2009          9.898467          13.101209              0.0000
01/01/2010 to 12/31/2010         13.101209          16.350721              0.0000
01/01/2011 to 12/31/2011         16.350721          15.997390              0.0000
01/01/2012 to 12/31/2012         15.997390          18.705891              0.0000
01/01/2013 to 12/31/2013         18.705891          25.934356              0.0000
01/01/2014 to 12/31/2014         25.934356          27.679845              0.0000
01/01/2015 to 12/31/2015         27.679845          26.908982              0.0000
01/01/2016 to 12/31/2016         26.908982          29.657877              0.0000
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.482899          14.905851              0.0000
01/01/2013 to 12/31/2013         14.905851          17.267948              0.0000
01/01/2014 to 12/31/2014         17.267948          17.671204              0.0000
01/01/2015 to 12/31/2015         17.671204          17.692473              0.0000
01/01/2016 to 12/31/2016         17.692473          18.334864              0.0000
--------------------------       ---------          ---------         -----------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007         13.781278          14.186899              0.0000
01/01/2008 to 12/31/2008         14.186899           6.239568          2,882.5307
01/01/2009 to 12/31/2009          6.239568          10.426242          3,003.9700
01/01/2010 to 12/31/2010         10.426242          12.751713         12,174.3902
01/01/2011 to 12/31/2011         12.751713          10.253454         18,155.2673
01/01/2012 to 12/31/2012         10.253454          12.056920         19,015.3211
01/01/2013 to 12/31/2013         12.056920          11.331030         18,022.7139
01/01/2014 to 12/31/2014         11.331030          10.476271         29,138.4705
01/01/2015 to 12/31/2015         10.476271           8.930430         29,490.2818
01/01/2016 to 12/31/2016          8.930430           9.848669         26,838.8912
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         17.824607          18.218089              0.0000
01/01/2008 to 12/31/2008         18.218089          10.384796              0.0000
01/01/2009 to 12/31/2009         10.384796          13.513406              0.0000
01/01/2010 to 12/31/2010         13.513406          14.889910          1,339.0092
01/01/2011 to 12/31/2011         14.889910          13.149462          6,331.9063
01/01/2012 to 12/31/2012         13.149462          15.177722          7,339.8119
01/01/2013 to 12/31/2013         15.177722          17.902539          8,690.3389
01/01/2014 to 12/31/2014         17.902539          16.476176          8,198.4801
01/01/2015 to 12/31/2015         16.476176          16.006884          7,585.5212
01/01/2016 to 12/31/2016         16.006884          15.693193          7,647.8628
--------------------------       ---------          ---------         -----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         12.885324          13.351791              0.0000
01/01/2008 to 12/31/2008         13.351791           7.031539              0.0000
01/01/2009 to 12/31/2009          7.031539          10.937669              0.0000
01/01/2010 to 12/31/2010         10.937669          14.289208          3,547.2322
01/01/2011 to 12/31/2011         14.289208          13.154922         10,938.0070
01/01/2012 to 12/31/2012         13.154922          14.217885         21,543.6374
01/01/2013 to 12/31/2013         14.217885          19.550016         23,548.9606
01/01/2014 to 12/31/2014         19.550016          19.532259         22,046.5359
01/01/2015 to 12/31/2015         19.532259          18.348285         21,750.6475
01/01/2016 to 12/31/2016         18.348285          16.612231         21,235.1169
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         20.769896          20.894955              0.0000
01/01/2008 to 12/31/2008         20.894955          12.284116              0.0000
01/01/2009 to 12/31/2009         12.284116          16.985426              0.0000
01/01/2010 to 12/31/2010         16.985426          19.475352              0.0000
01/01/2011 to 12/31/2011         19.475352          17.643661              0.0000
01/01/2012 to 12/31/2012         17.643661          21.144705            814.6599
01/01/2013 to 12/31/2013         21.144705          26.583721          2,509.4907
01/01/2014 to 12/31/2014         26.583721          26.856182          2,560.1521
01/01/2015 to 12/31/2015         26.856182          27.607782          2,466.1913
01/01/2016 to 12/31/2016         27.607782          27.368852          2,699.9688
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
11/12/2007 to 12/31/2007         20.411821          20.595092              0.0000
01/01/2008 to 12/31/2008         20.595092          11.748077              0.0000
01/01/2009 to 12/31/2009         11.748077          15.233609              0.0000
01/01/2010 to 12/31/2010         15.233609          16.181110              0.0000
01/01/2011 to 04/29/2011         16.181110          18.070894              0.0000
--------------------------       ---------          ---------         -----------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          8.764812           9.194411              0.0000
01/01/2011 to 12/31/2011          9.194411           8.466840              0.0000
01/01/2012 to 12/31/2012          8.466840          10.233945              0.0000
01/01/2013 to 04/26/2013         10.233945          10.890136              0.0000
--------------------------       ---------          ---------              ------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         47.532726          52.032018          3,032.0032
01/01/2015 to 12/31/2015         52.032018          49.669106          2,814.1663
01/01/2016 to 12/31/2016         49.669106          57.014484            906.6538
--------------------------       ---------          ---------          ----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
11/12/2007 to 12/31/2007         36.073609          36.930713              0.0000
01/01/2008 to 12/31/2008         36.930713          23.165385          5,049.3631
01/01/2009 to 12/31/2009         23.165385          29.638563         10,477.8900
01/01/2010 to 12/31/2010         29.638563          34.181941         17,971.0171
01/01/2011 to 12/31/2011         34.181941          31.713948         19,716.2440
01/01/2012 to 12/31/2012         31.713948          36.063326          5,411.0703
01/01/2013 to 12/31/2013         36.063326          47.142013          4,823.9274
01/01/2014 to 04/25/2014         47.142013          47.462521              0.0000
--------------------------       ---------          ---------         -----------

METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         61.455191          64.030901              0.0000
01/01/2013 to 12/31/2013         64.030901          62.692261              0.0000
01/01/2014 to 12/31/2014         62.692261          66.228919              0.0000
01/01/2015 to 12/31/2015         66.228919          65.727613              0.0000
01/01/2016 to 12/31/2016         65.727613          66.871331              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.381179          11.853468              0.0000
01/01/2010 to 12/31/2010         11.853468          14.047502              0.0000
01/01/2011 to 12/31/2011         14.047502          12.651159              0.0000
01/01/2012 to 12/31/2012         12.651159          14.310357              0.0000
01/01/2013 to 12/31/2013         14.310357          18.997171              0.0000
01/01/2014 to 12/31/2014         18.997171          20.461192              0.0000
01/01/2015 to 12/31/2015         20.461192          21.508062              0.0000
01/01/2016 to 12/31/2016         21.508062          21.290900              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
11/12/2007 to 12/31/2007         16.331652          16.909426              0.0000
01/01/2008 to 12/31/2008         16.909426           9.592474              0.0000
01/01/2009 to 05/01/2009          9.592474           9.132372              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013         10.580960          10.536092         26,184.7531
01/01/2014 to 12/31/2014         10.536092          10.420827          9,874.8318
01/01/2015 to 12/31/2015         10.420827          10.306822         19,601.7490
01/01/2016 to 12/31/2016         10.306822          10.205497         19,035.7947
--------------------------       ---------          ---------         -----------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS E) AND BEFORE THAT
 LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
MARKET SUB-ACCOUNT))
11/12/2007 to 12/31/2007         14.244759          14.312158              0.0000
01/01/2008 to 12/31/2008         14.312158          14.523790        117,616.5998
01/01/2009 to 12/31/2009         14.523790          14.397027         87,261.1400
01/01/2010 to 04/30/2010         14.397027          14.345829              0.0000
--------------------------       ---------          ---------        ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         14.344532          14.240292        188,122.6890
01/01/2011 to 12/31/2011         14.240292          14.084927         74,865.6746
01/01/2012 to 12/31/2012         14.084927          13.929998        259,242.5191
01/01/2013 to 12/31/2013         13.929998          13.777603         56,117.3381
01/01/2014 to 12/31/2014         13.777603          13.626875         40,506.8113
01/01/2015 to 12/31/2015         13.626875          13.477797         38,329.2343
01/01/2016 to 12/31/2016         13.477797          13.357089         36,494.2077
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         16.897774          16.323563          1,155.0390
01/01/2013 to 12/31/2013         16.323563          22.075411          1,174.7368
01/01/2014 to 12/31/2014         22.075411          23.742915            303.0691
01/01/2015 to 12/31/2015         23.742915          25.958190            284.7543
01/01/2016 to 12/31/2016         25.958190          25.640883            290.5825
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007         10.177000          10.535958              0.0000
01/01/2008 to 12/31/2008         10.535958           5.633273          1,643.2609
01/01/2009 to 12/31/2009          5.633273           8.006591          2,203.9300
01/01/2010 to 12/31/2010          8.006591           8.663150          2,287.6437
01/01/2011 to 12/31/2011          8.663150           8.450271          2,234.8349
01/01/2012 to 04/27/2012          8.450271           9.515810              0.0000
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         58.125049          59.386998         17,898.5683
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
11/12/2007 to 12/31/2007         20.982443          21.258513              0.0000
01/01/2008 to 12/31/2008         21.258513          14.121310         11,529.9616
01/01/2009 to 12/31/2009         14.121310          17.302737         14,980.5200
01/01/2010 to 12/31/2010         17.302737          19.889677         41,653.4544
01/01/2011 to 12/31/2011         19.889677          18.777951         47,703.8169
01/01/2012 to 12/31/2012         18.777951          20.538308         50,208.3007
01/01/2013 to 12/31/2013         20.538308          27.032652         44,216.0036
01/01/2014 to 12/31/2014         27.032652          29.720083         41,043.5840
01/01/2015 to 12/31/2015         29.720083          29.413539         37,962.3714
01/01/2016 to 04/29/2016         29.413539          29.636104              0.0000
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         55.153908          56.249847          2,857.1542
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
08/12/2013 to 12/31/2013          2.434664           2.663327         29,381.8372
01/01/2014 to 12/31/2014          2.663327           2.922149         51,420.2735
01/01/2015 to 12/31/2015          2.922149           2.882939         54,397.2607
01/01/2016 to 04/29/2016          2.882939           2.903806              0.0000
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         33.675286          35.032433         80,226.1364
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
11/12/2007 to 12/31/2007         20.556522          20.629143              0.0000
01/01/2008 to 12/31/2008         20.629143          18.211245         20,525.7859
01/01/2009 to 12/31/2009         18.211245          23.971807         28,836.2800
01/01/2010 to 12/31/2010         23.971807          26.596366         71,395.1809
01/01/2011 to 12/31/2011         26.596366          27.260731         83,150.3237
01/01/2012 to 12/31/2012         27.260731          30.095190        114,292.3622
01/01/2013 to 12/31/2013         30.095190          30.225754        122,413.7424
01/01/2014 to 12/31/2014         30.225754          31.265370        112,265.7139
01/01/2015 to 12/31/2015         31.265370          30.522684        104,052.3004
01/01/2016 to 04/29/2016         30.522684          31.338457              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         31.990896          33.247589         19,182.3396
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013          2.845630           2.878375        111,498.2095
01/01/2014 to 12/31/2014          2.878375           2.972061        126,770.2879
01/01/2015 to 12/31/2015          2.972061           2.893106        202,974.4112
01/01/2016 to 04/29/2016          2.893106           2.967208              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         17.163851          17.263531              0.0000
01/01/2008 to 12/31/2008         17.263531          16.983297          2,030.0222
01/01/2009 to 12/31/2009         16.983297          17.482875         23,509.6700
01/01/2010 to 12/31/2010         17.482875          18.241375         42,073.9693
01/01/2011 to 12/31/2011         18.241375          18.992359         59,846.6785
01/01/2012 to 12/31/2012         18.992359          19.355975         89,577.3635
01/01/2013 to 12/31/2013         19.355975          18.970918         76,633.8403
01/01/2014 to 12/31/2014         18.970918          19.241857         66,039.6554
01/01/2015 to 12/31/2015         19.241857          19.089789         62,100.8374
01/01/2016 to 12/31/2016         19.089789          19.073777         52,191.8668
--------------------------       ---------          ---------        ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
11/12/2007 to 12/31/2007         17.326506          17.291291              0.0000
01/01/2008 to 12/31/2008         17.291291          10.602184          9,369.7826
01/01/2009 to 12/31/2009         10.602184          14.353811         11,194.7100
01/01/2010 to 12/31/2010         14.353811          17.470135         20,918.3017
01/01/2011 to 12/31/2011         17.470135          16.867642         21,304.6725
01/01/2012 to 12/31/2012         16.867642          19.629948         21,180.7795
01/01/2013 to 12/31/2013         19.629948          27.302367         20,528.7557
01/01/2014 to 12/31/2014         27.302367          30.150848         19,710.0939
01/01/2015 to 12/31/2015         30.150848          28.003780         17,971.1228
01/01/2016 to 12/31/2016         28.003780          32.592100         17,545.3838
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
11/12/2007 to 12/31/2007      34.897093          34.827328                 0.0000
01/01/2008 to 12/31/2008      34.827328          22.816872               468.8037
01/01/2009 to 12/31/2009      22.816872          28.268317               489.9000
01/01/2010 to 12/31/2010      28.268317          32.961915             1,260.5934
01/01/2011 to 12/31/2011      32.961915          30.697747             2,031.6442
01/01/2012 to 12/31/2012      30.697747          33.646980             2,617.2393
01/01/2013 to 12/31/2013      33.646980          44.178747             2,316.2722
01/01/2014 to 12/31/2014      44.178747          50.161969             2,775.5652
01/01/2015 to 12/31/2015      50.161969          46.460959             2,635.5187
01/01/2016 to 12/31/2016      46.460959          53.410884             2,466.4886

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
11/12/2007 to 12/31/2007      15.385409          15.444444                 0.0000
01/01/2008 to 12/31/2008      15.444444          11.798654             3,990.9076
01/01/2009 to 12/31/2009      11.798654          14.279594            10,755.7100
01/01/2010 to 12/31/2010      14.279594          15.806879            49,001.0260
01/01/2011 to 12/31/2011      15.806879          15.415707            56,711.6788
01/01/2012 to 12/31/2012      15.415707          17.117710            75,552.0339
01/01/2013 to 12/31/2013      17.117710          21.122629            70,683.8188
01/01/2014 to 12/31/2014      21.122629          22.700426            73,248.3675
01/01/2015 to 12/31/2015      22.700426          21.849784            68,396.5068
01/01/2016 to 12/31/2016      21.849784          24.792031            62,881.5996
--------------------------    ---------          ---------            -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
11/12/2007 to 12/31/2007      30.455206          30.600008                 0.0000
01/01/2008 to 12/31/2008      30.600008          17.980312             4,033.6965
01/01/2009 to 12/31/2009      17.980312          23.968300             8,190.3700
01/01/2010 to 12/31/2010      23.968300          26.668540            19,281.4353
01/01/2011 to 12/31/2011      26.668540          24.508546            25,702.3888
01/01/2012 to 12/31/2012      24.508546          27.908626            32,996.2197
01/01/2013 to 12/31/2013      27.908626          32.737300            36,807.4967
01/01/2014 to 12/31/2014      32.737300          32.375862            35,595.6497
01/01/2015 to 12/31/2015      32.375862          31.152877            33,675.0697
01/01/2016 to 12/31/2016      31.152877          30.566840            32,370.0692
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007      16.239322          16.197454                 0.0000
01/01/2008 to 12/31/2008      16.197454          14.507656             3,314.7293
01/01/2009 to 12/31/2009      14.507656          16.141601            10,815.1300
01/01/2010 to 12/31/2010      16.141601          16.976928            22,032.9910
01/01/2011 to 12/31/2011      16.976928          17.798808            27,182.3196
01/01/2012 to 12/31/2012      17.798808          18.530370            36,715.5094
01/01/2013 to 12/31/2013      18.530370          17.914165            53,031.2939
01/01/2014 to 12/31/2014      17.914165          18.634728            51,266.3771
01/01/2015 to 12/31/2015      18.634728          18.462946            47,481.9311
01/01/2016 to 12/31/2016      18.462946          18.779832            43,713.8712
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007      29.416428          29.960092                 0.0000
01/01/2008 to 12/31/2008      29.960092          18.237581             3,780.5014
01/01/2009 to 12/31/2009      18.237581          25.643219             6,587.2100
01/01/2010 to 12/31/2010      25.643219          28.313650             9,738.7064
01/01/2011 to 12/31/2011      28.313650          25.490543            15,050.0331
01/01/2012 to 12/31/2012      25.490543          30.867370            15,881.2694
01/01/2013 to 12/31/2013      30.867370          39.398270            11,460.4545
01/01/2014 to 12/31/2014      39.398270          39.828807            11,418.8155
01/01/2015 to 12/31/2015      39.828807          42.083664            10,532.9382
01/01/2016 to 12/31/2016      42.083664          41.839917            10,066.6395
--------------------------    ---------          ---------            -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007          37.130489          36.028586             0.0000
01/01/2008 to 12/31/2008          36.028586          16.544955         3,861.3226
01/01/2009 to 12/31/2009          16.544955          26.368185         6,011.3400
01/01/2010 to 12/31/2010          26.368185          31.893658         7,232.9021
01/01/2011 to 12/31/2011          31.893658          25.480657         8,880.2141
01/01/2012 to 12/31/2012          25.480657          29.751561         9,194.7711
01/01/2013 to 12/31/2013          29.751561          37.709861        10,391.8864
01/01/2014 to 12/31/2014          37.709861          38.050975         9,941.3359
01/01/2015 to 12/31/2015          38.050975          37.697031         9,378.7375
01/01/2016 to 12/31/2016          37.697031          38.028949         9,753.8748
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         184.080147         185.264668             0.0000
01/01/2008 to 12/31/2008         185.264668         102.558660         1,830.2330
01/01/2009 to 12/31/2009         102.558660         141.273592         4,389.1200
01/01/2010 to 12/31/2010         141.273592         165.666120         6,189.1985
01/01/2011 to 12/31/2011         165.666120         156.692826         8,708.1740
01/01/2012 to 12/31/2012         156.692826         182.512355         9,892.1663
01/01/2013 to 12/31/2013         182.512355         234.620949         8,681.3420
01/01/2014 to 12/31/2014         234.620949         251.548216         7,897.6945
01/01/2015 to 12/31/2015         251.548216         265.593400         6,794.3742
01/01/2016 to 12/31/2016         265.593400         287.323706         6,262.5538
--------------------------       ----------         ----------        -----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         125.132052         125.914276             0.0000
01/01/2008 to 12/31/2008         125.914276          77.320427           951.5646
01/01/2009 to 12/31/2009          77.320427         100.265853         2,085.7200
01/01/2010 to 12/31/2010         100.265853         110.390988         5,533.4742
01/01/2011 to 12/31/2011         110.390988         107.080866         6,937.7938
01/01/2012 to 12/31/2012         107.080866         124.292993         6,643.5350
01/01/2013 to 12/31/2013         124.292993         163.952680         9,221.4979
01/01/2014 to 12/31/2014         163.952680         179.224761         8,010.8085
01/01/2015 to 12/31/2015         179.224761         179.663078         7,350.2944
01/01/2016 to 12/31/2016         179.663078         197.972353         7,059.8679
--------------------------       ----------         ----------        -----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013           5.443710           6.007448         1,281.4839
01/01/2014 to 12/31/2014           6.007448           6.627579         2,173.7641
01/01/2015 to 12/31/2015           6.627579           6.575728         2,933.1915
01/01/2016 to 12/31/2016           6.575728           6.999542         2,884.2127
--------------------------       ----------         ----------        -----------

CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
11/12/2007 to 12/31/2007          47.139199          48.711948             0.0000
01/01/2008 to 12/31/2008          48.711948          27.618974         1,765.5399
01/01/2009 to 12/31/2009          27.618974          37.022349         4,185.8700
01/01/2010 to 12/31/2010          37.022349          42.839529         5,863.9598
01/01/2011 to 12/31/2011          42.839529          41.213349         8,118.5379
01/01/2012 to 12/31/2012          41.213349          47.359909        10,113.8297
01/01/2013 to 12/31/2013          47.359909          61.369777        11,279.5436
01/01/2014 to 12/31/2014          61.369777          67.803092         9,756.6288
01/01/2015 to 12/31/2015          67.803092          67.368049         8,683.0251
01/01/2016 to 12/31/2016          67.368049          71.830982         8,047.9523
--------------------------       ----------         ----------        -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
11/12/2007 to 12/31/2007         41.174652          41.941655              0.0000
01/01/2008 to 12/31/2008         41.941655          25.026570          1,389.1408
01/01/2009 to 12/31/2009         25.026570          34.558014          5,726.2200
01/01/2010 to 12/31/2010         34.558014          43.902177          9,031.6816
01/01/2011 to 12/31/2011         43.902177          38.671642         14,137.8248
01/01/2012 to 12/31/2012         38.671642          43.772131         19,295.9498
01/01/2013 to 12/31/2013         43.772131          58.763862         21,176.3301
01/01/2014 to 12/31/2014         58.763862          61.565108         19,461.8193
01/01/2015 to 12/31/2015         61.565108          59.839973         17,532.6673
01/01/2016 to 12/31/2016         59.839973          66.175932         16,837.1677
--------------------------       ---------          ---------         -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         47.843524          48.044037              0.0000
01/01/2008 to 12/31/2008         48.044037          33.391454          1,965.7014
01/01/2009 to 12/31/2009         33.391454          44.737374          5,032.5500
01/01/2010 to 12/31/2010         44.737374          49.805901          9,370.8338
01/01/2011 to 12/31/2011         49.805901          50.386413         10,825.6953
01/01/2012 to 12/31/2012         50.386413          56.081086         11,982.8474
01/01/2013 to 12/31/2013         56.081086          63.137393         15,400.0755
01/01/2014 to 12/31/2014         63.137393          65.263843         15,074.1269
01/01/2015 to 12/31/2015         65.263843          59.936306         14,724.7673
01/01/2016 to 12/31/2016         59.936306          67.526200         13,111.3434
--------------------------       ---------          ---------         -----------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         24.662689          24.757843              0.0000
01/01/2008 to 12/31/2008         24.757843          15.384089          2,525.0455
01/01/2009 to 12/31/2009         15.384089          19.160095          4,190.6900
01/01/2010 to 12/31/2010         19.160095          21.051039          8,741.6534
01/01/2011 to 12/31/2011         21.051039          20.583699         10,952.0095
01/01/2012 to 12/31/2012         20.583699          23.233711         11,073.9931
01/01/2013 to 12/31/2013         23.233711          29.444471         16,144.7345
01/01/2014 to 12/31/2014         29.444471          31.165306         15,110.8284
01/01/2015 to 12/31/2015         31.165306          29.273378         15,635.7181
01/01/2016 to 12/31/2016         29.273378          33.568880         15,425.6282
--------------------------       ---------          ---------         -----------

FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007          8.778138           8.779378              0.0000
01/01/2008 to 12/31/2008          8.779378           5.810258          2,178.2421
01/01/2009 to 12/31/2009          5.810258           7.414810          3,696.3500
01/01/2010 to 12/31/2010          7.414810           9.394120         10,513.1131
01/01/2011 to 12/31/2011          9.394120           8.933251         13,785.0273
01/01/2012 to 12/31/2012          8.933251          10.449106         24,802.0440
01/01/2013 to 12/31/2013         10.449106          14.065948         29,714.8117
01/01/2014 to 12/31/2014         14.065948          13.977527         28,214.9516
01/01/2015 to 12/31/2015         13.977527          12.790587         25,777.4734
01/01/2016 to 12/31/2016         12.790587          16.453161         22,407.1218
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         12.988690          12.890683              0.0000
01/01/2008 to 12/31/2008         12.890683          13.527018          2,798.8582
01/01/2009 to 12/31/2009         13.527018          15.862732          8,288.4100
01/01/2010 to 12/31/2010         15.862732          17.938161         26,521.0987
01/01/2011 to 12/31/2011         17.938161          17.570363         34,918.9322
01/01/2012 to 12/31/2012         17.570363          19.975141         45,598.2048
01/01/2013 to 12/31/2013         19.975141          20.058412         55,169.5789
01/01/2014 to 12/31/2014         20.058412          20.182456         54,741.3048
01/01/2015 to 12/31/2015         20.182456          19.083262         54,217.6186
01/01/2016 to 12/31/2016         19.083262          19.409695         53,019.3644
--------------------------       ---------          ---------         -----------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         14.545869          14.953888              0.0000
01/01/2008 to 12/31/2008         14.953888           8.804911          4,961.8038
01/01/2009 to 12/31/2009          8.804911          11.707247          6,432.6500
01/01/2010 to 12/31/2010         11.707247          14.460794          8,261.2173
01/01/2011 to 12/31/2011         14.460794          14.641687         10,380.2758
01/01/2012 to 12/31/2012         14.641687          17.174692         13,512.8896
01/01/2013 to 12/31/2013         17.174692          25.078258         19,778.6100
01/01/2014 to 12/31/2014         25.078258          29.832732         17,934.0017
01/01/2015 to 12/31/2015         29.832732          28.965330         16,084.5204
01/01/2016 to 12/31/2016         28.965330          28.964078         14,621.8514
--------------------------       ---------          ---------         -----------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         34.209888          34.979930              0.0000
01/01/2008 to 12/31/2008         34.979930          24.430479          3,854.6491
01/01/2009 to 12/31/2009         24.430479          29.477640          5,081.3800
01/01/2010 to 12/31/2010         29.477640          32.803617         12,195.3766
01/01/2011 to 12/31/2011         32.803617          33.257162         16,688.6436
01/01/2012 to 12/31/2012         33.257162          38.099154         20,646.7798
01/01/2013 to 12/31/2013         38.099154          48.938516         21,206.3215
01/01/2014 to 12/31/2014         48.938516          53.670449         19,158.2387
01/01/2015 to 12/31/2015         53.670449          53.878672         18,358.8650
01/01/2016 to 12/31/2016         53.878672          58.436545         17,167.7952
--------------------------       ---------          ---------         -----------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
11/12/2007 to 12/31/2007         14.888290          15.203478              0.0000
01/01/2008 to 12/31/2008         15.203478           9.770173          5,655.0697
01/01/2009 to 12/31/2009          9.770173          11.838514          3,353.1400
01/01/2010 to 12/31/2010         11.838514          13.114733          5,371.7300
01/01/2011 to 12/31/2011         13.114733          13.957783          9,825.1961
01/01/2012 to 12/31/2012         13.957783          15.731714         14,304.8667
01/01/2013 to 12/31/2013         15.731714          19.536273         23,922.7756
01/01/2014 to 12/31/2014         19.536273          21.905872         22,340.3504
01/01/2015 to 12/31/2015         21.905872          20.683801         18,681.5445
01/01/2016 to 12/31/2016         20.683801          23.457640         16,973.3444
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         17.071348          17.386997              0.0000
01/01/2008 to 12/31/2008         17.386997          10.185375            146.8755
01/01/2009 to 12/31/2009         10.185375          14.368654          3,703.1900
01/01/2010 to 12/31/2010         14.368654          17.772707          6,281.2025
01/01/2011 to 12/31/2011         17.772707          17.804663          5,862.4855
01/01/2012 to 12/31/2012         17.804663          21.008788          6,881.4385
01/01/2013 to 12/31/2013         21.008788          30.525168          8,857.5121
01/01/2014 to 12/31/2014         30.525168          31.391101          7,043.9619
01/01/2015 to 12/31/2015         31.391101          29.659566          6,263.5639
01/01/2016 to 12/31/2016         29.659566          31.006331          6,592.4002
--------------------------       ---------          ---------          ----------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.696846          17.689347              0.0000
01/01/2011 to 12/31/2011         17.689347          17.683688          5,252.9488
01/01/2012 to 12/31/2012         17.683688          19.759656          4,921.4395
01/01/2013 to 12/31/2013         19.759656          22.517818          6,206.0980
01/01/2014 to 12/31/2014         22.517818          23.341007          2,381.6652
01/01/2015 to 12/31/2015         23.341007          22.789212          2,193.1766
01/01/2016 to 12/31/2016         22.789212          24.190596            950.8336
--------------------------       ---------          ---------          ----------

QS VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT)
11/12/2007 to 12/31/2007         15.847641          15.972536              0.0000
01/01/2008 to 12/31/2008         15.972536           9.876488              0.0000
01/01/2009 to 12/31/2009          9.876488          12.927958              0.0000
01/01/2010 to 12/31/2010         12.927958          14.779103              0.0000
01/01/2011 to 12/31/2011         14.779103          14.265924          1,465.1543
01/01/2012 to 12/31/2012         14.265924          16.334394          1,449.4008
01/01/2013 to 12/31/2013         16.334394          20.416333              0.0000
01/01/2014 to 12/31/2014         20.416333          21.118159              0.0000
01/01/2015 to 12/31/2015         21.118159          20.400162              0.0000
01/01/2016 to 12/31/2016         20.400162          21.869764              0.0000
--------------------------       ---------          ---------          ----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         16.945688          16.807712              0.0000
01/01/2008 to 12/31/2008         16.807712          11.487842          1,499.1350
01/01/2009 to 12/31/2009         11.487842          17.656988          3,083.2700
01/01/2010 to 12/31/2010         17.656988          20.049625          7,228.7415
01/01/2011 to 12/31/2011         20.049625          20.150230          7,944.7583
01/01/2012 to 12/31/2012         20.150230          23.557491         13,119.9606
01/01/2013 to 12/31/2013         23.557491          24.735918         14,552.2526
01/01/2014 to 12/31/2014         24.735918          24.159202         15,007.7452
01/01/2015 to 12/31/2015         24.159202          22.477109         14,180.8028
01/01/2016 to 12/31/2016         22.477109          25.674722         13,544.8764
--------------------------       ---------          ---------         -----------

MET INVESTORS SERIES TRUST
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013          1.165565           1.297652        258,530.3295
01/01/2014 to 12/31/2014          1.297652           1.387102        348,036.2801
01/01/2015 to 12/31/2015          1.387102           1.459525        378,013.2083
01/01/2016 to 12/31/2016          1.459525           1.573337        403,463.0531
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         23.099780          24.882680              0.0000
01/01/2013 to 12/31/2013         24.882680          26.880551          3,061.1634
01/01/2014 to 12/31/2014         26.880551          27.435131          3,306.6419
01/01/2015 to 12/31/2015         27.435131          26.010806          2,656.1122
01/01/2016 to 12/31/2016         26.010806          29.292989          1,525.9280
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         18.058364          19.218490         21,870.1153
01/01/2015 to 12/31/2015         19.218490          18.723118         20,278.1863
01/01/2016 to 12/31/2016         18.723118          18.661437         19,212.0557
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
11/12/2007 to 12/31/2007         10.011762           9.642419              0.0000
01/01/2008 to 12/31/2008          9.642419           5.266371              0.0000
01/01/2009 to 12/31/2009          5.266371           6.821769              0.0000
01/01/2010 to 12/31/2010          6.821769           7.902429          3,267.9112
01/01/2011 to 12/31/2011          7.902429           7.283043          5,751.2384
01/01/2012 to 12/31/2012          7.283043           9.199506          6,665.0123
01/01/2013 to 12/31/2013          9.199506           9.311347          7,856.3227
01/01/2014 to 04/25/2014          9.311347           9.799176              0.0000
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
11/12/2007 to 12/31/2007         50.977237          47.673421              0.0000
01/01/2008 to 12/31/2008         47.673421          29.252442          1,590.0088
01/01/2009 to 12/31/2009         29.252442          37.098625          4,867.4500
01/01/2010 to 12/31/2010         37.098625          47.639572          4,956.6884
01/01/2011 to 12/31/2011         47.639572          49.859092          5,371.3610
01/01/2012 to 12/31/2012         49.859092          57.062364          5,141.2002
01/01/2013 to 12/31/2013         57.062364          57.539670          5,985.9605
01/01/2014 to 04/25/2014         57.539670          64.205905              0.0000
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.177639           6.514475         15,938.4765
01/01/2012 to 12/31/2012          6.514475           7.627603         12,929.1050
01/01/2013 to 12/31/2013          7.627603          10.973469          9,911.5607
01/01/2014 to 12/31/2014         10.973469          12.891051          7,752.4985
01/01/2015 to 12/31/2015         12.891051          12.223163          6,779.1563
01/01/2016 to 12/31/2016         12.223163          12.401104          5,758.1289
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007         10.472997          10.406406              0.0000
01/01/2008 to 12/31/2008         10.406406           4.666348         11,129.7065
01/01/2009 to 12/31/2009          4.666348           6.361370         15,598.4100
01/01/2010 to 12/31/2010          6.361370           6.746552         19,118.2103
01/01/2011 to 04/29/2011          6.746552           7.178347              0.0000
--------------------------       ---------          ---------         -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.997479          21.986016            656.5705
01/01/2013 to 12/31/2013         21.986016          28.347318          2,367.4188
01/01/2014 to 12/31/2014         28.347318          26.387477          1,478.8120
01/01/2015 to 12/31/2015         26.387477          24.893743          1,516.6654
01/01/2016 to 12/31/2016         24.893743          26.608254          2,306.8710
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.336205           9.178386          2,044.6300
01/01/2010 to 12/31/2010          9.178386          10.418098         12,366.6852
01/01/2011 to 12/31/2011         10.418098          10.143439         24,655.5382
01/01/2012 to 12/31/2012         10.143439          11.878015         26,185.6367
01/01/2013 to 12/31/2013         11.878015          15.890169         17,890.7179
01/01/2014 to 12/31/2014         15.890169          17.162721         87,342.4533
01/01/2015 to 12/31/2015         17.162721          15.945443         79,832.2919
01/01/2016 to 12/31/2016         15.945443          18.480581         76,792.1415
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
11/12/2007 to 12/31/2007         26.327906          26.572256              0.0000
01/01/2008 to 12/31/2008         26.572256          17.797667          7,846.8832
01/01/2009 to 12/31/2009         17.797667          21.825068         14,416.4800
01/01/2010 to 12/31/2010         21.825068          24.194032         22,491.0893
01/01/2011 to 12/31/2011         24.194032          23.365373         30,765.5484
01/01/2012 to 12/31/2012         23.365373          26.397512         33,949.8302
01/01/2013 to 12/31/2013         26.397512          34.890279         37,316.7594
01/01/2014 to 04/25/2014         34.890279          35.129600              0.0000
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
11/12/2007 to 12/31/2007         15.781674          15.665413              0.0000
01/01/2008 to 12/31/2008         15.665413           9.936510            325.0254
01/01/2009 to 05/01/2009          9.936510           9.649832              0.0000
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         36.485759          39.592340          1,746.2053
01/01/2015 to 12/31/2015         39.592340          35.606976          1,925.6971
01/01/2016 to 12/31/2016         35.606976          40.636998          2,368.9810
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
 V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP VALUE SUB-
 ACCOUNT CLASS II))
11/12/2007 to 12/31/2007         10.922186          11.020349              0.0000
01/01/2008 to 12/31/2008         11.020349           6.378353          1,091.7855
01/01/2009 to 12/31/2009          6.378353           8.770242          2,125.6800
01/01/2010 to 12/31/2010          8.770242          10.587872          2,890.5626
01/01/2011 to 12/31/2011         10.587872          10.548304          5,537.1780
01/01/2012 to 12/31/2012         10.548304          12.201449          4,451.8218
01/01/2013 to 12/31/2013         12.201449          16.146824          5,635.7231
01/01/2014 to 04/25/2014         16.146824          16.151071              0.0000
--------------------------       ---------          ---------         -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         16.214717          16.232859              0.0000
01/01/2008 to 12/31/2008         16.232859           9.827109              0.0000
01/01/2009 to 12/31/2009          9.827109          12.993774            369.5600
01/01/2010 to 12/31/2010         12.993774          16.200466            361.5101
01/01/2011 to 12/31/2011         16.200466          15.834574          1,031.8071
01/01/2012 to 12/31/2012         15.834574          18.496914            988.6825
01/01/2013 to 12/31/2013         18.496914          25.619026          2,331.8479
01/01/2014 to 12/31/2014         25.619026          27.315965          3,761.6880
01/01/2015 to 12/31/2015         27.315965          26.528692          3,279.1766
01/01/2016 to 12/31/2016         26.528692          29.209527          3,240.7319
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.396129          14.806609              0.0000
01/01/2013 to 12/31/2013         14.806609          17.135847              0.0000
01/01/2014 to 12/31/2014         17.135847          17.518494              0.0000
01/01/2015 to 12/31/2015         17.518494          17.522051              0.0000
01/01/2016 to 12/31/2016         17.522051          18.140112              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007         13.760042          14.163133              0.0000
01/01/2008 to 12/31/2008         14.163133           6.222852          1,570.5742
01/01/2009 to 12/31/2009          6.222852          10.387928          3,605.7200
01/01/2010 to 12/31/2010         10.387928          12.692191         14,427.3732
01/01/2011 to 12/31/2011         12.692191          10.195390         18,176.1638
01/01/2012 to 12/31/2012         10.195390          11.976605         24,183.4279
01/01/2013 to 12/31/2013         11.976605          11.244299         33,260.0969
01/01/2014 to 12/31/2014         11.244299          10.385687         33,705.1742
01/01/2015 to 12/31/2015         10.385687           8.844353         33,449.5386
01/01/2016 to 12/31/2016          8.844353           9.743998         30,087.7405
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         17.771052          18.160911              0.0000
01/01/2008 to 12/31/2008         18.160911          10.341809            514.9423
01/01/2009 to 12/31/2009         10.341809          13.444018          1,650.9100
01/01/2010 to 12/31/2010         13.444018          14.798683          4,676.7318
01/01/2011 to 12/31/2011         14.798683          13.055834          5,869.0186
01/01/2012 to 12/31/2012         13.055834          15.054520          6,213.0378
01/01/2013 to 12/31/2013         15.054520          17.739484          5,414.8647
01/01/2014 to 12/31/2014         17.739484          16.309789          4,331.7279
01/01/2015 to 12/31/2015         16.309789          15.829397          4,364.1220
01/01/2016 to 12/31/2016         15.829397          15.503675          4,329.7731
--------------------------       ---------          ---------         -----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         12.809536          13.271475              0.0000
01/01/2008 to 12/31/2008         13.271475           6.982218            216.8011
01/01/2009 to 12/31/2009          6.982218          10.850101            947.8200
01/01/2010 to 12/31/2010         10.850101          14.160673          4,659.9882
01/01/2011 to 12/31/2011         14.160673          13.023568         11,018.4739
01/01/2012 to 12/31/2012         13.023568          14.061774         21,873.9425
01/01/2013 to 12/31/2013         14.061774          19.316059         29,321.4602
01/01/2014 to 12/31/2014         19.316059          19.279224         29,228.9504
01/01/2015 to 12/31/2015         19.279224          18.092480         30,146.2974
01/01/2016 to 12/31/2016         18.092480          16.364257         30,655.7962
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         20.548831          20.669781              0.0000
01/01/2008 to 12/31/2008         20.669781          12.139539              0.0000
01/01/2009 to 12/31/2009         12.139539          16.768736            218.7200
01/01/2010 to 12/31/2010         16.768736          19.207721              0.0000
01/01/2011 to 12/31/2011         19.207721          17.383811              0.0000
01/01/2012 to 12/31/2012         17.383811          20.812377              0.0000
01/01/2013 to 12/31/2013         20.812377          26.139780          5,811.1863
01/01/2014 to 12/31/2014         26.139780          26.381299          4,157.9206
01/01/2015 to 12/31/2015         26.381299          27.092499          3,952.0754
01/01/2016 to 12/31/2016         27.092499          26.831178          3,956.4107
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
11/12/2007 to 12/31/2007         18.933362          19.100791              0.0000
01/01/2008 to 12/31/2008         19.100791          10.884745            295.3712
01/01/2009 to 12/31/2009         10.884745          14.100029          1,013.9300
01/01/2010 to 12/31/2010         14.100029          14.962083          1,098.0854
01/01/2011 to 04/29/2011         14.962083          16.704035              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          8.747084           9.169741          1,334.1025
01/01/2011 to 12/31/2011          9.169741           8.435684         10,921.2608
01/01/2012 to 12/31/2012          8.435684          10.186049         10,855.3881
01/01/2013 to 04/26/2013         10.186049          10.835724              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         46.573007          50.946987          3,019.1558
01/01/2015 to 12/31/2015         50.946987          48.584740          2,550.0413
01/01/2016 to 12/31/2016         48.584740          55.714044          2,277.8609
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
11/12/2007 to 12/31/2007         35.574376          36.414726              0.0000
01/01/2008 to 12/31/2008         36.414726          22.818790            629.4290
01/01/2009 to 12/31/2009         22.818790          29.165956          1,028.1100
01/01/2010 to 12/31/2010         29.165956          33.603333          1,895.0997
01/01/2011 to 12/31/2011         33.603333          31.146016          3,346.5664
01/01/2012 to 12/31/2012         31.146016          35.381938          5,127.4711
01/01/2013 to 12/31/2013         35.381938          46.205121          4,576.6239
01/01/2014 to 04/25/2014         46.205121          46.504601              0.0000
--------------------------       ---------          ---------         -----------

METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         59.717307          62.177916            254.5220
01/01/2013 to 12/31/2013         62.177916          60.817176            794.6840
01/01/2014 to 12/31/2014         60.817176          64.183870            814.2336
01/01/2015 to 12/31/2015         64.183870          63.634379            777.4747
01/01/2016 to 12/31/2016         63.634379          64.676988          1,189.7797
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         22.721978          28.691175            686.9700
01/01/2010 to 12/31/2010         28.691175          33.967895            691.3766
01/01/2011 to 12/31/2011         33.967895          30.560882            667.6636
01/01/2012 to 12/31/2012         30.560882          34.534225            667.1468
01/01/2013 to 12/31/2013         34.534225          45.798813            671.9099
01/01/2014 to 12/31/2014         45.798813          49.279013            660.5958
01/01/2015 to 12/31/2015         49.279013          51.748544            583.9152
01/01/2016 to 12/31/2016         51.748544          51.174867            576.8750
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
11/12/2007 to 12/31/2007         16.135184          16.703763              0.0000
01/01/2008 to 12/31/2008         16.703763           9.466289          1,531.8987
01/01/2009 to 05/01/2009          9.466289           9.009245              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013         10.457140          10.408777              0.0000
01/01/2014 to 12/31/2014         10.408777          10.284617          4,352.8147
01/01/2015 to 12/31/2015         10.284617          10.161937         20,668.2603
01/01/2016 to 12/31/2016         10.161937          10.051981         27,985.0735
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS E) AND BEFORE THAT
 LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
MARKET SUB-ACCOUNT))
11/12/2007 to 12/31/2007         14.054923          14.119530              0.0000
01/01/2008 to 12/31/2008         14.119530          14.313968          9,416.6595
01/01/2009 to 12/31/2009         14.313968          14.174867         11,730.1300
01/01/2010 to 04/30/2010         14.174867          14.119821              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         14.118428          14.006551         27,424.6691
01/01/2011 to 12/31/2011         14.006551          13.839933         76,909.3008
01/01/2012 to 12/31/2012         13.839933          13.673945         81,567.3285
01/01/2013 to 12/31/2013         13.673945          13.510837         64,959.8361
01/01/2014 to 12/31/2014         13.510837          13.349674         43,029.2056
01/01/2015 to 12/31/2015         13.349674          13.190433         34,554.7906
01/01/2016 to 12/31/2016         13.190433          13.059236         30,264.9223
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          6.138050           5.925492          7,082.2479
01/01/2013 to 12/31/2013          5.925492           8.005424          6,070.0173
01/01/2014 to 12/31/2014          8.005424           8.601525          5,177.7589
01/01/2015 to 12/31/2015          8.601525           9.394673          4,330.2436
01/01/2016 to 12/31/2016          9.394673           9.270562          4,296.8224
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007         10.108519          10.463654              0.0000
01/01/2008 to 12/31/2008         10.463654           5.588992          3,816.2229
01/01/2009 to 12/31/2009          5.588992           7.935719          5,275.4800
01/01/2010 to 12/31/2010          7.935719           8.577900          6,942.3746
01/01/2011 to 12/31/2011          8.577900           8.358762          6,497.5938
01/01/2012 to 04/27/2012          8.358762           9.409700              0.0000
--------------------------       ---------          ---------         -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         56.888168          58.084758         15,554.7851
--------------------------       ---------          ---------         -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
11/12/2007 to 12/31/2007         20.695264          20.964736              0.0000
01/01/2008 to 12/31/2008         20.964736          13.912190          1,745.1838
01/01/2009 to 12/31/2009         13.912190          17.029550          8,147.0200
01/01/2010 to 12/31/2010         17.029550          19.556118         14,837.3247
01/01/2011 to 12/31/2011         19.556118          18.444599         27,303.3434
01/01/2012 to 12/31/2012         18.444599          20.153443         35,036.2132
01/01/2013 to 12/31/2013         20.153443          26.499606         39,227.1821
01/01/2014 to 12/31/2014         26.499606          29.104935         34,747.9066
01/01/2015 to 12/31/2015         29.104935          28.775949         31,966.7570
01/01/2016 to 04/29/2016         28.775949          28.984158              0.0000
--------------------------       ---------          ---------         -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         53.980238          55.016385            699.1751
--------------------------       ---------          ---------         -----------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
08/12/2013 to 12/31/2013         12.260823          13.407183            899.4974
01/01/2014 to 12/31/2014         13.407183          14.695391          2,023.9497
01/01/2015 to 12/31/2015         14.695391          14.483716          2,877.2114
01/01/2016 to 04/29/2016         14.483716          14.583758              0.0000
--------------------------       ---------          ---------         -----------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         32.958764          34.264323         78,694.4910
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
11/12/2007 to 12/31/2007         20.283438          20.352363              0.0000
01/01/2008 to 12/31/2008         20.352363          17.948911         14,482.2553
01/01/2009 to 12/31/2009         17.948911          23.602904         30,392.1600
01/01/2010 to 12/31/2010         23.602904          26.160940         47,680.6098
01/01/2011 to 12/31/2011         26.160940          26.787678         71,462.3639
01/01/2012 to 12/31/2012         26.787678          29.543252         88,655.9074
01/01/2013 to 12/31/2013         29.543252          29.641773        111,373.2257
01/01/2014 to 12/31/2014         29.641773          30.630669        101,805.3859
01/01/2015 to 12/31/2015         30.630669          29.873175         93,662.4090
01/01/2016 to 04/29/2016         29.873175          30.661511              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         31.310209          32.518608          5,159.9455
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013          2.791625           2.822659         12,299.2707
01/01/2014 to 12/31/2014          2.822659           2.911619         41,734.0051
01/01/2015 to 12/31/2015          2.911619           2.831437         59,277.6612
01/01/2016 to 04/29/2016          2.831437           2.903006              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         16.941479          17.037581              0.0000
01/01/2008 to 12/31/2008         17.037581          16.744234         15,709.1313
01/01/2009 to 12/31/2009         16.744234          17.219574         20,857.8400
01/01/2010 to 12/31/2010         17.219574          17.948713         38,172.4613
01/01/2011 to 12/31/2011         17.948713          18.669035         67,555.8549
01/01/2012 to 12/31/2012         18.669035          19.007347         80,388.4889
01/01/2013 to 12/31/2013         19.007347          18.610609         88,289.8217
01/01/2014 to 12/31/2014         18.610609          18.857542         74,776.0543
01/01/2015 to 12/31/2015         18.857542          18.689816         68,884.4429
01/01/2016 to 12/31/2016         18.689816          18.655480         60,566.2915
--------------------------       ---------          ---------        ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
11/12/2007 to 12/31/2007         17.217120          17.179818              0.0000
01/01/2008 to 12/31/2008         17.179818          10.523254          4,979.7237
01/01/2009 to 12/31/2009         10.523254          14.232718         10,664.9600
01/01/2010 to 12/31/2010         14.232718          17.305474         13,264.0654
01/01/2011 to 12/31/2011         17.305474          16.691997         13,792.2238
01/01/2012 to 12/31/2012         16.691997          19.406033         14,489.2944
01/01/2013 to 12/31/2013         19.406033          26.963994         13,304.2928
01/01/2014 to 12/31/2014         26.963994          29.747420         12,320.3402
01/01/2015 to 12/31/2015         29.747420          27.601462         11,403.5302
01/01/2016 to 12/31/2016         27.601462          32.091780         10,814.3786
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
11/12/2007 to 12/31/2007      34.456398          34.382894                 0.0000
01/01/2008 to 12/31/2008      34.382894          22.503089               767.2016
01/01/2009 to 12/31/2009      22.503089          27.851722             2,344.6100
01/01/2010 to 12/31/2010      27.851722          32.443757             3,392.9322
01/01/2011 to 12/31/2011      32.443757          30.185041             3,677.1059
01/01/2012 to 12/31/2012      30.185041          33.051784             4,163.4526
01/01/2013 to 12/31/2013      33.051784          43.353917             3,940.6036
01/01/2014 to 12/31/2014      43.353917          49.176247             3,626.9915
01/01/2015 to 12/31/2015      49.176247          45.502429             4,000.5650
01/01/2016 to 12/31/2016      45.502429          52.256729             4,130.9329

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
11/12/2007 to 12/31/2007      15.350556          15.408422                 0.0000
01/01/2008 to 12/31/2008      15.408422          11.765224            17,091.5532
01/01/2009 to 12/31/2009      11.765224          14.232019            24,655.5700
01/01/2010 to 12/31/2010      14.232019          15.746345            35,173.2531
01/01/2011 to 12/31/2011      15.746345          15.349010            49,771.0222
01/01/2012 to 12/31/2012      15.349010          17.035085            54,047.8200
01/01/2013 to 12/31/2013      17.035085          21.010170            76,566.1062
01/01/2014 to 12/31/2014      21.010170          22.568279            69,915.9472
01/01/2015 to 12/31/2015      22.568279          21.711726            72,530.9932
01/01/2016 to 12/31/2016      21.711726          24.623069            68,526.4886
--------------------------    ---------          ---------            -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
11/12/2007 to 12/31/2007      30.234728          30.376438                 0.0000
01/01/2008 to 12/31/2008      30.376438          17.839977             8,525.3823
01/01/2009 to 12/31/2009      17.839977          23.769343            12,763.9600
01/01/2010 to 12/31/2010      23.769343          26.433963            29,231.1348
01/01/2011 to 12/31/2011      26.433963          24.280838            38,810.6885
01/01/2012 to 12/31/2012      24.280838          27.635439            48,803.4167
01/01/2013 to 12/31/2013      27.635439          32.400649            53,358.6527
01/01/2014 to 12/31/2014      32.400649          32.026904            50,728.1791
01/01/2015 to 12/31/2015      32.026904          30.801685            46,325.8184
01/01/2016 to 12/31/2016      30.801685          30.207144            43,661.7293
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007      16.153952          16.111222                 0.0000
01/01/2008 to 12/31/2008      16.111222          14.423185            12,874.8444
01/01/2009 to 12/31/2009      14.423185          16.039597            20,211.8500
01/01/2010 to 12/31/2010      16.039597          16.861215            35,056.7521
01/01/2011 to 12/31/2011      16.861215          17.668682            49,953.0161
01/01/2012 to 12/31/2012      17.668682          18.385651            52,296.4085
01/01/2013 to 12/31/2013      18.385651          17.765371            52,271.7233
01/01/2014 to 12/31/2014      17.765371          18.470712            50,614.1551
01/01/2015 to 12/31/2015      18.470712          18.291293            41,860.9544
01/01/2016 to 12/31/2016      18.291293          18.595932            36,572.1101
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007      29.261795          29.800598                 0.0000
01/01/2008 to 12/31/2008      29.800598          18.131378             3,759.5333
01/01/2009 to 12/31/2009      18.131378          25.481151            10,428.1000
01/01/2010 to 12/31/2010      25.481151          28.120620            17,609.9230
01/01/2011 to 12/31/2011      28.120620          25.304151            23,244.4268
01/01/2012 to 12/31/2012      25.304151          30.626271            23,093.6485
01/01/2013 to 12/31/2013      30.626271          39.071008            22,881.9227
01/01/2014 to 12/31/2014      39.071008          39.478221            19,722.7338
01/01/2015 to 12/31/2015      39.478221          41.692375            17,336.0078
01/01/2016 to 12/31/2016      41.692375          41.430175            15,918.6165
--------------------------    ---------          ---------            -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007          36.953758          35.854686             0.0000
01/01/2008 to 12/31/2008          35.854686          16.456813         1,741.1973
01/01/2009 to 12/31/2009          16.456813          26.214610         1,890.0000
01/01/2010 to 12/31/2010          26.214610          31.692032         5,355.0670
01/01/2011 to 12/31/2011          31.692032          25.306955        10,917.5963
01/01/2012 to 12/31/2012          25.306955          29.533899        12,699.2019
01/01/2013 to 12/31/2013          29.533899          37.415278        10,366.9301
01/01/2014 to 12/31/2014          37.415278          37.734846         7,545.0570
01/01/2015 to 12/31/2015          37.734846          37.365142         6,890.1825
01/01/2016 to 12/31/2016          37.365142          37.675294         7,029.5189
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         181.904855         183.063067             0.0000
01/01/2008 to 12/31/2008         183.063067         101.288942         3,181.0604
01/01/2009 to 12/31/2009         101.288942         139.454824         4,960.1900
01/01/2010 to 12/31/2010         139.454824         163.451454         9,551.0225
01/01/2011 to 12/31/2011         163.451454         154.521164        12,219.6208
01/01/2012 to 12/31/2012         154.521164         179.892442        13,629.6928
01/01/2013 to 12/31/2013         179.892442         231.137497        13,845.4365
01/01/2014 to 12/31/2014         231.137497         247.689551        12,413.5960
01/01/2015 to 12/31/2015         247.689551         261.388538        10,519.8348
01/01/2016 to 12/31/2016         261.388538         282.633492         9,262.2320
--------------------------       ----------         ----------        -----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         123.653599         124.418214             0.0000
01/01/2008 to 12/31/2008         124.418214          76.363335           496.6370
01/01/2009 to 12/31/2009          76.363335          98.975235         1,825.1300
01/01/2010 to 12/31/2010          98.975235         108.915613         4,830.4769
01/01/2011 to 12/31/2011         108.915613         105.597017         6,955.4699
01/01/2012 to 12/31/2012         105.597017         122.509055         8,057.7512
01/01/2013 to 12/31/2013         122.509055         161.518793         7,156.4953
01/01/2014 to 12/31/2014         161.518793         176.475895         6,033.8005
01/01/2015 to 12/31/2015         176.475895         176.819033         5,447.2662
01/01/2016 to 12/31/2016         176.819033         194.741103         5,053.1050
--------------------------       ----------         ----------        -----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013           5.393267           5.950633         1,944.4950
01/01/2014 to 12/31/2014           5.950633           6.561617         6,814.3225
01/01/2015 to 12/31/2015           6.561617           6.507027        14,913.7400
01/01/2016 to 12/31/2016           6.507027           6.922950        15,313.3688
--------------------------       ----------         ----------        -----------

CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
11/12/2007 to 12/31/2007          46.836771          48.396178             0.0000
01/01/2008 to 12/31/2008          48.396178          27.426138         4,111.7078
01/01/2009 to 12/31/2009          27.426138          36.745478         5,288.2100
01/01/2010 to 12/31/2010          36.745478          42.497923        12,638.7963
01/01/2011 to 12/31/2011          42.497923          40.864309        14,166.7570
01/01/2012 to 12/31/2012          40.864309          46.935222        17,850.9738
01/01/2013 to 12/31/2013          46.935222          60.789078        20,281.5767
01/01/2014 to 12/31/2014          60.789078          67.127946        18,742.4803
01/01/2015 to 12/31/2015          67.127946          66.663885        17,081.0693
01/01/2016 to 12/31/2016          66.663885          71.044637        15,025.6155
--------------------------       ----------         ----------        -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
11/12/2007 to 12/31/2007         40.992308          41.753107              0.0000
01/01/2008 to 12/31/2008         41.753107          24.901542          5,256.1483
01/01/2009 to 12/31/2009         24.901542          34.368186          8,627.1900
01/01/2010 to 12/31/2010         34.368186          43.639225         20,683.7976
01/01/2011 to 12/31/2011         43.639225          38.420825         29,946.8840
01/01/2012 to 12/31/2012         38.420825          43.466381         35,894.0947
01/01/2013 to 12/31/2013         43.466381          58.324247         38,909.4746
01/01/2014 to 12/31/2014         58.324247          61.073982         34,732.6237
01/01/2015 to 12/31/2015         61.073982          59.332923         31,166.9225
01/01/2016 to 12/31/2016         59.332923          65.582395         28,885.7732
--------------------------       ---------          ---------         -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         47.396333          47.591776              0.0000
01/01/2008 to 12/31/2008         47.591776          33.060519          4,476.8833
01/01/2009 to 12/31/2009         33.060519          44.271867          4,517.6800
01/01/2010 to 12/31/2010         44.271867          49.263034         12,171.7080
01/01/2011 to 12/31/2011         49.263034          49.812361         19,862.6395
01/01/2012 to 12/31/2012         49.812361          55.414297         22,103.5699
01/01/2013 to 12/31/2013         55.414297          62.355529         23,357.6542
01/01/2014 to 12/31/2014         62.355529          64.423420         21,126.8343
01/01/2015 to 12/31/2015         64.423420          59.134895         20,740.2110
01/01/2016 to 12/31/2016         59.134895          66.590013         17,383.8306
--------------------------       ---------          ---------         -----------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         24.527234          24.620211              0.0000
01/01/2008 to 12/31/2008         24.620211          15.290879         11,134.7294
01/01/2009 to 12/31/2009         15.290879          19.034488         12,335.6800
01/01/2010 to 12/31/2010         19.034488          20.902590         12,787.6273
01/01/2011 to 12/31/2011         20.902590          20.428346         13,320.7304
01/01/2012 to 12/31/2012         20.428346          23.046772         14,667.4197
01/01/2013 to 12/31/2013         23.046772          29.192970         13,485.1921
01/01/2014 to 12/31/2014         29.192970          30.883658         13,308.1479
01/01/2015 to 12/31/2015         30.883658          28.994319         13,166.0928
01/01/2016 to 12/31/2016         28.994319          33.232255         12,583.8875
--------------------------       ---------          ---------         -----------

FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007          8.776032           8.776681              0.0000
01/01/2008 to 12/31/2008          8.776681           5.805553              0.0000
01/01/2009 to 12/31/2009          5.805553           7.405099            610.1200
01/01/2010 to 12/31/2010          7.405099           9.377133          5,076.5022
01/01/2011 to 12/31/2011          9.377133           8.912646         12,326.1074
01/01/2012 to 12/31/2012          8.912646          10.419768         21,412.8935
01/01/2013 to 12/31/2013         10.419768          14.019448         30,267.1496
01/01/2014 to 12/31/2014         14.019448          13.924351         30,040.5710
01/01/2015 to 12/31/2015         13.924351          12.735553         30,872.3170
01/01/2016 to 12/31/2016         12.735553          16.374184         29,621.2106
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         12.931312          12.832877              0.0000
01/01/2008 to 12/31/2008         12.832877          13.459608          2,303.4761
01/01/2009 to 12/31/2009         13.459608          15.775794         30,564.0100
01/01/2010 to 12/31/2010         15.775794          17.830937         47,087.7673
01/01/2011 to 12/31/2011         17.830937          17.456627         69,039.3216
01/01/2012 to 12/31/2012         17.456627          19.835866         87,590.7911
01/01/2013 to 12/31/2013         19.835866          19.908600        105,935.2705
01/01/2014 to 12/31/2014         19.908600          20.021700         93,050.7261
01/01/2015 to 12/31/2015         20.021700          18.921793         86,473.7447
01/01/2016 to 12/31/2016         18.921793          19.235843         77,778.7292
--------------------------       ---------          ---------        ------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         14.487517          14.892899              0.0000
01/01/2008 to 12/31/2008         14.892899           8.764591          8,214.9217
01/01/2009 to 12/31/2009          8.764591          11.647810         25,221.6000
01/01/2010 to 12/31/2010         11.647810          14.380193         30,289.5067
01/01/2011 to 12/31/2011         14.380193          14.552813         35,535.9278
01/01/2012 to 12/31/2012         14.552813          17.061865         36,174.1408
01/01/2013 to 12/31/2013         17.061865          24.901068         50,033.6054
01/01/2014 to 12/31/2014         24.901068          29.607147         44,562.7873
01/01/2015 to 12/31/2015         29.607147          28.731926         47,061.2065
01/01/2016 to 12/31/2016         28.731926          28.716318         44,166.5929
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         33.936492          34.698048              0.0000
01/01/2008 to 12/31/2008         34.698048          24.221434          4,235.2735
01/01/2009 to 12/31/2009         24.221434          29.210797         22,561.1100
01/01/2010 to 12/31/2010         29.210797          32.490430         37,055.9249
01/01/2011 to 12/31/2011         32.490430          32.923214         49,005.6314
01/01/2012 to 12/31/2012         32.923214          37.697638         52,027.2040
01/01/2013 to 12/31/2013         37.697638          48.398576         65,600.2361
01/01/2014 to 12/31/2014         48.398576          53.051770         60,448.1807
01/01/2015 to 12/31/2015         53.051770          53.230967         56,726.8865
01/01/2016 to 12/31/2016         53.230967          57.705193         48,292.0527
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
11/12/2007 to 12/31/2007         14.850248          15.163612              0.0000
01/01/2008 to 12/31/2008         15.163612           9.739658          7,981.7415
01/01/2009 to 12/31/2009          9.739658          11.795641         23,230.1100
01/01/2010 to 12/31/2010         11.795641          13.060712         38,554.1431
01/01/2011 to 12/31/2011         13.060712          13.893358         65,206.8943
01/01/2012 to 12/31/2012         13.893358          15.651233         64,573.4725
01/01/2013 to 12/31/2013         15.651233          19.426618         86,351.6125
01/01/2014 to 12/31/2014         19.426618          21.772028         79,245.6797
01/01/2015 to 12/31/2015         21.772028          20.547145         80,053.8415
01/01/2016 to 12/31/2016         20.547145          23.291013         66,902.0886
--------------------------       ---------          ---------        ------------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         17.002869          17.316087              0.0000
01/01/2008 to 12/31/2008         17.316087          10.138735          4,061.1227
01/01/2009 to 12/31/2009         10.138735          14.295706         13,714.8600
01/01/2010 to 12/31/2010         14.295706          17.673648         14,173.4943
01/01/2011 to 12/31/2011         17.673648          17.696590         18,622.9363
01/01/2012 to 12/31/2012         17.696590          20.870774         21,153.0036
01/01/2013 to 12/31/2013         20.870774          30.309497         29,942.5966
01/01/2014 to 12/31/2014         30.309497          31.153725         18,022.4958
01/01/2015 to 12/31/2015         31.153725          29.420562         17,249.5364
01/01/2016 to 12/31/2016         29.420562          30.741098         15,444.8442
--------------------------       ---------          ---------         -----------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.586621          17.566747              0.0000
01/01/2011 to 12/31/2011         17.566747          17.552368              0.0000
01/01/2012 to 12/31/2012         17.552368          19.603066          2,650.1901
01/01/2013 to 12/31/2013         19.603066          22.328206          5,329.1760
01/01/2014 to 12/31/2014         22.328206          23.132892          5,463.9951
01/01/2015 to 12/31/2015         23.132892          22.574722          5,475.5022
01/01/2016 to 12/31/2016         22.574722          23.950940          5,391.6874
--------------------------       ---------          ---------         -----------

QS VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT)
11/12/2007 to 12/31/2007         15.762498          15.885655              0.0000
01/01/2008 to 12/31/2008         15.885655           9.817829              0.0000
01/01/2009 to 12/31/2009          9.817829          12.844752              0.0000
01/01/2010 to 12/31/2010         12.844752          14.676649              0.0000
01/01/2011 to 12/31/2011         14.676649          14.159959              0.0000
01/01/2012 to 12/31/2012         14.159959          16.204918          3,526.3743
01/01/2013 to 12/31/2013         16.204918          20.244383          4,384.8521
01/01/2014 to 12/31/2014         20.244383          20.929828          6,678.7079
01/01/2015 to 12/31/2015         20.929828          20.208122          6,459.3921
01/01/2016 to 12/31/2016         20.208122          21.653062          6,235.2060
--------------------------       ---------          ---------         -----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         16.865061          16.726619          3,594.5497
01/01/2008 to 12/31/2008         16.726619          11.426676         17,448.2393
01/01/2009 to 12/31/2009         11.426676          17.554209         10,674.0700
01/01/2010 to 12/31/2010         17.554209          19.922959         15,229.7339
01/01/2011 to 12/31/2011         19.922959          20.012944         25,627.7613
01/01/2012 to 12/31/2012         20.012944          23.385237         36,469.5686
01/01/2013 to 12/31/2013         23.385237          24.542772         41,169.6111
01/01/2014 to 12/31/2014         24.542772          23.958574         40,498.9170
01/01/2015 to 12/31/2015         23.958574          22.279300         41,544.9883
01/01/2016 to 12/31/2016         22.279300          25.436055         36,276.7479
--------------------------       ---------          ---------         -----------

MET INVESTORS SERIES TRUST
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013          1.162477           1.293964          1,473.8248
01/01/2014 to 12/31/2014          1.293964           1.382468         61,608.6590
01/01/2015 to 12/31/2015          1.382468           1.453922        119,196.7776
01/01/2016 to 12/31/2016          1.453922           1.566514        103,796.2044
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         22.919437          24.680137          2,313.4765
01/01/2013 to 12/31/2013         24.680137          26.648419          5,074.2633
01/01/2014 to 12/31/2014         26.648419          27.184614          5,434.4230
01/01/2015 to 12/31/2015         27.184614          25.760405          6,356.6748
01/01/2016 to 12/31/2016         25.760405          28.996495          7,906.6021
--------------------------       ---------          ---------        ------------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.968279          19.116151         37,185.0704
01/01/2015 to 12/31/2015         19.116151          18.614103         33,522.9387
01/01/2016 to 12/31/2016         18.614103          18.543513         30,069.6165
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
11/12/2007 to 12/31/2007         10.006990           9.637173              0.0000
01/01/2008 to 12/31/2008          9.637173           5.260858              0.0000
01/01/2009 to 12/31/2009          5.260858           6.811219            948.2600
01/01/2010 to 12/31/2010          6.811219           7.886269          8,712.2311
01/01/2011 to 12/31/2011          7.886269           7.264522         14,268.2249
01/01/2012 to 12/31/2012          7.264522           9.171502         17,871.9347
01/01/2013 to 12/31/2013          9.171502           9.278361         19,873.4223
01/01/2014 to 04/25/2014          9.278361           9.762924              0.0000
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
11/12/2007 to 12/31/2007         50.663004          47.376362              0.0000
01/01/2008 to 12/31/2008         47.376362          29.055513          4,005.3883
01/01/2009 to 12/31/2009         29.055513          36.830427          4,325.4100
01/01/2010 to 12/31/2010         36.830427          47.271572          4,788.0290
01/01/2011 to 12/31/2011         47.271572          49.449274          6,978.5847
01/01/2012 to 12/31/2012         49.449274          56.564910          7,493.9429
01/01/2013 to 12/31/2013         56.564910          57.009534          9,454.0448
01/01/2014 to 04/25/2014         57.009534          63.604340              0.0000
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.157893           6.494396         27,496.9597
01/01/2012 to 12/31/2012          6.494396           7.600271         25,342.7137
01/01/2013 to 12/31/2013          7.600271          10.928689         17,454.7563
01/01/2014 to 12/31/2014         10.928689          12.832029         15,807.1433
01/01/2015 to 12/31/2015         12.832029          12.161112          9,523.0140
01/01/2016 to 12/31/2016         12.161112          12.331981         10,230.5389
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007         10.462354          10.395132              0.0000
01/01/2008 to 12/31/2008         10.395132           4.658944         13,228.7555
01/01/2009 to 12/31/2009          4.658944           6.348101         21,188.1400
01/01/2010 to 12/31/2010          6.348101           6.729108         23,016.1355
01/01/2011 to 04/29/2011          6.729108           7.158628              0.0000
--------------------------       ---------          ---------         -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.897361          21.862812            724.3547
01/01/2013 to 12/31/2013         21.862812          28.174385          5,876.3511
01/01/2014 to 12/31/2014         28.174385          26.213384         10,777.4700
01/01/2015 to 12/31/2015         26.213384          24.717134         12,087.9196
01/01/2016 to 12/31/2016         24.717134          26.406275         13,526.8276
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.321470           9.156929         16,970.5700
01/01/2010 to 12/31/2010          9.156929          10.388542         23,103.7314
01/01/2011 to 12/31/2011         10.388542          10.109624         28,907.8330
01/01/2012 to 12/31/2012         10.109624          11.832467         31,439.8504
01/01/2013 to 12/31/2013         11.832467          15.821328         36,866.0064
01/01/2014 to 12/31/2014         15.821328          17.079824        148,475.8619
01/01/2015 to 12/31/2015         17.079824          15.860504        144,020.4755
01/01/2016 to 12/31/2016         15.860504          18.372949        136,642.8388
--------------------------       ---------          ---------        ------------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
11/12/2007 to 12/31/2007         26.184921          26.426167              0.0000
01/01/2008 to 12/31/2008         26.426167          17.690923          9,496.8593
01/01/2009 to 12/31/2009         17.690923          21.683322         18,551.7500
01/01/2010 to 12/31/2010         21.683322          24.024895         36,470.9172
01/01/2011 to 12/31/2011         24.024895          23.190450         45,847.9777
01/01/2012 to 12/31/2012         23.190450          26.186724         56,392.5608
01/01/2013 to 12/31/2013         26.186724          34.594385         65,542.4714
01/01/2014 to 04/25/2014         34.594385          34.826186              0.0000
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
11/12/2007 to 12/31/2007         15.714409          15.597594              0.0000
01/01/2008 to 12/31/2008         15.597594           9.888519          3,723.8675
01/01/2009 to 05/01/2009          9.888519           9.601624              0.0000
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         36.302778          39.380455          6,875.6911
01/01/2015 to 12/31/2015         39.380455          35.398341          6,735.5080
01/01/2016 to 12/31/2016         35.398341          40.378692          6,075.5691
--------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
 V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP VALUE SUB-
 ACCOUNT CLASS II))
11/12/2007 to 12/31/2007         10.916952          11.014328              0.0000
01/01/2008 to 12/31/2008         11.014328           6.371662          3,168.9405
01/01/2009 to 12/31/2009          6.371662           8.756664          5,494.8700
01/01/2010 to 12/31/2010          8.756664          10.566201         13,175.5823
01/01/2011 to 12/31/2011         10.566201          10.521461         17,639.4371
01/01/2012 to 12/31/2012         10.521461          12.164285         15,336.3752
01/01/2013 to 12/31/2013         12.164285          16.089601         32,666.6085
01/01/2014 to 04/25/2014         16.089601          16.091295              0.0000
--------------------------       ---------          ---------         -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         16.165369          16.182367              0.0000
01/01/2008 to 12/31/2008         16.182367           9.791616              0.0000
01/01/2009 to 12/31/2009          9.791616          12.940371              0.0000
01/01/2010 to 12/31/2010         12.940371          16.125829              0.0000
01/01/2011 to 12/31/2011         16.125829          15.753756          3,719.6220
01/01/2012 to 12/31/2012         15.753756          18.393263          5,260.8482
01/01/2013 to 12/31/2013         18.393263          25.462741          4,885.4021
01/01/2014 to 12/31/2014         25.462741          27.135754          4,625.9917
01/01/2015 to 12/31/2015         27.135754          26.340495          4,455.4303
01/01/2016 to 12/31/2016         26.340495          28.987816          4,498.2936
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.352923          14.757218              0.0000
01/01/2013 to 12/31/2013         14.757218          17.070152          2,370.5153
01/01/2014 to 12/31/2014         17.070152          17.442607          2,295.7434
01/01/2015 to 12/31/2015         17.442607          17.437425          2,283.4221
01/01/2016 to 12/31/2016         17.437425          18.043477          2,236.0928
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007         13.749436          14.151264              0.0000
01/01/2008 to 12/31/2008         14.151264           6.214507          8,943.3147
01/01/2009 to 12/31/2009          6.214507          10.368814         12,692.9500
01/01/2010 to 12/31/2010         10.368814          12.662499         19,514.3871
01/01/2011 to 12/31/2011         12.662499          10.166471         23,997.2720
01/01/2012 to 12/31/2012         10.166471          11.936633         27,484.7986
01/01/2013 to 12/31/2013         11.936633          11.201168         29,184.0120
01/01/2014 to 12/31/2014         11.201168          10.340672         31,887.9947
01/01/2015 to 12/31/2015         10.340672           8.801610         31,062.2707
01/01/2016 to 12/31/2016          8.801610           9.692061         28,695.5691
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         17.677191          18.063774              0.0000
01/01/2008 to 12/31/2008         18.063774          10.281323          3,298.2608
01/01/2009 to 12/31/2009         10.281323          13.358703            862.5400
01/01/2010 to 12/31/2010         13.358703          14.697412          3,735.5970
01/01/2011 to 12/31/2011         14.697412          12.960029          3,606.3363
01/01/2012 to 12/31/2012         12.960029          14.936541          4,018.4968
01/01/2013 to 12/31/2013         14.936541          17.591669          2,166.8911
01/01/2014 to 12/31/2014         17.591669          16.165797            128.6200
01/01/2015 to 12/31/2015         16.165797          15.681799            124.9494
01/01/2016 to 12/31/2016         15.681799          15.351435            136.6515
--------------------------       ---------          ---------         -----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         12.760260          13.219532              0.0000
01/01/2008 to 12/31/2008         13.219532           6.951392         12,622.3689
01/01/2009 to 12/31/2009          6.951392          10.796801         15,581.1700
01/01/2010 to 12/31/2010         10.796801          14.084058         18,608.6377
01/01/2011 to 12/31/2011         14.084058          12.946656         28,664.2018
01/01/2012 to 12/31/2012         12.946656          13.971705         51,078.7042
01/01/2013 to 12/31/2013         13.971705          19.182749         54,507.3719
01/01/2014 to 12/31/2014         19.182749          19.136593         65,694.2548
01/01/2015 to 12/31/2015         19.136593          17.949645         67,001.5734
01/01/2016 to 12/31/2016         17.949645          16.226947         63,412.8700
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         20.439182          20.558104              0.0000
01/01/2008 to 12/31/2008         20.558104          12.067882              0.0000
01/01/2009 to 12/31/2009         12.067882          16.661419              0.0000
01/01/2010 to 12/31/2010         16.661419          19.075241              0.0000
01/01/2011 to 12/31/2011         19.075241          17.255312              0.0000
01/01/2012 to 12/31/2012         17.255312          20.648157              0.0000
01/01/2013 to 12/31/2013         20.648157          25.920568          2,425.7938
01/01/2014 to 12/31/2014         25.920568          26.146981          2,483.5397
01/01/2015 to 12/31/2015         26.146981          26.838437          2,434.3817
01/01/2016 to 12/31/2016         26.838437          26.566278          1,426.1658
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
11/12/2007 to 12/31/2007         20.213731          20.391112              0.0000
01/01/2008 to 12/31/2008         20.391112          11.614205              0.0000
01/01/2009 to 12/31/2009         11.614205          15.037447          3,423.0400
01/01/2010 to 12/31/2010         15.037447          15.948823          3,587.4016
01/01/2011 to 04/29/2011         15.948823          17.802777              0.0000
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          8.738227           9.157409            189.7709
01/01/2011 to 12/31/2011          9.157409           8.420143          9,691.6393
01/01/2012 to 12/31/2012          8.420143          10.162176          9,309.3097
01/01/2013 to 04/26/2013         10.162176          10.808610              0.0000
--------------------------       ---------          ---------          ----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         46.100324          50.412855          7,329.6834
01/01/2015 to 12/31/2015         50.412855          48.051332          8,296.5941
01/01/2016 to 12/31/2016         48.051332          55.074826          9,027.1977
--------------------------       ---------          ---------          ----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
11/12/2007 to 12/31/2007         35.327354          36.159439              0.0000
01/01/2008 to 12/31/2008         36.159439          22.647427          4,216.0418
01/01/2009 to 12/31/2009         22.647427          28.932451         10,940.7600
01/01/2010 to 12/31/2010         28.932451          33.317654         15,769.7945
01/01/2011 to 12/31/2011         33.317654          30.865812         16,967.7884
01/01/2012 to 12/31/2012         30.865812          35.046009         10,715.0709
01/01/2013 to 12/31/2013         35.046009          45.743570          7,537.7730
01/01/2014 to 04/25/2014         45.743570          46.032801              0.0000
--------------------------       ---------          ---------         -----------

METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         58.866061          61.271564            196.4217
01/01/2013 to 12/31/2013         61.271564          59.900695          2,944.1277
01/01/2014 to 12/31/2014         59.900695          63.185057          3,180.2918
01/01/2015 to 12/31/2015         63.185057          62.612799          3,434.2476
01/01/2016 to 12/31/2016         62.612799          63.606858          4,480.4360
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.191970          11.602931              0.0000
01/01/2010 to 12/31/2010         11.602931          13.730001              0.0000
01/01/2011 to 12/31/2011         13.730001          12.346718              0.0000
01/01/2012 to 12/31/2012         12.346718          13.944955              0.0000
01/01/2013 to 12/31/2013         13.944955          18.484367              0.0000
01/01/2014 to 12/31/2014         18.484367          19.879029              0.0000
01/01/2015 to 12/31/2015         19.879029          20.864795              0.0000
01/01/2016 to 12/31/2016         20.864795          20.623176              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
11/12/2007 to 12/31/2007         16.037837          16.601871              0.0000
01/01/2008 to 12/31/2008         16.601871           9.403814              0.0000
01/01/2009 to 05/01/2009          9.403814           8.948289              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013         10.388238          10.338196              0.0000
01/01/2014 to 12/31/2014         10.338196          10.209771         64,756.3963
01/01/2015 to 12/31/2015         10.209771          10.082941         39,901.6537
01/01/2016 to 12/31/2016         10.082941           9.968853         47,904.0705
--------------------------       ---------          ---------         -----------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS E) AND BEFORE THAT
 LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
MARKET SUB-ACCOUNT))
11/12/2007 to 12/31/2007         13.960956          14.024189         10,700.9065
01/01/2008 to 12/31/2008         14.024189          14.210187         60,907.2179
01/01/2009 to 12/31/2009         14.210187          14.065060        115,492.0600
01/01/2010 to 04/30/2010         14.065060          14.008136              0.0000
--------------------------       ---------          ---------        ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         14.006697          13.891099        194,980.6532
01/01/2011 to 12/31/2011         13.891099          13.719011        181,274.2091
01/01/2012 to 12/31/2012         13.719011          13.547659        259,862.9287
01/01/2013 to 12/31/2013         13.547659          13.379365        113,542.6884
01/01/2014 to 12/31/2014         13.379365          13.213161         58,127.7444
01/01/2015 to 12/31/2015         13.213161          13.049021         47,647.9387
01/01/2016 to 12/31/2016         13.049021          12.912772         34,707.1852
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         16.671065          16.088354          2,952.7554
01/01/2013 to 12/31/2013         16.088354          21.724736          2,578.2787
01/01/2014 to 12/31/2014         21.724736          23.330735          2,492.7217
01/01/2015 to 12/31/2015         23.330735          25.469329          1,460.9933
01/01/2016 to 12/31/2016         25.469329          25.120296          1,411.6775
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007         10.074451          10.427689              0.0000
01/01/2008 to 12/31/2008         10.427689           5.566980          2,917.4771
01/01/2009 to 12/31/2009          5.566980           7.900513          5,551.3200
01/01/2010 to 12/31/2010          7.900513           8.535569          5,576.0390
01/01/2011 to 12/31/2011          8.535569           8.313373          5,447.2291
01/01/2012 to 04/27/2012          8.313373           9.357081              0.0000
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         56.279409          57.444151         22,840.3234
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
11/12/2007 to 12/31/2007         20.553307          20.819532              0.0000
01/01/2008 to 12/31/2008         20.819532          13.808893          4,012.3875
01/01/2009 to 12/31/2009         13.808893          16.894567          8,132.6500
01/01/2010 to 12/31/2010         16.894567          19.391395         33,963.1493
01/01/2011 to 12/31/2011         19.391395          18.280134         43,316.5505
01/01/2012 to 12/31/2012         18.280134          19.963704         55,050.4416
01/01/2013 to 12/31/2013         19.963704          26.237007         63,921.8706
01/01/2014 to 12/31/2014         26.237007          28.802113         58,510.4588
01/01/2015 to 12/31/2015         28.802113          28.462312         50,179.2333
01/01/2016 to 04/29/2016         28.462312          28.663537              0.0000
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         53.402590          54.409611          1,369.1535
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
08/12/2013 to 12/31/2013          2.364388           2.584954         10,220.2134
01/01/2014 to 12/31/2014          2.584954           2.831909         28,199.5249
01/01/2015 to 12/31/2015          2.831909           2.789722         48,577.9556
01/01/2016 to 04/29/2016          2.789722           2.808529              0.0000
--------------------------       ---------          ---------        ------------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         32.606112          33.886468        121,516.2826
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
11/12/2007 to 12/31/2007         20.148258          20.215368          1,494.2557
01/01/2008 to 12/31/2008         20.215368          17.819154         24,177.9001
01/01/2009 to 12/31/2009         17.819154          23.420571         36,441.9900
01/01/2010 to 12/31/2010         23.420571          25.945844         75,207.4395
01/01/2011 to 12/31/2011         25.945844          26.554217        116,600.0930
01/01/2012 to 12/31/2012         26.554217          29.271062        153,878.0462
01/01/2013 to 12/31/2013         29.271062          29.353992        176,139.8443
01/01/2014 to 12/31/2014         29.353992          30.318125        166,912.6977
01/01/2015 to 12/31/2015         30.318125          29.553576        145,567.4767
01/01/2016 to 04/29/2016         29.553576          30.328493              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         30.975187          32.159995         11,424.7373
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013          2.764999           2.795196         33,932.8521
01/01/2014 to 12/31/2014          2.795196           2.881850         66,862.0061
01/01/2015 to 12/31/2015          2.881850           2.801086        122,531.1236
01/01/2016 to 04/29/2016          2.801086           2.871416              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         16.831375          16.925717          3,570.2680
01/01/2008 to 12/31/2008         16.925717          16.625957         19,175.0110
01/01/2009 to 12/31/2009         16.625957          17.089394         17,190.3300
01/01/2010 to 12/31/2010         17.089394          17.804117         34,908.0544
01/01/2011 to 12/31/2011         17.804117          18.509406         58,587.8503
01/01/2012 to 12/31/2012         18.509406          18.835353         81,440.4586
01/01/2013 to 12/31/2013         18.835353          18.432986        100,706.5700
01/01/2014 to 12/31/2014         18.432986          18.668225         99,793.8223
01/01/2015 to 12/31/2015         18.668225          18.492932        113,597.3537
01/01/2016 to 12/31/2016         18.492932          18.449730        109,132.4860
--------------------------       ---------          ---------        ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
11/12/2007 to 12/31/2007         17.162687          17.124350              0.0000
01/01/2008 to 12/31/2008         17.124350          10.484004          6,231.3812
01/01/2009 to 12/31/2009         10.484004          14.172538          9,818.5100
01/01/2010 to 12/31/2010         14.172538          17.223697         20,065.0364
01/01/2011 to 12/31/2011         17.223697          16.604828         23,958.6850
01/01/2012 to 12/31/2012         16.604828          19.294993         24,459.3715
01/01/2013 to 12/31/2013         19.294993          26.796320         22,445.2667
01/01/2014 to 12/31/2014         26.796320          29.547659         21,087.1629
01/01/2015 to 12/31/2015         29.547659          27.402400         17,554.4047
01/01/2016 to 12/31/2016         27.402400          31.844414         16,080.0023
--------------------------       ---------          ---------        ------------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
11/12/2007 to 12/31/2007      34.238140          34.162806                 0.0000
01/01/2008 to 12/31/2008      34.162806          22.347805               795.8752
01/01/2009 to 12/31/2009      22.347805          27.645699             1,372.7300
01/01/2010 to 12/31/2010      27.645699          32.187685             1,556.8173
01/01/2011 to 12/31/2011      32.187685          29.931848             3,490.0947
01/01/2012 to 12/31/2012      29.931848          32.758073             2,887.8870
01/01/2013 to 12/31/2013      32.758073          42.947193             3,024.6986
01/01/2014 to 12/31/2014      42.947193          48.690548             2,934.9402
01/01/2015 to 12/31/2015      48.690548          45.030481             2,777.8649
01/01/2016 to 12/31/2016      45.030481          51.688886             3,585.9650

                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
11/12/2007 to 12/31/2007      15.281087          15.336630                 0.0000
01/01/2008 to 12/31/2008      15.336630          11.698654            30,624.6576
01/01/2009 to 12/31/2009      11.698654          14.137354            82,394.1900
01/01/2010 to 12/31/2010      14.137354          15.625990           166,346.9598
01/01/2011 to 12/31/2011      15.625990          15.216498           240,090.7637
01/01/2012 to 12/31/2012      15.216498          16.871049           271,507.9927
01/01/2013 to 12/31/2013      16.871049          20.787069           285,597.4456
01/01/2014 to 12/31/2014      20.787069          22.306314           281,569.1074
01/01/2015 to 12/31/2015      22.306314          21.438246           276,280.4253
01/01/2016 to 12/31/2016      21.438246          24.288620           254,914.0248
--------------------------    ---------          ---------           ------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
11/12/2007 to 12/31/2007      29.798548          29.934187                 0.0000
01/01/2008 to 12/31/2008      29.934187          17.562589            10,678.7528
01/01/2009 to 12/31/2009      17.562589          23.376387            27,608.9100
01/01/2010 to 12/31/2010      23.376387          25.971006            52,426.7457
01/01/2011 to 12/31/2011      25.971006          23.831777            90,380.2635
01/01/2012 to 12/31/2012      23.831777          27.097092           117,697.7883
01/01/2013 to 12/31/2013      27.097092          31.737734           126,848.3044
01/01/2014 to 12/31/2014      31.737734          31.340266           120,546.7872
01/01/2015 to 12/31/2015      31.340266          30.111168           116,475.5918
01/01/2016 to 12/31/2016      30.111168          29.500434           114,776.7191
--------------------------    ---------          ---------           ------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007      15.984554          15.940133                 0.0000
01/01/2008 to 12/31/2008      15.940133          14.255719            37,368.0699
01/01/2009 to 12/31/2009      14.255719          15.837530            82,433.7300
01/01/2010 to 12/31/2010      15.837530          16.632166           147,685.3442
01/01/2011 to 12/31/2011      16.632166          17.411297           189,280.2461
01/01/2012 to 12/31/2012      17.411297          18.099616           217,982.4164
01/01/2013 to 12/31/2013      18.099616          17.471502           247,755.0077
01/01/2014 to 12/31/2014      17.471502          18.147018           243,797.7626
01/01/2015 to 12/31/2015      18.147018          17.952779           230,919.6739
01/01/2016 to 12/31/2016      17.952779          18.233536           204,434.9742
--------------------------    ---------          ---------           ------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007      28.954963          29.484154                 0.0000
01/01/2008 to 12/31/2008      29.484154          17.920831            22,780.8277
01/01/2009 to 12/31/2009      17.920831          25.160184            39,967.7000
01/01/2010 to 12/31/2010      25.160184          27.738724            53,978.7817
01/01/2011 to 12/31/2011      27.738724          24.935541            67,310.2165
01/01/2012 to 12/31/2012      24.935541          30.149823            74,421.3956
01/01/2013 to 12/31/2013      30.149823          38.424764            77,901.4975
01/01/2014 to 12/31/2014      38.424764          38.786426            73,036.2854
01/01/2015 to 12/31/2015      38.786426          40.920832            67,448.7910
01/01/2016 to 12/31/2016      40.920832          40.622844            64,880.2824
--------------------------    ---------          ---------           ------------


                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007          36.602814          35.509401             0.0000
01/01/2008 to 12/31/2008          35.509401          16.281942        16,549.2271
01/01/2009 to 12/31/2009          16.281942          25.910143        20,135.1100
01/01/2010 to 12/31/2010          25.910143          31.292727        24,353.4506
01/01/2011 to 12/31/2011          31.292727          24.963094        28,223.8230
01/01/2012 to 12/31/2012          24.963094          29.103340        34,977.9874
01/01/2013 to 12/31/2013          29.103340          36.832995        35,626.2022
01/01/2014 to 12/31/2014          36.832995          37.110444        32,545.3026
01/01/2015 to 12/31/2015          37.110444          36.710100        31,025.9126
01/01/2016 to 12/31/2016          36.710100          36.977817        29,220.8619
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         177.631068         178.738032             0.0000
01/01/2008 to 12/31/2008         178.738032          98.796499         9,953.8907
01/01/2009 to 12/31/2009          98.796499         135.887250        18,669.4700
01/01/2010 to 12/31/2010         135.887250         159.111205        26,972.5786
01/01/2011 to 12/31/2011         159.111205         150.267699        33,745.3660
01/01/2012 to 12/31/2012         150.267699         174.764880        37,786.0839
01/01/2013 to 12/31/2013         174.764880         224.324956        38,814.9902
01/01/2014 to 12/31/2014         224.324956         240.148853        34,913.2798
01/01/2015 to 12/31/2015         240.148853         253.177442        31,616.1720
01/01/2016 to 12/31/2016         253.177442         273.481464        28,600.8260
--------------------------       ----------         ----------        -----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         120.748879         121.479197             0.0000
01/01/2008 to 12/31/2008         121.479197          74.484569         6,186.6387
01/01/2009 to 12/31/2009          74.484569          96.443688        13,715.7400
01/01/2010 to 12/31/2010          96.443688         106.023864        18,897.7728
01/01/2011 to 12/31/2011         106.023864         102.690834        21,349.8088
01/01/2012 to 12/31/2012         102.690834         119.017757        21,710.9422
01/01/2013 to 12/31/2013         119.017757         156.759048        22,985.7458
01/01/2014 to 12/31/2014         156.759048         171.104189        21,652.8088
01/01/2015 to 12/31/2015         171.104189         171.265482        21,641.8575
01/01/2016 to 12/31/2016         171.265482         188.436167        20,748.3987
--------------------------       ----------         ----------        -----------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013           5.293779           5.838609        10,626.2568
01/01/2014 to 12/31/2014           5.838609           6.431656        30,185.5364
01/01/2015 to 12/31/2015           6.431656           6.371770        33,705.4451
01/01/2016 to 12/31/2016           6.371770           6.772272        37,271.3644
--------------------------       ----------         ----------        -----------

CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
11/12/2007 to 12/31/2007          46.237718          47.770761             0.0000
01/01/2008 to 12/31/2008          47.770761          27.044504         8,801.0259
01/01/2009 to 12/31/2009          27.044504          36.197957        16,781.0600
01/01/2010 to 12/31/2010          36.197957          41.822904        30,639.3225
01/01/2011 to 12/31/2011          41.822904          40.175115        42,427.7679
01/01/2012 to 12/31/2012          40.175115          46.097289        54,280.4103
01/01/2013 to 12/31/2013          46.097289          59.644176        60,276.6017
01/01/2014 to 12/31/2014          59.644176          65.797827        53,499.3138
01/01/2015 to 12/31/2015          65.797827          65.277632        49,558.4390
01/01/2016 to 12/31/2016          65.277632          69.497751        45,205.3383
--------------------------       ----------         ----------        -----------


                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
11/12/2007 to 12/31/2007         40.630038          41.378549              0.0000
01/01/2008 to 12/31/2008         41.378549          24.653365          7,389.5749
01/01/2009 to 12/31/2009         24.653365          33.991678         20,661.6500
01/01/2010 to 12/31/2010         33.991678          43.118083         41,090.6091
01/01/2011 to 12/31/2011         43.118083          37.924104         70,901.4314
01/01/2012 to 12/31/2012         37.924104          42.861325         89,687.6369
01/01/2013 to 12/31/2013         42.861325          57.454927         97,219.8315
01/01/2014 to 12/31/2014         57.454927          60.103524         90,077.4845
01/01/2015 to 12/31/2015         60.103524          58.331745         85,449.5867
01/01/2016 to 12/31/2016         58.331745          64.411318         81,165.2430
--------------------------       ---------          ---------         -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         46.514437          46.699971              0.0000
01/01/2008 to 12/31/2008         46.699971          32.408457         12,649.5237
01/01/2009 to 12/31/2009         32.408457          43.355351         23,729.2300
01/01/2010 to 12/31/2010         43.355351          48.195023         37,307.0188
01/01/2011 to 12/31/2011         48.195023          48.683846         51,569.2046
01/01/2012 to 12/31/2012         48.683846          54.104456         60,298.7646
01/01/2013 to 12/31/2013         54.104456          60.820779         73,306.8261
01/01/2014 to 12/31/2014         60.820779          62.774956         69,739.1662
01/01/2015 to 12/31/2015         62.774956          57.564126         69,946.9336
01/01/2016 to 12/31/2016         57.564126          64.756453         63,447.6484
--------------------------       ---------          ---------         -----------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         24.258552          24.347239              0.0000
01/01/2008 to 12/31/2008         24.347239          15.106154         12,959.4597
01/01/2009 to 12/31/2009         15.106154          18.785753         23,777.8000
01/01/2010 to 12/31/2010         18.785753          20.608847         32,323.3609
01/01/2011 to 12/31/2011         20.608847          20.121172         37,615.9947
01/01/2012 to 12/31/2012         20.121172          22.677421         41,298.9022
01/01/2013 to 12/31/2013         22.677421          28.696427         43,315.0782
01/01/2014 to 12/31/2014         28.696427          30.328010         41,493.2199
01/01/2015 to 12/31/2015         30.328010          28.444190         39,639.5215
01/01/2016 to 12/31/2016         28.444190          32.569134         38,628.0535
--------------------------       ---------          ---------         -----------

FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007          8.771822           8.771291              0.0000
01/01/2008 to 12/31/2008          8.771291           5.796158          5,821.2439
01/01/2009 to 12/31/2009          5.796158           7.385723         17,856.6000
01/01/2010 to 12/31/2010          7.385723           9.343263         36,129.4901
01/01/2011 to 12/31/2011          9.343263           8.871592         67,105.0637
01/01/2012 to 12/31/2012          8.871592          10.361354         95,275.3756
01/01/2013 to 12/31/2013         10.361354          13.926928        113,812.4510
01/01/2014 to 12/31/2014         13.926928          13.818624        112,554.8112
01/01/2015 to 12/31/2015         13.818624          12.626213        114,397.7416
01/01/2016 to 12/31/2016         12.626213          16.217388        103,900.6648
--------------------------       ---------          ---------        ------------


                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
11/12/2007 to 12/31/2007         12.817315          12.718040              0.0000
01/01/2008 to 12/31/2008         12.718040          13.325798         21,882.4495
01/01/2009 to 12/31/2009         13.325798          15.603356         43,921.4900
01/01/2010 to 12/31/2010         15.603356          17.618427        104,373.3690
01/01/2011 to 12/31/2011         17.618427          17.231379        144,720.6800
01/01/2012 to 12/31/2012         17.231379          19.560247        197,950.3614
01/01/2013 to 12/31/2013         19.560247          19.612345        240,060.6622
01/01/2014 to 12/31/2014         19.612345          19.704043        226,484.0240
01/01/2015 to 12/31/2015         19.704043          18.602962        220,572.5150
01/01/2016 to 12/31/2016         18.602962          18.892819        211,011.2832
--------------------------       ---------          ---------        ------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         14.371514          14.771665              0.0000
01/01/2008 to 12/31/2008         14.771665           8.684507         16,666.1879
01/01/2009 to 12/31/2009          8.684507          11.529846         45,357.0300
01/01/2010 to 12/31/2010         11.529846          14.220352         59,010.7894
01/01/2011 to 12/31/2011         14.220352          14.376696        102,067.4519
01/01/2012 to 12/31/2012         14.376696          16.838449        121,758.6733
01/01/2013 to 12/31/2013         16.838449          24.550465        144,101.8494
01/01/2014 to 12/31/2014         24.550465          29.161115        131,499.1669
01/01/2015 to 12/31/2015         29.161115          28.270776        124,611.4069
01/01/2016 to 12/31/2016         28.270776          28.227173        130,347.2678
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         33.396222          34.141067              0.0000
01/01/2008 to 12/31/2008         34.141067          23.808695         11,484.3130
01/01/2009 to 12/31/2009         23.808695          28.684347         37,129.9500
01/01/2010 to 12/31/2010         28.684347          31.873018         60,946.7524
01/01/2011 to 12/31/2011         31.873018          32.265370        106,878.9455
01/01/2012 to 12/31/2012         32.265370          36.907285        133,431.2586
01/01/2013 to 12/31/2013         36.907285          47.336541        154,268.4412
01/01/2014 to 12/31/2014         47.336541          51.835765        146,834.6777
01/01/2015 to 12/31/2015         51.835765          51.958865        138,278.8048
01/01/2016 to 12/31/2016         51.958865          56.269878        131,153.1990
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
11/12/2007 to 12/31/2007         14.774482          15.084222              0.0000
01/01/2008 to 12/31/2008         15.084222           9.678937         26,390.7851
01/01/2009 to 12/31/2009          9.678937          11.710392         55,205.5000
01/01/2010 to 12/31/2010         11.710392          12.953375         62,863.4564
01/01/2011 to 12/31/2011         12.953375          13.765439        102,510.5109
01/01/2012 to 12/31/2012         13.765439          15.491552        134,985.8033
01/01/2013 to 12/31/2013         15.491552          19.209210        187,396.0199
01/01/2014 to 12/31/2014         19.209210          21.506855        177,864.1779
01/01/2015 to 12/31/2015         21.506855          20.276597        175,581.3132
01/01/2016 to 12/31/2016         20.276597          22.961372        156,294.9923
--------------------------       ---------          ---------        ------------


                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         16.866734          17.175135              0.0000
01/01/2008 to 12/31/2008         17.175135          10.046098          3,931.5010
01/01/2009 to 12/31/2009         10.046098          14.150931          7,154.6600
01/01/2010 to 12/31/2010         14.150931          17.477201         14,139.3857
01/01/2011 to 12/31/2011         17.477201          17.482428         21,615.8513
01/01/2012 to 12/31/2012         17.482428          20.597486         27,585.3143
01/01/2013 to 12/31/2013         20.597486          29.882751         37,132.7980
01/01/2014 to 12/31/2014         29.882751          30.684380         37,822.6351
01/01/2015 to 12/31/2015         30.684380          28.948349         37,415.2167
01/01/2016 to 12/31/2016         28.948349          30.217456         36,416.0385
--------------------------       ---------          ---------         -----------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.368428          17.324178          3,567.9005
01/01/2011 to 12/31/2011         17.324178          17.292735         30,251.0338
01/01/2012 to 12/31/2012         17.292735          19.293696         46,456.8589
01/01/2013 to 12/31/2013         19.293696          21.953870         51,139.7061
01/01/2014 to 12/31/2014         21.953870          22.722327         54,505.0272
01/01/2015 to 12/31/2015         22.722327          22.151893         41,420.1983
01/01/2016 to 12/31/2016         22.151893          23.478846         35,521.3481
--------------------------       ---------          ---------         -----------

QS VARIABLE GROWTH SUB-ACCOUNT (FORMERLY QS LEGG MASON VARIABLE GROWTH SUB-ACCOUNT)
11/12/2007 to 12/31/2007         15.593582          15.713307              0.0000
01/01/2008 to 12/31/2008         15.713307           9.701558          4,455.0446
01/01/2009 to 12/31/2009          9.701558          12.679953         10,327.8400
01/01/2010 to 12/31/2010         12.679953          14.473884         11,075.3470
01/01/2011 to 12/31/2011         14.473884          13.950399         13,598.7656
01/01/2012 to 12/31/2012         13.950399          15.949056         15,182.6799
01/01/2013 to 12/31/2013         15.949056          19.904837         15,568.4209
01/01/2014 to 12/31/2014         19.904837          20.558212         15,867.1096
01/01/2015 to 12/31/2015         20.558212          19.829472         18,963.4701
01/01/2016 to 12/31/2016         19.829472          21.226102         18,225.7612
--------------------------       ---------          ---------         -----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
11/12/2007 to 12/31/2007         16.704955          16.565603              0.0000
01/01/2008 to 12/31/2008         16.565603          11.305325          9,678.5518
01/01/2009 to 12/31/2009         11.305325          17.350454         18,772.7300
01/01/2010 to 12/31/2010         17.350454          19.672044         34,731.5618
01/01/2011 to 12/31/2011         19.672044          19.741196         63,183.7826
01/01/2012 to 12/31/2012         19.741196          23.044525         86,404.0328
01/01/2013 to 12/31/2013         23.044525          24.161022        105,196.2550
01/01/2014 to 12/31/2014         24.161022          23.562329         97,410.6617
01/01/2015 to 12/31/2015         23.562329          21.888913        101,701.0715
01/01/2016 to 12/31/2016         21.888913          24.965384         91,845.3375
--------------------------       ---------          ---------        ------------

MET INVESTORS SERIES TRUST
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013          1.156324           1.286619         80,413.5385
01/01/2014 to 12/31/2014          1.286619           1.373246        394,650.2680
01/01/2015 to 12/31/2015          1.373246           1.442780        629,689.5370
01/01/2016 to 12/31/2016          1.442780           1.552956        732,608.0329
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         22.562964          24.279981          5,483.9823
01/01/2013 to 12/31/2013         24.279981          26.190152         12,539.1300
01/01/2014 to 12/31/2014         26.190152          26.690421         13,305.6496
01/01/2015 to 12/31/2015         26.690421          25.266812         16,445.7375
01/01/2016 to 12/31/2016         25.266812          28.412478         12,041.2921
--------------------------       ---------          ---------        ------------


                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.789454          18.913103         96,912.6351
01/01/2015 to 12/31/2015         18.913103          18.397973         90,927.2534
01/01/2016 to 12/31/2016         18.397973          18.309894         82,371.8442
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
11/12/2007 to 12/31/2007          9.997452           9.626692              0.0000
01/01/2008 to 12/31/2008          9.626692           5.249851          2,182.6403
01/01/2009 to 12/31/2009          5.249851           6.790173          7,727.5100
01/01/2010 to 12/31/2010          6.790173           7.854058         18,712.3474
01/01/2011 to 12/31/2011          7.854058           7.227630         40,963.5987
01/01/2012 to 12/31/2012          7.227630           9.115762         53,267.7709
01/01/2013 to 12/31/2013          9.115762           9.212751         63,207.0269
01/01/2014 to 04/25/2014          9.212751           9.690834              0.0000
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
11/12/2007 to 12/31/2007         50.040335          46.787784              0.0000
01/01/2008 to 12/31/2008         46.787784          28.665633          4,310.3992
01/01/2009 to 12/31/2009         28.665633          36.299860          8,950.1700
01/01/2010 to 12/31/2010         36.299860          46.544128         11,006.2976
01/01/2011 to 12/31/2011         46.544128          48.639772         14,999.0283
01/01/2012 to 12/31/2012         48.639772          55.583039         17,376.4337
01/01/2013 to 12/31/2013         55.583039          55.963934         20,169.1936
01/01/2014 to 04/25/2014         55.963934          62.418139              0.0000
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.118567           6.454427         64,806.6556
01/01/2012 to 12/31/2012          6.454427           7.545908         57,911.0608
01/01/2013 to 12/31/2013          7.545908          10.839683         47,782.9977
01/01/2014 to 12/31/2014         10.839683          12.714803         35,091.4787
01/01/2015 to 12/31/2015         12.714803          12.037963         29,353.9034
01/01/2016 to 12/31/2016         12.037963          12.194897         28,068.1405
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007         10.441108          10.372626              0.0000
01/01/2008 to 12/31/2008         10.372626           4.644176         30,903.5856
01/01/2009 to 12/31/2009          4.644176           6.321650         58,827.3100
01/01/2010 to 12/31/2010          6.321650           6.694387         65,267.7463
01/01/2011 to 04/29/2011          6.694387           7.119357              0.0000
--------------------------       ---------          ---------         -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.698703          21.618470          1,539.4980
01/01/2013 to 12/31/2013         21.618470          27.831678          8,418.2295
01/01/2014 to 12/31/2014         27.831678          25.868634         11,105.5160
01/01/2015 to 12/31/2015         25.868634          24.367664         11,517.0082
01/01/2016 to 12/31/2016         24.367664          26.006902         12,835.5576
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.292096           9.114191         25,701.5600
01/01/2010 to 12/31/2010          9.114191          10.329741         39,795.8980
01/01/2011 to 12/31/2011         10.329741          10.042363         63,417.7479
01/01/2012 to 12/31/2012         10.042363          11.741941         71,285.6265
01/01/2013 to 12/31/2013         11.741941          15.684604         67,930.0118
01/01/2014 to 12/31/2014         15.684604          16.915297        351,877.6920
01/01/2015 to 12/31/2015         16.915297          15.691996        337,445.9119
01/01/2016 to 12/31/2016         15.691996          18.159580        328,437.4097
--------------------------       ---------          ---------        ------------


                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
11/12/2007 to 12/31/2007         25.901275          26.136393              0.0000
01/01/2008 to 12/31/2008         26.136393          17.479358         19,611.0640
01/01/2009 to 12/31/2009         17.479358          21.402603         47,075.4000
01/01/2010 to 12/31/2010         21.402603          23.690185         79,344.3318
01/01/2011 to 12/31/2011         23.690185          22.844549        111,885.9056
01/01/2012 to 12/31/2012         22.844549          25.770214        134,421.6370
01/01/2013 to 12/31/2013         25.770214          34.010142        143,315.2458
01/01/2014 to 04/25/2014         34.010142          34.227237              0.0000
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
11/12/2007 to 12/31/2007         15.580736          15.462835              0.0000
01/01/2008 to 12/31/2008         15.462835           9.793233         14,379.5380
01/01/2009 to 05/01/2009          9.793233           9.505935              0.0000
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         35.583117          38.573678         28,950.4614
01/01/2015 to 12/31/2015         38.573678          34.638860         27,849.5140
01/01/2016 to 12/31/2016         34.638860          39.472857         28,243.0109
--------------------------       ---------          ---------        ------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
 V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. MID CAP VALUE SUB-
 ACCOUNT CLASS II))
11/12/2007 to 12/31/2007         10.906496          11.002300              0.0000
01/01/2008 to 12/31/2008         11.002300           6.358307         10,488.0848
01/01/2009 to 12/31/2009          6.358307           8.729580         23,792.1600
01/01/2010 to 12/31/2010          8.729580          10.523007         42,566.5115
01/01/2011 to 12/31/2011         10.523007          10.467997         55,068.7303
01/01/2012 to 12/31/2012         10.467997          12.090313         63,677.4435
01/01/2013 to 12/31/2013         12.090313          15.975787         68,202.9290
01/01/2014 to 04/25/2014         15.975787          15.972432              0.0000
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         16.067123          16.081855              0.0000
01/01/2008 to 12/31/2008         16.081855           9.721020            515.5979
01/01/2009 to 12/31/2009          9.721020          12.834234          1,250.9800
01/01/2010 to 12/31/2010         12.834234          15.977602          3,250.0261
01/01/2011 to 12/31/2011         15.977602          15.593375         10,132.7801
01/01/2012 to 12/31/2012         15.593375          18.187722         12,453.9683
01/01/2013 to 12/31/2013         18.187722          25.153056         15,775.1890
01/01/2014 to 12/31/2014         25.153056          26.778921         16,033.8410
01/01/2015 to 12/31/2015         26.778921          25.968128         15,154.7910
01/01/2016 to 12/31/2016         25.968128          28.549462         13,797.0917
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.266899          14.658928          4,614.6644
01/01/2013 to 12/31/2013         14.658928          16.939516          6,761.7938
01/01/2014 to 12/31/2014         16.939516          17.291817          6,899.9306
01/01/2015 to 12/31/2015         17.291817          17.269396          6,428.9754
01/01/2016 to 12/31/2016         17.269396          17.851748          6,259.0547
--------------------------       ---------          ---------        ------------


                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007         13.728249          14.127557              0.0000
01/01/2008 to 12/31/2008         14.127557           6.197852          9,284.4113
01/01/2009 to 12/31/2009          6.197852          10.330694         20,650.6700
01/01/2010 to 12/31/2010         10.330694          12.603379         44,496.2506
01/01/2011 to 12/31/2011         12.603379          10.108878         63,687.1468
01/01/2012 to 12/31/2012         10.108878          11.857090         83,974.8176
01/01/2013 to 12/31/2013         11.857090          11.115399        110,006.8194
01/01/2014 to 12/31/2014         11.115399          10.251227        112,711.0166
01/01/2015 to 12/31/2015         10.251227           8.716743        119,219.3387
01/01/2016 to 12/31/2016          8.716743           9.589017        110,163.2567
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         17.591986          17.974290              0.0000
01/01/2008 to 12/31/2008         17.974290          10.220113          3,384.4429
01/01/2009 to 12/31/2009         10.220113          13.265896          5,678.1400
01/01/2010 to 12/31/2010         13.265896          14.580757          9,146.4747
01/01/2011 to 12/31/2011         14.580757          12.844299         17,192.9232
01/01/2012 to 12/31/2012         12.844299          14.788292         26,795.3167
01/01/2013 to 12/31/2013         14.788292          17.399665         27,072.6825
01/01/2014 to 12/31/2014         17.399665          15.973363         24,031.9468
01/01/2015 to 12/31/2015         15.973363          15.479631         23,479.5931
01/01/2016 to 12/31/2016         15.479631          15.138377         22,599.2498
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         12.680174          13.135094              0.0000
01/01/2008 to 12/31/2008         13.135094           6.900045          7,005.1128
01/01/2009 to 12/31/2009          6.900045          10.706341         18,675.5300
01/01/2010 to 12/31/2010         10.706341          13.952138         33,826.5623
01/01/2011 to 12/31/2011         13.952138          12.812565         72,362.6062
01/01/2012 to 12/31/2012         12.812565          13.813101        107,821.2364
01/01/2013 to 12/31/2013         13.813101          18.946052        127,714.2931
01/01/2014 to 12/31/2014         18.946052          18.881566        131,250.1258
01/01/2015 to 12/31/2015         18.881566          17.692722        131,647.6553
01/01/2016 to 12/31/2016         17.692722          15.978689        136,812.7180
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         20.221635          20.336557              0.0000
01/01/2008 to 12/31/2008         20.336557          11.925839          1,760.9899
01/01/2009 to 12/31/2009         11.925839          16.448908            829.1000
01/01/2010 to 12/31/2010         16.448908          18.813170          1,261.2926
01/01/2011 to 12/31/2011         18.813170          17.001221          1,324.5928
01/01/2012 to 12/31/2012         17.001221          20.323672          1,424.3017
01/01/2013 to 12/31/2013         20.323672          25.487741         24,795.0594
01/01/2014 to 12/31/2014         25.487741          25.684670         20,665.2397
01/01/2015 to 12/31/2015         25.684670          26.337542         19,108.5219
01/01/2016 to 12/31/2016         26.337542          26.044399         19,282.2242
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
11/12/2007 to 12/31/2007         13.913607          18.968127              0.0000
01/01/2008 to 12/31/2008         18.968127          10.792860         10,214.3772
01/01/2009 to 12/31/2009         10.792860          13.960044         18,148.2900
01/01/2010 to 12/31/2010         13.960044          14.791359         17,216.2144
01/01/2011 to 04/29/2011         14.791359          16.505355              0.0000
--------------------------       ---------          ---------        ------------


                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          8.720543           9.132835          6,403.8374
01/01/2011 to 12/31/2011          9.132835           8.389147         39,131.7112
01/01/2012 to 12/31/2012          8.389147          10.114598         48,815.8382
01/01/2013 to 04/26/2013         10.114598          10.754585              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         45.169350          49.361385         29,363.2395
01/01/2015 to 12/31/2015         49.361385          47.002073         26,361.5814
01/01/2016 to 12/31/2016         47.002073          53.818365         23,871.0538
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
11/12/2007 to 12/31/2007         34.838440          35.654217              0.0000
01/01/2008 to 12/31/2008         35.654217          22.308557          6,746.4609
01/01/2009 to 12/31/2009         22.308557          28.471051         17,267.9200
01/01/2010 to 12/31/2010         28.471051          32.753593         22,216.5474
01/01/2011 to 12/31/2011         32.753593          30.312976         34,397.2957
01/01/2012 to 12/31/2012         30.312976          34.383726         31,349.4587
01/01/2013 to 12/31/2013         34.383726          44.834301         32,515.3472
01/01/2014 to 04/25/2014         44.834301          45.103562              0.0000
--------------------------       ---------          ---------         -----------

METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         57.201277          59.498810          2,046.6959
01/01/2013 to 12/31/2013         59.498810          58.109453          6,086.3691
01/01/2014 to 12/31/2014         58.109453          61.234342          6,012.9045
01/01/2015 to 12/31/2015         61.234342          60.619104          5,882.6408
01/01/2016 to 12/31/2016         60.619104          61.519961          5,241.0792
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         22.232400          28.045256            293.9100
01/01/2010 to 12/31/2010         28.045256          33.153481            352.0444
01/01/2011 to 12/31/2011         33.153481          29.783498            402.3755
01/01/2012 to 12/31/2012         29.783498          33.605071            543.1259
01/01/2013 to 12/31/2013         33.605071          44.499811            528.6198
01/01/2014 to 12/31/2014         44.499811          47.809519            503.3779
01/01/2015 to 12/31/2015         47.809519          50.130141            478.4605
01/01/2016 to 12/31/2016         50.130141          49.500096            501.2381
--------------------------       ---------          ---------         -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
11/12/2007 to 12/31/2007         15.844902          16.399946              0.0000
01/01/2008 to 12/31/2008         16.399946           9.280102            658.8074
01/01/2009 to 05/01/2009          9.280102           8.827642              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013         10.262825          10.209442         93,139.7955
01/01/2014 to 12/31/2014         10.209442          10.072537         19,165.5267
01/01/2015 to 12/31/2015         10.072537           9.937467         59,989.8408
01/01/2016 to 12/31/2016          9.937467           9.815204         75,855.9666
--------------------------       ---------          ---------         -----------


                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS E) AND BEFORE THAT
 LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
MARKET SUB-ACCOUNT))
11/12/2007 to 12/31/2007         13.774900          13.835434              0.0000
01/01/2008 to 12/31/2008         13.835434          14.004883        119,585.9868
01/01/2009 to 12/31/2009         14.004883          13.848000        267,060.4700
01/01/2010 to 04/30/2010         13.848000          13.787422              0.0000
--------------------------       ---------          ---------        ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY BLACKROCK MONEY MARKET
SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         13.785892          13.663056        221,061.6293
01/01/2011 to 12/31/2011         13.663056          13.480342        344,996.2867
01/01/2012 to 12/31/2012         13.480342          13.298591        401,367.6624
01/01/2013 to 12/31/2013         13.298591          13.120262        194,758.1628
01/01/2014 to 12/31/2014         13.120262          12.944323        125,449.3143
01/01/2015 to 12/31/2015         12.944323          12.770744        104,048.4272
01/01/2016 to 12/31/2016         12.770744          12.624767         89,910.7183
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          6.028433           5.813815         72,146.5196
01/01/2013 to 12/31/2013          5.813815           7.842779         71,173.9675
01/01/2014 to 12/31/2014          7.842779           8.414137         64,093.6964
01/01/2015 to 12/31/2015          8.414137           9.176231         54,624.2667
01/01/2016 to 12/31/2016          9.176231           9.041433         50,728.2470
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
11/12/2007 to 12/31/2007         10.006468          10.356153              0.0000
01/01/2008 to 12/31/2008         10.356153           5.523230         10,759.1964
01/01/2009 to 12/31/2009          5.523230           7.830591         22,399.1200
01/01/2010 to 12/31/2010          7.830591           8.451590         39,270.2807
01/01/2011 to 12/31/2011          8.451590           8.223354         42,402.2183
01/01/2012 to 04/27/2012          8.223354           9.252749              0.0000
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         55.081361          56.184050         62,717.8994
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A))
11/12/2007 to 12/31/2007         20.272102          20.531924              0.0000
01/01/2008 to 12/31/2008         20.531924          13.604457          4,799.3133
01/01/2009 to 12/31/2009         13.604457          16.627889         31,289.3900
01/01/2010 to 12/31/2010         16.627889          19.066277         67,243.5459
01/01/2011 to 12/31/2011         19.066277          17.955680        111,202.3982
01/01/2012 to 12/31/2012         17.955680          19.589666        141,261.3700
01/01/2013 to 12/31/2013         19.589666          25.719717        149,580.7354
01/01/2014 to 12/31/2014         25.719717          28.206030        138,165.2547
01/01/2015 to 12/31/2015         28.206030          27.845395        130,452.0308
01/01/2016 to 04/29/2016         27.845395          28.033036              0.0000
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         52.265768          53.216062          7,410.2007
--------------------------       ---------          ---------        ------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))
08/12/2013 to 12/31/2013         12.018806          13.134929          9,077.3050
01/01/2014 to 12/31/2014         13.134929          14.375399         17,690.3716
01/01/2015 to 12/31/2015         14.375399          14.147090         23,583.8677
01/01/2016 to 04/29/2016         14.147090          14.237781              0.0000
--------------------------       ---------          ---------        ------------


                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         31.912083          33.143210        387,420.1973
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
11/12/2007 to 12/31/2007         19.880690          19.944234              0.0000
01/01/2008 to 12/31/2008         19.944234          17.562540         49,945.0303
01/01/2009 to 12/31/2009         17.562540          23.060235        108,268.9100
01/01/2010 to 12/31/2010         23.060235          25.521173        223,705.3438
01/01/2011 to 12/31/2011         25.521173          26.093505        349,868.4258
01/01/2012 to 12/31/2012         26.093505          28.734319        448,039.6207
01/01/2013 to 12/31/2013         28.734319          28.786923        519,811.1485
01/01/2014 to 12/31/2014         28.786923          29.702713        488,928.1806
01/01/2015 to 12/31/2015         29.702713          28.924737        466,464.0156
01/01/2016 to 04/29/2016         28.924737          29.673409              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         30.315869          31.454600         25,808.5624
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013          2.712505           2.741070         64,205.8270
01/01/2014 to 12/31/2014          2.741070           2.823222        142,658.9911
01/01/2015 to 12/31/2015          2.823222           2.741357        215,083.8883
01/01/2016 to 04/29/2016          2.741357           2.809264              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
11/12/2007 to 12/31/2007         16.613308          16.704186              0.0000
01/01/2008 to 12/31/2008         16.704186          16.391910         34,411.3978
01/01/2009 to 12/31/2009         16.391910          16.831991         93,328.8400
01/01/2010 to 12/31/2010         16.831991          17.518429        154,663.8609
01/01/2011 to 12/31/2011         17.518429          18.194252        227,511.6811
01/01/2012 to 12/31/2012         18.194252          18.496043        307,183.8713
01/01/2013 to 12/31/2013         18.496043          18.082829        343,379.4677
01/01/2014 to 12/31/2014         18.082829          18.295294        320,689.9787
01/01/2015 to 12/31/2015         18.295294          18.105386        303,236.3190
01/01/2016 to 12/31/2016         18.105386          18.045034        285,256.0518
--------------------------       ---------          ---------        ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
11/12/2007 to 12/31/2007         17.054335          17.013951              0.0000
01/01/2008 to 12/31/2008         17.013951          10.405945         16,883.0933
01/01/2009 to 12/31/2009         10.405945          14.052951         37,999.3600
01/01/2010 to 12/31/2010         14.052951          17.061319         61,170.5718
01/01/2011 to 12/31/2011         17.061319          16.431874         72,270.0844
01/01/2012 to 12/31/2012         16.431874          19.074838         75,536.9394
01/01/2013 to 12/31/2013         19.074838          26.464125         66,426.7007
01/01/2014 to 12/31/2014         26.464125          29.152187         61,410.5107
01/01/2015 to 12/31/2015         29.152187          27.008605         55,402.0306
01/01/2016 to 12/31/2016         27.008605          31.355425         51,280.6976
--------------------------       ---------          ---------        ------------


                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
11/12/2007 to 12/31/2007      33.805763          33.726846                 0.0000
01/01/2008 to 12/31/2008      33.726846          22.040453             3,651.4731
01/01/2009 to 12/31/2009      22.040453          27.238235             4,932.7700
01/01/2010 to 12/31/2010      27.238235          31.681622             9,184.1078
01/01/2011 to 12/31/2011      31.681622          29.431850            12,096.7483
01/01/2012 to 12/31/2012      29.431850          32.178497            12,709.0280
01/01/2013 to 12/31/2013      32.178497          42.145205            13,163.5394
01/01/2014 to 12/31/2014      42.145205          47.733550            13,440.5309
01/01/2015 to 12/31/2015      47.733550          44.101271            12,156.2159
01/01/2016 to 12/31/2016      44.101271          50.571703            12,194.1671

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
First MetLife Investors Variable Annuity Account One and Board of Directors of
First MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of First MetLife Investors Variable Annuity Account One (the "Separate Account") of First MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

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            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                                          AMERICAN FUNDS
                                              AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS
                                                   BOND              GLOBAL GROWTH        CAPITALIZATION            GROWTH
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------   -------------------   -------------------   ------------------
ASSETS:
   Investments at fair value..............  $         9,328,701   $        22,371,804   $         4,602,743   $       50,326,750
   Due from First MetLife Investors
     Insurance Company....................                   --                    --                    --                   --
                                            -------------------   -------------------   -------------------   ------------------
       Total Assets.......................            9,328,701            22,371,804             4,602,743           50,326,750
                                            -------------------   -------------------   -------------------   ------------------
LIABILITIES:
   Accrued fees...........................                   17                    25                    18                   19
   Due to First MetLife Investors
     Insurance Company....................                   --                    --                    --                    2
                                            -------------------   -------------------   -------------------   ------------------
       Total Liabilities..................                   17                    25                    18                   21
                                            -------------------   -------------------   -------------------   ------------------

NET ASSETS................................  $         9,328,684   $        22,371,779   $         4,602,725   $       50,326,729
                                            ===================   ===================   ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,328,684   $        22,371,779   $         4,602,725   $       50,300,000
   Net assets from contracts in payout....                   --                    --                    --               26,729
                                            -------------------   -------------------   -------------------   ------------------
       Total Net Assets...................  $         9,328,684   $        22,371,779   $         4,602,725   $       50,326,729
                                            ===================   ===================   ===================   ==================


 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                            AMERICAN FUNDS        FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                             GROWTH-INCOME         CONTRAFUND           EQUITY-INCOME           MID CAP
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        27,168,007  $        18,917,080  $            62,071  $         16,028,727
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           27,168,007           18,917,080               62,071            16,028,727
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   17                   36                   11                     3
   Due to First MetLife Investors
     Insurance Company..................                   --                    2                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   17                   38                   11                     3
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        27,167,990  $        18,917,042  $            62,060  $         16,028,724
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,142,441  $        18,917,042  $            62,060  $         16,028,724
   Net assets from contracts in payout..               25,549                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        27,167,990  $        18,917,042  $            62,060  $         16,028,724
                                          ===================  ===================  ===================  ====================

                                             FTVIPT FRANKLIN      FTVIPT FRANKLIN      FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                               INCOME VIP        MUTUAL SHARES VIP   SMALL CAP VALUE VIP      FOREIGN VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        21,429,903  $          3,942,646  $         3,903,633  $        11,685,547
   Due from First MetLife Investors
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           21,429,903             3,942,646            3,903,633           11,685,547
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                    15                   19                   24
   Due to First MetLife Investors
     Insurance Company..................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    8                    15                   19                   24
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        21,429,895  $          3,942,631  $         3,903,614  $        11,685,523
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        21,429,895  $          3,942,631  $         3,903,614  $        11,678,874
   Net assets from contracts in payout..                   --                    --                   --                6,649
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        21,429,895  $          3,942,631  $         3,903,614  $        11,685,523
                                          ===================  ====================  ===================  ===================

                                            FTVIPT TEMPLETON       INVESCO V.I.
                                             GLOBAL BOND VIP     EQUITY AND INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        11,126,554  $        18,652,645
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           11,126,554           18,652,645
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    9                   --
   Due to First MetLife Investors
     Insurance Company..................                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   10                    1
                                          -------------------  -------------------

NET ASSETS..............................  $        11,126,544  $        18,652,644
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        11,126,544  $        18,652,644
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        11,126,544  $        18,652,644
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                         LMPVET                LMPVET                LMPVET
                                                INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............   $         9,786,484   $        16,840,262   $        23,691,238   $       14,930,200
   Due from First MetLife Investors
     Insurance Company....................                    --                    --                     1                   --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................             9,786,484            16,840,262            23,691,239           14,930,200
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                    13                    33                    12                   36
   Due to First MetLife Investors
     Insurance Company....................                    --                    --                    --                   --
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    13                    33                    12                   36
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................   $         9,786,471   $        16,840,229   $        23,691,227   $       14,930,164
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         9,786,471   $        16,816,430   $        23,691,227   $       14,930,164
   Net assets from contracts in payout....                    --                23,799                    --                   --
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................   $         9,786,471   $        16,840,229   $        23,691,227   $       14,930,164
                                            ====================  ====================  ====================  ====================

                                                   LMPVET                LMPVET                LMPVET               LMPVET QS
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  VARIABLE CONSERVATIVE
                                              LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH           GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..............   $           216,971   $           461,534   $        4,385,495   $         2,269,198
   Due from First MetLife Investors
     Insurance Company....................                     1                    --                   --                    --
                                            --------------------  --------------------  --------------------  ---------------------
       Total Assets.......................               216,972               461,534            4,385,495             2,269,198
                                            --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                    22                    20                   36                    15
   Due to First MetLife Investors
     Insurance Company....................                    --                    --                   --                     1
                                            --------------------  --------------------  --------------------  ---------------------
       Total Liabilities..................                    22                    20                   36                    16
                                            --------------------  --------------------  --------------------  ---------------------

NET ASSETS................................   $           216,950   $           461,514   $        4,385,459   $         2,269,182
                                            ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $           216,950   $           461,514   $        4,385,459   $         2,269,182
   Net assets from contracts in payout....                    --                    --                   --                    --
                                            --------------------  --------------------  --------------------  ---------------------
       Total Net Assets...................   $           216,950   $           461,514   $        4,385,459   $         2,269,182
                                            ====================  ====================  ====================  =====================

                                                                       LMPVET QS
                                                  LMPVET QS        VARIABLE MODERATE
                                               VARIABLE GROWTH          GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         1,411,885  $            50,654
   Due from First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................            1,411,885               50,654
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   18                   10
   Due to First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   18                   10
                                            -------------------  -------------------

NET ASSETS................................  $         1,411,867  $            50,644
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,411,867  $            50,644
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $         1,411,867  $            50,644
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                 LMPVIT                                  MIST ALLIANZ
                                              WESTERN ASSET           MIST AB          GLOBAL INVESTORS       MIST AMERICAN
                                          VARIABLE GLOBAL HIGH    GLOBAL DYNAMIC            DYNAMIC          FUNDS BALANCED
                                               YIELD BOND           ALLOCATION         MULTI-ASSET PLUS        ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $         8,451,728  $       149,180,028  $         3,098,005  $       209,263,316
   Due from First MetLife Investors
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................             8,451,728          149,180,028            3,098,005          209,263,316
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    20                   51                   14                   16
   Due to First MetLife Investors
     Insurance Company..................                     1                    1                    1                    1
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    21                   52                   15                   17
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $         8,451,707  $       149,179,976  $         3,097,990  $       209,263,299
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         8,451,707  $       149,166,740  $         3,097,990  $       209,263,299
   Net assets from contracts in payout..                    --               13,236                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................   $         8,451,707  $       149,179,976  $         3,097,990  $       209,263,299
                                          ====================  ===================  ===================  ===================


                                             MIST AMERICAN                              MIST AMERICAN
                                             FUNDS GROWTH          MIST AMERICAN       FUNDS MODERATE       MIST AQR GLOBAL
                                              ALLOCATION           FUNDS GROWTH          ALLOCATION          RISK BALANCED
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        97,519,287  $        46,939,847  $       110,700,632  $        129,696,841
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           97,519,287           46,939,847          110,700,632           129,696,841
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   --                   33                   10                    37
   Due to First MetLife Investors
     Insurance Company..................                   --                   --                   --                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                   33                   10                    38
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        97,519,287  $        46,939,814  $       110,700,622  $        129,696,803
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        97,519,287  $        46,939,814  $       110,700,622  $        129,686,036
   Net assets from contracts in payout..                   --                   --                   --                10,767
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        97,519,287  $        46,939,814  $       110,700,622  $        129,696,803
                                          ===================  ===================  ===================  ====================


                                            MIST BLACKROCK
                                            GLOBAL TACTICAL      MIST BLACKROCK
                                              STRATEGIES           HIGH YIELD
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       270,299,808  $        19,527,459
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          270,299,808           19,527,459
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   42                   32
   Due to First MetLife Investors
     Insurance Company..................                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   43                   33
                                          -------------------  -------------------

NET ASSETS..............................  $       270,299,765  $        19,527,426
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       270,299,765  $        19,527,426
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       270,299,765  $        19,527,426
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                 MIST HARRIS
                                             MIST CLARION GLOBAL    MIST CLEARBRIDGE       MIST GOLDMAN            OAKMARK
                                                 REAL ESTATE        AGGRESSIVE GROWTH   SACHS MID CAP VALUE     INTERNATIONAL
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        22,088,823   $        48,322,696  $        23,681,222   $        53,200,170
   Due from First MetLife Investors
     Insurance Company....................                   --                     1                   --                    --
                                            --------------------  -------------------  --------------------  -------------------
       Total Assets.......................           22,088,823            48,322,697           23,681,222            53,200,170
                                            --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   31                    56                   20                    38
   Due to First MetLife Investors
     Insurance Company....................                    2                    --                   --                    --
                                            --------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   33                    56                   20                    38
                                            --------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        22,088,790   $        48,322,641  $        23,681,202   $        53,200,132
                                            ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        22,088,790   $        48,274,474  $        23,681,202   $        53,155,226
   Net assets from contracts in payout....                   --                48,167                   --                44,906
                                            --------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        22,088,790   $        48,322,641  $        23,681,202   $        53,200,132
                                            ====================  ===================  ====================  ===================

                                               MIST INVESCO
                                               BALANCED-RISK        MIST INVESCO         MIST INVESCO        MIST INVESCO
                                                ALLOCATION            COMSTOCK           MID CAP VALUE     SMALL CAP GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  ------------------
ASSETS:
   Investments at fair value..............  $        40,932,745  $        39,232,948  $       19,601,804  $       25,351,444
   Due from First MetLife Investors
     Insurance Company....................                   --                   --                  --                  --
                                            -------------------  -------------------  ------------------  ------------------
       Total Assets.......................           40,932,745           39,232,948          19,601,804          25,351,444
                                            -------------------  -------------------  ------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   28                   29                  26                  40
   Due to First MetLife Investors
     Insurance Company....................                    1                    1                  --                  --
                                            -------------------  -------------------  ------------------  ------------------
       Total Liabilities..................                   29                   30                  26                  40
                                            -------------------  -------------------  ------------------  ------------------

NET ASSETS................................  $        40,932,716  $        39,232,918  $       19,601,778  $       25,351,404
                                            ===================  ===================  ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        40,932,716  $        39,218,981  $       19,601,778  $       25,298,820
   Net assets from contracts in payout....                   --               13,937                  --              52,584
                                            -------------------  -------------------  ------------------  ------------------
       Total Net Assets...................  $        40,932,716  $        39,232,918  $       19,601,778  $       25,351,404
                                            ===================  ===================  ==================  ==================

                                                                     MIST JPMORGAN
                                                MIST JPMORGAN        GLOBAL ACTIVE
                                                  CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        29,295,080  $        62,103,788
   Due from First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           29,295,080           62,103,788
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   11                   36
   Due to First MetLife Investors
     Insurance Company....................                    1                    1
                                            -------------------  -------------------
       Total Liabilities..................                   12                   37
                                            -------------------  -------------------

NET ASSETS................................  $        29,295,068  $        62,103,751
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        29,258,935  $        62,103,751
   Net assets from contracts in payout....               36,133                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        29,295,068  $        62,103,751
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                      MIST MET/ABERDEEN
                                             MIST JPMORGAN     MIST LOOMIS SAYLES     EMERGING MARKETS      MIST MET/EATON
                                            SMALL CAP VALUE      GLOBAL MARKETS            EQUITY         VANCE FLOATING RATE
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         4,424,081  $        17,928,487  $        28,401,388  $          6,579,303
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................            4,424,081           17,928,487           28,401,388             6,579,303
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   42                   18                   13                    12
   Due to First MetLife Investors
     Insurance Company..................                   --                   --                    1                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   42                   18                   14                    13
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         4,424,039  $        17,928,469  $        28,401,374  $          6,579,290
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,424,039  $        17,928,469  $        28,401,374  $          6,579,290
   Net assets from contracts in payout..                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         4,424,039  $        17,928,469  $        28,401,374  $          6,579,290
                                          ===================  ===================  ===================  ====================

                                            MIST MET/FRANKLIN                        MIST MET/WELLINGTON
                                           LOW DURATION TOTAL   MIST MET/TEMPLETON        LARGE CAP           MIST METLIFE
                                                 RETURN         INTERNATIONAL BOND        RESEARCH        ASSET ALLOCATION 100
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        18,374,583  $          3,137,838  $         1,568,387   $       103,693,389
   Due from First MetLife Investors
     Insurance Company..................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           18,374,583             3,137,838            1,568,387           103,693,389
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   20                    30                   31                    32
   Due to First MetLife Investors
     Insurance Company..................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   20                    30                   31                    33
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        18,374,563  $          3,137,808  $         1,568,356   $       103,693,356
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        18,374,563  $          3,137,808  $         1,568,356   $       103,521,008
   Net assets from contracts in payout..                   --                    --                   --               172,348
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        18,374,563  $          3,137,808  $         1,568,356   $       103,693,356
                                          ===================  ====================  ===================  ====================

                                                                   MIST METLIFE
                                              MIST METLIFE          MULTI-INDEX
                                              BALANCED PLUS        TARGETED RISK
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       414,260,116  $        41,669,261
   Due from First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          414,260,116           41,669,261
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   18                   30
   Due to First MetLife Investors
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   18                   30
                                          -------------------  -------------------

NET ASSETS..............................  $       414,260,098  $        41,669,231
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       414,068,320  $        41,669,231
   Net assets from contracts in payout..              191,778                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       414,260,098  $        41,669,231
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                          MIST MORGAN
                                               MIST METLIFE       MIST MFS RESEARCH     STANLEY MID CAP    MIST OPPENHEIMER
                                              SMALL CAP VALUE       INTERNATIONAL           GROWTH           GLOBAL EQUITY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        35,260,917  $       29,799,204  $         9,473,095  $         3,997,418
   Due from First MetLife Investors
     Insurance Company....................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................           35,260,917          29,799,204            9,473,095            3,997,418
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   22                  51                   48                   45
   Due to First MetLife Investors
     Insurance Company....................                   --                   1                   --                    1
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   22                  52                   48                   46
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $        35,260,895  $       29,799,152  $         9,473,047  $         3,997,372
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        35,260,895  $       29,799,152  $         9,462,732  $         3,997,372
   Net assets from contracts in payout....                   --                  --               10,315                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $        35,260,895  $       29,799,152  $         9,473,047  $         3,997,372
                                            ===================  ==================  ===================  ===================

                                               MIST PANAGORA         MIST PIMCO
                                            GLOBAL DIVERSIFIED   INFLATION PROTECTED       MIST PIMCO          MIST PYRAMIS
                                                   RISK                 BOND              TOTAL RETURN       GOVERNMENT INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         3,420,059  $       62,595,420   $       134,308,113  $        46,433,847
   Due from First MetLife Investors
     Insurance Company....................                   --                  --                    --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            3,420,059          62,595,420           134,308,113           46,433,847
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   46                  10                    20                   35
   Due to First MetLife Investors
     Insurance Company....................                    1                  --                    --                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   47                  10                    20                   37
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         3,420,012  $       62,595,410   $       134,308,093  $        46,433,810
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         3,420,012  $       62,577,972   $       134,308,093  $        46,433,810
   Net assets from contracts in payout....                   --              17,438                    --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         3,420,012  $       62,595,410   $       134,308,093  $        46,433,810
                                            ===================  ===================  ===================  ===================


                                               MIST PYRAMIS         MIST SCHRODERS
                                               MANAGED RISK       GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        15,771,649  $        24,231,555
   Due from First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           15,771,649           24,231,555
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   24                   45
   Due to First MetLife Investors
     Insurance Company....................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                   24                   46
                                            -------------------  -------------------

NET ASSETS................................  $        15,771,625  $        24,231,509
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        15,771,625  $        24,231,509
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        15,771,625  $        24,231,509
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                              MIST SSGA GROWTH        MIST SSGA       MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               AND INCOME ETF        GROWTH ETF         LARGE CAP VALUE      MID CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        89,714,425  $        49,308,664  $        55,908,408  $        42,601,802
   Due from First MetLife Investors
     Insurance Company....................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           89,714,425           49,308,664           55,908,409           42,601,802
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   20                   22                   61                   14
   Due to First MetLife Investors
     Insurance Company....................                   --                   --                   --                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   20                   22                   61                   15
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        89,714,405  $        49,308,642  $        55,908,348  $        42,601,787
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        89,497,275  $        49,308,642  $        55,876,638  $        42,559,945
   Net assets from contracts in payout....              217,130                   --               31,710               41,842
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        89,714,405  $        49,308,642  $        55,908,348  $        42,601,787
                                            ===================  ===================  ===================  ===================

                                                                     MSF BARCLAYS
                                             MSF BAILLIE GIFFORD    AGGREGATE BOND        MSF BLACKROCK         MSF BLACKROCK
                                             INTERNATIONAL STOCK         INDEX             BOND INCOME      CAPITAL APPRECIATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        13,935,116   $        16,335,194  $         8,254,572   $         1,331,146
   Due from First MetLife Investors
     Insurance Company....................                   --                    --                   --                    --
                                            --------------------  -------------------  -------------------  --------------------
       Total Assets.......................           13,935,116            16,335,194            8,254,572             1,331,146
                                            --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   28                    32                   42                    59
   Due to First MetLife Investors
     Insurance Company....................                   --                     1                   --                    --
                                            --------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                   28                    33                   42                    59
                                            --------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        13,935,088   $        16,335,161  $         8,254,530   $         1,331,087
                                            ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,901,384   $        16,335,161  $         8,254,530   $         1,331,087
   Net assets from contracts in payout....               33,704                    --                   --                    --
                                            --------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        13,935,088   $        16,335,161  $         8,254,530   $         1,331,087
                                            ====================  ===================  ===================  ====================

                                               MSF BLACKROCK
                                             ULTRA-SHORT TERM      MSF FRONTIER
                                                   BOND           MID CAP GROWTH
                                                SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------------  ------------------
ASSETS:
   Investments at fair value..............  $       49,228,369  $        8,135,650
   Due from First MetLife Investors
     Insurance Company....................                  --                  --
                                            ------------------  ------------------
       Total Assets.......................          49,228,369           8,135,650
                                            ------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  71                  23
   Due to First MetLife Investors
     Insurance Company....................                   1                  --
                                            ------------------  ------------------
       Total Liabilities..................                  72                  23
                                            ------------------  ------------------

NET ASSETS................................  $       49,228,297  $        8,135,627
                                            ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       49,228,297  $        8,135,627
   Net assets from contracts in payout....                  --                  --
                                            ------------------  ------------------
       Total Net Assets...................  $       49,228,297  $        8,135,627
                                            ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016




                                              MSF JENNISON       MSF LOOMIS SAYLES     MSF LOOMIS SAYLES    MSF MET/ARTISAN
                                                 GROWTH           SMALL CAP CORE       SMALL CAP GROWTH      MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         45,005,836  $           809,088  $           475,827  $        14,575,503
   Due from First MetLife Investors
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            45,005,836              809,088              475,827           14,575,503
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    48                   13                   25                   31
   Due to First MetLife Investors
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    48                   13                   25                   31
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         45,005,788  $           809,075  $           475,802  $        14,575,472
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         45,005,788  $           794,993  $           475,802  $        14,575,472
   Net assets from contracts in payout..                    --               14,082                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         45,005,788  $           809,075  $           475,802  $        14,575,472
                                          ====================  ===================  ===================  ===================

                                               MSF MET/             MSF MET/
                                              DIMENSIONAL          WELLINGTON
                                             INTERNATIONAL         CORE EQUITY           MSF METLIFE           MSF METLIFE
                                             SMALL COMPANY        OPPORTUNITIES      ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         4,957,553  $        80,010,200  $          8,698,591  $       373,986,534
   Due from First MetLife Investors
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................            4,957,553           80,010,200             8,698,591          373,986,534
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   17                   98                    17                   25
   Due to First MetLife Investors
     Insurance Company..................                    1                    1                    --                    1
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                   18                   99                    17                   26
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         4,957,535  $        80,010,101  $          8,698,574  $       373,986,508
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,957,535  $        80,010,101  $          8,698,574  $       373,932,505
   Net assets from contracts in payout..                   --                   --                    --               54,003
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $         4,957,535  $        80,010,101  $          8,698,574  $       373,986,508
                                          ===================  ===================  ====================  ====================



                                               MSF METLIFE          MSF METLIFE
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        525,258,736  $       409,525,422
   Due from First MetLife Investors
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           525,258,736          409,525,422
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    24                   23
   Due to First MetLife Investors
     Insurance Company..................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    24                   24
                                          --------------------  -------------------

NET ASSETS..............................  $        525,258,712  $       409,525,398
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        525,258,712  $       409,482,156
   Net assets from contracts in payout..                    --               43,242
                                          --------------------  -------------------
       Total Net Assets.................  $        525,258,712  $       409,525,398
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                MSF METLIFE          MSF METLIFE            MSF MFS
                                            MID CAP STOCK INDEX      STOCK INDEX         TOTAL RETURN        MSF MFS VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         7,511,235  $       51,520,010  $         7,568,624  $        24,207,730
   Due from First MetLife Investors
     Insurance Company....................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................            7,511,235          51,520,010            7,568,624           24,207,730
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   15                  14                   40                   32
   Due to First MetLife Investors
     Insurance Company....................                   --                  --                   --                    1
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   15                  14                   40                   33
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $         7,511,220  $       51,519,996  $         7,568,584  $        24,207,697
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         7,511,220  $       51,519,996  $         7,568,584  $        24,158,032
   Net assets from contracts in payout....                   --                  --                   --               49,665
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $         7,511,220  $       51,519,996  $         7,568,584  $        24,207,697
                                            ===================  ==================  ===================  ===================

                                                  MSF MSCI          MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                 EAFE INDEX        BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $         5,875,924  $        12,490,608  $       10,344,994  $        21,990,775
   Due from First MetLife Investors
     Insurance Company....................                   --                   --                   1                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................            5,875,924           12,490,608          10,344,995           21,990,775
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   19                   39                  25                   21
   Due to First MetLife Investors
     Insurance Company....................                    1                    1                  --                    1
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                   20                   40                  25                   22
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $         5,875,904  $        12,490,568  $       10,344,970  $        21,990,753
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         5,875,904  $        12,459,020  $       10,344,970  $        21,990,753
   Net assets from contracts in payout....                   --               31,548                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $         5,875,904  $        12,490,568  $       10,344,970  $        21,990,753
                                            ===================  ===================  ==================  ===================

                                              MSF T. ROWE PRICE  MSF VAN ECK GLOBAL
                                              SMALL CAP GROWTH    NATURAL RESOURCES
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $           483,779  $         4,607,866
   Due from First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................              483,779            4,607,866
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   18                   33
   Due to First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   18                   33
                                            -------------------  -------------------

NET ASSETS................................  $           483,761  $         4,607,833
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           483,761  $         4,607,833
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $           483,761  $         4,607,833
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                             MSF WESTERN ASSET
                                                MANAGEMENT       MSF WESTERN ASSET     OPPENHEIMER VA
                                              STRATEGIC BOND        MANAGEMENT           MAIN STREET           PIMCO VIT
                                               OPPORTUNITIES      U.S. GOVERNMENT         SMALL CAP           HIGH YIELD
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       72,139,790  $        26,776,975  $         4,544,435  $           119,845
   Due from First MetLife Investors
     Insurance Company....................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................          72,139,790           26,776,975            4,544,435              119,845
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 101                   37                   14                   14
   Due to First MetLife Investors
     Insurance Company....................                   2                    1                   --                    1
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 103                   38                   14                   15
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       72,139,687  $        26,776,937  $         4,544,421  $           119,830
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       72,103,025  $        26,776,937  $         4,544,421  $           119,830
   Net assets from contracts in payout....              36,662                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       72,139,687  $        26,776,937  $         4,544,421  $           119,830
                                            ==================  ===================  ===================  ===================



                                                  PIMCO VIT           PIONEER VCT          PIONEER VCT           PUTNAM VT
                                                LOW DURATION         MID CAP VALUE     REAL ESTATE SHARES      EQUITY INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $            62,290  $         2,336,422  $            12,016  $            73,758
   Due from First MetLife Investors
     Insurance Company....................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................               62,290            2,336,422               12,016               73,758
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   12                   27                    9                   10
   Due to First MetLife Investors
     Insurance Company....................                    1                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   13                   28                    9                   10
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            62,277  $         2,336,394  $            12,007  $            73,748
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            62,277  $         2,336,394  $            12,007  $            73,748
   Net assets from contracts in payout....                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            62,277  $         2,336,394  $            12,007  $            73,748
                                            ===================  ===================  ===================  ===================



                                                  PUTNAM VT       RUSSELL AGGRESSIVE
                                              MULTI-CAP GROWTH          EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $           212,055  $             4,261
   Due from First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................              212,055                4,261
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    3                    4
   Due to First MetLife Investors
     Insurance Company....................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                    3                    4
                                            -------------------  -------------------

NET ASSETS................................  $           212,052  $             4,257
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           212,052  $             4,257
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $           212,052  $             4,257
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016



                                                                  RUSSELL GLOBAL REAL    RUSSELL MULTI-STYLE
                                            RUSSELL CORE BOND      ESTATE SECURITIES           EQUITY           RUSSELL NON-U.S.
                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $              23,702  $              7,846  $              45,179  $             11,557
   Due from First MetLife Investors
     Insurance Company..................                      1                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................                 23,703                 7,846                 45,179                11,557
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      6                     5                      6                     5
   Due to First MetLife Investors
     Insurance Company..................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                      6                     5                      6                     5
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $              23,697  $              7,841  $              45,173  $             11,552
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              23,697  $              7,841  $              45,173  $             11,552
   Net assets from contracts in payout..                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $              23,697  $              7,841  $              45,173  $             11,552
                                          =====================  ====================  =====================  ====================

                                            TAP 1919 VARIABLE
                                           SOCIALLY RESPONSIVE
                                                BALANCED
                                               SUB-ACCOUNT
                                          --------------------
ASSETS:
   Investments at fair value............  $             13,808
   Due from First MetLife Investors
     Insurance Company..................                    --
                                          --------------------
        Total Assets....................                13,808
                                          --------------------
LIABILITIES:
   Accrued fees.........................                    13
   Due to First MetLife Investors
     Insurance Company..................                    --
                                          --------------------
        Total Liabilities...............                    13
                                          --------------------

NET ASSETS..............................  $             13,795
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             13,795
   Net assets from contracts in payout..                    --
                                          --------------------
        Total Net Assets................  $             13,795
                                          ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS
                                                    BOND             GLOBAL GROWTH       CAPITALIZATION           GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           162,554  $           206,019  $            11,449  $           378,630
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              107,942              284,874               43,229              613,938
      Administrative charges...............               24,755               56,497               11,321              124,128
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              132,697              341,371               54,550              738,066
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               29,857            (135,352)             (43,101)            (359,436)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               34,255            1,924,310              847,211            4,493,543
      Realized gains (losses) on sale of
        investments........................               16,374              158,410               26,648              618,312
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               50,629            2,082,720              873,859            5,111,855
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               88,466          (2,198,395)            (785,838)            (997,154)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              139,095            (115,675)               88,021            4,114,701
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           168,952  $         (251,027)  $            44,920  $         3,755,265
                                             ===================  ===================  ===================  ===================


                                                AMERICAN FUNDS       FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                 GROWTH-INCOME        CONTRAFUND          EQUITY-INCOME           MID CAP
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           387,537  $           132,465  $             1,243  $            48,158
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              352,702              238,178                  775              168,198
      Administrative charges...............               66,279               46,531                  164               37,957
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              418,981              284,709                  939              206,155
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (31,444)            (152,244)                  304            (157,997)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            2,941,450            1,513,584                4,700              952,303
      Realized gains (losses) on sale of
        investments........................              281,186              228,223                (542)               25,285
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            3,222,636            1,741,807                4,158              977,588
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (721,423)            (448,739)                5,572              718,949
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,501,213            1,293,068                9,730            1,696,537
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,469,769  $         1,140,824  $            10,034  $         1,538,540
                                             ===================  ===================  ===================  ===================


                                               FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                                 INCOME VIP        MUTUAL SHARES VIP
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,047,226  $            75,575
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              263,529               42,780
      Administrative charges...............               52,283                9,296
                                             -------------------  -------------------
        Total expenses.....................              315,812               52,076
                                             -------------------  -------------------
          Net investment income (loss).....              731,414               23,499
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              311,334
      Realized gains (losses) on sale of
        investments........................            (175,498)               39,760
                                             -------------------  -------------------
          Net realized gains (losses)......            (175,498)              351,094
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,872,606              139,253
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,697,108              490,347
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,428,522  $           513,846
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                               FTVIPT FRANKLIN      FTVIPT TEMPLETON     FTVIPT TEMPLETON      INVESCO V.I.
                                             SMALL CAP VALUE VIP       FOREIGN VIP        GLOBAL BOND VIP    EQUITY AND INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            28,762  $           222,300  $                --  $           291,848
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               38,045              170,349              120,060              199,649
      Administrative charges...............                8,768               28,287               27,158               44,227
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               46,813              198,636              147,218              243,876
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (18,051)               23,664            (147,218)               47,972
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              528,571              198,813                9,339              564,080
      Realized gains (losses) on sale of
        investments........................               12,875            (158,417)            (162,588)              214,743
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              541,446               40,396            (153,249)              778,823
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              377,639              555,586              459,013            1,419,079
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              919,085              595,982              305,764            2,197,902
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           901,034  $           619,646  $           158,546  $         2,245,874
                                             ===================  ===================  ===================  ===================

                                                                          LMPVET                LMPVET                LMPVET
                                                 INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           116,796    $           107,245   $           304,092  $           205,006
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              107,313                203,468               261,093              170,035
      Administrative charges...............               24,932                 41,457                57,842               36,271
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................              132,245                244,925               318,935              206,306
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....             (15,449)              (137,680)              (14,843)              (1,300)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                860,361               514,265                   --
      Realized gains (losses) on sale of
        investments........................              113,701                387,128               724,264              427,890
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......              113,701              1,247,489             1,238,529              427,890
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (298,445)            (1,161,909)               621,594            1,376,327
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (184,744)                 85,580             1,860,123            1,804,217
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (200,193)    $          (52,100)   $         1,845,280  $         1,802,917
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,097   $              6,644
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,156                  6,281
      Administrative charges...............                  541                  1,053
                                             --------------------  --------------------
        Total expenses.....................                3,697                  7,334
                                             --------------------  --------------------
          Net investment income (loss).....              (2,600)                  (690)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               17,558                  9,018
      Realized gains (losses) on sale of
        investments........................                7,971                  6,633
                                             --------------------  --------------------
          Net realized gains (losses)......               25,529                 15,651
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (11,280)                 35,803
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               14,249                 51,454
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            11,649   $             50,764
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                    LMPVET               LMPVET QS                                  LMPVET QS
                                             CLEARBRIDGE VARIABLE  VARIABLE CONSERVATIVE       LMPVET QS        VARIABLE MODERATE
                                               SMALL CAP GROWTH           GROWTH            VARIABLE GROWTH          GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  ---------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $                --    $            53,840   $            19,863  $            1,020
                                             --------------------  ---------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               49,809                 27,173                16,504                 665
      Administrative charges...............               10,717                  5,891                 3,411                 123
                                             --------------------  ---------------------  -------------------  ------------------
        Total expenses.....................               60,526                 33,064                19,915                 788
                                             --------------------  ---------------------  -------------------  ------------------
          Net investment income (loss).....             (60,526)                 20,776                  (52)                 232
                                             --------------------  ---------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              174,856                     --                51,370                 661
      Realized gains (losses) on sale of
        investments........................               73,811                 56,559                13,304               1,059
                                             --------------------  ---------------------  -------------------  ------------------
          Net realized gains (losses)......              248,667                 56,559                64,674               1,720
                                             --------------------  ---------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................              (2,374)                 58,162                27,212               1,085
                                             --------------------  ---------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              246,293                114,721                91,886               2,805
                                             --------------------  ---------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           185,767    $           135,497   $            91,834  $            3,037
                                             ====================  =====================  ===================  ==================

                                                    LMPVIT                                 MIST ALLIANZ
                                                 WESTERN ASSET           MIST AB         GLOBAL INVESTORS       MIST AMERICAN
                                             VARIABLE GLOBAL HIGH    GLOBAL DYNAMIC           DYNAMIC          FUNDS BALANCED
                                                  YIELD BOND           ALLOCATION        MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $           514,747  $         2,417,591  $             1,312  $        3,325,031
                                             --------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               100,277            1,858,291               32,068           2,720,829
      Administrative charges...............                20,937              381,119                6,954             516,845
                                             --------------------  -------------------  -------------------  ------------------
        Total expenses.....................               121,214            2,239,410               39,022           3,237,674
                                             --------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....               393,533              178,181             (37,710)              87,357
                                             --------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --            1,558,003                   --          17,306,188
      Realized gains (losses) on sale of
        investments........................             (191,677)              945,736              (6,760)           1,354,586
                                             --------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......             (191,677)            2,503,739              (6,760)          18,660,774
                                             --------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               900,004              505,167               56,870         (6,421,078)
                                             --------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               708,327            3,008,906               50,110          12,239,696
                                             --------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         1,101,860  $         3,187,087  $            12,400  $       12,327,053
                                             ====================  ===================  ===================  ==================


                                                 MIST AMERICAN
                                                 FUNDS GROWTH         MIST AMERICAN
                                                  ALLOCATION          FUNDS GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,240,867  $           135,874
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,302,123              619,322
      Administrative charges...............              238,734              114,207
                                             -------------------  -------------------
        Total expenses.....................            1,540,857              733,529
                                             -------------------  -------------------
          Net investment income (loss).....            (299,990)            (597,655)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            9,663,133           11,636,096
      Realized gains (losses) on sale of
        investments........................              624,161              477,730
                                             -------------------  -------------------
          Net realized gains (losses)......           10,287,294           12,113,826
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,354,771)          (8,192,777)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            6,932,523            3,921,049
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,632,533  $         3,323,394
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                MIST AMERICAN                             MIST BLACKROCK
                                               FUNDS MODERATE       MIST AQR GLOBAL       GLOBAL TACTICAL      MIST BLACKROCK
                                                 ALLOCATION          RISK BALANCED          STRATEGIES           HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,095,004  $                --  $         4,013,255  $         1,237,669
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,473,345            1,607,088            3,386,559              256,139
      Administrative charges...............              275,271              330,895              690,768               47,143
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,748,616            1,937,983            4,077,327              303,282
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              346,388          (1,937,983)             (64,072)              934,387
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,116,533                   --           22,627,364                   --
      Realized gains (losses) on sale of
        investments........................              356,055          (3,172,683)               19,696            (371,006)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            7,472,588          (3,172,683)           22,647,060            (371,006)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,086,342)           14,534,839         (14,679,169)            1,586,110
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,386,246           11,362,156            7,967,891            1,215,104
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,732,634  $         9,424,173  $         7,903,819  $         2,149,491
                                             ===================  ===================  ===================  ===================

                                                                                                                  MIST HARRIS
                                             MIST CLARION GLOBAL   MIST CLEARBRIDGE        MIST GOLDMAN             OAKMARK
                                                 REAL ESTATE       AGGRESSIVE GROWTH    SACHS MID CAP VALUE      INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           481,691  $           203,520  $           191,348   $         1,109,750
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              313,702              690,783              316,181               720,131
      Administrative charges...............               58,034              122,006               57,299               129,299
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              371,736              812,789              373,480               849,430
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              109,955            (609,269)            (182,132)               260,320
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --            1,786,584             3,510,682
      Realized gains (losses) on sale of
        investments........................              151,764            2,055,130            (584,577)           (1,218,644)
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......              151,764            2,055,130            1,202,007             2,292,038
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (353,417)          (1,032,442)            1,515,714               797,337
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (201,653)            1,022,688            2,717,721             3,089,375
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (91,698)  $           413,419  $         2,535,589   $         3,349,695
                                             ===================  ===================  ====================  ===================

                                                 MIST INVESCO
                                                 BALANCED-RISK        MIST INVESCO
                                                  ALLOCATION            COMSTOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             54,249  $           927,502
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               442,014              451,696
      Administrative charges...............                91,466               91,631
                                             --------------------  -------------------
        Total expenses.....................               533,480              543,327
                                             --------------------  -------------------
          Net investment income (loss).....             (479,231)              384,175
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --            2,839,663
      Realized gains (losses) on sale of
        investments........................             (201,160)              560,107
                                             --------------------  -------------------
          Net realized gains (losses)......             (201,160)            3,399,770
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             4,080,988            1,677,383
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             3,879,828            5,077,153
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          3,400,597  $         5,461,328
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                                            MIST JPMORGAN
                                                MIST INVESCO        MIST INVESCO        MIST JPMORGAN       GLOBAL ACTIVE
                                                MID CAP VALUE     SMALL CAP GROWTH        CORE BOND          ALLOCATION
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          116,484  $               --  $          833,736  $         1,296,730
                                             ------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             240,445             338,862             408,104              714,873
      Administrative charges...............              45,910              61,186              74,240              153,294
                                             ------------------  ------------------  ------------------  -------------------
        Total expenses.....................             286,355             400,048             482,344              868,167
                                             ------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....           (169,871)           (400,048)             351,392              428,563
                                             ------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             893,797           4,618,623                  --            1,039,572
      Realized gains (losses) on sale of
        investments........................             145,799           (309,341)                 182               32,247
                                             ------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......           1,039,596           4,309,282                 182            1,071,819
                                             ------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           1,651,354         (1,576,836)           (188,241)            (553,159)
                                             ------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           2,690,950           2,732,446           (188,059)              518,660
                                             ------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        2,521,079  $        2,332,398  $          163,333  $           947,223
                                             ==================  ==================  ==================  ===================

                                                                                             MIST MET/
                                                                                             ABERDEEN
                                                 MIST JPMORGAN     MIST LOOMIS SAYLES    EMERGING MARKETS      MIST MET/EATON
                                                SMALL CAP VALUE      GLOBAL MARKETS           EQUITY         VANCE FLOATING RATE
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            72,429  $           312,875  $           285,961  $           258,680
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               56,936              257,493              394,481               91,307
      Administrative charges...............                9,791               46,261               73,413               16,756
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               66,727              303,754              467,894              108,063
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....                5,702                9,121            (181,933)              150,617
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              263,498              598,544                   --                   --
      Realized gains (losses) on sale of
        investments........................               65,104              445,070            (523,577)             (51,918)
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......              328,602            1,043,614            (523,577)             (51,918)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              700,664            (476,671)            3,588,963              388,345
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,029,266              566,943            3,065,386              336,427
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,034,968  $           576,064  $         2,883,453  $           487,044
                                             ===================  ===================  ===================  ====================


                                               MIST MET/FRANKLIN
                                              LOW DURATION TOTAL   MIST MET/TEMPLETON
                                                    RETURN         INTERNATIONAL BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           532,647  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              247,090               38,020
      Administrative charges...............               45,836                7,577
                                             -------------------  -------------------
        Total expenses.....................              292,926               45,597
                                             -------------------  -------------------
          Net investment income (loss).....              239,721             (45,597)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                7,929
      Realized gains (losses) on sale of
        investments........................            (135,840)             (45,776)
                                             -------------------  -------------------
          Net realized gains (losses)......            (135,840)             (37,847)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              166,889               69,574
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               31,049               31,727
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           270,770  $          (13,870)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                             MIST MET/WELLINGTON                                                MIST METLIFE
                                                  LARGE CAP           MIST METLIFE         MIST METLIFE          MULTI-INDEX
                                                  RESEARCH        ASSET ALLOCATION 100     BALANCED PLUS        TARGETED RISK
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            37,318   $         2,250,372  $        11,387,781  $           523,969
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               23,423             1,408,053            4,766,733              477,659
      Administrative charges...............                4,052               249,888              997,847               98,416
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               27,475             1,657,941            5,764,580              576,075
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....                9,843               592,431            5,623,201             (52,106)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              109,802            12,838,057            4,408,173                   --
      Realized gains (losses) on sale of
        investments........................               58,735               470,507              513,582               71,819
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......              168,537            13,308,564            4,921,755               71,819
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (72,928)           (6,889,824)           15,460,181            1,116,823
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               95,609             6,418,740           20,381,936            1,188,642
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           105,452   $         7,011,171  $        26,005,137  $         1,136,536
                                             ===================  ====================  ===================  ===================

                                                                                           MIST MORGAN
                                                 MIST METLIFE      MIST MFS RESEARCH     STANLEY MID CAP     MIST OPPENHEIMER
                                                SMALL CAP VALUE      INTERNATIONAL           GROWTH            GLOBAL EQUITY
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           334,226  $           605,239  $                --  $            35,671
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              446,913              418,020              115,115               43,599
      Administrative charges...............               79,345               75,515               24,190                9,872
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              526,258              493,535              139,305               53,471
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (192,032)              111,704            (139,305)             (17,800)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              855,122                   --                   --              195,787
      Realized gains (losses) on sale of
        investments........................            (355,844)            (285,742)              111,132               26,917
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              499,278            (285,742)              111,132              222,704
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,078,847            (608,834)            (958,689)            (261,446)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,578,125            (894,576)            (847,557)             (38,742)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,386,093  $         (782,872)  $         (986,862)  $          (56,542)
                                             ===================  ===================  ===================  ===================

                                                MIST PANAGORA         MIST PIMCO
                                             GLOBAL DIVERSIFIED   INFLATION PROTECTED
                                                    RISK                 BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            56,297  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               24,651              884,441
      Administrative charges...............                4,855              161,639
                                             -------------------  -------------------
        Total expenses.....................               29,506            1,046,080
                                             -------------------  -------------------
          Net investment income (loss).....               26,791          (1,046,080)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               62,054                   --
      Realized gains (losses) on sale of
        investments........................                2,885          (1,049,721)
                                             -------------------  -------------------
          Net realized gains (losses)......               64,939          (1,049,721)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (70,755)            4,232,442
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (5,816)            3,182,721
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            20,975  $         2,136,641
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                 MIST PIMCO          MIST PYRAMIS         MIST PYRAMIS       MIST SCHRODERS
                                                TOTAL RETURN       GOVERNMENT INCOME      MANAGED RISK     GLOBAL MULTI-ASSET
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,604,393  $        1,001,788  $           115,442  $           333,693
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,889,300             568,440              182,375              283,180
      Administrative charges...............              350,938             121,184               38,232               59,819
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            2,240,238             689,624              220,607              342,999
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            1,364,155             312,164            (105,165)              (9,306)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                  --               38,944              325,453
      Realized gains (losses) on sale of
        investments........................            (933,609)              23,841            (114,631)               61,296
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            (933,609)              23,841             (75,687)              386,749
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,021,568           (402,364)              570,718              598,052
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               87,959           (378,523)              495,031              984,801
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,452,114  $         (66,359)  $           389,866  $           975,495
                                             ===================  ==================  ===================  ===================


                                               MIST SSGA GROWTH        MIST SSGA       MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                                AND INCOME ETF        GROWTH ETF         LARGE CAP VALUE      MID CAP GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         2,114,535  $         1,037,054  $         1,513,687  $               --
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,167,627              616,091              742,656             584,100
      Administrative charges...............              224,851              121,969              135,350             105,358
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            1,392,478              738,060              878,006             689,458
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....              722,057              298,994              635,681           (689,458)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            5,130,858            3,111,162            6,308,350           6,415,433
      Realized gains (losses) on sale of
        investments........................              (6,999)            (217,095)            1,807,635             474,138
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            5,123,859            2,894,067            8,115,985           6,889,571
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,177,056)            (803,023)          (1,594,170)         (4,384,954)
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,946,803            2,091,044            6,521,815           2,504,617
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,668,860  $         2,390,038  $         7,157,496  $        1,815,159
                                             ===================  ===================  ===================  ==================

                                                                       MSF BARCLAYS
                                              MSF BAILLIE GIFFORD     AGGREGATE BOND
                                              INTERNATIONAL STOCK          INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           199,249   $           420,351
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              194,562               202,398
      Administrative charges...............               35,918                39,228
                                             --------------------  -------------------
        Total expenses.....................              230,480               241,626
                                             --------------------  -------------------
          Net investment income (loss).....             (31,231)               178,725
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................              119,408              (10,707)
                                             --------------------  -------------------
          Net realized gains (losses)......              119,408              (10,707)
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              468,003             (150,910)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              587,411             (161,617)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           556,180   $            17,108
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                           MSF BLACKROCK
                                                 MSF BLACKROCK        MSF BLACKROCK      ULTRA-SHORT TERM       MSF FRONTIER
                                                  BOND INCOME     CAPITAL APPRECIATION         BOND            MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           253,395   $                --  $             1,891  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              104,668                19,357              706,962              115,065
      Administrative charges...............               20,813                 3,196              127,842               20,641
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              125,481                22,553              834,804              135,706
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....              127,914              (22,553)            (832,913)            (135,706)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --               118,058                1,020            1,040,189
      Realized gains (losses) on sale of
        investments........................              (4,531)                13,569                5,464             (28,404)
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......              (4,531)               131,627                6,484            1,011,785
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (8,439)             (126,958)               54,808            (595,636)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (12,970)                 4,669               61,292              416,149
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           114,944   $          (17,884)  $         (771,621)  $           280,443
                                             ===================  ====================  ===================  ===================



                                                 MSF JENNISON      MSF LOOMIS SAYLES    MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                                    GROWTH          SMALL CAP CORE      SMALL CAP GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            10,000  $               532  $                --  $           120,416
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              626,729               11,917                4,550              196,209
      Administrative charges...............              113,817                1,922                1,215               34,809
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              740,546               13,839                5,765              231,018
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (730,546)             (13,307)              (5,765)            (110,602)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            5,990,709               73,754               56,823            1,581,783
      Realized gains (losses) on sale of
        investments........................              525,667                3,458                6,131               36,454
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            6,516,376               77,212               62,954            1,618,237
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (6,713,230)               64,880             (29,671)            1,161,510
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (196,854)              142,092               33,283            2,779,747
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (927,400)  $           128,785  $            27,518  $         2,669,145
                                             ===================  ===================  ===================  ===================

                                                  MSF MET/             MSF MET/
                                                 DIMENSIONAL          WELLINGTON
                                                INTERNATIONAL         CORE EQUITY
                                                SMALL COMPANY        OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           94,861  $         1,191,463
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              65,393            1,023,241
      Administrative charges...............              12,420              188,709
                                             ------------------  -------------------
        Total expenses.....................              77,813            1,211,950
                                             ------------------  -------------------
          Net investment income (loss).....              17,048             (20,487)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             310,934            3,556,666
      Realized gains (losses) on sale of
        investments........................           (122,712)            (452,898)
                                             ------------------  -------------------
          Net realized gains (losses)......             188,222            3,103,768
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (4,285)              747,718
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             183,937            3,851,486
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          200,985  $         3,830,999
                                             ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 MSF METLIFE          MSF METLIFE          MSF METLIFE          MSF METLIFE
                                             ASSET ALLOCATION 20  ASSET ALLOCATION 40  ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          316,851   $        13,685,367  $        16,524,279  $        11,886,656
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             133,283             5,152,589            6,869,199            5,628,209
      Administrative charges...............              24,434               958,944            1,314,664            1,009,932
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................             157,717             6,111,533            8,183,863            6,638,141
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             159,134             7,573,834            8,340,416            5,248,515
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             328,325            25,191,331           47,667,782           48,118,098
      Realized gains (losses) on sale of
        investments........................            (68,012)           (2,988,070)          (4,109,604)          (3,381,626)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             260,313            22,203,261           43,558,178           44,736,472
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (44,358)          (13,298,039)         (24,192,964)         (25,426,322)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             215,955             8,905,222           19,365,214           19,310,150
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          375,089   $        16,479,056  $        27,705,630  $        24,558,665
                                             ===================  ===================  ===================  ===================

                                                  MSF METLIFE           MSF METLIFE            MSF MFS
                                              MID CAP STOCK INDEX       STOCK INDEX         TOTAL RETURN         MSF MFS VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            67,543   $           884,311  $           210,981  $           483,164
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               90,264               699,098               96,755              289,690
      Administrative charges...............               16,990               122,281               19,178               58,027
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................              107,254               821,379              115,933              347,717
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (39,711)                62,932               95,048              135,447
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              523,646             2,204,915              327,055            2,118,930
      Realized gains (losses) on sale of
        investments........................              204,028             1,637,367              187,257             (36,740)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              727,674             3,842,282              514,312            2,082,190
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              486,089               665,714             (62,139)              538,333
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,213,763             4,507,996              452,173            2,620,523
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,174,052   $         4,570,928  $           547,221  $         2,755,970
                                             ====================  ===================  ===================  ===================

                                                   MSF MSCI           MSF NEUBERGER
                                                  EAFE INDEX         BERMAN GENESIS
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           143,815  $            24,873
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               77,962              167,548
      Administrative charges...............               14,929               29,742
                                             -------------------  -------------------
        Total expenses.....................               92,891              197,290
                                             -------------------  -------------------
          Net investment income (loss).....               50,924            (172,417)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              (6,198)              484,534
                                             -------------------  -------------------
          Net realized gains (losses)......              (6,198)              484,534
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (66,937)            1,546,226
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (73,135)            2,030,760
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (22,211)  $         1,858,343
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016




                                               MSF RUSSELL 2000     MSF T. ROWE PRICE    MSF T. ROWE PRICE  MSF VAN ECK GLOBAL
                                                     INDEX          LARGE CAP GROWTH     SMALL CAP GROWTH    NATURAL RESOURCES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           100,916  $                56  $               157  $            28,508
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              123,688              303,035                6,894               65,302
      Administrative charges...............               23,286               54,920                1,166               12,051
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              146,974              357,955                8,060               77,353
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (46,058)            (357,899)              (7,903)             (48,845)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              563,667            2,771,464               62,979                   --
      Realized gains (losses) on sale of
        investments........................              103,806            (166,152)               17,221            (536,936)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              667,473            2,605,312               80,200            (536,936)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,073,565          (2,232,068)             (28,794)            2,377,119
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,741,038              373,244               51,406            1,840,183
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,694,980  $            15,345  $            43,503  $         1,791,338
                                             ===================  ===================  ===================  ===================

                                              MSF WESTERN ASSET
                                                 MANAGEMENT        MSF WESTERN ASSET     OPPENHEIMER VA
                                               STRATEGIC BOND         MANAGEMENT           MAIN STREET           PIMCO VIT
                                                OPPORTUNITIES       U.S. GOVERNMENT         SMALL CAP           HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,124,780  $           651,000  $           10,509  $             6,356
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              601,976              344,924              44,934                1,446
      Administrative charges...............              122,731               69,364              10,431                  301
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              724,707              414,288              55,365                1,747
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....              400,073              236,712            (44,856)                4,609
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --             161,774                   --
      Realized gains (losses) on sale of
        investments........................              105,101             (38,721)              68,031                  994
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......              105,101             (38,721)             229,805                  994
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,102,236            (324,309)             463,640                7,076
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,207,337            (363,030)             693,445                8,070
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,607,410  $         (126,318)  $          648,589  $            12,679
                                             ===================  ===================  ==================  ===================



                                                   PIMCO VIT           PIONEER VCT
                                                 LOW DURATION         MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               945  $             9,747
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  750               24,327
      Administrative charges...............                  156                5,186
                                             -------------------  -------------------
        Total expenses.....................                  906               29,513
                                             -------------------  -------------------
          Net investment income (loss).....                   39             (19,766)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              130,261
      Realized gains (losses) on sale of
        investments........................                    5                3,898
                                             -------------------  -------------------
          Net realized gains (losses)......                    5              134,159
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                 (62)              176,975
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                 (57)              311,134
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              (18)  $           291,368
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                   PIONEER VCT            PUTNAM VT             PUTNAM VT        RUSSELL AGGRESSIVE
                                               REAL ESTATE SHARES       EQUITY INCOME       MULTI-CAP GROWTH           EQUITY
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                386  $              1,013  $              2,109  $                 31
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   165                   739                 2,677                    45
      Administrative charges................                    29                   102                   320                     4
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   194                   841                 2,997                    49
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                   192                   172                 (888)                  (18)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                 2,207                   954                20,723                     2
      Realized gains (losses) on sale of
        investments.........................                   170                   809                 9,633                     2
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 2,377                 1,763                30,356                     4
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               (2,092)                 6,116              (14,929)                   637
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                   285                 7,879                15,427                   641
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                477  $              8,051  $             14,539  $                623
                                              ====================  ====================  ====================  ====================


                                                                     RUSSELL GLOBAL REAL   RUSSELL MULTI-STYLE
                                                RUSSELL CORE BOND     ESTATE SECURITIES          EQUITY           RUSSELL NON-U.S.
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                386  $                360  $                435  $                364
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   300                    97                   525                   139
      Administrative charges................                    35                    11                    62                    15
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   335                   108                   587                   154
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                    51                   252                 (152)                   210
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   679                   245                 2,783                    --
      Realized gains (losses) on sale of
        investments.........................                    --                     8                    70                    12
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                   679                   253                 2,853                    12
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 (338)                 (380)                 1,070                 (111)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                   341                 (127)                 3,923                  (99)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                392  $                125  $              3,771  $                111
                                              ====================  ====================  ====================  ====================

                                                TAP 1919 VARIABLE
                                               SOCIALLY RESPONSIVE
                                                    BALANCED
                                                   SUB-ACCOUNT
                                              --------------------
INVESTMENT INCOME:
      Dividends.............................  $                129
                                              --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   197
      Administrative charges................                    36
                                              --------------------
        Total expenses......................                   233
                                              --------------------
           Net investment income (loss).....                 (104)
                                              --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   862
      Realized gains (losses) on sale of
        investments.........................                 (758)
                                              --------------------
           Net realized gains (losses)......                   104
                                              --------------------
      Change in unrealized gains (losses)
        on investments......................                   680
                                              --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                   784
                                              --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                680
                                              ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                               AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2016            2015              2016            2015
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        29,857  $        32,864  $     (135,352)  $     (137,968)
   Net realized gains (losses)........           50,629          232,251        2,082,720        3,083,785
   Change in unrealized gains
     (losses) on investments..........           88,466        (369,445)      (2,198,395)      (1,554,636)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          168,952        (104,330)        (251,027)        1,391,181
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          208,627          124,640          254,129          191,745
   Net transfers (including fixed
     account).........................        (199,767)        (207,854)          381,730      (1,014,655)
   Contract charges...................         (83,666)         (82,374)        (164,820)        (169,785)
   Transfers for contract benefits
     and terminations.................        (930,588)        (873,356)      (2,096,879)      (1,819,300)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,005,394)      (1,038,944)      (1,625,840)      (2,811,995)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        (836,442)      (1,143,274)      (1,876,867)      (1,420,814)
NET ASSETS:
   Beginning of year..................       10,165,126       11,308,400       24,248,646       25,669,460
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     9,328,684  $    10,165,126  $    22,371,779  $    24,248,646
                                        ===============  ===============  ===============  ===============


                                                 AMERICAN FUNDS
                                           GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2016            2015             2016              2015
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (43,101)  $      (61,139)  $     (359,436)  $     (501,444)
   Net realized gains (losses)........          873,859          551,557        5,111,855       13,143,719
   Change in unrealized gains
     (losses) on investments..........        (785,838)        (505,256)        (997,154)      (9,743,166)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           44,920         (14,838)        3,755,265        2,899,109
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           81,269           46,690          126,588          161,980
   Net transfers (including fixed
     account).........................          158,757          (6,034)      (1,165,072)      (2,197,056)
   Contract charges...................         (35,616)         (35,339)        (353,817)        (355,389)
   Transfers for contract benefits
     and terminations.................        (307,173)        (263,057)      (4,165,390)      (4,553,347)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (102,763)        (257,740)      (5,557,691)      (6,943,812)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (57,843)        (272,578)      (1,802,426)      (4,044,703)
NET ASSETS:
   Beginning of year..................        4,660,568        4,933,146       52,129,155       56,173,858
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     4,602,725  $     4,660,568  $    50,326,729  $    52,129,155
                                        ===============  ===============  ===============  ===============



                                           AMERICAN FUNDS GROWTH-INCOME          FIDELITY VIP CONTRAFUND
                                                    SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2016             2015              2016             2015
                                        ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (31,444)  $      (88,773)  $     (152,244)   $     (131,080)
   Net realized gains (losses)........         3,222,636        4,859,758        1,741,807         2,424,282
   Change in unrealized gains
     (losses) on investments..........         (721,423)      (4,776,095)        (448,739)       (2,450,487)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         2,469,769          (5,110)        1,140,824         (157,285)
                                        ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           578,369          499,381          154,457           109,859
   Net transfers (including fixed
     account).........................         (318,770)        (358,681)           66,945         (400,364)
   Contract charges...................         (176,956)        (174,618)        (134,870)         (136,610)
   Transfers for contract benefits
     and terminations.................       (2,592,451)      (2,451,638)      (1,512,296)       (1,636,934)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (2,509,808)      (2,485,556)      (1,425,764)       (2,064,049)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................          (40,039)      (2,490,666)        (284,940)       (2,221,334)
NET ASSETS:
   Beginning of year..................        27,208,029       29,698,695       19,201,982        21,423,316
                                        ----------------  ---------------  ---------------   ---------------
   End of year........................  $     27,167,990  $    27,208,029  $    18,917,042   $    19,201,982
                                        ================  ===============  ===============   ===============



                                           FIDELITY VIP EQUITY-INCOME
                                                   SUB-ACCOUNT
                                        ---------------------------------
                                              2016             2015
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $           304  $          1,152
   Net realized gains (losses)........            4,158             8,502
   Change in unrealized gains
     (losses) on investments..........            5,572          (13,758)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           10,034           (4,104)
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --                --
   Net transfers (including fixed
     account).........................            (477)               353
   Contract charges...................            (472)             (498)
   Transfers for contract benefits
     and terminations.................         (18,828)          (11,529)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (19,777)          (11,674)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................          (9,743)          (15,778)
NET ASSETS:
   Beginning of year..................           71,803            87,581
                                        ---------------  ----------------
   End of year........................  $        62,060  $         71,803
                                        ===============  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           FIDELITY VIP MID CAP           FTVIPT FRANKLIN INCOME VIP
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015              2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (157,997)  $     (181,361)  $       731,414  $       729,211
   Net realized gains (losses).....          977,588        2,173,723        (175,498)         (20,122)
   Change in unrealized gains
     (losses) on investments.......          718,949      (2,422,001)        1,872,606      (2,703,315)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,538,540        (429,639)        2,428,522      (1,994,226)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          150,891          241,608          264,284          214,349
   Net transfers (including fixed
     account)......................           34,676           34,825        (341,359)          530,095
   Contract charges................        (104,892)        (105,827)        (146,033)        (147,046)
   Transfers for contract benefits
     and terminations..............        (926,169)      (1,161,136)      (1,946,516)      (1,968,187)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (845,494)        (990,530)      (2,169,624)      (1,370,789)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          693,046      (1,420,169)          258,898      (3,365,015)
NET ASSETS:
   Beginning of year...............       15,335,678       16,755,847       21,170,997       24,536,012
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    16,028,724  $    15,335,678  $    21,429,895  $    21,170,997
                                     ===============  ===============  ===============  ===============


                                              FTVIPT FRANKLIN                    FTVIPT FRANKLIN
                                             MUTUAL SHARES VIP                 SMALL CAP VALUE VIP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        23,499  $        65,792  $       (18,051)  $      (25,083)
   Net realized gains (losses).....          351,094          386,996           541,446          541,549
   Change in unrealized gains
     (losses) on investments.......          139,253        (697,353)           377,639        (829,307)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          513,846        (244,565)           901,034        (312,841)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           25,037           31,753            40,777           46,778
   Net transfers (including fixed
     account)......................           25,865           89,412         (133,080)          153,231
   Contract charges................         (24,281)         (23,456)          (26,942)         (25,317)
   Transfers for contract benefits
     and terminations..............        (251,699)        (484,307)         (221,322)        (172,334)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (225,078)        (386,598)         (340,567)            2,358
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          288,768        (631,163)           560,467        (310,483)
NET ASSETS:
   Beginning of year...............        3,653,863        4,285,026         3,343,147        3,653,630
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $     3,942,631  $     3,653,863  $      3,903,614  $     3,343,147
                                     ===============  ===============  ================  ===============


                                              FTVIPT TEMPLETON                  FTVIPT TEMPLETON
                                                 FOREIGN VIP                     GLOBAL BOND VIP
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        23,664   $       184,113  $     (147,218)  $       781,102
   Net realized gains (losses).....           40,396           412,597        (153,249)          (5,919)
   Change in unrealized gains
     (losses) on investments.......          555,586       (1,558,430)          459,013      (1,456,610)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          619,646         (961,720)          158,546        (681,427)
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           45,642            55,875          188,764          152,613
   Net transfers (including fixed
     account)......................          275,198           622,033          299,547          372,354
   Contract charges................         (85,558)          (85,321)         (95,748)        (101,268)
   Transfers for contract benefits
     and terminations..............        (703,935)       (1,034,853)        (815,793)        (742,404)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (468,653)         (442,266)        (423,230)        (318,705)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          150,993       (1,403,986)        (264,684)      (1,000,132)
NET ASSETS:
   Beginning of year...............       11,534,530        12,938,516       11,391,228       12,391,360
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    11,685,523   $    11,534,530  $    11,126,544  $    11,391,228
                                     ===============   ===============  ===============  ===============



                                      INVESCO V.I. EQUITY AND INCOME
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2016              2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        47,972  $       175,894
   Net realized gains (losses).....          778,823        2,061,234
   Change in unrealized gains
     (losses) on investments.......        1,419,079      (2,973,420)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,245,874        (736,292)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          359,444          517,603
   Net transfers (including fixed
     account)......................        (182,027)          139,863
   Contract charges................        (109,429)        (110,007)
   Transfers for contract benefits
     and terminations..............      (1,533,884)      (1,554,477)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,465,896)      (1,007,018)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          779,978      (1,743,310)
NET ASSETS:
   Beginning of year...............       17,872,666       19,615,976
                                     ---------------  ---------------
   End of year.....................  $    18,652,644  $    17,872,666
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                LMPVET CLEARBRIDGE
                                     INVESCO V.I. INTERNATIONAL GROWTH      VARIABLE AGGRESSIVE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2016             2015              2016              2015
                                     ---------------  ----------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (15,449)  $        (4,585)   $     (137,680)  $      (220,142)
   Net realized gains (losses).....          113,701           161,798         1,247,489         3,006,703
   Change in unrealized gains
     (losses) on investments.......        (298,445)         (574,849)       (1,161,909)       (3,342,663)
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (200,193)         (417,636)          (52,100)         (556,102)
                                     ---------------  ----------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           74,556           151,373           576,827           741,158
   Net transfers (including fixed
     account)......................          301,968           327,191           680,298         (167,936)
   Contract charges................         (80,628)          (81,299)          (78,189)          (81,172)
   Transfers for contract benefits
     and terminations..............        (660,750)         (720,794)       (1,776,039)       (2,346,532)
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (364,854)         (323,529)         (597,103)       (1,854,482)
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets...............        (565,047)         (741,165)         (649,203)       (2,410,584)
NET ASSETS:
   Beginning of year...............       10,351,518        11,092,683        17,489,432        19,900,016
                                     ---------------  ----------------   ---------------  ----------------
   End of year.....................  $     9,786,471  $     10,351,518   $    16,840,229  $     17,489,432
                                     ===============  ================   ===============  ================


                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                           VARIABLE APPRECIATION            VARIABLE DIVIDEND STRATEGY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2016              2015              2016             2015
                                     ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (14,843)  $       (56,759)  $       (1,300)   $        27,610
   Net realized gains (losses).....        1,238,529         1,600,211          427,890           490,538
   Change in unrealized gains
     (losses) on investments.......          621,594       (1,504,427)        1,376,327       (1,483,363)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,845,280            39,025        1,802,917         (965,215)
                                     ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          962,340           814,833          388,251           391,671
   Net transfers (including fixed
     account)......................        (300,037)         (521,735)        (166,956)            78,594
   Contract charges................        (157,093)         (151,722)         (95,759)          (92,901)
   Transfers for contract benefits
     and terminations..............      (2,226,202)       (2,676,614)      (1,323,850)       (1,861,201)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,720,992)       (2,535,238)      (1,198,314)       (1,483,837)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          124,288       (2,496,213)          604,603       (2,449,052)
NET ASSETS:
   Beginning of year...............       23,566,939        26,063,152       14,325,561        16,774,613
                                     ---------------  ----------------  ---------------   ---------------
   End of year.....................  $    23,691,227  $     23,566,939  $    14,930,164   $    14,325,561
                                     ===============  ================  ===============   ===============


                                            LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP GROWTH         VARIABLE LARGE CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015            2016             2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (2,600)  $       (3,130)  $         (690)  $       (1,108)
   Net realized gains (losses).....           25,529           42,243           15,651           25,599
   Change in unrealized gains
     (losses) on investments.......         (11,280)         (19,187)           35,803         (40,641)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           11,649           19,926           50,764         (16,150)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            6,108               --               --           11,097
   Net transfers (including fixed
     account)......................          (2,298)         (14,443)           78,138         (27,007)
   Contract charges................            (402)            (397)          (1,512)          (1,242)
   Transfers for contract benefits
     and terminations..............         (31,767)         (33,111)         (15,369)          (8,706)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (28,359)         (47,951)           61,257         (25,858)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (16,710)         (28,025)          112,021         (42,008)
NET ASSETS:
   Beginning of year...............          233,660          261,685          349,493          391,501
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       216,950  $       233,660  $       461,514  $       349,493
                                     ===============  ===============  ===============  ===============


                                            LMPVET CLEARBRIDGE
                                         VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                     ---------------------------------
                                           2016             2015
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (60,526)   $      (69,343)
   Net realized gains (losses).....          248,667           208,837
   Change in unrealized gains
     (losses) on investments.......          (2,374)         (423,551)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          185,767         (284,057)
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           90,499           153,206
   Net transfers (including fixed
     account)......................         (35,076)            19,178
   Contract charges................         (30,394)          (32,258)
   Transfers for contract benefits
     and terminations..............        (438,274)         (330,232)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (413,245)         (190,106)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (227,478)         (474,163)
NET ASSETS:
   Beginning of year...............        4,612,937         5,087,100
                                     ---------------   ---------------
   End of year.....................  $     4,385,459   $     4,612,937
                                     ===============   ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            LMPVET QS VARIABLE
                                            CONSERVATIVE GROWTH            LMPVET QS VARIABLE GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015              2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        20,776  $        14,071  $          (52)  $       (1,105)
   Net realized gains (losses).....           56,559           70,917           64,674          181,639
   Change in unrealized gains
     (losses) on investments.......           58,162        (154,281)           27,212        (235,904)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          135,497         (69,293)           91,834         (55,370)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          135,756          198,645            3,466           70,886
   Net transfers (including fixed
     account)......................            9,499        (265,257)            8,125           16,184
   Contract charges................         (16,978)         (16,604)          (4,699)          (4,509)
   Transfers for contract benefits
     and terminations..............        (428,282)        (162,588)         (95,927)         (58,529)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (300,005)        (245,804)         (89,035)           24,032
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (164,508)        (315,097)            2,799         (31,338)
NET ASSETS:
   Beginning of year...............        2,433,690        2,748,787        1,409,068        1,440,406
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     2,269,182  $     2,433,690  $     1,411,867  $     1,409,068
                                     ===============  ===============  ===============  ===============


                                            LMPVET QS VARIABLE            LMPVIT WESTERN ASSET VARIABLE
                                              MODERATE GROWTH                GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           232  $            76  $        393,533  $       416,674
   Net realized gains (losses).....            1,720            4,488         (191,677)         (86,781)
   Change in unrealized gains
     (losses) on investments.......            1,085          (6,453)           900,004        (976,480)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            3,037          (1,889)         1,101,860        (646,587)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               40              352           181,338          128,250
   Net transfers (including fixed
     account)......................              137              481         (160,102)          324,477
   Contract charges................             (62)             (73)          (55,993)         (56,859)
   Transfers for contract benefits
     and terminations..............          (5,369)         (22,187)         (841,768)        (637,536)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (5,254)         (21,427)         (876,525)        (241,668)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          (2,217)         (23,316)           225,335        (888,255)
NET ASSETS:
   Beginning of year...............           52,861           76,177         8,226,372        9,114,627
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $        50,644  $        52,861  $      8,451,707  $     8,226,372
                                     ===============  ===============  ================  ===============


                                              MIST AB GLOBAL              MIST ALLIANZ GLOBAL INVESTORS
                                            DYNAMIC ALLOCATION              DYNAMIC MULTI-ASSET PLUS
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       178,181  $      2,890,740  $      (37,710)  $           694
   Net realized gains (losses).....        2,503,739         7,795,395          (6,760)            3,588
   Change in unrealized gains
     (losses) on investments.......          505,167      (11,873,101)           56,870         (79,700)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,187,087       (1,186,966)           12,400         (75,418)
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,120,929         2,133,725          619,578          885,743
   Net transfers (including fixed
     account)......................          310,170       (5,288,279)          204,555        1,261,265
   Contract charges................      (1,721,810)       (1,710,041)         (26,992)         (12,391)
   Transfers for contract benefits
     and terminations..............      (7,588,705)       (6,892,234)        (169,304)         (54,543)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,879,416)      (11,756,829)          627,837        2,080,074
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,692,329)      (12,943,795)          640,237        2,004,656
NET ASSETS:
   Beginning of year...............      152,872,305       165,816,100        2,457,753          453,097
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $   149,179,976  $    152,872,305  $     3,097,990  $     2,457,753
                                     ===============  ================  ===============  ===============


                                            MIST AMERICAN FUNDS
                                            BALANCED ALLOCATION
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        87,357  $     (407,046)
   Net realized gains (losses).....       18,660,774       14,435,039
   Change in unrealized gains
     (losses) on investments.......      (6,421,078)     (18,838,250)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,327,053      (4,810,257)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        4,301,382        2,537,193
   Net transfers (including fixed
     account)......................        3,142,962        2,697,019
   Contract charges................      (2,058,786)      (2,067,218)
   Transfers for contract benefits
     and terminations..............     (17,913,298)     (16,202,873)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (12,527,740)     (13,035,879)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (200,687)     (17,846,136)
NET ASSETS:
   Beginning of year...............      209,463,986      227,310,122
                                     ---------------  ---------------
   End of year.....................  $   209,263,299  $   209,463,986
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                             GROWTH ALLOCATION                      GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015              2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (299,990)  $     (313,282)  $     (597,655)  $     (363,199)
   Net realized gains (losses).....       10,287,294        7,960,003       12,113,826        6,514,302
   Change in unrealized gains
     (losses) on investments.......      (3,354,771)      (9,878,377)      (8,192,777)      (3,822,987)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        6,632,533      (2,231,656)        3,323,394        2,328,116
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          379,264          813,470          662,793        1,161,898
   Net transfers (including fixed
     account)......................          249,820          922,854        (184,597)      (1,624,402)
   Contract charges................      (1,022,951)        (993,730)        (443,598)        (425,513)
   Transfers for contract benefits
     and terminations..............      (5,275,033)      (4,541,348)      (3,330,016)      (4,318,572)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,668,900)      (3,798,754)      (3,295,418)      (5,206,589)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          963,633      (6,030,410)           27,976      (2,878,473)
NET ASSETS:
   Beginning of year...............       96,555,654      102,586,064       46,911,838       49,790,311
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    97,519,287  $    96,555,654  $    46,939,814  $    46,911,838
                                     ===============  ===============  ===============  ===============


                                            MIST AMERICAN FUNDS               MIST AQR GLOBAL RISK
                                            MODERATE ALLOCATION                     BALANCED
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       346,388  $     (123,687)  $    (1,937,983)  $     6,126,612
   Net realized gains (losses).....        7,472,588        6,052,679       (3,172,683)       13,719,574
   Change in unrealized gains
     (losses) on investments.......      (2,086,342)      (8,464,797)        14,534,839     (36,332,071)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,732,634      (2,535,805)         9,424,173     (16,485,885)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,005,525        1,359,140         1,186,658          965,482
   Net transfers (including fixed
     account)......................          625,237        (200,996)       (4,304,949)      (6,948,277)
   Contract charges................      (1,084,313)      (1,081,525)       (1,563,019)      (1,626,249)
   Transfers for contract benefits
     and terminations..............      (6,168,679)      (6,479,536)       (8,258,515)      (6,909,588)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,622,230)      (6,402,917)      (12,939,825)     (14,518,632)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        1,110,404      (8,938,722)       (3,515,652)     (31,004,517)
NET ASSETS:
   Beginning of year...............      109,590,218      118,528,940       133,212,455      164,216,972
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $   110,700,622  $   109,590,218  $    129,696,803  $   133,212,455
                                     ===============  ===============  ================  ===============


                                            MIST BLACKROCK GLOBAL
                                             TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (64,072)   $       200,740  $       934,387  $     1,222,768
   Net realized gains (losses).....       22,647,060        14,027,735        (371,006)           53,324
   Change in unrealized gains
     (losses) on investments.......     (14,679,169)      (18,727,774)        1,586,110      (2,361,470)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,903,819       (4,499,299)        2,149,491      (1,085,378)
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,812,623         3,075,581          232,787        1,228,525
   Net transfers (including fixed
     account)......................      (3,597,519)       (3,472,798)          (7,539)            8,002
   Contract charges................      (3,142,916)       (3,139,337)        (154,641)        (150,121)
   Transfers for contract benefits
     and terminations..............     (15,625,179)      (12,011,012)      (1,339,368)      (1,383,239)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (19,552,991)      (15,547,566)      (1,268,761)        (296,833)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (11,649,172)      (20,046,865)          880,730      (1,382,211)
NET ASSETS:
   Beginning of year...............      281,948,937       301,995,802       18,646,696       20,028,907
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $   270,299,765   $   281,948,937  $    19,527,426  $    18,646,696
                                     ===============   ===============  ===============  ===============



                                      MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2016              2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       109,955  $       591,235
   Net realized gains (losses).....          151,764          230,931
   Change in unrealized gains
     (losses) on investments.......        (353,417)      (1,573,025)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (91,698)        (750,859)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           85,872          216,460
   Net transfers (including fixed
     account)......................        (316,233)        (146,164)
   Contract charges................        (167,210)        (173,525)
   Transfers for contract benefits
     and terminations..............      (2,137,424)      (2,284,037)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,534,995)      (2,387,266)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,626,693)      (3,138,125)
NET ASSETS:
   Beginning of year...............       24,715,483       27,853,608
                                     ---------------  ---------------
   End of year.....................  $    22,088,790  $    24,715,483
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        MIST CLEARBRIDGE AGGRESSIVE            MIST GOLDMAN SACHS
                                                  GROWTH                          MID CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2016             2015             2016              2015
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (609,269)  $      (815,835)  $     (182,132)  $      (250,790)
   Net realized gains (losses).....        2,055,130         2,644,719        1,202,007         6,334,338
   Change in unrealized gains
     (losses) on investments.......      (1,032,442)       (4,943,638)        1,515,714       (8,851,416)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          413,419       (3,114,754)        2,535,589       (2,767,868)
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          491,191           753,767          165,719         1,768,275
   Net transfers (including fixed
     account)......................      (1,479,585)         2,668,234        (564,921)           348,011
   Contract charges................        (392,464)         (414,155)        (151,171)         (159,957)
   Transfers for contract benefits
     and terminations..............      (3,725,722)       (4,753,182)      (1,521,046)       (1,961,945)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,106,580)       (1,745,336)      (2,071,419)           (5,616)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (4,693,161)       (4,860,090)          464,170       (2,773,484)
NET ASSETS:
   Beginning of year...............       53,015,802        57,875,892       23,217,032        25,990,516
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $    48,322,641  $     53,015,802  $    23,681,202  $     23,217,032
                                     ===============  ================  ===============  ================


                                            MIST HARRIS OAKMARK           MIST INVESCO BALANCED-RISK
                                               INTERNATIONAL                      ALLOCATION
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2016              2015             2016             2015
                                     ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       260,320  $       791,930  $     (479,231)  $        475,724
   Net realized gains (losses).....        2,292,038        6,055,377        (201,160)         2,470,723
   Change in unrealized gains
     (losses) on investments.......          797,337     (10,046,093)        4,080,988       (4,949,711)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,349,695      (3,198,786)        3,400,597       (2,003,264)
                                     ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          687,184          598,739        1,685,062         1,525,795
   Net transfers (including fixed
     account)......................      (1,255,556)          810,289        4,522,476         1,185,746
   Contract charges................        (409,334)        (426,304)        (396,706)         (356,517)
   Transfers for contract benefits
     and terminations..............      (3,497,945)      (4,949,594)      (2,219,834)       (1,659,022)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,475,651)      (3,966,870)        3,590,998           696,002
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (1,125,956)      (7,165,656)        6,991,595       (1,307,262)
NET ASSETS:
   Beginning of year...............       54,326,088       61,491,744       33,941,121        35,248,383
                                     ---------------  ---------------  ---------------  ----------------
   End of year.....................  $    53,200,132  $    54,326,088  $    40,932,716  $     33,941,121
                                     ===============  ===============  ===============  ================



                                           MIST INVESCO COMSTOCK           MIST INVESCO MID CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2016              2015             2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       384,175  $       563,285  $      (169,871)  $     (220,691)
   Net realized gains (losses).....        3,399,770        2,263,180         1,039,596        1,375,080
   Change in unrealized gains
     (losses) on investments.......        1,677,383      (5,818,057)         1,651,354      (3,202,407)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,461,328      (2,991,592)         2,521,079      (2,048,018)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          388,607          555,767           180,123          301,449
   Net transfers (including fixed
     account)......................      (1,500,242)           99,699           117,636          519,444
   Contract charges................        (263,868)        (271,560)         (161,759)        (159,598)
   Transfers for contract benefits
     and terminations..............      (2,568,671)      (2,835,741)       (1,195,026)      (1,544,632)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,944,174)      (2,451,835)       (1,059,026)        (883,337)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        1,517,154      (5,443,427)         1,462,053      (2,931,355)
NET ASSETS:
   Beginning of year...............       37,715,764       43,159,191        18,139,725       21,071,080
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    39,232,918  $    37,715,764  $     19,601,778  $    18,139,725
                                     ===============  ===============  ================  ===============


                                          MIST INVESCO SMALL CAP
                                                  GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (400,048)  $     (443,336)
   Net realized gains (losses).....        4,309,282        7,346,384
   Change in unrealized gains
     (losses) on investments.......      (1,576,836)      (7,657,776)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,332,398        (754,728)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          221,816          313,423
   Net transfers (including fixed
     account)......................        (330,808)          814,922
   Contract charges................        (179,964)        (177,711)
   Transfers for contract benefits
     and terminations..............      (1,753,103)      (2,353,015)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,042,059)      (1,402,381)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          290,339      (2,157,109)
NET ASSETS:
   Beginning of year...............       25,061,065       27,218,174
                                     ---------------  ---------------
   End of year.....................  $    25,351,404  $    25,061,065
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                             MIST JPMORGAN GLOBAL
                                         MIST JPMORGAN CORE BOND               ACTIVE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015             2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       351,392  $       181,162  $       428,563  $       717,537
   Net realized gains (losses).....              182          (2,985)        1,071,819        2,868,559
   Change in unrealized gains
     (losses) on investments.......        (188,241)        (494,972)        (553,159)      (3,865,926)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          163,333        (316,795)          947,223        (279,830)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          283,654        2,193,313        3,340,587        3,404,390
   Net transfers (including fixed
     account)......................        1,729,690          225,223        5,269,817        1,854,339
   Contract charges................        (267,426)        (259,556)        (662,402)        (556,547)
   Transfers for contract benefits
     and terminations..............      (1,719,853)      (1,492,921)      (3,588,849)      (2,463,064)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..           26,065          666,059        4,359,153        2,239,118
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          189,398          349,264        5,306,376        1,959,288
NET ASSETS:
   Beginning of year...............       29,105,670       28,756,406       56,797,375       54,838,087
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    29,295,068  $    29,105,670  $    62,103,751  $    56,797,375
                                     ===============  ===============  ===============  ===============


                                                                               MIST LOOMIS SAYLES
                                       MIST JPMORGAN SMALL CAP VALUE             GLOBAL MARKETS
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         5,702  $      (14,177)  $         9,121   $       (7,849)
   Net realized gains (losses).....          328,602          456,851        1,043,614           598,732
   Change in unrealized gains
     (losses) on investments.......          700,664        (825,843)        (476,671)         (635,698)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,034,968        (383,169)          576,064          (44,815)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            8,241           10,707          101,001           127,688
   Net transfers (including fixed
     account)......................        (200,435)         (83,353)        (290,130)          (15,848)
   Contract charges................         (29,031)         (27,995)        (153,084)         (153,262)
   Transfers for contract benefits
     and terminations..............        (249,129)        (189,489)      (1,483,155)       (1,296,378)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (470,354)        (290,130)      (1,825,368)       (1,337,800)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          564,614        (673,299)      (1,249,304)       (1,382,615)
NET ASSETS:
   Beginning of year...............        3,859,425        4,532,724       19,177,773        20,560,388
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     4,424,039  $     3,859,425  $    17,928,469   $    19,177,773
                                     ===============  ===============  ===============   ===============


                                             MIST MET/ABERDEEN               MIST MET/EATON VANCE
                                          EMERGING MARKETS EQUITY                FLOATING RATE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015             2016             2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (181,933)  $        62,708  $       150,617  $       139,193
   Net realized gains (losses).....        (523,577)        (218,037)         (51,918)         (25,881)
   Change in unrealized gains
     (losses) on investments.......        3,588,963      (4,862,852)          388,345        (286,734)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,883,453      (5,018,181)          487,044        (173,422)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          275,463        1,301,442           38,947          217,901
   Net transfers (including fixed
     account)......................      (1,154,619)        2,234,712          119,536           49,095
   Contract charges................        (251,352)        (246,267)         (51,586)         (50,988)
   Transfers for contract benefits
     and terminations..............      (1,972,435)      (2,038,345)        (927,972)        (417,478)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,102,943)        1,251,542        (821,075)        (201,470)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (219,490)      (3,766,639)        (334,031)        (374,892)
NET ASSETS:
   Beginning of year...............       28,620,864       32,387,503        6,913,321        7,288,213
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    28,401,374  $    28,620,864  $     6,579,290  $     6,913,321
                                     ===============  ===============  ===============  ===============


                                             MIST MET/FRANKLIN
                                         LOW DURATION TOTAL RETURN
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       239,721  $       306,055
   Net realized gains (losses).....        (135,840)         (96,368)
   Change in unrealized gains
     (losses) on investments.......          166,889        (645,866)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          270,770        (436,179)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          154,633        1,273,970
   Net transfers (including fixed
     account)......................        1,670,455          345,837
   Contract charges................        (182,090)        (173,901)
   Transfers for contract benefits
     and terminations..............      (2,402,308)      (1,609,839)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (759,310)        (163,933)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (488,540)        (600,112)
NET ASSETS:
   Beginning of year...............       18,863,103       19,463,215
                                     ---------------  ---------------
   End of year.....................  $    18,374,563  $    18,863,103
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MIST MET/TEMPLETON                 MIST MET/WELLINGTON
                                             INTERNATIONAL BOND                 LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016              2015            2016              2015
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (45,597)  $       219,363  $         9,843  $       (15,359)
   Net realized gains (losses)......          (37,847)         (47,343)          168,537           210,535
   Change in unrealized gains
     (losses) on investments........            69,574        (355,678)         (72,928)         (145,425)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (13,870)        (183,658)          105,452            49,751
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            19,213           31,613           13,910            17,203
   Net transfers (including fixed
     account).......................           299,438        (111,871)         (49,245)          (57,626)
   Contract charges.................          (31,801)         (33,378)         (16,617)          (15,750)
   Transfers for contract benefits
     and terminations...............         (148,167)        (129,293)        (104,964)          (63,373)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           138,683        (242,929)        (156,916)         (119,546)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............           124,813        (426,587)         (51,464)          (69,795)
NET ASSETS:
   Beginning of year................         3,012,995        3,439,582        1,619,820         1,689,615
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      3,137,808  $     3,012,995  $     1,568,356  $      1,619,820
                                      ================  ===============  ===============  ================



                                      MIST METLIFE ASSET ALLOCATION 100     MIST METLIFE BALANCED PLUS
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016            2015              2016              2015
                                      ---------------  ---------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       592,431  $     (410,531)   $     5,623,201  $      2,645,339
   Net realized gains (losses)......       13,308,564       10,151,444         4,921,755        25,511,979
   Change in unrealized gains
     (losses) on investments........      (6,889,824)     (13,481,859)        15,460,181      (50,776,056)
                                      ---------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        7,011,171      (3,740,946)        26,005,137      (22,618,738)
                                      ---------------  ---------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,050,096        1,278,574        15,724,952        12,425,013
   Net transfers (including fixed
     account).......................      (1,098,998)      (1,914,161)         8,390,609         9,489,083
   Contract charges.................        (765,719)        (752,627)       (4,434,206)       (4,217,993)
   Transfers for contract benefits
     and terminations...............      (3,783,304)      (5,238,556)      (17,517,956)      (14,553,548)
                                      ---------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (4,597,925)      (6,626,770)         2,163,399         3,142,555
                                      ---------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets...............        2,413,246     (10,367,716)        28,168,536      (19,476,183)
NET ASSETS:
   Beginning of year................      101,280,110      111,647,826       386,091,562       405,567,745
                                      ---------------  ---------------   ---------------  ----------------
   End of year......................  $   103,693,356  $   101,280,110   $   414,260,098  $    386,091,562
                                      ===============  ===============   ===============  ================


                                          MIST METLIFE MULTI-INDEX
                                                TARGETED RISK              MIST METLIFE SMALL CAP VALUE
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2016              2015             2016              2015
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (52,106)  $       (73,384)  $     (192,032)  $      (540,808)
   Net realized gains (losses)......           71,819           965,059          499,278        13,090,950
   Change in unrealized gains
     (losses) on investments........        1,116,823       (2,085,820)        8,078,847      (14,921,084)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,136,536       (1,194,145)        8,386,093       (2,370,942)
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        4,923,613         5,038,196          102,187           189,337
   Net transfers (including fixed
     account).......................        1,832,907        10,227,525      (1,803,032)       (1,687,112)
   Contract charges.................        (407,140)         (313,460)        (230,071)         (224,917)
   Transfers for contract benefits
     and terminations...............      (1,736,586)       (1,752,661)      (2,267,485)       (2,368,637)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        4,612,794        13,199,600      (4,198,401)       (4,091,329)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        5,749,330        12,005,455        4,187,692       (6,462,271)
NET ASSETS:
   Beginning of year................       35,919,901        23,914,446       31,073,203        37,535,474
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $    41,669,231  $     35,919,901  $    35,260,895  $     31,073,203
                                      ===============  ================  ===============  ================



                                       MIST MFS RESEARCH INTERNATIONAL
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                            2016             2015
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       111,704  $        366,941
   Net realized gains (losses)......        (285,742)            78,281
   Change in unrealized gains
     (losses) on investments........        (608,834)       (1,506,624)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (782,872)       (1,061,402)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          173,892         1,912,079
   Net transfers (including fixed
     account).......................          431,896         1,124,805
   Contract charges.................        (205,639)         (216,757)
   Transfers for contract benefits
     and terminations...............      (1,928,229)       (2,794,064)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,528,080)            26,063
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (2,310,952)       (1,035,339)
NET ASSETS:
   Beginning of year................       32,110,104        33,145,443
                                      ---------------  ----------------
   End of year......................  $    29,799,152  $     32,110,104
                                      ===============  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                              MIST MORGAN STANLEY                MIST OPPENHEIMER
                                                MID CAP GROWTH                     GLOBAL EQUITY
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  -------------------------------
                                             2016             2015             2016            2015
                                       ---------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (139,305)  $     (155,126)  $      (17,800)  $     (17,383)
   Net realized gains (losses).......          111,132          124,778          222,704         216,680
   Change in unrealized gains
     (losses) on investments.........        (958,689)        (676,092)        (261,446)        (67,246)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        (986,862)        (706,440)         (56,542)         132,051
                                       ---------------  ---------------  ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          146,891          299,912           12,813          20,615
   Net transfers (including fixed
     account)........................          571,658          546,208           76,591         (8,855)
   Contract charges..................         (75,519)         (78,947)         (25,836)        (26,971)
   Transfers for contract benefits
     and terminations................        (579,375)        (379,318)        (296,830)       (318,905)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....           63,655          387,855        (233,262)       (334,116)
                                       ---------------  ---------------  ---------------  --------------
     Net increase (decrease)
       in net assets.................        (923,207)        (318,585)        (289,804)       (202,065)
NET ASSETS:
   Beginning of year.................       10,396,254       10,714,839        4,287,176       4,489,241
                                       ---------------  ---------------  ---------------  --------------
   End of year.......................  $     9,473,047  $    10,396,254  $     3,997,372  $    4,287,176
                                       ===============  ===============  ===============  ==============


                                                MIST PANAGORA                       MIST PIMCO
                                           GLOBAL DIVERSIFIED RISK           INFLATION PROTECTED BOND
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                            2016             2015              2016             2015
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        26,791  $       (6,399)  $   (1,046,080)  $     2,381,395
   Net realized gains (losses).......           64,939          (3,715)      (1,049,721)      (1,245,280)
   Change in unrealized gains
     (losses) on investments.........         (70,755)         (42,727)        4,232,442      (4,453,652)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............           20,975         (52,841)        2,136,641      (3,317,537)
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          580,303          167,836          329,822          650,017
   Net transfers (including fixed
     account)........................        2,055,502          611,899        (827,109)           49,265
   Contract charges..................         (20,030)          (5,304)        (588,722)        (599,997)
   Transfers for contract benefits
     and terminations................         (87,905)         (96,605)      (4,718,698)      (6,297,883)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        2,527,870          677,826      (5,804,707)      (6,198,598)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        2,548,845          624,985      (3,668,066)      (9,516,135)
NET ASSETS:
   Beginning of year.................          871,167          246,182       66,263,476       75,779,611
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     3,420,012  $       871,167  $    62,595,410  $    66,263,476
                                       ===============  ===============  ===============  ===============


                                                                                   MIST PYRAMIS
                                            MIST PIMCO TOTAL RETURN              GOVERNMENT INCOME
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                             2016             2015             2016             2015
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     1,364,155  $     5,822,345  $       312,164  $       450,536
   Net realized gains (losses).......        (933,609)        1,293,583           23,841          (8,211)
   Change in unrealized gains
     (losses) on investments.........        1,021,568      (9,457,803)        (402,364)        (905,219)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,452,114      (2,341,875)         (66,359)        (462,894)
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          828,212        1,138,614          859,230          707,625
   Net transfers (including fixed
     account)........................      (2,215,700)      (3,695,106)        2,200,091          232,261
   Contract charges..................      (1,318,997)      (1,349,014)        (553,495)        (528,976)
   Transfers for contract benefits
     and terminations................      (9,582,523)     (13,110,666)      (2,922,955)      (2,517,403)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (12,289,008)     (17,016,172)        (417,129)      (2,106,493)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................     (10,836,894)     (19,358,047)        (483,488)      (2,569,387)
NET ASSETS:
   Beginning of year.................      145,144,987      164,503,034       46,917,298       49,486,685
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $   134,308,093  $   145,144,987  $    46,433,810  $    46,917,298
                                       ===============  ===============  ===============  ===============



                                           MIST PYRAMIS MANAGED RISK
                                                  SUB-ACCOUNT
                                       --------------------------------
                                             2016            2015
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (105,165)  $     (114,442)
   Net realized gains (losses).......         (75,687)          627,678
   Change in unrealized gains
     (losses) on investments.........          570,718        (971,214)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          389,866        (457,978)
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        1,800,631        1,743,429
   Net transfers (including fixed
     account)........................      (1,939,708)        5,603,174
   Contract charges..................        (158,089)        (145,798)
   Transfers for contract benefits
     and terminations................        (985,690)        (553,993)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (1,282,856)        6,646,812
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (892,990)        6,188,834
NET ASSETS:
   Beginning of year.................       16,664,615       10,475,781
                                       ---------------  ---------------
   End of year.......................  $    15,771,625  $    16,664,615
                                       ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                     MIST SSGA
                                     MIST SCHRODERS GLOBAL MULTI-ASSET         GROWTH AND INCOME ETF
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ---------------------------------
                                           2016             2015              2016              2015
                                     ---------------  ----------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (9,306)  $      (101,784)   $       722,057  $        713,297
   Net realized gains (losses).....          386,749           828,959         5,123,859         5,990,856
   Change in unrealized gains
     (losses) on investments.......          598,052       (1,340,525)       (2,177,056)      (10,019,988)
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          975,495         (613,350)         3,668,860       (3,315,835)
                                     ---------------  ----------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          580,189         1,164,704         1,177,131           830,595
   Net transfers (including fixed
     account)......................        1,199,859         1,576,241         (475,386)         5,568,857
   Contract charges................        (263,032)         (238,149)         (927,764)         (877,505)
   Transfers for contract benefits
     and terminations..............      (1,484,914)         (862,122)       (4,866,863)       (5,209,760)
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..           32,102         1,640,674       (5,092,882)           312,187
                                     ---------------  ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets...............        1,007,597         1,027,324       (1,424,022)       (3,003,648)
NET ASSETS:
   Beginning of year...............       23,223,912        22,196,588        91,138,427        94,142,075
                                     ---------------  ----------------   ---------------  ----------------
   End of year.....................  $    24,231,509  $     23,223,912   $    89,714,405  $     91,138,427
                                     ===============  ================   ===============  ================


                                                                               MIST T. ROWE PRICE
                                           MIST SSGA GROWTH ETF                  LARGE CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2016              2015              2016             2015
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       298,994  $        266,071  $       635,681  $       (57,383)
   Net realized gains (losses).....        2,894,067         3,321,916        8,115,985         1,891,682
   Change in unrealized gains
     (losses) on investments.......        (803,023)       (5,617,473)      (1,594,170)       (4,973,990)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,390,038       (2,029,486)        7,157,496       (3,139,691)
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          805,602           383,728          458,169           733,719
   Net transfers (including fixed
     account)......................        (931,969)           830,582      (3,094,424)         1,874,890
   Contract charges................        (509,614)         (506,773)        (364,413)         (365,131)
   Transfers for contract benefits
     and terminations..............      (3,241,574)       (2,078,057)      (4,727,400)       (5,447,057)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,877,555)       (1,370,520)      (7,728,068)       (3,203,579)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (1,487,517)       (3,400,006)        (570,572)       (6,343,270)
NET ASSETS:
   Beginning of year...............       50,796,159        54,196,165       56,478,920        62,822,190
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $    49,308,642  $     50,796,159  $    55,908,348  $     56,478,920
                                     ===============  ================  ===============  ================


                                            MIST T. ROWE PRICE                 MSF BAILLIE GIFFORD
                                              MID CAP GROWTH                   INTERNATIONAL STOCK
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2016              2015             2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (689,458)  $     (751,410)  $       (31,231)  $      (30,586)
   Net realized gains (losses).....        6,889,571        8,846,200           119,408          233,914
   Change in unrealized gains
     (losses) on investments.......      (4,384,954)      (5,810,445)           468,003        (648,676)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,815,159        2,284,345           556,180        (445,348)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          416,921          501,703           159,839          130,707
   Net transfers (including fixed
     account)......................          560,424        (987,551)           143,907        (668,167)
   Contract charges................        (334,897)        (336,314)         (140,895)        (147,322)
   Transfers for contract benefits
     and terminations..............      (3,751,238)      (3,406,079)       (1,419,706)        (868,759)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,108,790)      (4,228,241)       (1,256,855)      (1,553,541)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,293,631)      (1,943,896)         (700,675)      (1,998,889)
NET ASSETS:
   Beginning of year...............       43,895,418       45,839,314        14,635,763       16,634,652
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    42,601,787  $    43,895,418  $     13,935,088  $    14,635,763
                                     ===============  ===============  ================  ===============


                                          MSF BARCLAYS AGGREGATE
                                                BOND INDEX
                                                SUB-ACCOUNT
                                     ---------------------------------
                                           2016             2015
                                     ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       178,725  $        153,664
   Net realized gains (losses).....         (10,707)          (20,454)
   Change in unrealized gains
     (losses) on investments.......        (150,910)         (359,064)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           17,108         (225,854)
                                     ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,203,581           637,149
   Net transfers (including fixed
     account)......................        3,452,577         1,599,831
   Contract charges................        (153,614)         (129,982)
   Transfers for contract benefits
     and terminations..............      (1,417,271)       (1,426,296)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        3,085,273           680,702
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets...............        3,102,381           454,848
NET ASSETS:
   Beginning of year...............       13,232,780        12,777,932
                                     ---------------  ----------------
   End of year.....................  $    16,335,161  $     13,232,780
                                     ===============  ================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                               MSF BLACKROCK
                                        MSF BLACKROCK BOND INCOME          CAPITAL APPRECIATION
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2016            2015             2016              2015
                                     --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      127,914  $       194,312  $      (22,553)  $      (22,338)
   Net realized gains (losses).....         (4,531)          111,591          131,627          270,930
   Change in unrealized gains
     (losses) on investments.......         (8,439)        (399,918)        (126,958)        (192,648)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         114,944         (94,015)         (17,884)           55,944
                                     --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         131,304           70,408            2,798            8,781
   Net transfers (including fixed
     account)......................         291,498        (113,416)           53,245           33,034
   Contract charges................        (71,631)         (69,288)          (9,907)          (9,498)
   Transfers for contract benefits
     and terminations..............       (572,868)        (790,322)         (23,223)         (22,208)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (221,697)        (902,618)           22,913           10,109
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       (106,753)        (996,633)            5,029           66,053
NET ASSETS:
   Beginning of year...............       8,361,283        9,357,916        1,326,058        1,260,005
                                     --------------  ---------------  ---------------  ---------------
   End of year.....................  $    8,254,530  $     8,361,283  $     1,331,087  $     1,326,058
                                     ==============  ===============  ===============  ===============


                                               MSF BLACKROCK                     MSF FRONTIER
                                           ULTRA-SHORT TERM BOND                MID CAP GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (832,913)  $     (883,157)  $     (135,706)  $     (160,264)
   Net realized gains (losses).....            6,484               --        1,011,785        1,628,332
   Change in unrealized gains
     (losses) on investments.......           54,808               --        (595,636)      (1,304,420)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (771,621)        (883,157)          280,443          163,648
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,168,805        1,479,857           38,914           87,429
   Net transfers (including fixed
     account)......................       10,154,915        7,588,452        (257,830)        (818,070)
   Contract charges................        (463,616)        (495,767)         (61,625)         (67,048)
   Transfers for contract benefits
     and terminations..............     (13,308,282)     (11,213,333)        (552,456)        (774,887)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,448,178)      (2,640,791)        (832,997)      (1,572,576)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,219,799)      (3,523,948)        (552,554)      (1,408,928)
NET ASSETS:
   Beginning of year...............       51,448,096       54,972,044        8,688,181       10,097,109
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    49,228,297  $    51,448,096  $     8,135,627  $     8,688,181
                                     ===============  ===============  ===============  ===============



                                             MSF JENNISON GROWTH        MSF LOOMIS SAYLES SMALL CAP CORE
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016             2015
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (730,546)   $     (843,964)  $      (13,307)  $      (14,328)
   Net realized gains (losses).....        6,516,376        10,325,965           77,212          127,438
   Change in unrealized gains
     (losses) on investments.......      (6,713,230)       (4,930,509)           64,880        (139,150)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (927,400)         4,551,492          128,785         (26,040)
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          244,055           487,980           14,657           10,266
   Net transfers (including fixed
     account)......................          335,558       (3,035,745)          (4,436)         (55,755)
   Contract charges................        (314,492)         (328,657)          (8,645)          (8,195)
   Transfers for contract benefits
     and terminations..............      (4,067,274)       (5,225,125)         (66,421)         (71,387)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,802,153)       (8,101,547)         (64,845)        (125,071)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,729,553)       (3,550,055)           63,940        (151,111)
NET ASSETS:
   Beginning of year...............       49,735,341        53,285,396          745,135          896,246
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    45,005,788   $    49,735,341  $       809,075  $       745,135
                                     ===============   ===============  ===============  ===============


                                             MSF LOOMIS SAYLES
                                             SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (5,765)  $       (6,479)
   Net realized gains (losses).....           62,954           98,843
   Change in unrealized gains
     (losses) on investments.......         (29,671)         (88,359)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           27,518            4,005
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            1,280           10,910
   Net transfers (including fixed
     account)......................           12,526         (19,942)
   Contract charges................          (4,169)          (4,209)
   Transfers for contract benefits
     and terminations..............         (60,503)         (56,698)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (50,866)         (69,939)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (23,348)         (65,934)
NET ASSETS:
   Beginning of year...............          499,150          565,084
                                     ---------------  ---------------
   End of year.....................  $       475,802  $       499,150
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                 MSF MET/DIMENSIONAL
                                        MSF MET/ARTISAN MID CAP VALUE        INTERNATIONAL SMALL COMPANY
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ----------------------------------  --------------------------------
                                            2016              2015              2016             2015
                                      ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (110,602)  $      (113,898)  $        17,048  $         6,593
   Net realized gains (losses)......         1,618,237         2,288,046          188,222          787,717
   Change in unrealized gains
     (losses) on investments........         1,161,510       (3,891,613)          (4,285)        (591,734)
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,669,145       (1,717,465)          200,985          202,576
                                      ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            47,842            35,692           19,562           35,160
   Net transfers (including fixed
     account).......................         (272,660)         (130,668)         (61,550)          645,541
   Contract charges.................          (89,178)          (91,779)         (43,007)         (41,170)
   Transfers for contract benefits
     and terminations...............       (1,311,548)       (1,360,817)        (294,787)        (171,715)
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,625,544)       (1,547,572)        (379,782)          467,816
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         1,043,601       (3,265,037)        (178,797)          670,392
NET ASSETS:
   Beginning of year................        13,531,871        16,796,908        5,136,332        4,465,940
                                      ----------------  ----------------  ---------------  ---------------
   End of year......................  $     14,575,472  $     13,531,871  $     4,957,535  $     5,136,332
                                      ================  ================  ===============  ===============


                                             MSF MET/WELLINGTON
                                          CORE EQUITY OPPORTUNITIES       MSF METLIFE ASSET ALLOCATION 20
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      --------------------------------  ---------------------------------
                                           2016             2015              2016              2015
                                      ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (20,487)  $       (6,286)  $        159,134  $        46,066
   Net realized gains (losses)......        3,103,768       24,790,625           260,313          200,893
   Change in unrealized gains
     (losses) on investments........          747,718     (24,420,438)          (44,358)        (377,702)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,830,999          363,901           375,089        (130,743)
                                      ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          345,637        2,354,056           392,153          210,000
   Net transfers (including fixed
     account).......................       15,311,478      (1,856,978)         2,163,727      (1,942,784)
   Contract charges.................        (550,621)        (471,116)          (86,764)         (53,041)
   Transfers for contract benefits
     and terminations...............      (6,138,712)      (5,376,616)       (1,369,964)      (1,480,715)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        8,967,782      (5,350,654)         1,099,152      (3,266,540)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       12,798,781      (4,986,753)         1,474,241      (3,397,283)
NET ASSETS:
   Beginning of year................       67,211,320       72,198,073         7,224,333       10,621,616
                                      ---------------  ---------------  ----------------  ---------------
   End of year......................  $    80,010,101  $    67,211,320  $      8,698,574  $     7,224,333
                                      ===============  ===============  ================  ===============



                                       MSF METLIFE ASSET ALLOCATION 40     MSF METLIFE ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                      ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     7,573,834  $    (5,620,857)  $      8,340,416  $    (5,951,945)
   Net realized gains (losses)......       22,203,261        24,754,369        43,558,178        39,155,564
   Change in unrealized gains
     (losses) on investments........     (13,298,039)      (29,649,088)      (24,192,964)      (48,189,302)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       16,479,056      (10,515,576)        27,705,630      (14,985,683)
                                      ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        4,042,790         4,677,792         3,083,274         3,841,935
   Net transfers (including fixed
     account).......................      (4,209,880)      (14,170,267)       (3,892,714)       (6,468,884)
   Contract charges.................      (3,289,376)       (3,457,058)       (4,607,715)       (4,716,411)
   Transfers for contract benefits
     and terminations...............     (32,149,336)      (35,537,534)      (35,488,732)      (44,219,236)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (35,605,802)      (48,487,067)      (40,905,887)      (51,562,596)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............     (19,126,746)      (59,002,643)      (13,200,257)      (66,548,279)
NET ASSETS:
   Beginning of year................      393,113,254       452,115,897       538,458,969       605,007,248
                                      ---------------  ----------------  ----------------  ----------------
   End of year......................  $   373,986,508  $    393,113,254  $    525,258,712  $    538,458,969
                                      ===============  ================  ================  ================



                                       MSF METLIFE ASSET ALLOCATION 80
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                            2016             2015
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     5,248,515   $   (5,898,500)
   Net realized gains (losses)......       44,736,472        22,128,571
   Change in unrealized gains
     (losses) on investments........     (25,426,322)      (30,263,064)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       24,558,665      (14,032,993)
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        5,086,624         4,594,386
   Net transfers (including fixed
     account).......................      (7,656,356)       (1,752,389)
   Contract charges.................      (3,333,595)       (3,302,830)
   Transfers for contract benefits
     and terminations...............     (27,256,604)      (28,550,165)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (33,159,931)      (29,010,998)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (8,601,266)      (43,043,991)
NET ASSETS:
   Beginning of year................      418,126,664       461,170,655
                                      ---------------   ---------------
   End of year......................  $   409,525,398   $   418,126,664
                                      ===============   ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        MSF METLIFE MID CAP STOCK INDEX        MSF METLIFE STOCK INDEX
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                       ---------------------------------  --------------------------------
                                            2016             2015              2016              2015
                                       ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (39,711)  $      (47,767)   $        62,932  $      (67,968)
   Net realized gains (losses).......          727,674          612,611         3,842,282        4,401,337
   Change in unrealized gains
     (losses) on investments.........          486,089        (852,547)           665,714      (4,768,021)
                                       ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,174,052        (287,703)         4,570,928        (434,652)
                                       ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          164,668          148,751           368,902          466,861
   Net transfers (including fixed
     account)........................          220,597          392,815         2,662,550        (834,305)
   Contract charges..................         (60,489)         (57,401)         (323,429)        (311,904)
   Transfers for contract benefits
     and terminations................        (506,517)        (336,215)       (3,759,710)      (3,289,496)
                                       ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (181,741)          147,950       (1,051,687)      (3,968,844)
                                       ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets.................          992,311        (139,753)         3,519,241      (4,403,496)
NET ASSETS:
   Beginning of year.................        6,518,909        6,658,662        48,000,755       52,404,251
                                       ---------------  ---------------   ---------------  ---------------
   End of year.......................  $     7,511,220  $     6,518,909   $    51,519,996  $    48,000,755
                                       ===============  ===============   ===============  ===============


                                             MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                                  SUB-ACCOUNT                      SUB-ACCOUNT
                                       -------------------------------  --------------------------------
                                             2016            2015            2016             2015
                                       ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        95,048  $       77,022  $       135,447  $       240,945
   Net realized gains (losses).......          514,312         232,337        2,082,190        3,983,616
   Change in unrealized gains
     (losses) on investments.........         (62,139)       (457,063)          538,333      (4,630,770)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          547,221       (147,704)        2,755,970        (406,209)
                                       ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           53,130          15,485          214,824          217,813
   Net transfers (including fixed
     account)........................           31,682          22,104        1,248,315          260,194
   Contract charges..................         (52,109)        (51,434)        (209,929)        (184,446)
   Transfers for contract benefits
     and terminations................        (872,903)       (973,346)      (2,186,071)      (1,628,071)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (840,200)       (987,191)        (932,861)      (1,334,510)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (292,979)     (1,134,895)        1,823,109      (1,740,719)
NET ASSETS:
   Beginning of year.................        7,861,563       8,996,458       22,384,588       24,125,307
                                       ---------------  --------------  ---------------  ---------------
   End of year.......................  $     7,568,584  $    7,861,563  $    24,207,697  $    22,384,588
                                       ===============  ==============  ===============  ===============


                                              MSF MSCI EAFE INDEX        MSF NEUBERGER BERMAN GENESIS
                                                  SUB-ACCOUNT                     SUB-ACCOUNT
                                       -------------------------------  -------------------------------
                                            2016             2015            2016             2015
                                       --------------   --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       50,924   $       98,920  $    (172,417)  $     (192,211)
   Net realized gains (losses).......         (6,198)           60,573         484,534          503,039
   Change in unrealized gains
     (losses) on investments.........        (66,937)        (396,487)       1,546,226        (432,472)
                                       --------------   --------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        (22,211)        (236,994)       1,858,343        (121,644)
                                       --------------   --------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          68,592          221,970          27,736           33,430
   Net transfers (including fixed
     account)........................          80,643        1,302,804       (299,041)        (572,685)
   Contract charges..................        (52,924)         (49,594)        (92,383)         (92,723)
   Transfers for contract benefits
     and terminations................       (407,324)        (361,268)       (886,072)      (1,024,701)
                                       --------------   --------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....       (311,013)        1,113,912     (1,249,760)      (1,656,679)
                                       --------------   --------------  --------------  ---------------
     Net increase (decrease)
       in net assets.................       (333,224)          876,918         608,583      (1,778,323)
NET ASSETS:
   Beginning of year.................       6,209,128        5,332,210      11,881,985       13,660,308
                                       --------------   --------------  --------------  ---------------
   End of year.......................  $    5,875,904   $    6,209,128  $   12,490,568  $    11,881,985
                                       ==============   ==============  ==============  ===============


                                            MSF RUSSELL 2000 INDEX
                                                  SUB-ACCOUNT
                                       --------------------------------
                                             2016             2015
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (46,058)  $      (63,178)
   Net realized gains (losses).......          667,473          901,965
   Change in unrealized gains
     (losses) on investments.........        1,073,565      (1,477,704)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        1,694,980        (638,917)
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          165,092        1,645,344
   Net transfers (including fixed
     account)........................        (424,161)        (461,652)
   Contract charges..................         (66,530)         (66,596)
   Transfers for contract benefits
     and terminations................        (474,534)        (562,868)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (800,133)          554,228
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................          894,847         (84,689)
NET ASSETS:
   Beginning of year.................        9,450,123        9,534,812
                                       ---------------  ---------------
   End of year.......................  $    10,344,970  $     9,450,123
                                       ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                             LARGE CAP GROWTH                  SMALL CAP GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015              2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (357,899)  $     (360,429)  $       (7,903)  $       (8,919)
   Net realized gains (losses).....        2,605,312        4,463,214           80,200           72,810
   Change in unrealized gains
     (losses) on investments.......      (2,232,068)      (2,319,054)         (28,794)         (58,083)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           15,345        1,783,731           43,503            5,808
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          343,224          571,579               --               --
   Net transfers (including fixed
     account)......................          667,983        2,862,222          (7,368)         (19,829)
   Contract charges................        (179,980)        (162,308)          (4,860)          (4,752)
   Transfers for contract benefits
     and terminations..............      (1,698,963)      (1,590,180)         (35,295)         (18,861)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (867,736)        1,681,313         (47,523)         (43,442)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (852,391)        3,465,044          (4,020)         (37,634)
NET ASSETS:
   Beginning of year...............       22,843,144       19,378,100          487,781          525,415
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    21,990,753  $    22,843,144  $       483,761  $       487,781
                                     ===============  ===============  ===============  ===============


                                            MSF VAN ECK GLOBAL            MSF WESTERN ASSET MANAGEMENT
                                             NATURAL RESOURCES            STRATEGIC BOND OPPORTUNITIES
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (48,845)  $      (74,073)  $        400,073  $           717
   Net realized gains (losses).....        (536,936)        (401,795)           105,101               24
   Change in unrealized gains
     (losses) on investments.......        2,377,119      (1,487,172)         2,102,236          (1,452)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,791,338      (1,963,040)         2,607,410            (711)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           36,399           70,423           251,583               --
   Net transfers (including fixed
     account)......................      (1,158,736)        1,040,892        73,669,896            (176)
   Contract charges................         (54,570)         (54,915)         (375,535)            (136)
   Transfers for contract benefits
     and terminations..............        (318,056)        (281,586)       (4,033,810)              (4)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,494,963)          774,814        69,512,134            (316)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          296,375      (1,188,226)        72,119,544          (1,027)
NET ASSETS:
   Beginning of year...............        4,311,458        5,499,684            20,143           21,170
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $     4,607,833  $     4,311,458  $     72,139,687  $        20,143
                                     ===============  ===============  ================  ===============


                                       MSF WESTERN ASSET MANAGEMENT            OPPENHEIMER VA MAIN
                                              U.S. GOVERNMENT                   STREET SMALL CAP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       236,712  $        167,675  $      (44,856)  $      (31,591)
   Net realized gains (losses).....         (38,721)          (12,160)          229,805          851,551
   Change in unrealized gains
     (losses) on investments.......        (324,309)         (488,723)          463,640      (1,152,699)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (126,318)         (333,208)          648,589        (332,739)
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          583,779           415,070           24,887           54,656
   Net transfers (including fixed
     account)......................        1,768,658           141,130           21,289        (107,001)
   Contract charges................        (250,684)         (239,300)         (31,275)         (32,101)
   Transfers for contract benefits
     and terminations..............      (3,082,755)       (2,930,170)        (298,707)        (382,782)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (981,002)       (2,613,270)        (283,806)        (467,228)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,107,320)       (2,946,478)          364,783        (799,967)
NET ASSETS:
   Beginning of year...............       27,884,257        30,830,735        4,179,638        4,979,605
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $    26,776,937  $     27,884,257  $     4,544,421  $     4,179,638
                                     ===============  ================  ===============  ===============



                                           PIMCO VIT HIGH YIELD
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         4,609  $         5,396
   Net realized gains (losses).....              994            7,365
   Change in unrealized gains
     (losses) on investments.......            7,076         (15,496)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           12,679          (2,735)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --
   Net transfers (including fixed
     account)......................          (1,975)            1,245
   Contract charges................            (763)            (737)
   Transfers for contract benefits
     and terminations..............         (11,389)         (44,937)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (14,127)         (44,429)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          (1,448)         (47,164)
NET ASSETS:
   Beginning of year...............          121,278          168,442
                                     ---------------  ---------------
   End of year.....................  $       119,830  $       121,278
                                     ===============  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                          PIMCO VIT LOW DURATION           PIONEER VCT MID CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015             2016             2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            39  $         1,331  $      (19,766)  $      (19,679)
   Net realized gains (losses).....                5              208          134,159          288,425
   Change in unrealized gains
     (losses) on investments.......             (62)          (2,265)          176,975        (444,878)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............             (18)            (726)          291,368        (176,132)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --           85,256           42,806
   Net transfers (including fixed
     account)......................            (187)              334           35,654            8,443
   Contract charges................            (410)            (377)         (11,089)         (11,103)
   Transfers for contract benefits
     and terminations..............          (2,343)          (4,813)        (116,118)        (204,819)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (2,940)          (4,856)          (6,297)        (164,673)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          (2,958)          (5,582)          285,071        (340,805)
NET ASSETS:
   Beginning of year...............           65,235           70,817        2,051,323        2,392,128
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $        62,277  $        65,235  $     2,336,394  $     2,051,323
                                     ===============  ===============  ===============  ===============


                                                PIONEER VCT
                                            REAL ESTATE SHARES               PUTNAM VT EQUITY INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           192  $            50  $            172  $           168
   Net realized gains (losses).....            2,377            1,452             1,763              328
   Change in unrealized gains
     (losses) on investments.......          (2,092)          (1,183)             6,116          (2,781)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............              477              319             8,051          (2,285)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --                --               --
   Net transfers (including fixed
     account)......................               --               --            14,704            (337)
   Contract charges................             (52)             (47)                --               --
   Transfers for contract benefits
     and terminations..............              (3)              (4)               (7)              (5)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..             (55)             (51)            14,697            (342)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............              422              268            22,748          (2,627)
NET ASSETS:
   Beginning of year...............           11,585           11,317            51,000           53,627
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $        12,007  $        11,585  $         73,748  $        51,000
                                     ===============  ===============  ================  ===============



                                        PUTNAM VT MULTI-CAP GROWTH          RUSSELL AGGRESSIVE EQUITY
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (888)  $        (1,580)  $          (18)  $          (26)
   Net realized gains (losses).....           30,356            44,918                4              363
   Change in unrealized gains
     (losses) on investments.......         (14,929)          (46,765)              637            (672)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           14,539           (3,427)              623            (335)
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            8,149             7,455               --               --
   Net transfers (including fixed
     account)......................         (15,345)          (88,792)               --               --
   Contract charges................               --               (2)               --               --
   Transfers for contract benefits
     and terminations..............         (12,410)           (7,235)              (4)              (2)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (19,606)          (88,574)              (4)              (2)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          (5,067)          (92,001)              619            (337)
NET ASSETS:
   Beginning of year...............          217,119           309,120            3,638            3,975
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $       212,052  $        217,119  $         4,257  $         3,638
                                     ===============  ================  ===============  ===============



                                              RUSSELL CORE BOND
                                                 SUB-ACCOUNT
                                     ---------------------------------
                                           2016             2015
                                     ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             51  $           237
   Net realized gains (losses).....               679              274
   Change in unrealized gains
     (losses) on investments.......             (338)            (870)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............               392            (359)
                                     ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --               --
   Net transfers (including fixed
     account)......................                --               --
   Contract charges................                --               --
   Transfers for contract benefits
     and terminations..............               (2)              (3)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..               (2)              (3)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets...............               390            (362)
NET ASSETS:
   Beginning of year...............            23,307           23,669
                                     ----------------  ---------------
   End of year.....................  $         23,697  $        23,307
                                     ================  ===============



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                OF FIRST METLIFE INVESTORS INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                              RUSSELL GLOBAL REAL
                                               ESTATE SECURITIES               RUSSELL MULTI-STYLE EQUITY
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      -----------------------------------  ----------------------------------
                                            2016               2015              2016              2015
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            252  $              20  $          (152)  $          (244)
   Net realized gains (losses)......               253                369             2,853             3,633
   Change in unrealized gains
     (losses) on investments........             (380)              (476)             1,070           (3,512)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               125               (87)             3,771             (123)
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                 --                --                --
   Net transfers (including fixed
     account).......................                --                 --                --                --
   Contract charges.................                --                 --                --                --
   Transfers for contract benefits
     and terminations...............               (2)                (2)               (4)               (2)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (2)                (2)               (4)               (2)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............               123               (89)             3,767             (125)
NET ASSETS:
   Beginning of year................             7,718              7,807            41,406            41,531
                                      ----------------  -----------------  ----------------  ----------------
   End of year......................  $          7,841  $           7,718  $         45,173  $         41,406
                                      ================  =================  ================  ================

                                                                               TAP 1919 VARIABLE SOCIALLY
                                               RUSSELL NON-U.S.                    RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      -----------------------------------  -----------------------------------
                                             2016              2015              2016               2015
                                      -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             210  $           (30)  $          (104)  $            (17)
   Net realized gains (losses)......                 12                25               104              1,466
   Change in unrealized gains
     (losses) on investments........              (111)             (309)               680            (2,014)
                                      -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                111             (314)               680              (565)
                                      -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                --                --                 --
   Net transfers (including fixed
     account).......................                 --                --                --              3,764
   Contract charges.................                 --                --              (38)               (38)
   Transfers for contract benefits
     and terminations...............                (4)               (2)           (3,706)                (5)
                                      -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..                (4)               (2)           (3,744)              3,721
                                      -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............                107             (316)           (3,064)              3,156
NET ASSETS:
   Beginning of year................             11,445            11,761            16,859             13,703
                                      -----------------  ----------------  ----------------  -----------------
   End of year......................  $          11,552  $         11,445  $         13,795  $          16,859
                                      =================  ================  ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


First MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of First MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, MetLife Insurance Company USA, New England Life Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         Oppenheimer Variable Account Funds
BlackRock Variable Series Funds, Inc. ("BlackRock")          ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              Putnam Variable Trust ("Putnam VT")
Legg Mason Partners Variable Equity Trust                  Russell Investment Funds ("Russell")
   ("LMPVET")                                              The Universal Institutional Funds, Inc. ("UIF")
Legg Mason Partners Variable Income Trust                  Trust for Advised Portfolios ("TAP")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2016:

American Funds Bond Sub-Account                          MIST BlackRock Global Tactical Strategies
American Funds Global Growth Sub-Account                    Sub-Account
American Funds Global Small Capitalization               MIST BlackRock High Yield Sub-Account (a)
   Sub-Account                                           MIST Clarion Global Real Estate Sub-Account (a)
American Funds Growth Sub-Account                        MIST ClearBridge Aggressive Growth Sub-Account (a)
American Funds Growth-Income Sub-Account                 MIST Goldman Sachs Mid Cap Value Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  MIST Harris Oakmark International Sub-Account (a)
Fidelity VIP Equity-Income Sub-Account                   MIST Invesco Balanced-Risk Allocation Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST Invesco Comstock Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   MIST Invesco Mid Cap Value Sub-Account (a)
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST Invesco Small Cap Growth Sub-Account (a)
FTVIPT Franklin Small Cap Value VIP Sub-Account          MIST JPMorgan Core Bond Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)             MIST JPMorgan Global Active Allocation Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             MIST JPMorgan Small Cap Value Sub-Account (a)
Invesco V.I. Equity and Income Sub-Account               MIST Loomis Sayles Global Markets Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Met/Aberdeen Emerging Markets Equity
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account (a)
   Sub-Account (a)                                       MIST Met/Eaton Vance Floating Rate Sub-Account
LMPVET ClearBridge Variable Appreciation                 MIST Met/Franklin Low Duration Total Return
   Sub-Account                                              Sub-Account
LMPVET ClearBridge Variable Dividend Strategy            MIST Met/Templeton International Bond Sub-Account
   Sub-Account (a)                                       MIST Met/Wellington Large Cap Research
LMPVET ClearBridge Variable Large Cap Growth                Sub-Account (a)
   Sub-Account                                           MIST MetLife Asset Allocation 100 Sub-Account
LMPVET ClearBridge Variable Large Cap Value              MIST MetLife Balanced Plus Sub-Account
   Sub-Account                                           MIST MetLife Multi-Index Targeted Risk
LMPVET ClearBridge Variable Small Cap Growth                Sub-Account
   Sub-Account                                           MIST MetLife Small Cap Value Sub-Account (a)
LMPVET QS Variable Conservative Growth                   MIST MFS Research International Sub-Account (a)
   Sub-Account                                           MIST Morgan Stanley Mid Cap Growth Sub-Account (a)
LMPVET QS Variable Growth Sub-Account                    MIST Oppenheimer Global Equity Sub-Account
LMPVET QS Variable Moderate Growth Sub-Account           MIST PanAgora Global Diversified Risk Sub-Account
LMPVIT Western Asset Variable Global High Yield          MIST PIMCO Inflation Protected Bond Sub-Account
   Bond Sub-Account                                      MIST PIMCO Total Return Sub-Account (a)
MIST AB Global Dynamic Allocation Sub-Account            MIST Pyramis Government Income Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset        MIST Pyramis Managed Risk Sub-Account
   Plus Sub-Account                                      MIST Schroders Global Multi-Asset Sub-Account
MIST American Funds Balanced Allocation                  MIST SSGA Growth and Income ETF Sub-Account
   Sub-Account                                           MIST SSGA Growth ETF Sub-Account
MIST American Funds Growth Allocation                    MIST T. Rowe Price Large Cap Value Sub-Account (a)
   Sub-Account                                           MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST American Funds Growth Sub-Account                   MSF Baillie Gifford International Stock Sub-Account
MIST American Funds Moderate Allocation                  MSF Barclays Aggregate Bond Index Sub-Account
   Sub-Account                                           MSF BlackRock Bond Income Sub-Account (a)
MIST AQR Global Risk Balanced Sub-Account                MSF BlackRock Capital Appreciation Sub-Account (a)

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MSF BlackRock Ultra-Short Term Bond Sub-Account (a)      MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MSF Frontier Mid Cap Growth Sub-Account                  MSF T. Rowe Price Small Cap Growth Sub-Account
MSF Jennison Growth Sub-Account (a)                      MSF Van Eck Global Natural Resources Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account             MSF Western Asset Management Strategic Bond
MSF Loomis Sayles Small Cap Growth Sub-Account             Opportunities Sub-Account (a)
MSF Met/Artisan Mid Cap Value Sub-Account                MSF Western Asset Management U.S. Government
MSF Met/Dimensional International Small Company            Sub-Account (a)
   Sub-Account                                           Oppenheimer VA Main Street Small Cap Sub-Account
MSF Met/Wellington Core Equity Opportunities             PIMCO VIT High Yield Sub-Account
   Sub-Account (a)                                       PIMCO VIT Low Duration Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account              Pioneer VCT Mid Cap Value Sub-Account
MSF MetLife Asset Allocation 40 Sub-Account              Pioneer VCT Real Estate Shares Sub-Account
MSF MetLife Asset Allocation 60 Sub-Account              Putnam VT Equity Income Sub-Account
MSF MetLife Asset Allocation 80 Sub-Account              Putnam VT Multi-Cap Growth Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account              Russell Aggressive Equity Sub-Account
MSF MetLife Stock Index Sub-Account (a)                  Russell Core Bond Sub-Account
MSF MFS Total Return Sub-Account (a)                     Russell Global Real Estate Securities Sub-Account
MSF MFS Value Sub-Account (a)                            Russell Multi-Style Equity Sub-Account
MSF MSCI EAFE Index Sub-Account                          Russell Non-U.S. Sub-Account
MSF Neuberger Berman Genesis Sub-Account (a)             TAP 1919 Variable Socially Responsive Balanced
MSF Russell 2000 Index Sub-Account                         Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2016:

BlackRock Global Allocation V.I. Sub-Account
MIST Met/Artisan International Sub-Account
MIST TCW Core Fixed Income Sub-Account
MSF BlackRock Large Cap Value Sub-Account
UIF Global Infrastructure Sub-Account


3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                             New Name

(MIST) MFS Emerging Markets Equity Portfolio            (MIST) Met/Aberdeen Emerging Markets Equity
                                                          Portfolio
(MIST) WMC Large Cap Research Portfolio                 (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                  (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Core Equity Opportunities Portfolio           (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio
QS Legg Mason Variable Conservative Growth Portfolio    QS Variable Conservative Growth Portfolio
QS Legg Mason Variable Growth Portfolio                 QS Variable Growth Portfolio
QS Legg Mason Variable Moderate Growth Portfolio        QS Variable Moderate Growth Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     ---------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                0.50% - 1.60%
     ---------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                            0.15% - 0.25%
     ---------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                              0.15% - 0.30%
     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                   1.50%
     ---------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.40%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                   -------------------------------  -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    --------------  --------------   --------------
     American Funds Bond Sub-Account.............................        874,292         9,402,487         471,197        1,412,471
     American Funds Global Growth Sub-Account....................        938,021        21,459,583       2,680,845        2,517,730
     American Funds Global Small Capitalization Sub-Account......        233,405         4,490,185       1,120,684          419,338
     American Funds Growth Sub-Account...........................        752,043        44,524,221       5,110,635        6,534,220
     American Funds Growth-Income Sub-Account....................        617,455        24,774,357       3,925,641        3,525,439
     Fidelity VIP Contrafund Sub-Account.........................        573,040        16,179,648       2,113,220        2,177,637
     Fidelity VIP Equity-Income Sub-Account......................          2,892            60,354           5,943           20,718
     Fidelity VIP Mid Cap Sub-Account............................        485,278        14,571,294       1,263,249        1,314,436
     FTVIPT Franklin Income VIP Sub-Account......................      1,393,362        21,333,028       1,312,262        2,750,476
     FTVIPT Franklin Mutual Shares VIP Sub-Account...............        196,347         3,464,125         523,966          414,210
     FTVIPT Franklin Small Cap Value VIP Sub-Account.............        201,634         3,507,952         644,222          474,265
     FTVIPT Templeton Foreign VIP Sub-Account....................        858,439        12,974,203         752,972          999,148
     FTVIPT Templeton Global Bond VIP Sub-Account................        684,711        12,483,979         340,153          901,262
     Invesco V.I. Equity and Income Sub-Account..................      1,055,014        15,707,475       1,194,144        2,047,993
     Invesco V.I. International Growth Sub-Account...............        301,664         8,322,457         312,082          692,390
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account...............................................        671,464        13,532,492       1,834,068        1,708,491
     LMPVET ClearBridge Variable Appreciation Sub-Account........        645,362        17,400,166       1,611,227        2,832,810
     LMPVET ClearBridge Variable Dividend Strategy Sub-Account...        876,295        10,841,161         662,730        1,862,340
     LMPVET ClearBridge Variable Large Cap Growth Sub-Account....         10,451           189,737          34,541           47,943
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.....         23,693           384,891         115,661           46,079
     LMPVET ClearBridge Variable Small Cap Growth Sub-Account....        205,795         3,727,875         467,683          766,594
     LMPVET QS Variable Conservative Growth Sub-Account..........        153,740         1,961,749         196,214          475,443
     LMPVET QS Variable Growth Sub-Account.......................         97,037         1,217,145          83,040          120,767
     LMPVET QS Variable Moderate Growth Sub-Account..............          3,477            40,919           1,862            6,226
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account...............................................      1,192,063         9,387,151         910,008        1,393,007
     MIST AB Global Dynamic Allocation Sub-Account...............     13,307,763       136,760,289       6,210,586       11,353,811
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account...............................................        295,611         3,117,913         894,691          304,571
     MIST American Funds Balanced Allocation Sub-Account.........     21,595,801       197,788,419      26,352,070       21,486,264
     MIST American Funds Growth Allocation Sub-Account...........     10,657,846        91,363,728      13,207,876        9,513,638
     MIST American Funds Growth Sub-Account......................      4,780,025        44,366,720      13,698,322        5,955,296
     MIST American Funds Moderate Allocation Sub-Account.........     11,436,016       107,201,905      11,850,401        9,009,711
     MIST AQR Global Risk Balanced Sub-Account...................     14,221,145       150,037,234         945,429       15,823,230
     MIST BlackRock Global Tactical Strategies Sub-Account.......     27,723,057       274,642,805      27,817,426       24,807,115
     MIST BlackRock High Yield Sub-Account.......................      2,570,316        20,530,045       3,075,228        3,409,614
     MIST Clarion Global Real Estate Sub-Account.................      1,907,457        21,815,302       1,102,361        3,527,399
     MIST ClearBridge Aggressive Growth Sub-Account..............      3,158,040        34,289,638       1,750,522        7,466,373
     MIST Goldman Sachs Mid Cap Value Sub-Account................      2,050,322        26,996,269       2,494,445        2,961,414
     MIST Harris Oakmark International Sub-Account...............      4,116,711        58,374,938       6,750,258        7,454,913
     MIST Invesco Balanced-Risk Allocation Sub-Account...........      3,997,338        41,236,336       6,596,435        3,484,677
     MIST Invesco Comstock Sub-Account...........................      2,690,874        32,489,523       4,349,721        5,070,048
     MIST Invesco Mid Cap Value Sub-Account......................      1,036,980        17,136,637       1,826,398        2,161,509
     MIST Invesco Small Cap Growth Sub-Account...................      1,959,619        27,352,864       5,468,807        3,292,285
     MIST JPMorgan Core Bond Sub-Account.........................      2,872,067        30,000,376       4,567,121        4,189,666
     MIST JPMorgan Global Active Allocation Sub-Account..........      5,666,404        62,063,817      10,980,395        5,153,114
     MIST JPMorgan Small Cap Value Sub-Account...................        244,491         3,508,513         422,260          623,420
     MIST Loomis Sayles Global Markets Sub-Account...............      1,204,062        15,122,079       1,560,077        2,777,787
     MIST Met/Aberdeen Emerging Markets Equity Sub-Account.......      3,187,503        31,470,074       1,470,100        4,754,980
     MIST Met/Eaton Vance Floating Rate Sub-Account..............        639,388         6,601,855       1,061,578        1,732,039
     MIST Met/Franklin Low Duration Total Return Sub-Account.....      1,920,019        18,956,221       3,110,022        3,629,607
     MIST Met/Templeton International Bond Sub-Account...........        315,361         3,602,525         345,657          244,648
     MIST Met/Wellington Large Cap Research Sub-Account..........        114,954         1,177,990         192,654          229,921
     MIST MetLife Asset Allocation 100 Sub-Account...............      8,962,264        98,302,058      16,444,255        7,611,696
     MIST MetLife Balanced Plus Sub-Account......................     38,500,011       397,791,780      32,629,328       20,434,555

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016             DECEMBER 31, 2016
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------
     MIST MetLife Multi-Index Targeted Risk Sub-Account..........      3,481,141       40,859,200       8,550,593         3,989,894
     MIST MetLife Small Cap Value Sub-Account....................      2,233,085       32,760,206       2,182,489         5,717,817
     MIST MFS Research International Sub-Account.................      2,962,039       32,745,061       1,377,536         2,793,910
     MIST Morgan Stanley Mid Cap Growth Sub-Account..............        683,534        8,130,919         598,249           673,911
     MIST Oppenheimer Global Equity Sub-Account..................        208,416        3,674,402         357,811           413,089
     MIST PanAgora Global Diversified Risk Sub-Account...........        331,401        3,535,762       3,458,896           842,161
     MIST PIMCO Inflation Protected Bond Sub-Account.............      6,459,796       69,684,407       1,110,479         7,961,283
     MIST PIMCO Total Return Sub-Account.........................     12,077,846      142,008,338       8,201,841        19,126,699
     MIST Pyramis Government Income Sub-Account..................      4,418,063       47,471,510       4,108,962         4,213,928
     MIST Pyramis Managed Risk Sub-Account.......................      1,409,441       15,487,487       3,277,724         4,626,800
     MIST Schroders Global Multi-Asset Sub-Account...............      2,092,535       23,283,024       2,153,234         1,804,992
     MIST SSGA Growth and Income ETF Sub-Account.................      8,141,055       90,364,492       8,234,439         7,474,413
     MIST SSGA Growth ETF Sub-Account............................      4,470,414       50,179,621       5,195,770         5,663,168
     MIST T. Rowe Price Large Cap Value Sub-Account..............      1,664,775       45,321,076       9,664,370        10,448,428
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............      4,401,013       40,770,852       8,555,674         5,938,492
     MSF Baillie Gifford International Stock Sub-Account.........      1,407,587       13,269,824       1,156,353         2,444,442
     MSF Barclays Aggregate Bond Index Sub-Account...............      1,539,604       16,821,268       5,526,006         2,262,008
     MSF BlackRock Bond Income Sub-Account.......................         78,863        8,430,105         921,332         1,015,121
     MSF BlackRock Capital Appreciation Sub-Account..............         40,072        1,126,419         195,551            77,136
     MSF BlackRock Ultra-Short Term Bond Sub-Account.............        491,684       49,173,515      22,556,505        24,836,607
     MSF Frontier Mid Cap Growth Sub-Account.....................        284,364        8,466,947       1,232,041         1,160,560
     MSF Jennison Growth Sub-Account.............................      3,445,890       42,307,438       7,299,380         5,841,378
     MSF Loomis Sayles Small Cap Core Sub-Account................          3,126          739,533         113,562           117,956
     MSF Loomis Sayles Small Cap Growth Sub-Account..............         40,808          444,660          83,669            83,473
     MSF Met/Artisan Mid Cap Value Sub-Account...................         65,244       13,760,376       2,005,551         2,159,909
     MSF Met/Dimensional International Small Company Sub-Account.        396,604        5,613,431         802,078           853,882
     MSF Met/Wellington Core Equity Opportunities Sub-Account....      2,818,512       82,511,960      23,390,581        10,886,555
     MSF MetLife Asset Allocation 20 Sub-Account.................        820,622        8,976,581       6,331,630         4,745,031
     MSF MetLife Asset Allocation 40 Sub-Account.................     33,243,247      400,358,177      43,143,606        45,984,240
     MSF MetLife Asset Allocation 60 Sub-Account.................     44,932,313      568,322,418      68,414,009        53,311,695
     MSF MetLife Asset Allocation 80 Sub-Account.................     31,994,174      441,444,725      63,622,734        43,416,050
     MSF MetLife Mid Cap Stock Index Sub-Account.................        405,574        6,221,061       1,751,730         1,449,540
     MSF MetLife Stock Index Sub-Account.........................      1,159,071       39,726,033       8,785,452         7,569,316
     MSF MFS Total Return Sub-Account............................         44,837        6,301,181         779,321         1,197,425
     MSF MFS Value Sub-Account...................................      1,595,492       23,661,103       5,908,172         4,586,669
     MSF MSCI EAFE Index Sub-Account.............................        503,939        5,896,136         621,232           881,331
     MSF Neuberger Berman Genesis Sub-Account....................        593,921        8,660,455         540,549         1,962,731
     MSF Russell 2000 Index Sub-Account..........................        525,127        8,661,891       1,346,662         1,629,192
     MSF T. Rowe Price Large Cap Growth Sub-Account..............      1,108,288       23,111,934       5,139,660         3,593,827
     MSF T. Rowe Price Small Cap Growth Sub-Account..............         24,057          351,210          72,837            65,284
     MSF Van Eck Global Natural Resources Sub-Account............        427,050        5,148,365         551,635         2,095,459
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account...............................................      5,405,332       70,037,554      75,552,994         5,640,695
     MSF Western Asset Management U.S. Government Sub-Account....      2,292,050       27,528,133       3,461,874         4,206,155
     Oppenheimer VA Main Street Small Cap Sub-Account............        191,345        3,454,134         253,180           420,066
     PIMCO VIT High Yield Sub-Account............................         15,464          110,549           6,368            15,892
     PIMCO VIT Low Duration Sub-Account..........................          6,083           62,343             950             3,852
     Pioneer VCT Mid Cap Value Sub-Account.......................        115,208        2,105,111         342,012           237,824
     Pioneer VCT Real Estate Shares Sub-Account..................            733            5,302           2,593               249
     Putnam VT Equity Income Sub-Account.........................          3,127           52,756          19,176             3,360
     Putnam VT Multi-Cap Growth Sub-Account......................          6,368          141,635          31,043            30,813
     Russell Aggressive Equity Sub-Account.......................            280            3,619              34                55
     Russell Core Bond Sub-Account...............................          2,342           24,872           1,069               343
     Russell Global Real Estate Securities Sub-Account...........            560            7,775             605               108
     Russell Multi-Style Equity Sub-Account......................          2,645           39,256           3,220               590
     Russell Non-U.S. Sub-Account................................          1,037           10,547             364               159
     TAP 1919 Variable Socially Responsive Balanced Sub-Account..            533           16,878             991             3,974

This page is intentionally left blank.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                                                 AMERICAN FUNDS GLOBAL SMALL
                                        AMERICAN FUNDS BOND      AMERICAN FUNDS GLOBAL GROWTH          CAPITALIZATION
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  -----------------------------  -----------------------------
                                       2016            2015           2016           2015            2016           2015
                                   -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........        565,472        623,582        612,272         682,942         123,980        130,008
Units issued and transferred
   from other funding options....         26,487         23,877         30,683          15,586          10,877          9,406
Units redeemed and transferred to
   other funding options.........       (80,977)       (81,987)       (73,981)        (86,256)        (13,584)       (15,434)
                                   -------------  -------------  -------------  --------------  --------------  -------------
Units end of year................        510,982        565,472        568,974         612,272         121,273        123,980
                                   =============  =============  =============  ==============  ==============  =============


                                                                         AMERICAN FUNDS
                                        AMERICAN FUNDS GROWTH             GROWTH-INCOME             FIDELITY VIP CONTRAFUND
                                             SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  ----------------------------  -----------------------------
                                        2016            2015           2016            2015           2016           2015
                                   --------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year..........         216,165         245,550        171,529        187,082        401,103         413,191
Units issued and transferred
   from other funding options....           3,988           3,097          6,251          4,861         45,827          33,535
Units redeemed and transferred to
   other funding options.........        (26,755)        (32,482)       (21,964)       (20,414)       (45,078)        (45,623)
                                   --------------  --------------  -------------  -------------  -------------  --------------
Units end of year................         193,398         216,165        155,816        171,529        401,852         401,103
                                   ==============  ==============  =============  =============  =============  ==============

                                                                                                   FTVIPT FRANKLIN INCOME
                                    FIDELITY VIP EQUITY-INCOME       FIDELITY VIP MID CAP                    VIP
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  -----------------------------  -----------------------------
                                       2016            2015           2016           2015            2016           2015
                                   -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........          3,431          4,022        263,325         279,050         384,412        408,888
Units issued and transferred
   from other funding options....             --              6         11,328          14,046          12,255         22,043
Units redeemed and transferred to
   other funding options.........          (956)          (597)       (25,264)        (29,771)        (49,945)       (46,519)
                                   -------------  -------------  -------------  --------------  --------------  -------------
Units end of year................          2,475          3,431        249,389         263,325         346,722        384,412
                                   =============  =============  =============  ==============  ==============  =============


                                           FTVIPT FRANKLIN                FTVIPT FRANKLIN               FTVIPT TEMPLETON
                                            MUTUAL SHARES               SMALL CAP VALUE VIP                FOREIGN VIP
                                           VIP SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2016            2015            2016           2015           2016            2015
                                   --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........         129,815         143,131         264,433        264,065        535,764        549,503
Units issued and transferred
   from other funding options....           5,868           5,184          11,386         18,394         34,413         52,226
Units redeemed and transferred to
   other funding options.........        (13,408)        (18,500)        (35,414)       (18,026)       (55,890)       (65,965)
                                   --------------  --------------  --------------  -------------  -------------  -------------
Units end of year................         122,275         129,815         240,405        264,433        514,287        535,764
                                   ==============  ==============  ==============  =============  =============  =============

                                      FTVIPT TEMPLETON GLOBAL              INVESCO V.I.                   INVESCO V.I.
                                             BOND VIP                    EQUITY AND INCOME            INTERNATIONAL GROWTH
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2016            2015            2016            2015           2016           2015
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........         612,689         628,702         836,877        883,170         343,336        351,843
Units issued and transferred
   from other funding options....          39,098          34,909          33,662         45,812          18,442         23,708
Units redeemed and transferred to
   other funding options.........        (61,847)        (50,922)        (99,515)       (92,105)        (30,134)       (32,215)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................         589,940         612,689         771,024        836,877         331,644        343,336
                                   ==============  ==============  ==============  =============  ==============  =============


                                        LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                    VARIABLE AGGRESSIVE GROWTH         VARIABLE APPRECIATION       VARIABLE DIVIDEND STRATEGY
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2016            2015            2016            2015           2016           2015
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........         659,012         728,285         454,520        504,207         720,660        796,590
Units issued and transferred
   from other funding options....          59,190          46,625          28,338         26,345          32,860         46,122
Units redeemed and transferred to
   other funding options.........        (82,716)       (115,898)        (60,133)       (76,032)        (89,412)      (122,052)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................         635,486         659,012         422,725        454,520         664,108        720,660
                                   ==============  ==============  ==============  =============  ==============  =============

                                          LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
                                       VARIABLE LARGE CAP GROWTH     VARIABLE LARGE CAP VALUE      VARIABLE SMALL CAP GROWTH
                                              SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2016            2015           2016          2015           2016            2015
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............          9,250         11,166         15,403         16,469        174,184        180,599
Units issued and transferred
   from other funding options......            672             82          4,633          1,086         16,909         15,699
Units redeemed and transferred to
   other funding options...........        (1,783)        (1,998)        (1,692)        (2,152)       (33,519)       (22,114)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................          8,139          9,250         18,344         15,403        157,574        174,184
                                     =============  =============  =============  =============  =============  =============


                                               LMPVET QS                                                    LMPVET QS
                                     VARIABLE CONSERVATIVE GROWTH    LMPVET QS VARIABLE GROWTH      VARIABLE MODERATE GROWTH
                                              SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  ----------------------------  ----------------------------
                                          2016           2015           2016           2015            2016           2015
                                     -------------  -------------   -------------  -------------  -------------  -------------

Units beginning of year............        110,832        121,761          72,554         71,544          2,766          3,858
Units issued and transferred
   from other funding options......          7,317         12,167           1,137          4,517             11             43
Units redeemed and transferred to
   other funding options...........       (20,518)       (23,096)         (5,705)        (3,507)          (283)        (1,135)
                                     -------------  -------------   -------------  -------------  -------------  -------------
Units end of year..................         97,631        110,832          67,986         72,554          2,494          2,766
                                     =============  =============   =============  =============  =============  =============


       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                               LMPVIT
                                       WESTERN ASSET VARIABLE                  MIST AB             MIST ALLIANZ GLOBAL INVESTORS
                                       GLOBAL HIGH YIELD BOND         GLOBAL DYNAMIC ALLOCATION      DYNAMIC MULTI-ASSET PLUS
                                             SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016           2015
                                   --------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year..........         382,235         393,796      12,613,899      13,566,496       2,419,872        435,600
Units issued and transferred
   from other funding options....          24,699          31,917         529,895         597,428         950,762      2,149,885
Units redeemed and transferred to
   other funding options.........        (61,682)        (43,478)     (1,091,029)     (1,550,025)       (339,817)      (165,613)
                                   --------------  --------------  --------------  --------------  --------------  -------------
Units end of year................         345,252         382,235      12,052,765      12,613,899       3,030,817      2,419,872
                                   ==============  ==============  ==============  ==============  ==============  =============



                                         MIST AMERICAN FUNDS            MIST AMERICAN FUNDS            MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION             GROWTH ALLOCATION                   GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2016            2015            2016           2015            2016           2015
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........      16,602,026      17,609,124      7,658,016       7,946,552       4,464,645      4,458,269
Units issued and transferred
   from other funding options....         861,350         778,191        295,082         500,449         474,133        787,304
Units redeemed and transferred to
   other funding options.........     (1,851,690)     (1,785,289)      (740,889)       (788,985)       (597,797)      (780,928)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................      15,611,686      16,602,026      7,212,209       7,658,016       4,340,981      4,464,645
                                   ==============  ==============  =============  ==============  ==============  =============

                                        MIST AMERICAN FUNDS              MIST AQR GLOBAL             MIST BLACKROCK GLOBAL
                                        MODERATE ALLOCATION               RISK BALANCED               TACTICAL STRATEGIES
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2016           2015            2016            2015           2016           2015
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      8,864,010       9,369,175      13,270,365     14,582,265     24,563,596      25,901,164
Units issued and transferred
   from other funding options....        367,705         323,977         399,413        920,903        826,624       1,174,063
Units redeemed and transferred to
   other funding options.........      (733,910)       (829,142)     (1,641,298)    (2,232,803)    (2,520,937)     (2,511,631)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................      8,497,805       8,864,010      12,028,480     13,270,365     22,869,283      24,563,596
                                   =============  ==============  ==============  =============  =============  ==============


                                          MIST BLACKROCK                  MIST CLARION                 MIST CLEARBRIDGE
                                            HIGH YIELD                 GLOBAL REAL ESTATE              AGGRESSIVE GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                       2016            2015            2016           2015           2016            2015
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........        772,951         784,188       1,380,633      1,509,948      3,593,923       3,679,440
Units issued and transferred
   from other funding options....         99,370         133,381          86,168        113,126        275,029         520,811
Units redeemed and transferred to
   other funding options.........      (150,250)       (144,618)       (223,394)      (242,441)      (642,544)       (606,328)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................        722,071         772,951       1,243,407      1,380,633      3,226,408       3,593,923
                                   =============  ==============  ==============  =============  =============  ==============

                                        MIST GOLDMAN SACHS             MIST HARRIS OAKMARK              MIST INVESCO
                                           MID CAP VALUE                  INTERNATIONAL           BALANCED-RISK ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2016           2015           2016            2015           2016           2015
                                   --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........       1,091,026      1,092,733      2,327,027      2,474,794     32,854,167     32,215,268
Units issued and transferred
   from other funding options....          66,185        157,213        240,614        272,248      7,582,770      4,027,957
Units redeemed and transferred to
   other funding options.........       (158,219)      (158,920)      (426,576)      (420,015)    (4,439,266)    (3,389,058)
                                   --------------  -------------  -------------  -------------  -------------  -------------
Units end of year................         998,992      1,091,026      2,141,065      2,327,027     35,997,671     32,854,167
                                   ==============  =============  =============  =============  =============  =============


                                                                                                        MIST INVESCO
                                       MIST INVESCO COMSTOCK      MIST INVESCO MID CAP VALUE          SMALL CAP GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2016           2015           2016            2015           2016           2015
                                   --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........       2,440,674      2,588,260        541,952        564,878      1,002,342      1,053,572
Units issued and transferred
   from other funding options....         120,916        161,469         47,796         53,924         77,251        128,802
Units redeemed and transferred to
   other funding options.........       (366,821)      (309,055)       (75,099)       (76,850)      (155,390)      (180,032)
                                   --------------  -------------  -------------  -------------  -------------  -------------
Units end of year................       2,194,769      2,440,674        514,649        541,952        924,203      1,002,342
                                   ==============  =============  =============  =============  =============  =============

                                                                     MIST JPMORGAN GLOBAL              MIST JPMORGAN
                                      MIST JPMORGAN CORE BOND          ACTIVE ALLOCATION              SMALL CAP VALUE
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2016           2015           2016           2015           2016           2015
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      2,699,320      2,637,082     47,107,126     45,254,100        214,127        229,294
Units issued and transferred
   from other funding options....        500,730        564,953      9,554,548      6,797,456          6,755         10,605
Units redeemed and transferred to
   other funding options.........      (499,578)      (502,715)    (5,904,005)    (4,944,430)       (30,048)       (25,772)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      2,700,472      2,699,320     50,757,669     47,107,126        190,834        214,127
                                   =============  =============  =============  =============  =============  =============


                                         MIST LOOMIS SAYLES               MIST MET/ABERDEEN            MIST MET/EATON VANCE
                                           GLOBAL MARKETS              EMERGING MARKETS EQUITY             FLOATING RATE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  ------------------------------  -----------------------------
                                        2016            2015            2016            2015            2016           2015
                                   --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........       1,142,649       1,220,864       3,357,805       3,225,968        646,450         665,094
Units issued and transferred
   from other funding options....          82,703         106,795         276,918         576,126         89,915          86,490
Units redeemed and transferred to
   other funding options.........       (189,146)       (185,010)       (599,294)       (444,289)      (164,274)       (105,134)
                                   --------------  --------------  --------------  --------------  -------------  --------------
Units end of year................       1,036,206       1,142,649       3,035,429       3,357,805        572,091         646,450
                                   ==============  ==============  ==============  ==============  =============  ==============


       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                         MIST MET/FRANKLIN             MIST MET/TEMPLETON             MIST MET/WELLINGTON
                                     LOW DURATION TOTAL RETURN         INTERNATIONAL BOND             LARGE CAP RESEARCH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2016           2015            2016           2015           2016            2015
                                   --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year..........       1,944,003      1,961,909        239,083         257,798        105,203         112,370
Units issued and transferred
   from other funding options....         351,561        588,355         37,563          22,382          3,973           8,171
Units redeemed and transferred to
   other funding options.........       (429,708)      (606,261)       (26,105)        (41,097)       (13,106)        (15,338)
                                   --------------  -------------  -------------  --------------  -------------  --------------
Units end of year................       1,865,856      1,944,003        250,541         239,083         96,070         105,203
                                   ==============  =============  =============  ==============  =============  ==============


                                           MIST METLIFE                                                   MIST METLIFE
                                       ASSET ALLOCATION 100        MIST METLIFE BALANCED PLUS       MULTI-INDEX TARGETED RISK
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                       2016            2015            2016            2015           2016            2015
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      6,569,734       6,982,685      32,062,067     31,843,378      25,386,319      15,792,519
Units issued and transferred
   from other funding options....        190,158         205,474       2,536,592      2,922,466       7,930,108      12,029,359
Units redeemed and transferred to
   other funding options.........      (484,941)       (618,425)     (2,396,622)    (2,703,777)     (3,789,113)     (2,435,559)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      6,274,951       6,569,734      32,202,037     32,062,067      29,527,314      25,386,319
                                   =============  ==============  ==============  =============  ==============  ==============

                                           MIST METLIFE                     MIST MFS                 MIST MORGAN STANLEY
                                          SMALL CAP VALUE            RESEARCH INTERNATIONAL            MID CAP GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2016           2015            2016           2015           2016           2015
                                   --------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year..........       1,419,455      1,597,062       2,153,196      2,149,874        594,647        572,839
Units issued and transferred
   from other funding options....          80,013         88,249         160,130        310,085         70,252         60,622
Units redeemed and transferred to
   other funding options.........       (252,560)      (265,856)       (264,066)      (306,763)       (64,022)       (38,814)
                                   --------------  -------------  --------------  -------------  -------------  -------------
Units end of year................       1,246,908      1,419,455       2,049,260      2,153,196        600,877        594,647
                                   ==============  =============  ==============  =============  =============  =============


                                         MIST OPPENHEIMER                  MIST PANAGORA                    MIST PIMCO
                                           GLOBAL EQUITY              GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                            SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2016           2015            2016            2015            2016            2015
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........        164,302         176,001         904,034         237,646       4,837,263       5,278,344
Units issued and transferred
   from other funding options....         10,100          10,413       3,204,151       1,027,386         318,166         515,644
Units redeemed and transferred to
   other funding options.........       (19,789)        (22,112)       (868,135)       (360,998)       (734,353)       (956,725)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................        154,613         164,302       3,240,050         904,034       4,421,076       4,837,263
                                   =============  ==============  ==============  ==============  ==============  ==============

                                                                           MIST PYRAMIS
                                        MIST PIMCO TOTAL RETURN          GOVERNMENT INCOME        MIST PYRAMIS MANAGED RISK
                                              SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2016           2015          2016            2015          2016           2015
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      8,485,580      9,468,783      4,341,821      4,533,402      1,488,949        911,084
Units issued and transferred
   from other funding options......        717,566        700,148        495,474        397,885        356,015        770,959
Units redeemed and transferred to
   other funding options...........    (1,430,101)    (1,683,351)      (536,302)      (589,466)      (480,088)      (193,094)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      7,773,045      8,485,580      4,300,993      4,341,821      1,364,876      1,488,949
                                     =============  =============  =============  =============  =============  =============


                                            MIST SCHRODERS                  MIST SSGA
                                          GLOBAL MULTI-ASSET          GROWTH AND INCOME ETF          MIST SSGA GROWTH ETF
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2016            2015           2016          2015            2016           2015
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     19,308,600     18,028,770      6,361,369      6,338,282      3,576,953      3,671,900
Units issued and transferred
   from other funding options......      2,012,624      3,358,308        179,322        582,534        123,959        241,239
Units redeemed and transferred to
   other funding options...........    (1,983,467)    (2,078,478)      (530,923)      (559,447)      (403,653)      (336,186)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     19,337,757     19,308,600      6,009,768      6,361,369      3,297,259      3,576,953
                                     =============  =============  =============  =============  =============  =============

                                         MIST T. ROWE PRICE             MIST T. ROWE PRICE             MSF BAILLIE GIFFORD
                                           LARGE CAP VALUE                MID CAP GROWTH               INTERNATIONAL STOCK
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2016            2015           2016            2015            2016            2015
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........         822,870         872,142      2,528,906       2,773,850       1,261,509      1,397,967
Units issued and transferred
   from other funding options....          49,449          79,735        223,958         221,776         126,398        105,210
Units redeemed and transferred to
   other funding options.........       (160,059)       (129,007)      (405,834)       (466,720)       (237,430)      (241,668)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................         712,260         822,870      2,347,030       2,528,906       1,150,477      1,261,509
                                   ==============  ==============  =============  ==============  ==============  =============


                                           MSF BARCLAYS                                                   MSF BLACKROCK
                                       AGGREGATE BOND INDEX          MSF BLACKROCK BOND INCOME        CAPITAL APPRECIATION
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2016            2015           2016            2015           2016            2015
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........         897,469        883,622         143,286         159,423         87,289         102,922
Units issued and transferred
   from other funding options....         382,232        223,523          14,738           8,547          5,306           7,710
Units redeemed and transferred to
   other funding options.........       (202,523)      (209,676)        (19,008)        (24,684)        (3,559)        (23,343)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       1,077,178        897,469         139,016         143,286         89,036          87,289
                                   ==============  =============  ==============  ==============  =============  ==============


       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                           MSF BLACKROCK                 MSF FRONTIER
                                       ULTRA-SHORT TERM BOND            MID CAP GROWTH              MSF JENNISON GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2016           2015           2016           2015           2016           2015
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      5,175,195      5,393,034        451,369        529,849      2,402,666      2,800,886
Units issued and transferred
   from other funding options....      3,004,996      3,081,762         25,928         30,541        158,936        119,213
Units redeemed and transferred to
   other funding options.........    (3,131,697)    (3,299,601)       (68,900)      (109,021)      (346,592)      (517,433)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      5,048,494      5,175,195        408,397        451,369      2,215,010      2,402,666
                                   =============  =============  =============  =============  =============  =============


                                          MSF LOOMIS SAYLES               MSF LOOMIS SAYLES               MSF MET/ARTISAN
                                           SMALL CAP CORE                 SMALL CAP GROWTH                 MID CAP VALUE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ----------------------------
                                        2016            2015            2016            2015            2016           2015
                                   --------------  --------------  --------------  --------------  -------------  -------------

Units beginning of year..........          14,846          17,201          28,005          31,874        727,452        802,108
Units issued and transferred
   from other funding options....             996             823           1,932           1,391         37,873         48,021
Units redeemed and transferred to
   other funding options.........         (2,011)         (3,178)         (4,380)         (5,260)      (115,882)      (122,677)
                                   --------------  --------------  --------------  --------------  -------------  -------------
Units end of year................          13,831          14,846          25,557          28,005        649,443        727,452
                                   ==============  ==============  ==============  ==============  =============  =============

                                         MSF MET/DIMENSIONAL            MSF MET/WELLINGTON                 MSF METLIFE
                                     INTERNATIONAL SMALL COMPANY     CORE EQUITY OPPORTUNITIES         ASSET ALLOCATION 20
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2016            2015            2016            2015           2016            2015
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........         260,140         235,511       3,429,684      3,710,716         528,487         766,064
Units issued and transferred
   from other funding options....          25,929          58,269         582,890        220,362         427,846         328,355
Units redeemed and transferred to
   other funding options.........        (45,200)        (33,640)       (551,746)      (501,394)       (334,608)       (565,932)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................         240,869         260,140       3,460,828      3,429,684         621,725         528,487
                                   ==============  ==============  ==============  =============  ==============  ==============


                                            MSF METLIFE                     MSF METLIFE                    MSF METLIFE
                                        ASSET ALLOCATION 40             ASSET ALLOCATION 60            ASSET ALLOCATION 80
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                       2016            2015            2016            2015            2016           2015
                                   -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year..........     27,623,837      30,939,347      35,981,037      39,329,326      28,152,718     30,026,547
Units issued and transferred
   from other funding options....        760,174         860,423         791,627         906,514         707,382        841,955
Units redeemed and transferred to
   other funding options.........    (3,220,980)     (4,175,933)     (3,501,833)     (4,254,803)     (2,959,692)    (2,715,784)
                                   -------------  --------------  --------------  --------------  --------------  -------------
Units end of year................     25,163,031      27,623,837      33,270,831      35,981,037      25,900,408     28,152,718
                                   =============  ==============  ==============  ==============  ==============  =============

                                              MSF METLIFE
                                          MID CAP STOCK INDEX        MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2016           2015          2016           2015            2016          2015
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............        259,569        253,767      2,448,388      2,646,054        140,275        156,861
Units issued and transferred
   from other funding options......         55,713         42,661        380,697        234,871          6,080          3,672
Units redeemed and transferred to
   other funding options...........       (62,558)       (36,859)      (431,464)      (432,537)       (20,103)       (20,258)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................        252,724        259,569      2,397,621      2,448,388        126,252        140,275
                                     =============  =============  =============  =============  =============  =============


                                                                                                              MSF
                                            MSF MFS VALUE               MSF MSCI EAFE INDEX        NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2016           2015            2016           2015          2016            2015
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............        954,325      1,009,780        491,903        428,858        518,912        590,926
Units issued and transferred
   from other funding options......        176,162         99,306         51,144        141,983         34,517         26,531
Units redeemed and transferred to
   other funding options...........      (209,976)      (154,761)       (73,384)       (78,938)       (85,670)       (98,545)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................        920,511        954,325        469,663        491,903        467,759        518,912
                                     =============  =============  =============  =============  =============  =============


                                                                         MSF T. ROWE PRICE             MSF T. ROWE PRICE
                                      MSF RUSSELL 2000 INDEX             LARGE CAP GROWTH              SMALL CAP GROWTH
                                            SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  ------------------------------  ----------------------------
                                       2016            2015            2016            2015           2016            2015
                                   -------------  --------------  --------------  --------------  -------------  -------------

Units beginning of year..........        392,896         374,932       1,214,561       1,116,757         16,556         17,948
Units issued and transferred
   from other funding options....         43,416         107,737         233,921         414,783            526            403
Units redeemed and transferred to
   other funding options.........       (75,190)        (89,773)       (252,809)       (316,979)        (2,087)        (1,795)
                                   -------------  --------------  --------------  --------------  -------------  -------------
Units end of year................        361,122         392,896       1,195,673       1,214,561         14,995         16,556
                                   =============  ==============  ==============  ==============  =============  =============


                                                                           MSF WESTERN                     MSF WESTERN
                                            MSF VAN ECK                 ASSET MANAGEMENT                ASSET MANAGEMENT
                                     GLOBAL NATURAL RESOURCES     STRATEGIC BOND OPPORTUNITIES           U.S. GOVERNMENT
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2016           2015           2016            2015            2016            2015
                                   --------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........         482,930        407,380            700             710       1,586,953       1,736,974
Units issued and transferred
   from other funding options....          77,357        214,753      2,493,692              --         235,477         157,663
Units redeemed and transferred to
   other funding options.........       (195,754)      (139,203)      (199,519)            (10)       (291,561)       (307,684)
                                   --------------  -------------  -------------  --------------  --------------  --------------
Units end of year................         364,533        482,930      2,294,873             700       1,530,869       1,586,953
                                   ==============  =============  =============  ==============  ==============  ==============


       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                           OPPENHEIMER VA
                                        MAIN STREET SMALL CAP          PIMCO VIT HIGH YIELD           PIMCO VIT LOW DURATION
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2016            2015            2016           2015            2016            2015
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........         154,239         170,276          6,064           8,179           4,350           4,667
Units issued and transferred
   from other funding options....           7,086           4,910              6              74               3              25
Units redeemed and transferred to
   other funding options.........        (16,898)        (20,947)          (664)         (2,189)           (198)           (342)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................         144,427         154,239          5,406           6,064           4,155           4,350
                                   ==============  ==============  =============  ==============  ==============  ==============


                                                                         PIONEER VCT
                                    PIONEER VCT MID CAP VALUE        REAL ESTATE SHARES          PUTNAM VT EQUITY INCOME
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2016           2015           2016           2015           2016           2015
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........         47,288         50,993            397            399          1,969          1,982
Units issued and transferred
   from other funding options....          5,243          1,907             --             --            670             --
Units redeemed and transferred to
   other funding options.........        (5,598)        (5,612)            (1)            (2)           (93)           (13)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................         46,933         47,288            396            397          2,546          1,969
                                   =============  =============  =============  =============  =============  =============


                                     PUTNAM VT MULTI-CAP GROWTH        RUSSELL AGGRESSIVE EQUITY          RUSSELL CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------  ------------------------------  ------------------------------
                                        2016            2015             2016            2015            2016            2015
                                   --------------  --------------   --------------  --------------  --------------  --------------

Units beginning of year..........          20,399          28,619              206             206           1,250           1,250
Units issued and transferred
   from other funding options....             863             661               --              --              --              --
Units redeemed and transferred to
   other funding options.........         (2,565)         (8,881)               --              --              --              --
                                   --------------  --------------   --------------  --------------  --------------  --------------
Units end of year................          18,697          20,399              206             206           1,250           1,250
                                   ==============  ==============   ==============  ==============  ==============  ==============


                                          RUSSELL GLOBAL
                                      REAL ESTATE SECURITIES        RUSSELL MULTI-STYLE EQUITY            RUSSELL NON-U.S.
                                            SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........             215             215           2,931           2,931             959             959
Units issued and transferred
   from other funding options....              --              --              --              --              --              --
Units redeemed and transferred to
   other funding options.........              --              --              --              --              --              --
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................             215             215           2,931           2,931             959             959
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                         TAP 1919 VARIABLE SOCIALLY
                                             RESPONSIVE BALANCED
                                                 SUB-ACCOUNT
                                        ------------------------------
                                             2016            2015
                                        --------------  --------------

Units beginning of year...............             437             342
Units issued and transferred
   from other funding options.........              --              96
Units redeemed and transferred to
   other funding options..............            (97)             (1)
                                        --------------  --------------
Units end of year.....................             340             437
                                        ==============  ==============


       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series for the respective stated periods in the five years ended December 31, 2016:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ----------------  -------------
  American Funds Bond            2016       510,982     17.19 - 19.73      9,328,684
     Sub-Account                 2015       565,472     16.97 - 19.35     10,165,126
                                 2014       623,582     17.21 - 19.48     11,308,400
                                 2013       621,866     16.62 - 18.68     10,869,085
                                 2012       541,160     17.27 - 19.27      9,792,942

  American Funds Global          2016       568,974     36.46 - 45.71     22,371,779
     Growth Sub-Account          2015       612,272     36.93 - 45.77     24,248,646
                                 2014       682,942     35.19 - 43.13     25,669,460
                                 2013       719,174     35.06 - 42.47     26,820,141
                                 2012       762,664     27.66 - 33.12     22,306,755

  American Funds Global Small    2016       121,273     34.96 - 41.36      4,602,725
     Capitalization Sub-Account  2015       123,980     34.81 - 40.82      4,660,568
                                 2014       130,008     35.30 - 41.02      4,933,146
                                 2013       137,218     35.14 - 40.47      5,157,246
                                 2012       137,433     27.85 - 31.78      4,085,561

  American Funds Growth          2016       193,398   228.20 - 333.19     50,326,729
     Sub-Account                 2015       216,165   212.42 - 306.61     52,129,155
                                 2014       245,550   202.60 - 289.09     56,173,858
                                 2013       276,743   190.29 - 268.43     59,275,023
                                 2012       297,526   149.07 - 207.87     49,608,605

  American Funds Growth-Income   2016       155,816   157.24 - 214.95     27,167,990
     Sub-Account                 2015       171,529   143.70 - 194.58     27,208,029
                                 2014       187,082   144.35 - 193.62     29,698,695
                                 2013       210,376   132.98 - 176.68     30,630,870
                                 2012       226,731   101.52 - 133.61     25,000,716

  Fidelity VIP Contrafund        2016       401,852      6.55 - 75.89     18,917,042
     Sub-Account                 2015       401,103      6.17 - 71.00     19,201,982
                                 2014       413,191      6.24 - 71.28     21,423,316
                                 2013       406,330      5.67 - 64.36     21,377,976
                                 2012       396,480     42.13 - 49.54     17,582,368

  Fidelity VIP Equity-Income     2016         2,475     21.81 - 86.59         62,060
     Sub-Account                 2015         3,431     18.79 - 74.67         71,803
                                 2014         4,022     19.90 - 79.16         87,581
                                 2013         4,115     18.60 - 74.07         83,802
                                 2012         4,148     14.76 - 58.82         67,342

  Fidelity VIP Mid Cap           2016       249,389     61.02 - 69.22     16,028,724
     Sub-Account                 2015       263,325     55.43 - 62.44     15,335,678
                                 2014       279,050     57.28 - 64.08     16,755,847
                                 2013       301,334     54.92 - 61.01     17,289,168
                                 2012       285,127     41.10 - 45.33     12,205,315



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  American Funds Bond            2016       1.64        0.95 - 1.65         1.26 - 1.97
     Sub-Account                 2015       1.65        0.95 - 1.65     (1.37) - (0.67)
                                 2014       1.94        0.95 - 1.65         3.56 - 4.28
                                 2013       1.85        0.95 - 1.65     (3.76) - (3.08)
                                 2012       2.63        0.95 - 1.65         3.64 - 4.37

  American Funds Global          2016       0.91        0.75 - 1.90     (1.27) - (0.13)
     Growth Sub-Account          2015       0.98        0.75 - 1.90         4.92 - 6.14
                                 2014       1.15        0.75 - 1.90         0.39 - 1.55
                                 2013       1.24        0.75 - 1.90       26.75 - 28.21
                                 2012       0.90        0.75 - 1.90       20.24 - 21.64

  American Funds Global Small    2016       0.25        0.75 - 1.65         0.43 - 1.34
     Capitalization Sub-Account  2015         --        0.75 - 1.65     (1.38) - (0.48)
                                 2014       0.12        0.75 - 1.65         0.45 - 1.36
                                 2013       0.87        0.75 - 1.65       26.18 - 27.32
                                 2012       1.34        0.75 - 1.65       16.23 - 17.29

  American Funds Growth          2016       0.76        0.75 - 1.90         7.43 - 8.67
     Sub-Account                 2015       0.58        0.75 - 1.90         4.85 - 6.06
                                 2014       0.77        0.75 - 1.90         6.47 - 7.70
                                 2013       0.93        0.75 - 1.90       27.65 - 29.13
                                 2012       0.80        0.75 - 1.90        2.02 - 17.01

  American Funds Growth-Income   2016       1.46        0.95 - 1.90        9.42 - 10.47
     Sub-Account                 2015       1.28        0.95 - 1.90       (0.45) - 0.50
                                 2014       1.26        0.95 - 1.90         8.55 - 9.59
                                 2013       1.35        0.95 - 1.90       30.99 - 32.24
                                 2012       1.61        0.95 - 1.90       15.26 - 16.37

  Fidelity VIP Contrafund        2016       0.71        0.95 - 1.85         5.93 - 6.89
     Sub-Account                 2015       0.89        0.95 - 1.85     (1.29) - (0.39)
                                 2014       0.84        0.95 - 1.85        9.77 - 10.76
                                 2013       0.97        0.95 - 1.85       10.23 - 29.91
                                 2012       1.29        0.95 - 1.85       14.17 - 15.20

  Fidelity VIP Equity-Income     2016       1.86        1.40 - 1.50       15.96 - 16.07
     Sub-Account                 2015       2.88        1.40 - 1.50     (5.66) - (5.57)
                                 2014       2.66        1.40 - 1.50         6.86 - 6.97
                                 2013       2.33        1.40 - 1.50       25.93 - 26.05
                                 2012       2.98        1.40 - 1.50       15.30 - 15.42

  Fidelity VIP Mid Cap           2016       0.32        0.95 - 1.65       10.09 - 10.86
     Sub-Account                 2015       0.25        0.95 - 1.65     (3.24) - (2.56)
                                 2014       0.02        0.95 - 1.65         4.30 - 5.03
                                 2013       0.29        0.95 - 1.65       33.65 - 34.59
                                 2012       0.44        0.95 - 1.65       12.68 - 13.47



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  --------------
  FTVIPT Franklin Income VIP   2016       346,722     56.31 - 72.41      21,429,895
     Sub-Account               2015       384,412     50.31 - 64.11      21,170,997
                               2014       408,888     55.14 - 69.63      24,536,012
                               2013       444,107     53.69 - 67.20      25,831,980
                               2012       443,053     48.00 - 59.54      22,861,593

  FTVIPT Franklin Mutual       2016       122,275     30.66 - 34.25       3,942,631
     Shares VIP Sub-Account    2015       129,815     26.86 - 29.84       3,653,863
                               2014       143,131     28.72 - 31.74       4,285,026
                               2013       155,912     27.26 - 29.95       4,416,458
                               2012       165,250     21.60 - 23.61       3,691,282

  FTVIPT Franklin Small Cap    2016       240,405     15.98 - 16.85       3,903,614
     Value VIP Sub-Account     2015       264,433     12.46 - 13.07       3,343,147
                               2014       264,065     13.66 - 14.25       3,653,630
                               2013       276,727     13.79 - 14.30       3,859,159
                               2012       236,169     10.27 - 10.60       2,449,921

  FTVIPT Templeton Foreign     2016       514,287     14.04 - 35.70      11,685,523
     VIP Sub-Account           2015       535,764     13.32 - 33.74      11,534,530
                               2014       549,503     14.48 - 36.56      12,938,516
                               2013       566,485     16.57 - 41.67      15,302,372
                               2012       641,242     13.70 - 34.33      14,479,882

  FTVIPT Templeton Global      2016       589,940     18.39 - 20.30      11,126,544
     Bond VIP Sub-Account      2015       612,689     18.13 - 19.91      11,391,228
                               2014       628,702     19.24 - 21.01      12,391,360
                               2013       660,456     19.18 - 20.82      12,966,506
                               2012       539,148     19.15 - 20.69      10,553,746

  Invesco V.I. Equity and      2016       771,024     23.31 - 25.65      18,652,644
     Income Sub-Account        2015       836,877     20.64 - 22.55      17,872,666
                               2014       883,170     21.54 - 23.37      19,615,976
                               2013       918,647     20.13 - 21.69      19,012,356
                               2012       893,861     16.39 - 17.54      14,999,530

  Invesco V.I. International   2016       331,644     12.96 - 32.43       9,786,471
     Growth Sub-Account        2015       343,336     13.20 - 32.97      10,351,518
                               2014       351,843     13.71 - 34.18      11,092,683
                               2013       378,037     13.85 - 34.47      11,901,262
                               2012       348,180     11.81 - 29.32       9,352,656

  LMPVET ClearBridge Variable  2016       635,486     16.82 - 30.24      16,840,229
     Aggressive Growth         2015       659,012     16.99 - 30.16      17,489,432
     Sub-Account               2014       728,285     17.67 - 30.99      19,900,016
                               2013       807,266     15.00 - 25.98      18,593,341
                               2012       784,327     10.38 - 17.40      12,280,790

  LMPVET ClearBridge Variable  2016       422,725     49.55 - 62.23      23,691,227
     Appreciation Sub-Account  2015       454,520     46.01 - 57.24      23,566,939
                               2014       504,207     46.15 - 56.87      26,063,152
                               2013       545,502     42.38 - 51.73      25,776,634
                               2012       481,135     33.23 - 40.17      17,679,178

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  FTVIPT Franklin Income VIP   2016       5.01         0.95 - 1.85        11.93 - 12.95
     Sub-Account               2015       4.64         0.95 - 1.85      (8.76) - (7.93)
                               2014       4.95         0.95 - 1.85          2.70 - 3.63
                               2013       6.43         0.95 - 1.85        11.85 - 12.86
                               2012       6.46         0.95 - 1.85        10.58 - 11.58

  FTVIPT Franklin Mutual       2016       2.03         1.10 - 1.65        14.16 - 14.79
     Shares VIP Sub-Account    2015       3.03         1.10 - 1.65      (6.49) - (5.98)
                               2014       2.02         1.10 - 1.65          5.37 - 5.95
                               2013       2.05         1.10 - 1.65        26.16 - 26.86
                               2012       2.09         1.10 - 1.65        12.36 - 12.99

  FTVIPT Franklin Small Cap    2016       0.82         0.95 - 1.50        28.25 - 28.96
     Value VIP Sub-Account     2015       0.63         0.95 - 1.50      (8.77) - (8.26)
                               2014       0.62         0.95 - 1.50      (0.93) - (0.38)
                               2013       1.30         0.95 - 1.50        34.21 - 34.95
                               2012       0.78         0.95 - 1.50        16.62 - 17.26

  FTVIPT Templeton Foreign     2016       1.96         1.30 - 1.90          5.16 - 6.00
     VIP Sub-Account           2015       3.19         1.30 - 1.90      (8.25) - (7.61)
                               2014       1.84         1.30 - 1.90    (12.81) - (12.13)
                               2013       2.41         1.30 - 1.90        20.66 - 21.56
                               2012       3.04         1.30 - 1.90        16.00 - 16.94

  FTVIPT Templeton Global      2016         --         0.95 - 1.50          1.41 - 1.97
     Bond VIP Sub-Account      2015       7.89         0.95 - 1.50      (5.73) - (5.21)
                               2014       5.11         0.95 - 1.50          0.32 - 0.87
                               2013       4.73         0.95 - 1.50          0.12 - 0.67
                               2012       6.27         0.95 - 1.50        13.34 - 13.97

  Invesco V.I. Equity and      2016       1.65         0.95 - 1.65        12.96 - 13.75
     Income Sub-Account        2015       2.31         0.95 - 1.65      (4.18) - (3.51)
                               2014       1.57         0.95 - 1.65          6.99 - 7.74
                               2013       1.53         0.95 - 1.65        22.84 - 23.71
                               2012       1.85         0.95 - 1.65        10.54 - 11.32

  Invesco V.I. International   2016       1.17         0.95 - 1.50      (2.18) - (1.64)
     Growth Sub-Account        2015       1.28         0.95 - 1.50      (4.07) - (3.54)
                               2014       1.38         0.95 - 1.50      (1.40) - (0.86)
                               2013       1.09         0.95 - 1.50        16.95 - 17.60
                               2012       1.39         0.95 - 1.50        13.53 - 14.16

  LMPVET ClearBridge Variable  2016       0.65         0.95 - 1.95        (1.01) - 0.25
     Aggressive Growth         2015       0.34         0.95 - 1.95      (3.83) - (2.66)
     Sub-Account               2014       0.17         0.95 - 1.95        17.76 - 19.26
                               2013       0.27         0.95 - 1.95        44.53 - 46.38
                               2012       0.43         1.10 - 1.95        16.16 - 17.42

  LMPVET ClearBridge Variable  2016       1.31         0.95 - 1.90          7.70 - 8.73
     Appreciation Sub-Account  2015       1.15         0.95 - 1.90        (0.31) - 0.64
                               2014       1.14         0.95 - 1.90          8.90 - 9.94
                               2013       1.28         0.95 - 1.90        27.56 - 28.77
                               2012       1.69         0.95 - 1.90        13.76 - 14.85

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2016       664,108    16.10 - 24.31      14,930,164
     Dividend Strategy            2015       720,660    14.24 - 21.38      14,325,561
     Sub-Account                  2014       796,590    15.14 - 22.59      16,774,613
                                  2013       851,387    13.55 - 20.09      15,989,944
                                  2012       732,611    10.95 - 16.14      10,934,469

  LMPVET ClearBridge Variable     2016         8,139    25.68 - 27.67         216,950
     Large Cap Growth             2015         9,250    24.37 - 26.15         233,660
     Sub-Account                  2014        11,166    22.62 - 24.18         261,685
                                  2013        14,900    20.22 - 21.53         311,557
                                  2012        18,448    14.95 - 15.86         284,698

  LMPVET ClearBridge Variable     2016        18,344    24.40 - 26.31         461,514
     Large Cap Value Sub-Account  2015        15,403    22.00 - 23.64         349,493
                                  2014        16,469    23.09 - 24.70         391,501
                                  2013        17,208    21.06 - 22.45         373,560
                                  2012        20,265    16.22 - 17.21         337,404

  LMPVET ClearBridge Variable     2016       157,574    23.59 - 31.54       4,385,459
     Small Cap Growth             2015       174,184    22.72 - 30.14       4,612,937
     Sub-Account                  2014       180,599    24.22 - 31.87       5,087,100
                                  2013       204,252    23.71 - 30.96       5,633,330
                                  2012       167,724    16.44 - 21.29       3,081,054

  LMPVET QS Variable              2016        97,631    22.12 - 24.68       2,269,182
     Conservative Growth          2015       110,832    20.93 - 23.22       2,433,690
     Sub-Account                  2014       121,761    21.53 - 23.76       2,748,787
                                  2013       147,638    20.87 - 22.90       3,213,463
                                  2012       140,448    18.39 - 20.08       2,681,490

  LMPVET QS Variable Growth       2016        67,986    20.00 - 21.65       1,411,867
     Sub-Account                  2015        72,554    18.74 - 20.21       1,409,068
                                  2014        71,544    19.48 - 20.93       1,440,406
                                  2013        72,225    18.92 - 21.30       1,407,293
                                  2012        72,032    15.21 - 16.33       1,126,329

  LMPVET QS Variable Moderate     2016         2,494    20.00 - 20.61          50,644
     Growth Sub-Account           2015         2,766    18.83 - 19.37          52,861
                                  2014         3,858    19.49 - 20.02          76,177
                                  2013         5,216    18.89 - 19.37          99,413
                                  2012        12,513    15.76 - 16.14         197,798

  LMPVIT Western Asset            2016       345,252    22.53 - 26.90       8,451,707
     Variable Global High Yield   2015       382,235    19.86 - 23.49       8,226,372
     Bond Sub-Account             2014       393,796    21.50 - 25.19       9,114,627
                                  2013       420,975    22.16 - 25.72       9,993,842
                                  2012       379,818    21.26 - 24.44       8,566,062

  MIST AB Global Dynamic          2016    12,052,765    12.01 - 12.89     149,179,976
     Allocation Sub-Account       2015    12,613,899    11.82 - 12.54     152,872,305
                                  2014    13,566,496    11.99 - 12.56     165,816,100
                                  2013    13,793,702    11.40 - 11.79     159,403,910
                                  2012    12,223,640    10.46 - 10.68     128,973,752

                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2016       1.41        0.95 - 1.90        12.68 - 13.69
     Dividend Strategy            2015       1.60        0.95 - 1.90      (6.19) - (5.34)
     Sub-Account                  2014       2.00        0.95 - 1.90        11.40 - 12.41
                                  2013       1.59        0.95 - 1.90        23.38 - 24.49
                                  2012       2.78        0.95 - 1.90        11.98 - 12.99

  LMPVET ClearBridge Variable     2016       0.50        1.50 - 1.90          5.37 - 5.79
     Large Cap Growth             2015       0.44        1.50 - 1.90          7.73 - 8.16
     Sub-Account                  2014       0.46        1.50 - 1.90        11.85 - 12.29
                                  2013       0.46        1.50 - 1.90        35.26 - 35.80
                                  2012       0.67        1.50 - 1.90        18.07 - 18.55

  LMPVET ClearBridge Variable     2016       1.57        1.50 - 1.90        10.87 - 11.32
     Large Cap Value Sub-Account  2015       1.42        1.50 - 1.90      (4.70) - (4.31)
                                  2014       1.89        1.50 - 1.90         9.61 - 10.05
                                  2013       1.62        1.50 - 1.90        29.88 - 30.40
                                  2012       2.13        1.50 - 1.90        14.30 - 14.76

  LMPVET ClearBridge Variable     2016         --        1.10 - 1.90          3.81 - 4.65
     Small Cap Growth             2015         --        1.10 - 1.90      (6.18) - (5.42)
     Sub-Account                  2014         --        1.10 - 1.90          2.12 - 2.94
                                  2013       0.05        1.10 - 1.90        44.28 - 45.44
                                  2012       0.37        1.10 - 1.90        17.17 - 18.11

  LMPVET QS Variable              2016       2.28        1.10 - 1.65          5.67 - 6.26
     Conservative Growth          2015       1.92        1.10 - 1.65      (2.80) - (2.27)
     Sub-Account                  2014       2.43        1.10 - 1.65          3.19 - 3.76
                                  2013       2.14        1.10 - 1.65        13.45 - 14.07
                                  2012       2.83        1.10 - 1.65        11.24 - 11.85

  LMPVET QS Variable Growth       2016       1.45        1.25 - 1.65          6.72 - 7.15
     Sub-Account                  2015       1.39        1.25 - 1.65      (3.83) - (3.45)
                                  2014       1.77        1.25 - 1.65          2.97 - 3.39
                                  2013       1.65        0.95 - 1.65        24.43 - 25.30
                                  2012       1.81        1.20 - 1.65        13.98 - 14.50

  LMPVET QS Variable Moderate     2016       2.02        1.50 - 1.65          6.23 - 6.39
     Growth Sub-Account           2015       1.68        1.50 - 1.65      (3.39) - (3.25)
                                  2014       1.70        1.50 - 1.65          3.19 - 3.34
                                  2013       1.44        1.50 - 1.65        19.83 - 20.01
                                  2012       2.33        1.50 - 1.65        12.71 - 12.88

  LMPVIT Western Asset            2016       6.14        0.95 - 1.90        13.43 - 14.51
     Variable Global High Yield   2015       6.06        0.95 - 1.90      (7.61) - (6.73)
     Bond Sub-Account             2014       6.89        0.95 - 1.90      (3.01) - (2.09)
                                  2013       6.04        0.95 - 1.90          4.27 - 5.27
                                  2012       7.83        0.95 - 1.90        16.09 - 17.20

  MIST AB Global Dynamic          2016       1.59        0.75 - 2.00          1.54 - 2.82
     Allocation Sub-Account       2015       3.26        0.75 - 2.00      (1.41) - (0.17)
                                  2014       1.94        0.75 - 2.00          5.22 - 6.55
                                  2013       1.26        0.75 - 2.00         8.95 - 10.32
                                  2012       0.09        0.75 - 2.00          3.76 - 9.26

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    -----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                    -------------  ----------------  --------------
  MIST Allianz Global         2016      3,030,817       1.01 - 1.03       3,097,990
     Investors Dynamic        2015      2,419,872       1.01 - 1.02       2,457,753
     Multi-Asset Plus         2014        435,600              1.04         453,097
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds         2016     15,611,686     12.96 - 14.20     209,263,299
     Balanced Allocation      2015     16,602,026     12.26 - 13.19     209,463,986
     Sub-Account              2014     17,609,124     12.59 - 13.41     227,310,122
                              2013     18,034,572     12.10 - 12.78     222,907,253
                              2012     18,273,562     10.41 - 10.89     193,597,105

  MIST American Funds Growth  2016      7,212,209     13.13 - 14.08      97,519,287
     Allocation Sub-Account   2015      7,658,016     12.29 - 13.07      96,555,654
                              2014      7,946,552     12.63 - 13.32     102,586,064
                              2013      8,656,999     12.10 - 12.67     106,729,414
                              2012      9,043,043      9.86 - 10.24      90,592,933

  MIST American Funds Growth  2016      4,340,981      1.55 - 15.60      46,939,814
     Sub-Account              2015      4,464,645      1.44 - 14.48      46,911,838
                              2014      4,458,269      1.37 - 13.78      49,790,311
                              2013      4,659,735      1.29 - 12.90      54,735,692
                              2012      4,686,153      9.75 - 10.07      46,467,491

  MIST American Funds         2016      8,497,805     12.62 - 13.83     110,700,622
     Moderate Allocation      2015      8,864,010     12.03 - 12.94     109,590,218
     Sub-Account              2014      9,369,175     12.35 - 13.16     118,528,940
                              2013     10,005,715     11.87 - 12.53     121,231,509
                              2012     10,707,750     10.67 - 11.15     116,103,320

  MIST AQR Global Risk        2016     12,028,480      9.79 - 11.23     129,696,803
     Balanced Sub-Account     2015     13,270,365      9.10 - 10.38     133,212,455
                              2014     14,582,265     10.20 - 11.57     164,216,972
                              2013     15,825,730     10.84 - 11.21     173,901,364
                              2012     15,510,367     11.44 - 11.69     179,053,046

  MIST BlackRock Global       2016     22,869,283     11.47 - 12.31     270,299,765
     Tactical Strategies      2015     24,563,596     11.20 - 11.88     281,948,937
     Sub-Account              2014     25,901,164     11.44 - 11.98     301,995,802
                              2013     26,722,304     11.02 - 11.40     298,572,740
                              2012     24,246,974     10.19 - 10.41     249,277,686

  MIST BlackRock High Yield   2016        722,071     25.15 - 32.10      19,527,426
     Sub-Account              2015        772,951     22.50 - 28.38      18,646,696
                              2014        784,188     23.91 - 29.80      20,028,907
                              2013        804,511     23.60 - 29.06      20,176,319
                              2012        922,730     22.01 - 26.78      21,489,904

  MIST Clarion Global Real    2016      1,243,407     16.97 - 32.91      22,088,790
     Estate Sub-Account       2015      1,380,633     17.15 - 33.00      24,715,483
                              2014      1,509,948     17.74 - 33.88      27,853,608
                              2013      1,369,048     15.97 - 30.22      22,504,429
                              2012      1,318,859     15.73 - 29.54      21,282,014



                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  MIST Allianz Global         2016       0.05        1.15 - 2.00         (0.02) - 0.83
     Investors Dynamic        2015       1.44        1.15 - 2.00       (2.94) - (2.12)
     Multi-Asset Plus         2014       0.88        1.30 - 2.00           3.95 - 4.44
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds         2016       1.61        0.90 - 1.95           5.73 - 6.84
     Balanced Allocation      2015       1.39        1.00 - 1.95       (2.62) - (1.69)
     Sub-Account              2014       1.26        1.00 - 1.95           4.00 - 4.99
                              2013       1.35        1.00 - 1.95         16.24 - 17.35
                              2012       1.68        1.00 - 1.95         11.33 - 12.39

  MIST American Funds Growth  2016       1.30        1.15 - 1.95           6.85 - 7.71
     Allocation Sub-Account   2015       1.31        1.15 - 1.95       (2.67) - (1.89)
                              2014       1.04        1.15 - 1.95           4.33 - 5.17
                              2013       1.01        1.15 - 1.95         22.69 - 23.68
                              2012       1.20        1.15 - 1.95         13.90 - 14.82

  MIST American Funds Growth  2016       0.30        0.95 - 1.95           6.99 - 8.07
     Sub-Account              2015       0.87        0.95 - 2.00           4.38 - 5.48
                              2014       0.56        0.95 - 2.00           6.04 - 7.16
                              2013       0.45        0.95 - 2.00         11.27 - 28.11
                              2012       0.32        1.30 - 2.00         15.08 - 15.89

  MIST American Funds         2016       1.90        0.90 - 1.95           4.95 - 6.05
     Moderate Allocation      2015       1.48        1.00 - 1.95       (2.64) - (1.71)
     Sub-Account              2014       1.46        1.00 - 1.95           4.05 - 5.04
                              2013       1.64        1.00 - 1.95         11.33 - 12.39
                              2012       2.04        1.00 - 1.95           8.69 - 9.73

  MIST AQR Global Risk        2016         --        0.75 - 2.00           6.80 - 8.15
     Balanced Sub-Account     2015       5.49        0.75 - 2.00     (11.36) - (10.25)
                              2014         --        0.75 - 2.00           1.94 - 3.22
                              2013       2.03        0.75 - 2.00       (5.30) - (4.11)
                              2012       0.45        0.75 - 2.00           8.36 - 9.73

  MIST BlackRock Global       2016       1.45        0.75 - 2.00           2.36 - 3.65
     Tactical Strategies      2015       1.56        0.75 - 2.00       (2.09) - (0.85)
     Sub-Account              2014       1.12        0.75 - 2.00           3.82 - 5.12
                              2013       1.33        0.75 - 2.00           8.12 - 9.48
                              2012         --        0.75 - 2.00           3.59 - 8.32

  MIST BlackRock High Yield   2016       6.56        0.75 - 1.95         11.78 - 13.13
     Sub-Account              2015       7.82        0.75 - 1.95       (5.90) - (4.76)
                              2014       5.91        0.75 - 1.95           1.30 - 2.52
                              2013       6.57        0.75 - 1.95           7.22 - 8.52
                              2012       7.08        0.75 - 1.95         14.28 - 15.67

  MIST Clarion Global Real    2016       2.07        0.75 - 1.95         (1.07) - 0.12
     Estate Sub-Account       2015       3.83        0.75 - 1.95       (3.31) - (2.14)
                              2014       1.34        0.75 - 1.95         11.08 - 12.42
                              2013       6.67        0.75 - 1.95           1.55 - 2.77
                              2012       2.08        0.75 - 1.95         23.54 - 25.04



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  MIST ClearBridge Aggressive   2016     3,226,408   12.19 - 205.91      48,322,641
     Growth Sub-Account         2015     3,593,923   12.04 - 203.07      53,015,802
                                2014     3,679,440   12.71 - 214.41      57,875,892
                                2013     3,216,416    10.84 - 18.18      40,150,681
                                2012     3,074,411     7.55 - 12.63      26,801,051

  MIST Goldman Sachs Mid Cap    2016       998,992    22.76 - 24.72      23,681,202
     Value Sub-Account          2015     1,091,026    20.51 - 22.12      23,217,032
                                2014     1,092,733    23.01 - 24.66      25,990,516
                                2013     1,198,143    20.72 - 22.07      25,572,775
                                2012     1,191,626    15.93 - 16.85      19,494,584

  MIST Harris Oakmark           2016     2,141,065    22.76 - 27.64      53,200,132
     International Sub-Account  2015     2,327,027    21.39 - 25.80      54,326,088
                                2014     2,474,794    22.79 - 27.28      61,491,744
                                2013     2,510,341    24.58 - 29.23      67,280,768
                                2012     2,521,486    19.15 - 21.99      52,598,714

  MIST Invesco Balanced-Risk    2016    35,997,671      1.11 - 1.18      40,932,716
     Allocation Sub-Account     2015    32,854,167      1.01 - 1.06      33,941,121
     (Commenced 4/30/2012)      2014    32,215,268      1.08 - 1.12      35,248,383
                                2013    35,442,409      1.04 - 1.06      37,262,971
                                2012    23,220,671      1.04 - 1.05      24,318,514

  MIST Invesco Comstock         2016     2,194,769    16.91 - 19.45      39,232,918
     Sub-Account                2015     2,440,674    14.70 - 16.71      37,715,764
                                2014     2,588,260    15.94 - 17.90      43,159,191
                                2013     1,778,861    14.87 - 16.50      27,321,053
                                2012     1,817,421    11.20 - 12.28      20,936,779

  MIST Invesco Mid Cap Value    2016       514,649    35.14 - 44.34      19,601,778
     Sub-Account                2015       541,952    30.74 - 38.68      18,139,725
                                2014       564,878    34.45 - 42.81      21,071,080
                                2013       563,053    32.06 - 39.34      19,432,115
                                2012       635,965    25.10 - 30.42      17,120,178

  MIST Invesco Small Cap        2016       924,203    26.06 - 29.21      25,351,404
     Growth Sub-Account         2015     1,002,342    23.84 - 26.53      25,061,065
                                2014     1,053,572    24.73 - 27.32      27,218,174
                                2013     1,133,538    23.37 - 25.62      27,574,261
                                2012     1,297,630    17.00 - 18.50      22,869,587

  MIST JPMorgan Core Bond       2016     2,700,472    10.54 - 11.16      29,295,068
     Sub-Account                2015     2,699,320    10.48 - 11.06      29,105,670
                                2014     2,637,082    10.64 - 11.15      28,756,406
                                2013     2,522,189    10.33 - 10.75      26,581,602
                                2012     2,553,609    10.87 - 11.23      28,206,400

  MIST JPMorgan Global Active   2016    50,757,669      1.19 - 1.26      62,103,751
     Allocation Sub-Account     2015    47,107,126      1.18 - 1.24      56,797,375
     (Commenced 4/30/2012)      2014    45,254,100      1.19 - 1.23      54,838,087
                                2013    39,437,506      1.14 - 1.16      45,303,210
                                2012    16,070,030             1.05      16,875,272



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST ClearBridge Aggressive   2016       0.41        0.75 - 1.95           0.70 - 1.91
     Growth Sub-Account         2015       0.23        0.75 - 1.95       (5.89) - (4.75)
                                2014       0.11        0.75 - 1.95         12.29 - 18.00
                                2013       0.22        0.75 - 1.95         42.79 - 44.51
                                2012       0.02        0.75 - 1.95          3.28 - 17.62

  MIST Goldman Sachs Mid Cap    2016       0.83        1.30 - 1.95         11.00 - 11.72
     Value Sub-Account          2015       0.64        1.30 - 1.95     (10.87) - (10.29)
                                2014       0.55        1.30 - 1.95         11.04 - 11.77
                                2013       0.88        1.30 - 1.95         30.09 - 30.94
                                2012       0.59        1.30 - 1.95         15.83 - 16.58

  MIST Harris Oakmark           2016       2.15        0.95 - 1.95           6.09 - 7.15
     International Sub-Account  2015       2.97        0.95 - 1.95       (6.37) - (5.42)
                                2014       2.40        0.95 - 1.95       (7.61) - (6.68)
                                2013       2.46        0.95 - 1.95         27.97 - 29.26
                                2012       1.62        1.20 - 1.95         15.69 - 27.70

  MIST Invesco Balanced-Risk    2016       0.15        0.75 - 2.00          9.50 - 10.88
     Allocation Sub-Account     2015       2.80        0.75 - 2.00       (6.10) - (4.92)
     (Commenced 4/30/2012)      2014         --        0.75 - 2.00           3.49 - 4.79
                                2013         --        0.75 - 2.00         (0.16) - 1.10
                                2012       0.66        0.75 - 2.00           3.27 - 4.14

  MIST Invesco Comstock         2016       2.53        0.75 - 1.95         15.03 - 16.42
     Sub-Account                2015       2.87        0.75 - 1.95       (7.79) - (6.67)
                                2014       0.69        0.75 - 1.95           7.20 - 8.50
                                2013       1.06        0.75 - 1.95         32.77 - 34.38
                                2012       1.29        0.75 - 1.95         16.14 - 17.54

  MIST Invesco Mid Cap Value    2016       0.63        0.75 - 1.95         13.27 - 14.64
     Sub-Account                2015       0.46        0.75 - 2.00      (10.78) - (9.66)
                                2014       0.44        0.75 - 2.00           7.47 - 8.82
                                2013       0.74        0.75 - 2.00         27.73 - 29.33
                                2012       0.41        0.75 - 2.00         12.41 - 13.84

  MIST Invesco Small Cap        2016         --        1.20 - 1.95          9.28 - 10.11
     Growth Sub-Account         2015       0.01        1.20 - 1.95       (3.61) - (2.88)
                                2014         --        1.20 - 1.95           5.83 - 6.62
                                2013       0.23        1.20 - 1.95         37.47 - 38.50
                                2012         --        1.20 - 1.95         15.94 - 16.81

  MIST JPMorgan Core Bond       2016       2.81        1.30 - 1.95           0.26 - 0.91
     Sub-Account                2015       2.25        1.30 - 2.00       (1.51) - (0.81)
                                2014       1.43        1.30 - 2.00           3.01 - 3.73
                                2013       0.28        1.30 - 2.00       (4.71) - (4.05)
                                2012       2.47        1.30 - 2.00           2.83 - 3.55

  MIST JPMorgan Global Active   2016       2.11        0.75 - 2.00           0.87 - 2.13
     Allocation Sub-Account     2015       2.69        0.75 - 2.00         (1.10) - 0.14
     (Commenced 4/30/2012)      2014       1.12        0.75 - 2.00           4.86 - 6.18
                                2013       0.07        0.75 - 1.95          8.84 - 10.16
                                2012       0.74        0.75 - 1.80           3.40 - 4.13



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST JPMorgan Small Cap        2016       190,834    22.71 - 25.26       4,424,039
     Value Sub-Account           2015       214,127    17.69 - 19.50       3,859,425
                                 2014       229,294    19.43 - 21.23       4,532,724
                                 2013       243,493    18.93 - 20.49       4,678,319
                                 2012       277,290    14.48 - 15.53       4,065,614

  MIST Loomis Sayles Global      2016     1,036,206    16.74 - 18.04      17,928,469
     Markets Sub-Account         2015     1,142,649    16.29 - 17.44      19,177,773
                                 2014     1,220,864    16.41 - 17.44      20,560,388
                                 2013     1,138,622    16.18 - 17.07      18,835,631
                                 2012     1,499,202    14.08 - 14.71      21,503,184

  MIST Met/Aberdeen Emerging     2016     3,035,429     8.99 - 17.98      28,401,374
     Markets Equity Sub-Account  2015     3,357,805     8.18 - 16.30      28,620,864
                                 2014     3,225,968     9.69 - 19.15      32,387,503
                                 2013     3,387,604    10.57 - 20.71      36,989,991
                                 2012     3,394,857    11.35 - 22.06      39,610,369

  MIST Met/Eaton Vance           2016       572,091    11.24 - 11.74       6,579,290
     Floating Rate Sub-Account   2015       646,450    10.49 - 10.89       6,913,321
                                 2014       665,094    10.79 - 11.12       7,288,213
                                 2013       661,350    10.92 - 11.18       7,309,174
                                 2012       354,912    10.72 - 10.91       3,843,745

  MIST Met/Franklin Low          2016     1,865,856     9.65 - 10.34      18,374,563
     Duration Total Return       2015     1,944,003     9.55 - 10.10      18,863,103
     Sub-Account                 2014     1,961,909     9.79 - 10.24      19,463,215
                                 2013     1,990,662     9.88 - 10.21      19,867,002
                                 2012       849,600     9.96 - 10.16       8,520,633

  MIST Met/Templeton             2016       250,541    12.15 - 13.27       3,137,808
     International Bond          2015       239,083    12.27 - 13.25       3,012,995
     Sub-Account                 2014       257,798    13.05 - 13.93       3,439,582
                                 2013       286,308    13.15 - 13.88       3,831,643
                                 2012       378,229    13.27 - 13.84       5,083,946

  MIST Met/Wellington Large      2016        96,070    15.84 - 19.04       1,568,356
     Cap Research Sub-Account    2015       105,203    14.91 - 17.73       1,619,820
                                 2014       112,370    14.55 - 17.11       1,689,615
                                 2013       139,585    13.05 - 15.20       1,874,253
                                 2012       141,724     9.91 - 11.41       1,449,087

  MIST MetLife Asset             2016     6,274,951    15.95 - 18.46     103,693,356
     Allocation 100 Sub-Account  2015     6,569,734    14.93 - 17.07     101,280,110
                                 2014     6,982,685    15.53 - 17.55     111,647,826
                                 2013     7,235,066    15.07 - 16.82     111,921,362
                                 2012     7,372,092    11.87 - 13.09      89,588,164

  MIST MetLife Balanced Plus     2016    32,202,037    12.46 - 13.38     414,260,098
     Sub-Account                 2015    32,062,067    11.73 - 12.44     386,091,562
                                 2014    31,843,378    12.48 - 13.07     405,567,745
                                 2013    30,567,644    11.61 - 12.01     360,242,427
                                 2012    24,464,216    10.36 - 10.58     255,734,684



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Small Cap        2016       1.84        0.75 - 1.90         28.39 - 29.53
     Value Sub-Account           2015       1.37        0.75 - 1.90       (9.00) - (8.12)
                                 2014       1.09        0.75 - 1.90           2.69 - 3.59
                                 2013       0.68        0.75 - 1.90         30.74 - 31.91
                                 2012       0.82        0.75 - 1.90          2.97 - 14.49

  MIST Loomis Sayles Global      2016       1.69        1.25 - 1.95           2.75 - 3.48
     Markets Sub-Account         2015       1.61        1.25 - 1.95       (0.73) - (0.03)
                                 2014       2.01        1.25 - 1.95           1.47 - 2.18
                                 2013       2.56        1.25 - 1.95         14.87 - 15.67
                                 2012       2.25        1.30 - 1.95          2.75 - 15.41

  MIST Met/Aberdeen Emerging     2016       0.97        0.75 - 1.95          9.35 - 10.67
     Markets Equity Sub-Account  2015       1.80        0.75 - 2.00     (15.52) - (14.46)
                                 2014       0.85        0.75 - 2.00       (8.37) - (7.22)
                                 2013       1.09        0.75 - 2.00       (6.86) - (5.69)
                                 2012       0.76        0.75 - 2.00         16.53 - 18.00

  MIST Met/Eaton Vance           2016       3.86        1.30 - 1.95           7.16 - 7.86
     Floating Rate Sub-Account   2015       3.55        1.30 - 1.95       (2.75) - (2.12)
                                 2014       3.49        1.30 - 1.95       (1.21) - (0.57)
                                 2013       3.11        1.30 - 1.95           1.83 - 2.50
                                 2012       3.51        1.30 - 1.95           5.25 - 5.94

  MIST Met/Franklin Low          2016       2.90        0.75 - 1.95           1.14 - 2.36
     Duration Total Return       2015       3.16        0.75 - 1.95       (2.54) - (1.36)
     Sub-Account                 2014       2.24        0.75 - 1.95         (0.89) - 0.30
                                 2013       1.28        0.75 - 1.95         (0.79) - 0.40
                                 2012       2.11        0.75 - 1.95           2.37 - 3.61

  MIST Met/Templeton             2016         --        0.75 - 1.90         (1.02) - 0.12
     International Bond          2015       8.22        0.75 - 1.90       (5.96) - (4.88)
     Sub-Account                 2014       4.60        0.75 - 1.90         (0.76) - 0.38
                                 2013       2.03        0.75 - 1.90         (0.86) - 0.28
                                 2012      10.66        0.75 - 1.90         12.13 - 13.43

  MIST Met/Wellington Large      2016       2.30        0.75 - 1.90           6.26 - 7.38
     Cap Research Sub-Account    2015       0.78        0.75 - 1.90           2.49 - 3.63
                                 2014       0.82        0.75 - 1.90         11.49 - 12.57
                                 2013       1.27        0.75 - 1.90         31.65 - 33.17
                                 2012       1.01        0.75 - 1.90         11.36 - 12.47

  MIST MetLife Asset             2016       2.25        0.75 - 1.95           6.87 - 8.16
     Allocation 100 Sub-Account  2015       1.29        0.75 - 1.95       (3.90) - (2.74)
                                 2014       0.71        0.75 - 1.95           3.06 - 4.30
                                 2013       0.74        0.75 - 1.95         27.01 - 28.54
                                 2012       0.63        0.75 - 1.95         14.48 - 15.87

  MIST MetLife Balanced Plus     2016       2.85        0.75 - 2.00           6.22 - 7.56
     Sub-Account                 2015       2.10        0.75 - 2.00       (5.99) - (4.80)
                                 2014       1.75        0.75 - 2.00           7.48 - 8.83
                                 2013       1.19        0.75 - 2.00         12.10 - 13.51
                                 2012         --        0.75 - 2.00          4.99 - 12.26



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  MIST MetLife Multi-Index           2016    29,527,314     1.19 - 12.53      41,669,231
     Targeted Risk Sub-Account       2015    25,386,319     1.16 - 12.10      35,919,901
     (Commenced 11/12/2012)          2014    15,792,519     1.20 - 12.34      23,914,446
                                     2013    10,334,216     1.12 - 11.26      12,500,764
                                     2012       630,313             1.01         639,000

  MIST MetLife Small Cap             2016     1,246,908    27.04 - 38.11      35,260,895
     Value Sub-Account               2015     1,419,455    20.86 - 29.38      31,073,203
                                     2014     1,597,062    22.50 - 31.43      37,535,474
                                     2013     1,707,562    22.57 - 31.26      40,127,411
                                     2012     1,683,151    17.38 - 23.87      30,403,068

  MIST MFS Research                  2016     2,049,260    13.78 - 21.76      29,799,152
     International Sub-Account       2015     2,153,196    14.17 - 22.22      32,110,104
                                     2014     2,149,874    14.71 - 22.88      33,145,443
                                     2013     2,307,245    16.12 - 24.87      38,843,754
                                     2012     2,529,136    13.78 - 21.09      36,269,462

  MIST Morgan Stanley Mid Cap        2016       600,877    14.53 - 17.58       9,473,047
     Growth Sub-Account              2015       594,647    16.18 - 19.35      10,396,254
                                     2014       572,839    17.37 - 20.52      10,714,839
                                     2013       563,151    17.54 - 20.47      10,560,837
                                     2012       522,030    12.86 - 14.83       7,138,632

  MIST Oppenheimer Global            2016       154,613    23.12 - 29.34       3,997,372
     Equity Sub-Account              2015       164,302    23.52 - 29.49       4,287,176
                                     2014       176,001    23.08 - 28.59       4,489,241
                                     2013       196,079    23.23 - 28.20       4,958,258
                                     2012        44,590    19.38 - 22.35         935,706

  MIST PanAgora Global               2016     3,240,050      1.04 - 1.08       3,420,012
     Diversified Risk Sub-Account    2015       904,034      0.96 - 0.97         871,167
     (Commenced 4/28/2014)           2014       237,646      1.03 - 1.04         246,182

  MIST PIMCO Inflation               2016     4,421,076    13.53 - 15.94      62,595,410
     Protected Bond Sub-Account      2015     4,837,263    13.06 - 15.30      66,263,476
                                     2014     5,278,344    13.75 - 15.91      75,779,611
                                     2013     6,008,780    13.63 - 15.58      85,165,242
                                     2012     6,599,311    15.33 - 17.30     104,695,250

  MIST PIMCO Total Return            2016     7,773,045    16.33 - 19.74     134,308,093
     Sub-Account                     2015     8,485,580    16.14 - 19.39     145,144,987
                                     2014     9,468,783    16.46 - 19.53     164,503,034
                                     2013    10,780,666    16.12 - 18.89     182,628,694
                                     2012    11,119,601    16.77 - 19.40     195,091,492

  MIST Pyramis Government            2016     4,300,993    10.45 - 11.21      46,433,810
     Income Sub-Account              2015     4,341,821    10.52 - 11.15      46,917,298
                                     2014     4,533,402    10.69 - 11.19      49,486,685
                                     2013     4,946,728    10.14 - 10.48      50,900,751
                                     2012     5,044,872    10.83 - 11.06      55,120,119



                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  MIST MetLife Multi-Index           2016       1.33        0.75 - 2.00          2.30 - 3.58
     Targeted Risk Sub-Account       2015       1.26        0.75 - 2.00      (3.17) - (1.95)
     (Commenced 11/12/2012)          2014         --        0.75 - 2.00          7.10 - 8.44
                                     2013       0.45        1.30 - 2.00         4.18 - 11.49
                                     2012         --        1.30 - 1.50          2.63 - 2.65

  MIST MetLife Small Cap             2016       1.05        1.30 - 1.95        28.72 - 29.73
     Value Sub-Account               2015       0.09        1.30 - 2.00      (7.28) - (6.52)
                                     2014       0.04        1.30 - 2.00        (0.30) - 0.55
                                     2013       0.93        1.30 - 2.00        29.83 - 30.97
                                     2012         --        1.30 - 2.00        15.64 - 16.62

  MIST MFS Research                  2016       2.00        0.75 - 1.95      (2.79) - (1.62)
     International Sub-Account       2015       2.70        0.75 - 1.95      (3.67) - (2.51)
                                     2014       2.22        0.75 - 1.95      (8.75) - (7.64)
                                     2013       2.56        0.75 - 1.95        16.95 - 18.37
                                     2012       1.89        0.75 - 1.95         6.35 - 15.83

  MIST Morgan Stanley Mid Cap        2016         --        0.75 - 1.95     (10.23) - (9.14)
     Growth Sub-Account              2015         --        0.75 - 1.95      (6.86) - (5.73)
                                     2014         --        0.75 - 1.95        (0.94) - 0.26
                                     2013       0.61        0.75 - 1.95        36.34 - 37.98
                                     2012         --        0.75 - 1.95        (4.93) - 8.46

  MIST Oppenheimer Global            2016       0.90        0.75 - 1.95      (1.70) - (0.52)
     Equity Sub-Account              2015       0.93        0.75 - 1.95          1.93 - 3.16
                                     2014       0.83        0.75 - 1.95          0.17 - 1.38
                                     2013       0.51        0.63 - 1.78        24.72 - 26.16
                                     2012       1.41        0.75 - 1.65        19.18 - 20.27

  MIST PanAgora Global               2016       2.88        0.75 - 2.00         8.92 - 10.29
     Diversified Risk Sub-Account    2015       0.50        1.15 - 2.00      (7.35) - (6.56)
     (Commenced 4/28/2014)           2014       0.37        1.30 - 2.00          3.16 - 3.65

  MIST PIMCO Inflation               2016         --        0.75 - 1.95          2.96 - 4.20
     Protected Bond Sub-Account      2015       4.92        0.75 - 2.00      (5.03) - (3.83)
                                     2014       1.58        0.75 - 2.00          0.86 - 2.12
                                     2013       2.21        0.75 - 2.00     (11.07) - (9.95)
                                     2012       3.02        0.75 - 2.00          6.96 - 8.31

  MIST PIMCO Total Return            2016       2.57        0.75 - 1.95          0.63 - 1.84
     Sub-Account                     2015       5.31        0.75 - 2.00      (1.98) - (0.74)
                                     2014       2.32        0.75 - 2.00          2.13 - 3.41
                                     2013       4.24        0.75 - 2.00      (3.86) - (2.65)
                                     2012       3.17        0.75 - 2.00          4.34 - 8.45

  MIST Pyramis Government            2016       2.07        0.75 - 2.00        (0.69) - 0.56
     Income Sub-Account              2015       2.35        0.75 - 2.00      (1.56) - (0.32)
                                     2014       2.60        0.75 - 2.00          5.43 - 6.75
                                     2013       1.51        0.75 - 2.00      (6.41) - (5.23)
                                     2012       0.02        0.75 - 2.00          1.10 - 2.37



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  -------------
  MIST Pyramis Managed Risk    2016     1,364,876     11.31 - 11.67     15,771,625
     Sub-Account               2015     1,488,949     11.04 - 11.29     16,664,615
     (Commenced 4/29/2013)     2014       911,084     11.40 - 11.57     10,475,781
                               2013       360,996     10.71 - 10.76      3,880,145

  MIST Schroders Global        2016    19,337,757       1.22 - 1.29     24,231,509
     Multi-Asset Sub-Account   2015    19,308,600       1.18 - 1.23     23,223,912
     (Commenced 4/30/2012)     2014    18,028,770       1.21 - 1.25     22,196,588
                               2013    14,679,301       1.15 - 1.17     17,016,201
                               2012     6,104,275       1.06 - 1.07      6,518,671

  MIST SSGA Growth and Income  2016     6,009,768     14.27 - 16.33     89,714,405
     ETF Sub-Account           2015     6,361,369     13.75 - 15.56     91,138,427
                               2014     6,338,282     14.31 - 15.99     94,142,075
                               2013     6,610,098     13.79 - 15.22     94,222,649
                               2012     7,600,144     12.45 - 13.58     97,375,249

  MIST SSGA Growth ETF         2016     3,297,259     14.23 - 16.29     49,308,642
     Sub-Account               2015     3,576,953     13.58 - 15.36     50,796,159
                               2014     3,671,900     14.17 - 15.84     54,196,165
                               2013     3,652,269     13.72 - 15.14     51,894,146
                               2012     2,857,706     11.84 - 12.92     34,959,705

  MIST T. Rowe Price Large     2016       712,260    47.60 - 100.04     55,908,348
     Cap Value Sub-Account     2015       822,870     41.80 - 86.93     56,478,920
                               2014       872,142     44.15 - 90.84     62,822,190
                               2013       770,296     66.41 - 80.80     53,353,637
                               2012       820,735     50.62 - 60.85     43,203,787

  MIST T. Rowe Price Mid Cap   2016     2,347,030     17.25 - 19.06     42,601,787
     Growth Sub-Account        2015     2,528,906     16.46 - 18.18     43,895,418
                               2014     2,773,850     15.74 - 17.27     45,839,314
                               2013     3,003,820     14.24 - 15.51     44,743,388
                               2012     3,299,092     10.64 - 11.75     36,563,128

  MSF Baillie Gifford          2016     1,150,477      9.12 - 14.79     13,935,088
     International Stock       2015     1,261,509      8.82 - 14.27     14,635,763
     Sub-Account               2014     1,397,967      9.20 - 14.80     16,634,652
                               2013     1,553,574      9.71 - 15.52     19,193,104
                               2012        22,889     12.30 - 13.67        298,591

  MSF Barclays Aggregate Bond  2016     1,077,178      1.79 - 18.71     16,335,161
     Index Sub-Account         2015       897,469      1.77 - 18.47     13,232,780
                               2014       883,622      1.79 - 18.62     12,777,932
                               2013       786,278      1.71 - 16.37     10,676,502
                               2012       797,523      1.78 - 17.02     11,634,820

  MSF BlackRock Bond Income    2016       139,016     52.91 - 75.15      8,254,530
     Sub-Account               2015       143,286     52.37 - 73.61      8,361,283
                               2014       159,423     53.14 - 73.91      9,357,916
                               2013       166,004     50.65 - 69.72      9,223,339
                               2012       163,404     52.10 - 70.96      9,227,835



                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MIST Pyramis Managed Risk    2016       0.75        1.15 - 2.00          2.50 - 3.37
     Sub-Account               2015       0.72        1.15 - 2.00      (3.21) - (2.38)
     (Commenced 4/29/2013)     2014         --        1.15 - 2.00          6.49 - 7.40
                               2013       1.43        1.30 - 1.95          4.87 - 5.33

  MIST Schroders Global        2016       1.39        0.75 - 2.00          3.56 - 4.86
     Multi-Asset Sub-Account   2015       1.01        0.75 - 2.00      (2.84) - (1.62)
     (Commenced 4/30/2012)     2014       1.26        0.75 - 2.00          5.61 - 6.93
                               2013       0.01        0.75 - 2.00          7.93 - 9.29
                               2012       1.65        0.75 - 2.00          5.25 - 6.14

  MIST SSGA Growth and Income  2016       2.35        0.75 - 1.95          3.74 - 4.99
     ETF Sub-Account           2015       2.30        0.75 - 1.95      (3.86) - (2.70)
                               2014       2.23        0.75 - 1.95          3.77 - 5.02
                               2013       2.52        0.75 - 1.95        10.75 - 12.09
                               2012       2.33        0.75 - 1.95        10.66 - 12.00

  MIST SSGA Growth ETF         2016       2.13        0.75 - 1.95          4.82 - 6.08
     Sub-Account               2015       2.00        0.75 - 1.95      (4.20) - (3.04)
                               2014       1.90        0.75 - 1.95          3.34 - 4.59
                               2013       1.98        0.75 - 1.95        15.79 - 17.19
                               2012       1.86        0.75 - 1.95        12.80 - 14.17

  MIST T. Rowe Price Large     2016       2.78        0.75 - 1.95        13.71 - 15.08
     Cap Value Sub-Account     2015       1.52        0.75 - 1.95      (5.45) - (4.31)
                               2014       1.20        0.75 - 1.95         8.87 - 12.43
                               2013       1.51        0.75 - 1.95        31.19 - 32.78
                               2012       1.43        0.75 - 1.95        15.69 - 17.09

  MIST T. Rowe Price Mid Cap   2016         --        1.30 - 1.95          4.16 - 4.84
     Growth Sub-Account        2015         --        1.30 - 2.00          4.56 - 5.30
                               2014         --        1.30 - 2.00        10.54 - 11.32
                               2013       0.21        1.30 - 2.00        33.88 - 34.82
                               2012         --        1.30 - 2.00        11.42 - 12.34

  MSF Baillie Gifford          2016       1.39        1.30 - 1.95          3.02 - 3.69
     International Stock       2015       1.41        1.30 - 2.00      (4.11) - (3.43)
     Sub-Account               2014       1.26        1.30 - 2.00      (5.26) - (4.59)
                               2013       0.03        1.30 - 2.00         9.87 - 13.65
                               2012       1.05        1.40 - 1.65        17.40 - 17.70

  MSF Barclays Aggregate Bond  2016       2.68        0.75 - 2.00          0.07 - 1.32
     Index Sub-Account         2015       2.72        0.75 - 2.00      (2.04) - (0.80)
                               2014       2.63        0.75 - 2.00          3.37 - 4.67
                               2013       3.18        1.00 - 1.95      (4.45) - (3.54)
                               2012       2.96        1.00 - 1.95          1.57 - 2.55

  MSF BlackRock Bond Income    2016       3.03        0.75 - 1.90          1.04 - 2.10
     Sub-Account               2015       3.68        0.75 - 1.90      (1.45) - (0.41)
                               2014       3.27        0.75 - 1.90          4.91 - 6.01
                               2013       3.81        0.75 - 1.90      (2.78) - (1.75)
                               2012       2.58        0.75 - 1.90          4.02 - 6.48



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                             UNITS       HIGHEST ($)     ASSETS ($)
                                         -----------  ---------------  --------------
  MSF BlackRock Capital           2016        89,036     2.00 - 56.55       1,331,087
     Appreciation Sub-Account     2015        87,289     2.02 - 56.92       1,326,058
                                  2014       102,922     1.93 - 51.83       1,260,005
                                  2013       112,171     1.80 - 49.93       1,397,029
                                  2012       118,706     1.36 - 37.48       1,216,075

  MSF BlackRock Ultra-Short       2016     5,048,494     8.93 - 23.28      49,228,297
     Term Bond Sub-Account        2015     5,175,195     9.10 - 23.53      51,448,096
                                  2014     5,393,034     9.28 - 23.80      54,972,044
                                  2013     6,832,194     9.46 - 24.07      71,286,205
                                  2012     7,755,108     9.65 - 24.35      84,112,066

  MSF Frontier Mid Cap Growth     2016       408,397    19.16 - 20.80       8,135,627
     Sub-Account                  2015       451,369    18.58 - 20.04       8,688,181
     (Commenced 4/29/2013)        2014       529,849    18.46 - 19.79      10,097,109
                                  2013       563,778    16.98 - 18.08       9,857,926

  MSF Jennison Growth             2016     2,215,010     9.04 - 25.64      45,005,788
     Sub-Account                  2015     2,402,666     9.18 - 25.96      49,735,341
                                  2014     2,800,886     8.41 - 23.74      53,285,396
                                  2013     3,283,264     7.84 - 22.08      58,422,313
                                  2012     3,445,041     5.81 - 16.32      45,506,591

  MSF Loomis Sayles Small Cap     2016        13,831    57.25 - 59.91         809,075
     Core Sub-Account             2015        14,846    49.04 - 51.22         745,135
                                  2014        17,201    50.87 - 53.02         896,246
                                  2013        19,503    50.09 - 52.10         999,555
                                  2012        22,943    36.29 - 37.67         848,600

  MSF Loomis Sayles Small Cap     2016        25,557    17.80 - 20.02         475,802
     Growth Sub-Account           2015        28,005    17.03 - 19.02         499,150
                                  2014        31,874    17.05 - 18.89         565,084
                                  2013        31,132    17.15 - 18.86         551,889
                                  2012        35,478    11.73 - 12.80         429,186

  MSF Met/Artisan Mid Cap         2016       649,443    21.38 - 23.63      14,575,472
     Value Sub-Account            2015       727,452    17.77 - 19.51      13,531,871
                                  2014       802,108    20.06 - 21.88      16,796,908
                                  2013       914,482    20.12 - 21.81      19,152,895
                                  2012       947,528    15.03 - 16.18      14,779,234

  MSF Met/Dimensional             2016       240,869    19.94 - 22.00       4,957,535
     International Small Company  2015       260,140    19.22 - 20.94       5,136,332
     Sub-Account                  2014       235,511    18.53 - 19.95       4,465,940
                                  2013       209,072    20.25 - 21.32       4,313,192
                                  2012       188,988    16.18 - 16.87       3,104,471

  MSF Met/Wellington Core         2016     3,460,828    18.93 - 64.18      80,010,101
     Equity Opportunities         2015     3,429,684    17.91 - 58.38      67,211,320
     Sub-Account                  2014     3,710,716    17.87 - 57.51      72,198,073
                                  2013     4,222,434    16.51 - 52.46      75,524,957
                                  2012     4,690,263    12.61 - 39.59      63,858,233



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Capital           2016         --        0.75 - 1.90       (1.84) - (0.66)
     Appreciation Sub-Account     2015         --        0.75 - 1.90           4.21 - 5.48
                                  2014       0.07        0.95 - 1.90           6.80 - 7.87
                                  2013       0.77        0.75 - 1.90         31.65 - 33.22
                                  2012       0.30        0.75 - 1.90         12.13 - 13.51

  MSF BlackRock Ultra-Short       2016         --        0.75 - 1.95       (1.82) - (0.64)
     Term Bond Sub-Account        2015         --        0.75 - 2.90       (2.86) - (0.75)
                                  2014         --        0.75 - 1.95       (1.93) - (0.75)
                                  2013         --        0.75 - 1.95       (1.93) - (0.75)
                                  2012         --        0.75 - 1.95       (1.94) - (0.75)

  MSF Frontier Mid Cap Growth     2016         --        1.30 - 1.95           3.13 - 3.80
     Sub-Account                  2015         --        1.30 - 1.95           0.62 - 1.28
     (Commenced 4/29/2013)        2014         --        1.30 - 1.95           8.73 - 9.44
                                  2013         --        1.30 - 1.95         19.54 - 20.07

  MSF Jennison Growth             2016       0.02        0.75 - 1.95       (2.06) - (0.88)
     Sub-Account                  2015       0.01        0.75 - 1.95           8.40 - 9.71
                                  2014       0.03        0.75 - 1.95           6.64 - 7.93
                                  2013       0.21        0.75 - 1.95         34.09 - 35.71
                                  2012       0.01        0.75 - 1.95        (4.05) - 14.06

  MSF Loomis Sayles Small Cap     2016       0.07        1.70 - 1.90         16.73 - 16.97
     Core Sub-Account             2015         --        1.70 - 1.90       (3.59) - (3.40)
                                  2014         --        1.70 - 1.90           1.55 - 1.76
                                  2013       0.23        1.70 - 1.90         38.04 - 38.31
                                  2012         --        1.70 - 1.90         12.11 - 12.33

  MSF Loomis Sayles Small Cap     2016         --        0.75 - 1.50           4.47 - 5.25
     Growth Sub-Account           2015         --        0.75 - 1.50         (0.08) - 0.67
                                  2014         --        0.75 - 1.50         (0.57) - 0.18
                                  2013         --        0.75 - 1.50         46.17 - 47.27
                                  2012         --        0.75 - 1.50          9.23 - 10.06

  MSF Met/Artisan Mid Cap         2016       0.86        1.30 - 1.95         20.28 - 21.07
     Value Sub-Account            2015       0.92        1.30 - 1.95     (11.41) - (10.83)
                                  2014       0.53        1.30 - 1.95         (0.29) - 0.36
                                  2013       0.76        1.30 - 1.95         33.87 - 34.75
                                  2012       0.78        1.30 - 1.95          9.42 - 10.13

  MSF Met/Dimensional             2016       1.91        0.75 - 1.95           3.78 - 5.04
     International Small Company  2015       1.70        0.75 - 1.95           3.71 - 4.96
     Sub-Account                  2014       1.96        0.75 - 1.95       (8.50) - (7.39)
                                  2013       1.78        0.95 - 1.95         25.14 - 26.40
                                  2012       2.26        0.95 - 1.95         15.62 - 16.78

  MSF Met/Wellington Core         2016       1.58        0.75 - 1.95           1.06 - 6.35
     Equity Opportunities         2015       1.64        0.75 - 2.00           0.24 - 1.50
     Sub-Account                  2014       0.58        0.75 - 2.00           8.26 - 9.62
                                  2013       1.27        0.75 - 2.00         30.89 - 32.53
                                  2012       0.70        0.75 - 2.00         10.46 - 11.86



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MSF MetLife Asset             2016       621,725    13.64 - 15.58       8,698,574
     Allocation 20 Sub-Account  2015       528,487    13.29 - 15.02       7,224,333
                                2014       766,064    13.55 - 15.22      10,621,616
                                2013       173,879    13.28 - 13.63       2,351,233
                                2012       177,334    12.97 - 13.27       2,337,842

  MSF MetLife Asset             2016    25,163,031    14.12 - 16.33     373,986,508
     Allocation 40 Sub-Account  2015    27,623,837    13.42 - 15.51     393,113,254
                                2014    30,939,347    13.84 - 15.80     452,115,897
                                2013       153,033    13.90 - 14.15       2,145,543
                                2012       147,886    12.77 - 12.97       1,901,558

  MSF MetLife Asset             2016    33,270,831    14.86 - 17.66     525,258,712
     Allocation 60 Sub-Account  2015    35,981,037    14.15 - 16.61     538,458,969
                                2014    39,329,326    14.62 - 16.95     605,007,248
                                2013     1,328,482    14.39 - 14.77      19,280,778
                                2012     1,501,112    12.42 - 12.71      18,786,980

  MSF MetLife Asset             2016    25,900,408    15.17 - 18.40     409,525,398
     Allocation 80 Sub-Account  2015    28,152,718    14.15 - 17.15     418,126,664
                                2014    30,026,547    14.68 - 17.57     461,170,655
                                2013       430,018    14.42 - 14.80       6,266,657
                                2012       587,000    11.82 - 12.09       7,001,495

  MSF MetLife Mid Cap Stock     2016       252,724    27.97 - 32.72       7,511,220
     Index Sub-Account          2015       259,569    23.75 - 27.52       6,518,909
                                2014       253,767    24.89 - 28.56       6,658,662
                                2013       268,479    23.24 - 26.41       6,560,440
                                2012       256,215    17.85 - 20.10       4,787,532

  MSF MetLife Stock Index       2016     2,397,621     7.75 - 73.45      51,519,996
     Sub-Account                2015     2,448,388     7.03 - 37.53      48,000,755
                                2014     2,646,054     7.03 - 38.23      52,404,251
                                2013     2,722,446     6.28 - 34.74      48,655,756
                                2012     2,742,510     4.82 - 27.11      37,970,601

  MSF MFS Total Return          2016       126,252    18.64 - 78.63       7,568,584
     Sub-Account                2015       140,275    17.35 - 72.73       7,861,563
                                2014       156,861    17.67 - 73.57       8,996,458
                                2013       178,447    16.53 - 68.40       9,714,123
                                2012       197,543    14.13 - 58.06       9,426,446

  MSF MFS Value Sub-Account     2016       920,511    24.04 - 30.00      24,207,697
                                2015       954,325    21.30 - 26.49      22,384,588
                                2014     1,009,780    21.81 - 26.79      24,125,307
                                2013     1,137,167    20.12 - 24.41      25,019,792
                                2012       284,489    15.27 - 18.17       4,764,887

  MSF MSCI EAFE Index           2016       469,663     1.46 - 13.82       5,875,904
     Sub-Account                2015       491,903     1.46 - 13.86       6,209,128
                                2014       428,858     1.49 - 14.23       5,332,210
                                2013       397,125     1.61 - 15.39       5,318,352
                                2012       391,098     1.34 - 12.84       4,381,009



                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  MSF MetLife Asset             2016       3.24        0.75 - 1.85          2.61 - 3.75
     Allocation 20 Sub-Account  2015       2.19        0.75 - 1.85      (2.41) - (1.33)
                                2014       2.29        0.75 - 1.95          1.60 - 2.87
                                2013       2.82        1.55 - 1.85          2.37 - 2.68
                                2012       3.26        1.55 - 1.85          7.17 - 7.49

  MSF MetLife Asset             2016       3.57        0.75 - 1.95          4.04 - 5.29
     Allocation 40 Sub-Account  2015       0.28        0.75 - 2.05      (3.08) - (1.81)
                                2014       0.02        0.75 - 2.05          2.35 - 3.47
                                2013       2.53        1.65 - 1.85          8.89 - 9.11
                                2012       3.04        1.65 - 1.85          9.41 - 9.63

  MSF MetLife Asset             2016       3.14        0.75 - 2.00          4.98 - 6.30
     Allocation 60 Sub-Account  2015       0.53        0.75 - 2.00      (3.22) - (2.01)
                                2014       0.09        0.75 - 2.00          2.97 - 4.03
                                2013       1.95        1.55 - 1.85        15.82 - 16.17
                                2012       2.31        1.55 - 1.85        11.16 - 11.49

  MSF MetLife Asset             2016       2.94        0.75 - 1.95          6.05 - 7.33
     Allocation 80 Sub-Account  2015       0.33        0.75 - 2.00      (3.64) - (2.43)
                                2014       0.03        0.75 - 2.00          3.14 - 4.63
                                2013       1.52        1.55 - 1.85        22.03 - 22.40
                                2012       1.99        1.55 - 1.85        13.26 - 13.60

  MSF MetLife Mid Cap Stock     2016       0.99        1.00 - 1.95        17.76 - 18.89
     Index Sub-Account          2015       0.87        1.00 - 1.95      (4.56) - (3.65)
                                2014       0.78        1.00 - 1.95          7.10 - 8.13
                                2013       0.91        1.00 - 1.95        30.19 - 31.43
                                2012       0.71        1.00 - 1.95        14.99 - 16.09

  MSF MetLife Stock Index       2016       1.81        1.00 - 2.90         8.35 - 10.27
     Sub-Account                2015       1.56        1.00 - 2.90      (1.82) - (0.09)
                                2014       1.48        1.00 - 2.90        10.03 - 11.97
                                2013       1.63        1.00 - 2.90        28.14 - 30.39
                                2012       1.62        1.00 - 2.90        12.30 - 14.27

  MSF MFS Total Return          2016       2.75        0.75 - 1.90          6.92 - 8.11
     Sub-Account                2015       2.42        0.75 - 1.90      (2.23) - (1.14)
                                2014       2.24        0.75 - 1.90          6.38 - 7.55
                                2013       2.46        0.75 - 1.90        16.52 - 17.81
                                2012       2.65        0.75 - 1.90         2.85 - 10.47

  MSF MFS Value Sub-Account     2016       2.08        0.75 - 1.95        11.89 - 13.24
                                2015       2.51        0.75 - 2.00      (2.34) - (1.11)
                                2014       1.58        0.75 - 2.00          8.37 - 9.74
                                2013       0.52        0.75 - 2.00        32.71 - 34.37
                                2012       1.85        0.75 - 1.95         3.24 - 15.45

  MSF MSCI EAFE Index           2016       2.41        1.00 - 1.95      (0.98) - (0.04)
     Sub-Account                2015       3.12        1.00 - 1.95      (3.22) - (2.29)
                                2014       2.33        1.00 - 1.95      (8.14) - (7.26)
                                2013       2.87        1.00 - 1.95        19.09 - 20.23
                                2012       2.78        1.00 - 1.95        15.65 - 16.76



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Neuberger Berman           2016       467,759    21.87 - 31.70      12,490,568
     Genesis Sub-Account         2015       518,912    18.81 - 26.98      11,881,985
                                 2014       590,926    19.09 - 27.08      13,660,308
                                 2013       650,463    19.51 - 27.36      15,339,173
                                 2012         6,797    17.28 - 18.63         119,195

  MSF Russell 2000 Index         2016       361,122     3.22 - 30.47      10,344,970
     Sub-Account                 2015       392,896     2.69 - 25.53       9,450,123
                                 2014       374,932     2.84 - 27.09       9,534,812
                                 2013       407,803     2.74 - 26.21      10,077,048
                                 2012       301,820     2.01 - 19.22       5,428,869

  MSF T. Rowe Price Large Cap    2016     1,195,673     9.69 - 26.87      21,990,753
     Growth Sub-Account          2015     1,214,561     9.73 - 26.78      22,843,144
                                 2014     1,116,757     8.98 - 24.51      19,378,100
                                 2013     1,115,203     8.41 - 22.79      17,222,447
                                 2012        53,733    15.52 - 16.61         859,547

  MSF T. Rowe Price Small Cap    2016        14,995    31.18 - 34.43         483,761
     Growth Sub-Account          2015        16,556    28.50 - 31.32         487,781
                                 2014        17,948    28.35 - 31.00         525,415
                                 2013        19,290    27.09 - 29.47         539,815
                                 2012        25,300    19.15 - 20.73         498,088

  MSF Van Eck Global Natural     2016       364,533    12.28 - 13.55       4,607,833
     Resources Sub-Account       2015       482,930      8.68 - 9.50       4,311,458
                                 2014       407,380    13.17 - 14.23       5,499,684
                                 2013       372,229    16.56 - 17.66       6,297,415
                                 2012       463,176    15.25 - 16.07       7,185,431

  MSF Western Asset              2016     2,294,873    27.54 - 37.86      72,139,687
     Management Strategic Bond   2015           700    28.52 - 29.13          20,143
     Opportunities Sub-Account   2014           710    29.54 - 30.14          21,170
                                 2013         1,280    28.48 - 29.03          36,940
                                 2012         1,197    28.67 - 29.20          34,736

  MSF Western Asset              2016     1,530,869    15.62 - 19.72      26,776,937
     Management U.S. Government  2015     1,586,953    15.94 - 19.71      27,884,257
     Sub-Account                 2014     1,736,974    16.21 - 19.83      30,830,735
                                 2013     1,762,260    16.12 - 19.52      31,018,667
                                 2012     1,806,157    16.58 - 19.89      32,438,079

  Oppenheimer VA Main Street     2016       144,427    30.64 - 33.36       4,544,421
     Small Cap Sub-Account       2015       154,239    26.43 - 28.62       4,179,638
                                 2014       170,276    28.57 - 30.77       4,979,605
                                 2013       183,673    25.97 - 27.82       4,873,865
                                 2012       201,443    18.75 - 19.97       3,851,471

  PIMCO VIT High Yield           2016         5,406    22.00 - 22.83         119,830
     Sub-Account                 2015         6,064    19.86 - 20.57         121,278
                                 2014         8,179    20.49 - 21.19         168,442
                                 2013         8,155    20.13 - 20.77         164,889
                                 2012         7,968    19.33 - 19.90         154,636



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Neuberger Berman           2016       0.21        0.75 - 1.95         16.11 - 17.51
     Genesis Sub-Account         2015       0.16        0.75 - 1.95       (1.56) - (0.37)
                                 2014       0.20        0.75 - 1.95       (2.23) - (1.05)
                                 2013       0.01        0.75 - 1.95         25.05 - 37.16
                                 2012       0.15        1.30 - 1.90           7.68 - 8.33

  MSF Russell 2000 Index         2016       1.08        1.00 - 1.95         18.59 - 19.72
     Sub-Account                 2015       0.90        1.00 - 1.95       (6.38) - (5.49)
                                 2014       0.94        1.00 - 1.95           2.71 - 3.69
                                 2013       1.27        1.00 - 1.95         35.46 - 36.75
                                 2012       0.88        1.00 - 1.95         13.70 - 14.79

  MSF T. Rowe Price Large Cap    2016         --        1.30 - 1.95         (0.43) - 0.35
     Growth Sub-Account          2015         --        1.30 - 1.95           8.38 - 9.24
                                 2014         --        1.30 - 1.95           6.72 - 7.57
                                 2013       0.01        1.30 - 1.95         26.44 - 37.23
                                 2012       0.01        1.30 - 1.65         16.72 - 17.31

  MSF T. Rowe Price Small Cap    2016       0.03        1.40 - 1.90           9.38 - 9.93
     Growth Sub-Account          2015         --        1.40 - 1.90           0.54 - 1.04
                                 2014         --        1.40 - 1.90           4.64 - 5.16
                                 2013       0.14        1.40 - 1.90         41.46 - 42.17
                                 2012         --        1.40 - 1.90         13.72 - 14.29

  MSF Van Eck Global Natural     2016       0.59        0.75 - 1.95         40.97 - 42.67
     Resources Sub-Account       2015       0.21        0.75 - 2.00     (34.09) - (33.26)
                                 2014       0.26        0.75 - 2.00     (20.43) - (19.43)
                                 2013       0.69        0.75 - 2.00           8.56 - 9.93
                                 2012         --        0.75 - 2.00           0.54 - 1.81

  MSF Western Asset              2016       2.28        0.75 - 1.95           3.64 - 7.49
     Management Strategic Bond   2015       4.86        1.40 - 1.50       (3.46) - (3.36)
     Opportunities Sub-Account   2014       6.53        1.40 - 1.50           3.72 - 3.83
                                 2013       4.64        1.40 - 1.50       (0.67) - (0.57)
                                 2012       3.31        1.40 - 1.50           9.63 - 9.74

  MSF Western Asset              2016       2.35        0.95 - 2.00         (0.98) - 0.07
     Management U.S. Government  2015       2.07        0.95 - 1.95       (1.63) - (0.64)
     Sub-Account                 2014       1.67        0.95 - 1.95           0.57 - 1.58
                                 2013       1.95        0.95 - 1.80       (2.82) - (1.84)
                                 2012       1.82        0.95 - 1.95           1.05 - 2.07

  Oppenheimer VA Main Street     2016       0.25        0.95 - 1.50         15.92 - 16.56
     Small Cap Sub-Account       2015       0.64        0.95 - 1.50       (7.49) - (6.98)
                                 2014       0.63        0.95 - 1.50          9.99 - 10.60
                                 2013       0.70        0.95 - 1.50         38.53 - 39.29
                                 2012       0.33        0.95 - 1.50         15.91 - 16.55

  PIMCO VIT High Yield           2016       5.22        1.30 - 1.50         10.77 - 10.99
     Sub-Account                 2015       5.25        1.30 - 1.50       (3.11) - (2.91)
                                 2014       5.29        1.30 - 1.50           1.80 - 2.01
                                 2013       5.44        1.30 - 1.50           4.16 - 4.37
                                 2012       5.78        1.30 - 1.50         12.59 - 12.81



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  PIMCO VIT Low Duration      2016         4,155    14.85 - 15.08          62,277       1.49        1.40 - 1.50        (0.10) - 0.00
     Sub-Account              2015         4,350    14.86 - 15.08          65,235       3.41        1.40 - 1.50      (1.18) - (1.08)
                              2014         4,667    15.04 - 15.24          70,817       1.10        1.40 - 1.50      (0.65) - (0.55)
                              2013         7,603    15.14 - 15.33         116,235       1.48        1.40 - 1.50      (1.62) - (1.52)
                              2012        13,193    15.39 - 15.57         205,018       1.91        1.40 - 1.50          4.27 - 4.37

  Pioneer VCT Mid Cap Value   2016        46,933    47.36 - 55.19       2,336,394       0.47        0.95 - 1.65        14.33 - 15.13
     Sub-Account              2015        47,288    41.43 - 47.94       2,051,323       0.55        0.95 - 1.65      (7.89) - (7.24)
                              2014        50,993    44.97 - 51.68       2,392,128       0.65        0.95 - 1.65        12.92 - 13.71
                              2013        53,861    39.83 - 45.45       2,228,875       0.75        0.95 - 1.65        30.58 - 31.50
                              2012        55,049    30.50 - 34.56       1,739,642       0.88        0.95 - 1.65          9.00 - 9.77

  Pioneer VCT Real Estate     2016           396            30.34          12,007       3.24               1.65                 4.09
     Shares Sub-Account       2015           397            29.15          11,585       2.07               1.65                 2.81
                              2014           399            28.35          11,317       2.34               1.65                28.42
                              2013           401            22.08           8,850       2.14               1.65               (0.12)
                              2012           403            22.10           8,902       2.16               1.65                14.18

  Putnam VT Equity Income     2016         2,546    28.67 - 31.31          73,748       1.58        0.75 - 1.40        12.06 - 12.79
     Sub-Account              2015         1,969    25.59 - 27.75          51,000       1.61        0.75 - 1.40      (4.39) - (3.77)
                              2014         1,982    26.76 - 28.84          53,627       2.11        0.75 - 1.40        11.09 - 11.82
                              2013         2,885    24.09 - 25.79          70,888       1.95        0.75 - 1.40        30.58 - 31.43
                              2012         3,141    18.45 - 19.63          58,909       2.00        0.75 - 1.40        17.64 - 18.41

  Putnam VT Multi-Cap Growth  2016        18,697            11.34         212,052       0.98               1.40                 6.56
     Sub-Account              2015        20,399            10.64         217,119       0.72               1.40               (1.46)
                              2014        28,619            10.80         309,120       0.52               1.40                12.22
                              2013        27,777             9.62         267,354       0.73               1.40                34.85
                              2012        26,156             7.14         186,699       0.50               1.40                15.45

  Russell Aggressive Equity   2016           206            20.63           4,257       0.84               1.40                17.01
     Sub-Account              2015           206            17.63           3,638       0.66               1.40               (8.48)
                              2014           206            19.26           3,975       0.25               1.40                 0.15
                              2013           206            19.24           3,969       0.44               1.40                38.06
                              2012           206            13.93           2,875       0.97               1.40                14.22

  Russell Core Bond           2016         1,250            18.96          23,697       1.60               1.40                 1.67
     Sub-Account              2015         1,250            18.65          23,307       2.39               1.40               (1.53)
                              2014         1,250            18.94          23,669       1.55               1.40                 3.99
                              2013         1,250            18.21          22,762       1.43               1.40               (2.82)
                              2012         1,250            18.74          23,423       2.07               1.40                 6.86

  Russell Global Real Estate  2016           215            36.45           7,841       4.56               1.40                 1.59
     Securities Sub-Account   2015           215            35.88           7,718       1.63               1.40               (1.15)
                              2014           215            36.30           7,807       3.29               1.40                13.15
                              2013           215            32.08           6,900       3.99               1.40                 2.21
                              2012           215            31.38           6,751       4.83               1.40                25.77

  Russell Multi-Style Equity  2016         2,931            15.41          45,173       1.03               1.40                 9.10
     Sub-Account              2015         2,931            14.13          41,406       0.81               1.40               (0.30)
                              2014         2,931            14.17          41,531       1.16               1.40                10.15
                              2013         2,931            12.86          37,705       1.21               1.40                31.07
                              2012         2,931             9.81          28,767       1.08               1.40                14.07



       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  Russell Non-U.S. Sub-Account  2016           959            12.05         11,552
                                2015           959            11.94         11,445
                                2014           959            12.26         11,761
                                2013           959            13.02         12,482
                                2012           959            10.83         10,383

  TAP 1919 Variable Socially    2016           340    39.58 - 41.07         13,795
     Responsive Balanced        2015           437    37.87 - 39.24         16,859
     Sub-Account                2014           342    39.18 - 40.53         13,703
                                2013           770    36.44 - 37.64         28,829
                                2012           344    31.21 - 32.19         10,959

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Russell Non-U.S. Sub-Account  2016       3.26               1.40                 0.94
                                2015       1.14               1.40               (2.69)
                                2014       1.95               1.40               (5.78)
                                2013       2.00               1.40                20.22
                                2012       1.90               1.40                18.14

  TAP 1919 Variable Socially    2016       0.85        1.50 - 1.65          4.50 - 4.65
     Responsive Balanced        2015       1.42        1.50 - 1.65      (3.32) - (3.18)
     Sub-Account                2014       0.66        1.50 - 1.65          7.52 - 7.68
                                2013       1.79        1.50 - 1.65        16.76 - 16.94
                                2012       1.50        1.50 - 1.65          8.89 - 9.06

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund, portfolio or series of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

       FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
           OF FIRST METLIFE INVESTORS INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Sub-Accounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

First MetLife Investors Variable Annuity Account One     Brighthouse Variable Annuity Account B

This page is intentionally left blank.

Item 8. Financial Statements and Supplementary Data

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Index to Financial Statements, Notes and Schedules

                                                                                                        Page
                                                                                                  ----------
Report of Independent Registered Public Accounting Firm..........................................      2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016,
  2015 and 2014:
 Balance Sheets..................................................................................      3
 Statements of Operations........................................................................      4
 Statements of Comprehensive Income (Loss).......................................................      5
 Statements of Stockholder's Equity..............................................................      6
 Statements of Cash Flows........................................................................      7
Notes to the Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........      8
 Note 2 -- Segment Information...................................................................     19
 Note 3 -- Insurance.............................................................................     22
 Note 4 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...     27
 Note 5 -- Reinsurance...........................................................................     29
 Note 6 -- Investments...........................................................................     34
 Note 7 -- Derivatives...........................................................................     43
 Note 8 -- Fair Value............................................................................     48
 Note 9 -- Equity................................................................................     60
 Note 10 -- Other Expenses.......................................................................     63
 Note 11 -- Income Tax...........................................................................     64
 Note 12 -- Contingencies, Commitments and Guarantees............................................     66
 Note 13 -- Related Party Transactions...........................................................     68
 Note 14 -- Subsequent Events....................................................................     69
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Summary of Investments -- Other Than Investments in Related Parties...............     70
 Schedule III -- Supplementary Insurance Information.............................................     71
 Schedule IV -- Reinsurance......................................................................     73

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company of NY:

We have audited the accompanying balance sheets of Brighthouse Life Insurance Company of NY (the "Company" and formerly, First MetLife Investors Insurance Company) as of December 31, 2016 and 2015, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to the Financial Statements, Notes and Schedules. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company of NY as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2017

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2016 and 2015

                (In thousands, except share and per share data)

                                                                                                         2016          2015
                                                                                                     ------------- -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,870,654 and $1,081,183, respectively)....................................................................  $  1,878,514  $  1,087,215
 Mortgage loans (net of valuation allowances of $1,775 and $640, respectively)......................       406,085       141,278
 Short-term investments, principally at estimated fair value........................................            --        18,484
 Other invested assets, at estimated fair value.....................................................         8,656         4,981
                                                                                                     ------------- -------------
   Total investments................................................................................     2,293,255     1,251,958
Cash and cash equivalents, principally at estimated fair value......................................        18,583         9,310
Accrued investment income...........................................................................        16,626         9,316
Premiums, reinsurance and other receivables.........................................................       354,939     1,539,801
Deferred policy acquisition costs and value of business acquired....................................        85,173       107,514
Current income tax recoverable......................................................................        57,736         2,801
Other assets........................................................................................        48,285        62,937
Separate account assets.............................................................................     4,758,449     4,792,140
                                                                                                     ------------- -------------
     Total assets...................................................................................  $  7,633,046  $  7,775,777
                                                                                                     ============= =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..............................................................................  $    627,007  $    548,208
Policyholder account balances.......................................................................     1,202,350     1,248,493
Other policy-related balances.......................................................................         7,285         8,560
Payables for collateral under derivative transactions...............................................         8,942         3,300
Deferred income tax liability.......................................................................       219,839       121,117
Other liabilities...................................................................................       112,441       446,637
Separate account liabilities........................................................................     4,758,449     4,792,140
                                                                                                     ------------- -------------
     Total liabilities..............................................................................     6,936,313     7,168,455
                                                                                                     ------------- -------------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $10 per share; 200,000 shares authorized, issued and outstanding............         2,000         2,000
Additional paid-in capital..........................................................................       340,931       340,931
Retained earnings...................................................................................       349,395       258,985
Accumulated other comprehensive income (loss).......................................................         4,407         5,406
                                                                                                     ------------- -------------
     Total stockholder's equity.....................................................................       696,733       607,322
                                                                                                     ------------- -------------
     Total liabilities and stockholder's equity.....................................................  $  7,633,046  $  7,775,777
                                                                                                     ============= =============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                (In thousands)

                                                                                      2016          2015          2014
                                                                                  ------------  ------------  ------------
Revenues
Premiums.........................................................................  $    50,739   $    71,872   $    81,482
Universal life and investment-type product policy fees...........................      103,000       110,905       104,544
Net investment income............................................................       57,780        52,944        41,053
Other revenues...................................................................       29,192        (9,465)       47,305
Net investment gains (losses)....................................................       (3,737)        4,399           552
Net derivative gains (losses)....................................................       67,726        65,000       127,162
                                                                                  ------------  ------------  ------------
  Total revenues.................................................................      304,700       295,655       402,098
                                                                                  ------------  ------------  ------------
Expenses
Policyholder benefits and claims.................................................       51,980        49,400        76,905
Interest credited to policyholder account balances...............................       39,914        52,133        54,136
Amortization of deferred policy acquisition costs and value of business acquired.       23,217       103,826        68,771
Other expenses...................................................................       57,027        65,213        79,567
                                                                                  ------------  ------------  ------------
  Total expenses.................................................................      172,138       270,572       279,379
                                                                                  ------------  ------------  ------------
Income (loss) before provision for income tax....................................      132,562        25,083       122,719
Provision for income tax expense (benefit).......................................       42,152         1,988        36,270
                                                                                  ------------  ------------  ------------
Net income (loss)................................................................  $    90,410   $    23,095   $    86,449
                                                                                  ============  ============  ============

              See accompanying notes to the financial statements

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                (In thousands)

                                                                          2016           2015           2014
                                                                      ------------  -------------  -------------
Net income (loss)....................................................  $    90,410   $     23,095   $     86,449
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       (3,066)       (55,353)        44,913
 Unrealized gains (losses) on derivatives............................        1,529          2,760          1,278
                                                                      ------------  -------------  -------------
Other comprehensive income (loss), before income tax.................       (1,537)       (52,593)        46,191
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................          538         18,408        (16,167)
                                                                      ------------  -------------  -------------
Other comprehensive income (loss), net of income tax.................         (999)       (34,185)        30,024
                                                                      ------------  -------------  -------------
Comprehensive income (loss)..........................................  $    89,411   $    (11,090)  $    116,473
                                                                      ============  =============  =============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                (In thousands)

                                                                                           Accumulated
                                                                  Additional                  Other          Total
                                                        Common     Paid-in     Retained   Comprehensive  Stockholder's
                                                        Stock      Capital     Earnings   Income (Loss)     Equity
                                                      ----------- ----------- ----------- -------------  -------------
Balance at December 31, 2013.........................  $    2,000  $  340,919  $  149,441  $      9,567    $  501,927
Capital contribution.................................                      12                                      12
Net income (loss)....................................                              86,449                      86,449
Other comprehensive income (loss), net of income tax.                                            30,024        30,024
                                                      ----------- ----------- ----------- -------------  -------------
Balance at December 31, 2014.........................       2,000     340,931     235,890        39,591       618,412
Net income (loss)....................................                              23,095                      23,095
Other comprehensive income (loss), net of income tax.                                           (34,185)      (34,185)
                                                      ----------- ----------- ----------- -------------  -------------
Balance at December 31, 2015.........................       2,000     340,931     258,985         5,406       607,322
Net income (loss)....................................                              90,410                      90,410
Other comprehensive income (loss), net of income tax.                                              (999)         (999)
                                                      ----------- ----------- ----------- -------------  -------------
Balance at December 31, 2016.........................  $    2,000  $  340,931  $  349,395  $      4,407    $  696,733
                                                      =========== =========== =========== =============  =============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                (In thousands)

                                                                                  2016              2015              2014
                                                                            ----------------  ----------------  ----------------
Cash flows from operating activities
Net income (loss)..........................................................  $        90,410   $        23,095   $        86,449
Adjustments to reconcile net income (loss) to net cash provided by (used
 in) operating activities:
 Depreciation and amortization expenses....................................            3,534             1,408             1,571
 Amortization of premiums and accretion of discounts associated with
  investments, net.........................................................             (828)           (1,918)             (852)
 (Gains) losses on investments, net........................................            3,737            (4,399)             (552)
 (Gains) losses on derivatives, net........................................          (44,031)          (41,794)         (130,598)
 Interest credited to policyholder account balances........................           39,914            52,133            54,136
 Universal life and investment-type product policy fees....................         (103,000)         (110,905)         (104,544)
 Change in accrued investment income.......................................             (404)           (1,048)           (1,664)
 Change in premiums, reinsurance and other receivables.....................          433,724             2,601           (29,111)
 Change in deferred policy acquisition costs and value of business
  acquired, net............................................................           18,241            99,059            48,461
 Change in income tax......................................................           44,325           (78,460)           78,307
 Change in other assets....................................................          103,403           102,648           117,079
 Change in future policy benefits and other policy-related balances........           77,708            68,764            75,237
 Change in other liabilities...............................................         (334,195)           12,764           291,365
                                                                            ----------------  ----------------  ----------------
Net cash provided by (used in) operating activities........................          332,538           123,948           485,284
                                                                            ----------------  ----------------  ----------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities.................................................          140,236           364,194           340,571
 Mortgage loans............................................................           42,446            23,593             5,371
Purchases of:
 Fixed maturity securities.................................................         (379,993)         (372,108)         (726,115)
 Mortgage loans............................................................          (44,325)          (45,240)          (10,050)
Cash received in connection with freestanding derivatives..................               54               786                --
Cash paid in connection with freestanding derivatives......................              (25)             (822)               (4)
Net change in short-term investments.......................................           18,487            (6,380)            8,018
Net change in other invested assets........................................                2               414               (12)
Other, net.................................................................              183                --                --
                                                                            ----------------  ----------------  ----------------
Net cash provided by (used in) investing activities........................         (222,935)          (35,563)         (382,221)
                                                                            ----------------  ----------------  ----------------
Cash flows from financing activities
Policyholder account balances:
 Deposits..................................................................           50,745            56,728            38,453
 Withdrawals...............................................................         (156,717)         (146,131)         (135,867)
Net change in payables for collateral under derivative transactions........            5,642             3,300                --
                                                                            ----------------  ----------------  ----------------
Net cash provided by (used in) financing activities........................         (100,330)          (86,103)          (97,414)
                                                                            ----------------  ----------------  ----------------
Change in cash and cash equivalents........................................            9,273             2,282             5,649
Cash and cash equivalents, beginning of year...............................            9,310             7,028             1,379
                                                                            ----------------  ----------------  ----------------
Cash and cash equivalents, end of year.....................................  $        18,583   $         9,310   $         7,028
                                                                            ================  ================  ================
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax................................................................  $        (1,314)  $        80,448   $       (40,683)
                                                                            ================  ================  ================
Non-cash transactions:
 Capital contribution......................................................  $            --   $            --   $            12
                                                                            ================  ================  ================
 Transfer of fixed maturity securities from affiliates.....................  $       552,113   $            --   $            --
                                                                            ================  ================  ================
 Transfer of mortgage loans from affiliates................................  $       266,557   $            --   $            --
                                                                            ================  ================  ================

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse NY" and the "Company" refer to Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company), a New York domiciled life insurance company. Brighthouse Life Insurance Company of NY is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company markets and/or administers traditional life, universal life, variable annuity and fixed annuity products to individuals. The Company is licensed to transact business in the state of New York.

   The Company is organized into two segments: Annuities and Life.

   In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include the Company and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the company changed its name from First MetLife Investors Insurance Company to Brighthouse Life Insurance Company of NY.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------------
Accounting Policy                                                                          Note
-----------------------------------------------------------------------------------------------
Insurance                                                                                3
-----------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles      4
-----------------------------------------------------------------------------------------------
Reinsurance                                                                              5
-----------------------------------------------------------------------------------------------
Investments                                                                              6
-----------------------------------------------------------------------------------------------
Derivatives                                                                              7
-----------------------------------------------------------------------------------------------
Fair Value                                                                               8
-----------------------------------------------------------------------------------------------
Income Tax                                                                               11
-----------------------------------------------------------------------------------------------
Litigation Contingencies                                                                 12

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, policy renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      The Company issues directly, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or
   (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
   (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

      Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

      Other policy-related balances include policy and contract claims, unearned revenue liabilities and premiums received in advance.

      The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

      The Company accounts for the prepayment of premiums on its individual life contracts as premiums received in advance and applies the cash received to premiums when due.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional    Actual and expected future gross premiums.
  contracts (term insurance)
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable deferred annuity contracts           Actual and expected future gross profits.

    See Note 4 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. (See Note 6 "Investments -- Fixed Maturity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities"). The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 6
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 6.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

  . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

  . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

  . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Income Tax

    The Company joins with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife the federal income tax which it would have paid based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company may be a party to legal actions or regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact, if any, on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $12.4 million at both December 31, 2016 and 2015. Accumulated amortization of capitalized software was $5.9 million and $3.8 million at December 31, 2016 and 2015, respectively. Related amortization expense was $2.2 million, $13 thousand and $212 thousand for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

   Employee Benefit Plans

    Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included in the balance sheet. Within its statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

    Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

    Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. The adoption did not have an impact on the financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decision maker or service provider are variable interests in a variable interest entity ("VIE"), and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. Amounts related to VIEs, as of December 31, 2016, disclosed in Note 6 reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decision maker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The Company is currently evaluating the impact of this guidance on its financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company is currently evaluating the impact of this guidance on its financial statements.

   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its financial statements.

   In January 2016, the FASB issued new guidance ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its financial statements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the statements of operations.

2. Segment Information

   The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

Annuities

   The Annuities segment offers a variety of variable, fixed and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment previously offered insurance products and services, including term and universal life, designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Corporate & Other

   Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, ancillary U.S. term life business sold direct to consumer and expenses associated with income tax audit issues.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives that are hedges of investments but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts; and

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

2. Segment Information (continued)


   The tax impact of the adjustments mentioned above are calculated net of the U.S. statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's net investment income or net income (loss).

   Net investment income is based upon the actual results within a specifically identifiable investment portfolio and is allocated to segments at a rate based upon each product's net GAAP liability, adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                      Operating Results
                                             -----------------------------------
                                                                        Corporate
 Year Ended December 31, 2016                  Annuities     Life       & Other      Total
-------------------------------------------- ----------- -----------  ----------- -----------
                                                              (In thousands)
 Pre-tax operating earnings.................  $   52,855  $   40,561   $   9,665   $  103,081
 Provision for income tax expense (benefit).      14,623      14,197       3,014       31,834
                                             ----------- -----------  ----------- -----------
   Operating earnings.......................  $   38,232  $   26,364   $   6,651       71,247
                                             =========== ===========  ===========
 Adjustments for:
 Net investment gains (losses)..............                                           (3,737)
 Net derivative gains (losses)..............                                           67,726
 Other adjustments to net income............                                          (34,508)
 Provision for income tax (expense) benefit.                                          (10,318)
                                                                                  -----------
   Net income (loss)........................                                       $   90,410
                                                                                  ===========
 Inter-segment revenues.....................  $       70  $   (3,791)  $  (1,555)
 Interest revenue...........................  $   27,747  $   17,108   $  13,204

                                                           Corporate
 At December 31, 2016             Annuities     Life       & Other       Total
------------------------------ ------------- ----------- ----------- -------------
                                                 (In thousands)
 Total assets.................  $  6,708,803  $  342,592  $  581,651  $  7,633,046
 Separate account assets......  $  4,758,449  $       --  $       --  $  4,758,449
 Separate account liabilities.  $  4,758,449  $       --  $       --  $  4,758,449

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

2. Segment Information (continued)


                                                        Operating Results
                                             ---------------------------------------
                                                                           Corporate
 Year Ended December 31, 2015                  Annuities      Life         & Other        Total
-------------------------------------------- ------------ ------------  ------------  ------------
                                                                 (In thousands)
 Pre-tax operating earnings.................  $    20,794  $   (60,934)  $    11,842   $   (28,298)
 Provision for income tax expense (benefit).        1,139      (21,327)        3,493       (16,695)
                                             ------------ ------------  ------------  ------------
   Operating earnings.......................  $    19,655  $   (39,607)  $     8,349       (11,603)
                                             ============ ============  ============
 Adjustments for:
 Net investment gains (losses)..............                                                 4,399
 Net derivative gains (losses)..............                                                65,000
 Other adjustments to net income............                                               (16,018)
 Provision for income tax (expense) benefit.                                               (18,683)
                                                                                      ------------
   Net income (loss)........................                                           $    23,095
                                                                                      ============
 Inter-segment revenues.....................  $     1,505  $   (36,366)  $    (1,371)
 Interest revenue...........................  $    23,210  $    15,432   $    14,516

                                                           Corporate
 At December 31, 2015             Annuities     Life       & Other       Total
------------------------------ ------------- ----------- ----------- -------------
                                                 (In thousands)
 Total assets.................  $  6,675,617  $  607,090  $  493,070  $  7,775,777
 Separate account assets......  $  4,792,140  $       --  $       --  $  4,792,140
 Separate account liabilities.  $  4,792,140  $       --  $       --  $  4,792,140

                                                        Operating Results
                                             ---------------------------------------
                                                                           Corporate
 Year Ended December 31, 2014                  Annuities      Life         & Other        Total
-------------------------------------------- ------------ ------------  ------------  ------------
                                                                 (In thousands)
 Pre-tax operating earnings.................  $    22,539  $    (7,980)  $     9,352   $    23,911
 Provision for income tax expense (benefit).        8,239       (2,493)       (4,059)        1,687
                                             ------------ ------------  ------------  ------------
   Operating earnings.......................  $    14,300  $    (5,487)  $    13,411        22,224
                                             ============ ============  ============
 Adjustments for:
 Net investment gains (losses)..............                                                   552
 Net derivative gains (losses)..............                                               127,162
 Other adjustments to net income............                                               (28,906)
 Provision for income tax (expense) benefit.                                               (34,583)
                                                                                      ------------
   Net income (loss)........................                                           $    86,449
                                                                                      ============
 Inter-segment revenues.....................  $    53,368  $   (38,850)  $    (1,221)
 Interest revenue...........................  $    12,801  $    14,032   $    14,388

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

2. Segment Information (continued)

   Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                  ------------------------------------------
                                       2016          2015          2014
                                  -------------  ------------- -------------
                                                (In thousands)
   Annuities.....................  $    125,308   $    139,102  $    188,831
   Life..........................        86,089         56,322        59,092
                                  -------------  ------------- -------------
     Total segment...............       211,397        195,424       247,923
                                  -------------  ------------- -------------
   Corporate & Other.............        15,135         16,771        17,128
   Net investment gains (losses).        (3,737)         4,399           552
   Net derivative gains (losses).        67,726         65,000       127,162
   Other adjustments.............        14,179         14,061         9,333
                                  -------------  ------------- -------------
     Total.......................  $    304,700   $    295,655  $    402,098
                                  =============  ============= =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                              --------------------------------------------
                                   2016           2015           2014
                              -------------- -------------- --------------
                                             (In thousands)
     Annuity products........  $     112,018  $     130,167  $     185,531
     Life insurance products.         70,913         43,145         47,800
                              -------------- -------------- --------------
       Total.................  $     182,931  $     173,312  $     233,331
                              ============== ============== ==============

   All of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

3. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                  -------------------------------
                                       2016            2015
                                  --------------- ---------------
                                          (In thousands)
               Annuities.........  $    1,504,773  $    1,503,640
               Life..............         322,319         294,888
               Corporate & Other.           9,550           6,733
                                  --------------- ---------------
                 Total...........  $    1,836,642  $    1,805,261
                                  =============== ===============

   See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

3. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                Measurement Assumptions:
--------------------------------------------------------------------------------------------------------------------------
Nonparticipating life        Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 5%.
--------------------------------------------------------------------------------------------------------------------------
Traditional fixed annuities  Present value of expected future payments. Interest rate assumptions used in establishing
  after annuitization          such liabilities range from 3% to 6%.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

3. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 7. Guarantees accounted for as insurance liabilities include:

Guarantee:                                                          Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
  GMDBs     .   A return of purchase payment upon death         .   Present value of expected death benefits in excess of
                  even if the account value is reduced to             the projected account balance recognizing the
                  zero.                                               excess ratably over the accumulation period based
                                                                      on the present value of total expected assessments.

            .   An enhanced death benefit may be                .   Assumptions are consistent with those used for
                  available for an additional fee.                    amortizing DAC, and are thus subject to the same
                                                                      variability and risk.

                                                                .   Investment performance and volatility assumptions
                                                                      are consistent with the historical experience of the
                                                                      appropriate underlying equity index, such as the
                                                                      Standard & Poor's Global Ratings ("S&P")
                                                                      500 Index.

                                                                .   Benefit assumptions are based on the average benefits
                                                                      payable over a range of scenarios.
---------------------------------------------------------------------------------------------------------------------------
  GMIBs     .   After a specified period of time determined at  .   Present value of expected income benefits in excess
                  the time of issuance of the variable annuity        of the projected account balance at any future date
                  contract, a minimum accumulation of                 of annuitization and recognizing the excess ratably
                  purchase payments, even if the account              over the accumulation period based on present
                  value is reduced to zero, that can be               value of total expected assessments.
                  annuitized to receive a monthly income
                  stream that is not less than a specified
                  amount.

            .   Certain contracts also provide for a            .   Assumptions are consistent with those used for
                  guaranteed lump sum return of purchase              estimating GMDB liabilities.
                  premium in lieu of the annuitization
                  benefit.

                                                                .   Calculation incorporates an assumption for the
                                                                      percentage of the potential annuitizations that may
                                                                      be elected by the contractholder.
---------------------------------------------------------------------------------------------------------------------------
  GMWBs     .   A return of purchase payment via partial        .   Expected value of the life contingent payments and
                  withdrawals, even if the account value is           expected assessments using assumptions consistent
                  reduced to zero, provided that cumulative           with those used for estimating the GMDB liabilities.
                  withdrawals in a contract year do not
                  exceed a certain limit.

            .   Certain contracts include guaranteed
                  withdrawals that are life contingent.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

3. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                       Annuity Contracts
                                   -------------------------
                                      GMDBs        GMIBs         Total
                                   -----------  ------------ ------------
                                               (In thousands)
     Direct
     Balance at January 1, 2014...  $    4,775   $    77,511  $    82,286
     Incurred guaranteed benefits.       2,397        19,215       21,612
     Paid guaranteed benefits.....         (20)           --          (20)
                                   -----------  ------------ ------------
     Balance at December 31, 2014.       7,152        96,726      103,878
     Incurred guaranteed benefits.       1,175        20,004       21,179
     Paid guaranteed benefits.....        (238)           --         (238)
                                   -----------  ------------ ------------
     Balance at December 31, 2015.       8,089       116,730      124,819
     Incurred guaranteed benefits.       2,272        32,338       34,610
     Paid guaranteed benefits.....        (560)            1         (559)
                                   -----------  ------------ ------------
     Balance at December 31, 2016.  $    9,801   $   149,069  $   158,870
                                   ===========  ============ ============
     Ceded
     Balance at January 1, 2014...  $    4,775   $    26,526  $    31,301
     Incurred guaranteed benefits.       2,397         5,961        8,358
     Paid guaranteed benefits.....         (20)           --          (20)
                                   -----------  ------------ ------------
     Balance at December 31, 2014.       7,152        32,487       39,639
     Incurred guaranteed benefits.       1,664         7,433        9,097
     Paid guaranteed benefits.....        (238)           --         (238)
                                   -----------  ------------ ------------
     Balance at December 31, 2015.       8,578        39,920       48,498
     Incurred guaranteed benefits.       2,215        11,570       13,785
     Paid guaranteed benefits.....        (560)           --         (560)
                                   -----------  ------------ ------------
     Balance at December 31, 2016.  $   10,233   $    51,490  $    61,723
                                   ===========  ============ ============
     Net
     Balance at January 1, 2014...  $       --   $    50,985  $    50,985
     Incurred guaranteed benefits.          --        13,254       13,254
     Paid guaranteed benefits.....          --            --           --
                                   -----------  ------------ ------------
     Balance at December 31, 2014.          --        64,239       64,239
     Incurred guaranteed benefits.        (489)       12,571       12,082
     Paid guaranteed benefits.....          --            --           --
                                   -----------  ------------ ------------
     Balance at December 31, 2015.        (489)       76,810       76,321
     Incurred guaranteed benefits.          57        20,768       20,825
     Paid guaranteed benefits.....          --             1            1
                                   -----------  ------------ ------------
     Balance at December 31, 2016.  $     (432)  $    97,579  $    97,147
                                   ===========  ============ ============

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

3. Insurance (continued)


   Information regarding the Company's guarantee exposure was as follows at:

                                                                         December 31,
                                         ----------------------------------------------------------------------------
                                                          2016                                   2015
                                         -------------------------------------  -------------------------------------
                                             In the                At               In the                At
                                          Event of Death      Annuitization      Event of Death      Annuitization
                                         ---------------     --------------     ---------------     --------------
                                                                    (Dollars in thousands)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................  $  4,763,943        $  3,969,485       $  4,795,645        $  4,030,025
Separate account value..................  $  4,753,638        $  3,968,482       $  4,787,624        $  4,027,392
Net amount at risk......................  $     36,827   (4)  $    209,926  (5)  $    127,244   (4)  $    152,482  (5)
Average attained age of contractholders.      66 years            65 years           65 years            65 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                 -------------------------------
                                      2016            2015
                                 --------------- ---------------
                                         (In thousands)
                Fund Groupings:
                  Balanced......  $    2,945,952  $    2,967,098
                  Equity........       1,403,276       1,453,921
                  Bond..........         359,993         316,704
                  Money Market..          49,228          51,416
                                 --------------- ---------------
                    Total.......  $    4,758,449  $    4,789,139
                                 =============== ===============

Separate Accounts

   Separate account assets and liabilities consist of pass-through separate accounts totaling $4.8 billion at both December 31, 2016 and 2015, for which the policyholder assumes all investment risk.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)


4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

   Information regarding DAC and VOBA was as follows:

                                                                              Years Ended December 31,
                                                                  ------------------------------------------------
                                                                       2016             2015             2014
                                                                  --------------  ---------------  ---------------
                                                                                   (In thousands)
DAC
Balance at January 1,............................................  $     107,474   $      204,321   $      254,958
Capitalizations..................................................          4,976            4,768           14,009
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).        (12,163)         (16,372)         (20,279)
 Other expenses..................................................        (11,155)         (87,443)         (48,467)
                                                                  --------------  ---------------  ---------------
   Total amortization (1)........................................        (23,318)        (103,815)         (68,746)
                                                                  --------------  ---------------  ---------------
Unrealized investment gains (losses).............................         (4,100)           2,200           (2,200)
Other............................................................             --               --            6,300
                                                                  --------------  ---------------  ---------------
Balance at December 31,..........................................         85,032          107,474          204,321
                                                                  --------------  ---------------  ---------------
VOBA
Balance at January 1,............................................             40               51               76
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).             --                5               --
 Other expenses..................................................            101              (16)             (25)
                                                                  --------------  ---------------  ---------------
   Total amortization (1)........................................            101              (11)             (25)
                                                                  --------------  ---------------  ---------------
Balance at December 31,..........................................            141               40               51
                                                                  --------------  ---------------  ---------------
Total DAC and VOBA
Balance at December 31,..........................................  $      85,173   $      107,514   $      204,372
                                                                  ==============  ===============  ===============

---------
(1) See Note 5 for additional information on affiliated amortization of DAC and VOBA.

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   ----------------------------
                                       2016           2015
                                   ------------- --------------
                                          (In thousands)
                Annuities.........   $    60,689   $     80,686
                Life..............        24,265         26,591
                Corporate & Other.           219            237
                                   ------------- --------------
                  Total...........   $    85,173   $    107,514
                                   ============= ==============

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                 Years Ended December 31,
                                      ----------------------------------------------
                                           2016            2015            2014
                                      --------------  --------------  --------------
                                                      (In thousands)
DSI
Balance at January 1,................  $      37,114   $      41,176   $      50,425
Capitalization.......................            350             452             542
Amortization.........................         (7,017)         (5,014)         (9,191)
Unrealized investment gains (losses).           (800)            500            (600)
                                      --------------  --------------  --------------
Balance at December 31,..............  $      29,647   $      37,114   $      41,176
                                      ==============  ==============  ==============
VODA
Balance at January 1,................  $      11,222   $      12,616   $      13,975
Amortization.........................         (1,360)         (1,394)         (1,359)
                                      --------------  --------------  --------------
Balance at December 31,..............  $       9,862   $      11,222   $      12,616
                                      ==============  ==============  ==============
Accumulated amortization.............  $       9,652   $       8,292   $       6,898
                                      ==============  ==============  ==============

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA           VODA
                            -------------- ---------------
                                    (In thousands)
                      2017.  $          52  $        1,283
                      2018.  $          46  $        1,184
                      2019.  $          43  $        1,073
                      2020.  $          --  $          956
                      2021.  $          --  $          841

5. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

Annuities

   For annuities, the Company currently reinsures to Brighthouse Life Insurance Company ("Brighthouse Insurance") and MLIC, 100% of the GMxBs issued in connection with variable annuities. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

5. Reinsurance (continued)


Life

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis to MLIC. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Catastrophe Coverage

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with irrevocable letters of credit. The Company had $11.9 million and $11.4 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $11.9 million of net unaffiliated ceded reinsurance recoverables. Of this total, $10.5 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, all of which were unsecured. At December 31, 2015, the Company had $11.5 million of net unaffiliated ceded reinsurance recoverables. Of this total, $10.1 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, all of which were unsecured.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

5. Reinsurance (continued)


   The amounts on the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                          Years Ended December 31,
                                                                                  ----------------------------------------
                                                                                      2016          2015          2014
                                                                                  ------------  ------------  ------------
                                                                                               (In thousands)
Premiums
Direct premiums..................................................................  $   109,733   $   122,110   $   133,129
Reinsurance ceded................................................................      (58,994)      (50,238)      (51,647)
                                                                                  ------------  ------------  ------------
  Net premiums...................................................................  $    50,739   $    71,872   $    81,482
                                                                                  ============  ============  ============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....................  $   106,830   $   114,850   $   119,690
Reinsurance ceded................................................................       (3,830)       (3,945)      (15,146)
                                                                                  ------------  ------------  ------------
  Net universal life and investment-type product policy fees.....................  $   103,000   $   110,905   $   104,544
                                                                                  ============  ============  ============
Other revenues
Direct other revenues............................................................  $    12,494   $    12,754   $    11,422
Reinsurance ceded................................................................       16,698       (22,219)       35,883
                                                                                  ------------  ------------  ------------
  Net other revenues.............................................................  $    29,192   $    (9,465)  $    47,305
                                                                                  ============  ============  ============
Policyholder benefits and claims
Direct policyholder benefits and claims..........................................  $   128,420   $   138,574   $   129,663
Reinsurance ceded................................................................      (76,440)      (89,174)      (52,758)
                                                                                  ------------  ------------  ------------
  Net policyholder benefits and claims...........................................  $    51,980   $    49,400   $    76,905
                                                                                  ============  ============  ============
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired........................................................................  $    48,447   $   104,028   $    69,991
Reinsurance ceded................................................................      (25,230)         (202)       (1,220)
                                                                                  ------------  ------------  ------------
  Net amortization of deferred policy acquisition costs and value of business
   acquired......................................................................  $    23,217   $   103,826   $    68,771
                                                                                  ============  ============  ============
Other expenses
Direct other expenses............................................................  $    56,905   $    63,100   $    77,209
Reinsurance ceded................................................................          122         2,113         2,358
                                                                                  ------------  ------------  ------------
  Net other expenses.............................................................  $    57,027   $    65,213   $    79,567
                                                                                  ============  ============  ============

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

5. Reinsurance (continued)


   The amounts on the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                               December 31,
                                                ---------------------------------------------------------------------------
                                                               2016                                  2015
                                                ----------------------------------- ---------------------------------------
                                                                           Total                                  Total
                                                                          Balance                                Balance
                                                  Direct      Ceded        Sheet      Direct        Ceded         Sheet
                                                ---------- -----------  ----------- ----------- -------------  ------------
                                                                              (In thousands)
Assets
Premiums, reinsurance and other
 receivables................................... $   19,005  $  335,934   $  354,939  $   13,487  $  1,526,314  $  1,539,801
Deferred policy acquisition costs and value of
 business acquired.............................     89,538      (4,365)      85,173     134,005       (26,491)      107,514
                                                ---------- -----------  ----------- ----------- -------------  ------------
  Total assets................................. $  108,543  $  331,569   $  440,112  $  147,492  $  1,499,823  $  1,647,315
                                                ========== ===========  =========== =========== =============  ============
Liabilities
Other policy-related balances.................. $    7,285  $       --   $    7,285  $    9,583  $     (1,023) $      8,560
Other liabilities..............................     10,637     101,804      112,441      14,335       432,302       446,637
                                                ---------- -----------  ----------- ----------- -------------  ------------
  Total liabilities............................ $   17,922  $  101,804   $  119,726  $   23,918  $    431,279  $    455,197
                                                ========== ===========  =========== =========== =============  ============

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See "-- Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, Brighthouse Insurance and MetLife Reinsurance Company of Vermont ("MRV"), all of which are related parties.

   Information regarding the significant effects of affiliated reinsurance included on the statements of operations was as follows:

                                                                                       Years Ended December 31,
                                                                                  ---------------------------------
                                                                                     2016       2015        2014
                                                                                  ---------  ----------  ----------
                                                                                            (In thousands)
Premiums
Reinsurance ceded................................................................  $(44,259)  $ (37,119)  $ (39,455)
Universal life and investment-type product policy fees
Reinsurance ceded................................................................  $ (3,645)  $  (3,784)  $ (15,008)
Other revenues
Reinsurance ceded................................................................  $ 16,701   $ (22,212)  $  35,881
Policyholder benefits and claims
Reinsurance ceded................................................................  $(71,948)  $ (76,410)  $ (48,882)
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance ceded................................................................  $(25,203)  $    (172)  $  (1,101)
Other expenses
Reinsurance ceded................................................................  $    114   $   2,060   $   2,290

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

5. Reinsurance (continued)


   Information regarding the significant effects of ceded affiliated reinsurance included on the balance sheets was as follows at:

                                                                         December 31,
                                                                  -------------------------
                                                                      2016         2015
                                                                  -----------  ------------
                                                                        (In thousands)
Assets
Premiums, reinsurance and other receivables......................  $  321,868   $ 1,513,398
Deferred policy acquisition costs and value of business acquired.      (4,309)      (26,429)
                                                                  -----------  ------------
  Total assets...................................................  $  317,559   $ 1,486,969
                                                                  ===========  ============
Liabilities
Other policy-related balances....................................  $       --   $    (1,023)
Other liabilities................................................      99,641       430,846
                                                                  -----------  ------------
  Total liabilities..............................................  $   99,641   $   429,823
                                                                  ===========  ============

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $211.2 million and $185.0 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were $24.2 million, $12.5 million and $88.4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis to MLIC. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's balance sheets. The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $168.1 million and $121.9 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were $46.2 million, $54.1 million and $38.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate. This recapture resulted in an increase in investments and cash and cash equivalents of $933.4 million and an increase in DAC of $22.9 million, offset by a decrease in premiums, reinsurance and other receivables of $922.6 million. The Company recognized a gain of approximately $21.9 million, net of income tax, as a result of this recapture.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV, an affiliate. This recapture resulted in a decrease to premiums, reinsurance and other receivables of $294.8 million and a decrease in other liabilities of $334.6 million. The Company recognized a gain of $24.2 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $199.0 million and $1.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $28.0 million and $1.0 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)


6. Investments

   See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity AFS

 Fixed Maturity AFS by Sector

    The following table presents the fixed maturity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are structured securities including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                           December 31, 2016                                   December 31, 2015
                          ---------------------------------------------------- --------------------------------------------------
                                           Gross Unrealized                                     Gross Unrealized
                                      --------------------------   Estimated               --------------------------  Estimated
                           Amortized           Temporary   OTTI      Fair       Amortized           Temporary   OTTI     Fair
                             Cost      Gains    Losses    Losses     Value        Cost      Gains    Losses    Losses    Value
                          ----------- -------- ---------- ------ ------------- ----------- -------- ---------- ------ -----------
                                                                      (In thousands)
Fixed maturity securities
U.S. corporate...........  $  709,694  $20,400  $   8,283  $  --  $    721,811  $  553,881  $15,607  $  17,554  $  --  $  551,934
U.S. government and
 agency..................     410,504    9,560     13,519     --       406,545     105,700   10,549      1,291     --     114,958
RMBS.....................     238,676    2,033      2,322     --       238,387     103,898    1,461        884     --     104,475
Foreign corporate........     237,412    2,998      8,070     --       232,340     122,578    2,335      8,463     --     116,450
CMBS.....................     177,719    2,724      1,487     --       178,956     131,662    1,450      1,003     --     132,109
State and political
 subdivision.............      52,739    4,345        764     --        56,320      41,557    3,995        404     --      45,148
ABS......................      26,695      152        177     --        26,670      17,930      242        208     --      17,964
Foreign government.......      17,215      543        273     --        17,485       3,977      327        127     --       4,177
                          ----------- -------- ---------- ------ ------------- ----------- -------- ---------- ------ -----------
   Total fixed maturity
   securities............  $1,870,654  $42,755  $  34,895  $  --  $  1,878,514  $1,081,183  $35,966  $  29,934  $  --  $1,087,215
                          =========== ======== ========== ====== ============= =========== ======== ========== ====== ===========

    The Company did not hold non-income producing fixed maturity securities at both December 31, 2016 and 2015.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                    Due After Five
                                     Due After One      Years                                     Total Fixed
                        Due in One     Year Through   Through Ten    Due After Ten  Structured    Maturity
                        Year or Less   Five Years       Years           Years        Securities  Securities
                      -------------- -------------- -------------- --------------- ------------ -------------
                                                          (In thousands)
Amortized cost.......   $   16,980    $   297,783    $   610,139     $   502,662   $   443,090  $   1,870,654
Estimated fair value.   $   17,268    $   307,889    $   605,382     $   503,962   $   444,013  $   1,878,514

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                December 31, 2016                            December 31, 2015
                                   -------------------------------------------- --------------------------------------------
                                                           Equal to or Greater                          Equal to or Greater
                                    Less than 12 Months      than 12 Months      Less than 12 Months      than 12 Months
                                   ---------------------- --------------------- ---------------------- ---------------------
                                    Estimated    Gross    Estimated    Gross     Estimated    Gross    Estimated    Gross
                                      Fair     Unrealized   Fair     Unrealized    Fair     Unrealized   Fair     Unrealized
                                      Value      Losses     Value      Losses      Value      Losses     Value      Losses
                                   ----------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
                                                                    (Dollars in thousands)
Fixed maturity securities
U.S. corporate....................  $  250,559  $  6,667   $  17,745  $  1,616   $  257,983  $  15,821  $  14,836  $  1,733
U.S. government and agency........     342,150    13,519          --        --       34,465      1,291         --        --
RMBS..............................     137,470     2,089       6,822       233       30,330        641      3,396       243
Foreign corporate.................     129,093     3,541      22,965     4,529       48,866      4,584     22,448     3,879
CMBS..............................      42,661     1,068       3,729       419       67,578      1,003         --        --
State and political subdivision...      20,709       764          --        --        3,955         69      4,665       335
ABS...............................      17,504       177          --        --        8,690        208         --        --
Foreign government................       7,189       148         868       125          854        127         --        --
                                   ----------- ---------- ---------- ---------- ----------- ---------- ---------- ----------
  Total fixed maturity securities.  $  947,335  $ 27,973   $  52,129  $  6,922   $  452,721  $  23,744  $  45,345  $  6,190
                                   =========== ========== ========== ========== =========== ========== ========== ==========
Total number of securities in an
 unrealized loss position.........         203                    35                    160                    19
                                   ===========            ==========            ===========            ==========

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities increased
   $5.0 million during the year ended December 31, 2016 to $34.9 million. The increase in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities, partially offset by narrowing credit spreads.

      At December 31, 2016, there were no gross unrealized losses from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                      December 31,
                                   --------------------------------------------------
                                             2016                      2015
                                   ------------------------  ------------------------
                                      Carrying      % of        Carrying      % of
                                       Value        Total        Value        Total
                                   -------------  ---------  -------------  ---------
                                                 (Dollars in thousands)
Mortgage loans
  Commercial......................  $    286,002       70.4%  $    120,946       85.6%
  Agricultural....................       121,858       30.0         20,972       14.8
                                   -------------  ---------  -------------  ---------
    Subtotal......................       407,860      100.4        141,918      100.4
  Valuation allowances............        (1,775)      (0.4)          (640)      (0.4)
                                   -------------  ---------  -------------  ---------
     Total mortgage loans, net....  $    406,085      100.0%  $    141,278      100.0%
                                   =============  =========  =============  =========

    The Company purchases unaffiliated mortgage loans under a master participation agreement from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $100.2 million, $44.9 million and $10.0 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $63.7 million, $30.3 million and $14.7 million during the years ended December 31, 2016, 2015 and 2014, respectively.

 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    At both December 31, 2016 and 2015, the Company had no impaired mortgage loans, all mortgage loans were evaluated collectively for credit losses and the valuation allowances were maintained primarily for commercial mortgage loans.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                    Commercial    Agricultural     Total
                                  ------------- -------------- -------------
                                                (In thousands)
    Balance at January 1, 2014...  $        450   $       33    $        483
    Provision (release)..........            31           (2)             29
                                  ------------- -------------- -------------
    Balance at December 31, 2014.           481           31             512
    Provision (release)..........            97           31             128
                                  ------------- -------------- -------------
    Balance at December 31, 2015.           578           62             640
    Provision (release)..........           841          294           1,135
                                  ------------- -------------- -------------
    Balance at December 31, 2016.  $      1,419   $      356    $      1,775
                                  ============= ============== =============

   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                            Recorded Investment
                      ---------------------------------------------------------------
                           Debt Service Coverage Ratios
                      ---------------------------------------                 % of
                         > 1.20x    1.00x - 1.20x   < 1.00x       Total       Total
                      ------------- ------------- ----------- ------------- ---------
                                           (Dollars in thousands)
December 31, 2016
Loan-to-value ratios
Less than 65%........  $    259,711  $    15,614   $      999  $    276,324      96.6%
65% to 75%...........         9,678           --           --         9,678       3.4
                      ------------- ------------- ----------- ------------- ---------
  Total..............  $    269,389  $    15,614   $      999  $    286,002     100.0%
                      ============= ============= =========== ============= =========
December 31, 2015
Loan-to-value ratios
Less than 65%........  $    111,988  $     1,861   $    5,670  $    119,519      98.8%
65% to 75%...........            --           --        1,427         1,427       1.2
                      ------------- ------------- ----------- ------------- ---------
  Total..............  $    111,988  $     1,861   $    7,097  $    120,946     100.0%
                      ============= ============= =========== ============= =========

 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ---------------------------------------------
                                     2016                    2015
                            ----------------------  ---------------------
                              Recorded      % of      Recorded     % of
                             Investment     Total    Investment    Total
                            ------------- --------  ------------ --------
                                        (Dollars in thousands)
      Loan-to-value ratios
      Less than 65%........  $    119,974     98.4%  $    20,022     95.5%
      65% to 75%...........         1,884      1.6           950      4.5
                            ------------- --------  ------------ --------
        Total..............  $    121,858    100.0%  $    20,972    100.0%
                            ============= ========  ============ ========

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both December 31, 2016 and 2015.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. There were no mortgage loans modified in a troubled debt restructuring during both the years ended December 31, 2016 and 2015.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $9.2 million and $5.2 million at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                     Years Ended December 31,
                                          ---------------------------------------------
                                               2016           2015            2014
                                          -------------  --------------  --------------
                                                          (In thousands)
Fixed maturity securities................  $      7,862   $       6,028   $      64,081
Derivatives..............................         4,718           3,189             429
                                          -------------  --------------  --------------
  Subtotal...............................        12,580           9,217          64,510
                                          -------------  --------------  --------------
Amounts allocated from:
  DAC and DSI............................        (5,800)           (900)         (3,600)
Deferred income tax benefit (expense)....        (2,373)         (2,911)        (21,319)
                                          -------------  --------------  --------------
Net unrealized investment gains (losses).  $      4,407   $       5,406   $      39,591
                                          =============  ==============  ==============

   The changes in net unrealized investment gains (losses) were as follows:

                                                                  Years Ended December 31,
                                                        --------------------------------------------
                                                             2016           2015            2014
                                                        -------------  --------------  -------------
                                                                       (In thousands)
Balance at January 1,..................................  $      5,406   $      39,591   $      9,567
Unrealized investment gains (losses) during the year...         3,363         (55,293)        48,991
Unrealized investment gains (losses) relating to:
  DAC and DSI..........................................        (4,900)          2,700         (2,800)
  Deferred income tax benefit (expense)................           538          18,408        (16,167)
                                                        -------------  --------------  -------------
Balance at December 31,................................  $      4,407   $       5,406   $     39,591
                                                        =============  ==============  =============
   Change in net unrealized investment gains (losses)..  $       (999)  $     (34,185)  $     30,024
                                                        =============  ==============  =============

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


Invested Assets on Deposit

   Invested assets on deposit are presented below at estimated fair value for fixed maturity securities at:

                                                          December 31,
                                                   ---------------------------
                                                       2016          2015
                                                   ------------- -------------
                                                         (In thousands)
 Invested assets on deposit (regulatory deposits).  $      1,507  $      1,534

Variable Interest Entities

   The Company has invested in certain entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at either December 31, 2016 or 2015.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                     December 31,
                                -------------------------------------------------------
                                           2016                        2015
                                --------------------------- ---------------------------
                                                 Maximum                     Maximum
                                  Carrying      Exposure      Carrying      Exposure
                                   Amount      to Loss (1)     Amount      to Loss (1)
                                ------------- ------------- ------------- -------------
                                                    (In thousands)
Fixed maturity securities AFS:
Structured Securities (2)......  $    444,013  $    444,013  $    254,548  $    254,548
Foreign corporate..............         5,884         5,884            --            --
                                ------------- ------------- ------------- -------------
   Total.......................  $    449,897  $    449,897  $    254,548  $    254,548
                                ============= ============= ============= =============

---------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                            Years Ended December 31,
                                                     --------------------------------------
                                                         2016         2015         2014
                                                     ------------ ------------ ------------
                                                                 (In thousands)
Investment income:
  Fixed maturity securities.........................  $    50,386  $    47,069  $    35,301
  Mortgage loans....................................        8,734        6,904        6,658
  Cash, cash equivalents and short-term investments.          102           38           32
  Other.............................................          516          401          159
                                                     ------------ ------------ ------------
    Subtotal........................................       59,738       54,412       42,150
  Less: Investment expenses.........................        1,958        1,468        1,097
                                                     ------------ ------------ ------------
     Net investment income..........................  $    57,780  $    52,944  $    41,053
                                                     ============ ============ ============

   See "-- Related Party Investment Transactions" for discussion of affiliated investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                             -------------------------------------
                                                                                 2016          2015         2014
                                                                             -----------  -------------  ---------
                                                                                         (In thousands)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized:
    U.S. and foreign corporate securities -- by industry:
     Industrial.............................................................  $     (870)  $         --   $     --
                                                                             -----------  -------------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (870)            --         --
Fixed maturity securities -- net gains (losses) on sales and disposals......      (1,884)         4,547        599
                                                                             -----------  -------------  ---------
    Total gains (losses) on fixed maturity securities.......................      (2,754)         4,547        599
                                                                             -----------  -------------  ---------
Equity securities -- net gains (losses) on sales and disposals..............           6             --         --
Mortgage loans..............................................................      (1,129)          (146)       (27)
Other.......................................................................         140             (2)       (20)
                                                                             -----------  -------------  ---------
    Total net investment gains (losses).....................................  $   (3,737)  $      4,399   $    552
                                                                             ===========  =============  =========

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($54) thousand, $458 thousand and ($12) thousand for the years ended December 31, 2016, 2015 and 2014, respectively.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

6. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                        Years Ended December 31,
                                 -----------------------------------------------------------------------
                                     2016           2015           2014        2016      2015     2014
                                 ------------  -------------  -------------  --------- -------- --------
                                          Fixed Maturity Securities               Equity Securities
                                 ------------------------------------------  ---------------------------
                                                             (In thousands)
Proceeds........................  $    74,657   $    292,993   $    286,258   $    183  $    --  $    --
                                 ============  =============  =============  ========= ======== ========
Gross investment gains..........  $     1,006   $      8,204   $      1,633   $      6  $    --  $    --
Gross investment losses.........       (2,890)        (3,657)        (1,034)        --       --       --
OTTI losses.....................         (870)            --             --         --       --       --
                                 ------------  -------------  -------------  --------- -------- --------
  Net investment gains (losses).  $    (2,754)  $      4,547   $        599   $      6  $    --  $    --
                                 ============  =============  =============  ========= ======== ========

Related Party Investment Transactions

   During the year ended December 31, 2016, the Company transferred invested assets to affiliates with an estimated fair value of $1.5 million and amortized cost of $1.4 million. Net investment gains (losses) recognized on these transfers was $64 thousand.

   In November 2016, the Company received a transfer of investments and cash and cash equivalents totaling $933.4 million for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate. See Note 5 for additional information related to this transfer.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $1.9 million, $1.4 million and $1.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

7. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are bilateral contracts between two counterparties ("OTC-bilateral"). The Company primarily uses foreign currency swaps.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

    In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

7. Derivatives (continued)

Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                         -------------------------------------------------------------
                                                                      2016                           2015
                                                         ------------------------------- -----------------------------
                                                                   Estimated Fair Value           Estimated Fair Value
                                                                  ----------------------          --------------------
                                                          Gross                           Gross
                                                         Notional                        Notional
                       Primary Underlying Risk Exposure   Amount   Assets    Liabilities  Amount   Assets  Liabilities
                       --------------------------------- -------- --------- ------------ -------- -------- -----------
                                                                                (In thousands)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
  Foreign currency swaps. Foreign currency exchange rate  $33,930  $  4,947    $    --    $32,389  $ 3,386   $    --
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Foreign currency swaps... Foreign currency exchange rate   14,063     3,709         --     14,063    1,595        --
                                                         -------- ---------   --------   -------- --------  --------
    Total...........................................      $47,993  $  8,656    $    --    $46,452  $ 4,981   $    --
                                                         ======== =========   ========   ======== ========  ========

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                                Years Ended December 31,
                                                         ---------------------------------------
                                                             2016         2015         2014
                                                         ------------ ------------ -------------
                                                                     (In thousands)
Freestanding derivatives and hedging gains (losses) (1).  $     1,647  $     1,284  $      2,032
Embedded derivatives gains (losses).....................       66,079       63,716       125,130
                                                         ------------ ------------ -------------
  Total net derivative gains (losses)...................  $    67,726  $    65,000  $    127,162
                                                         ============ ============ =============

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

   The Company recognized net investment income from settlement payments related to qualifying hedges of $581 thousand, $394 thousand and $111 thousand for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $279 thousand, $215 thousand and $168 thousand for the years ended December 31, 2016, 2015 and 2014, respectively.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

7. Derivatives (continued)

Non-qualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net Derivative
                                                          Gains (Losses)
                                                     -------------------
                                                       (In thousands)
       Year Ended December 31, 2016
         Foreign currency exchange rate derivatives. $            2,114
                                                     -------------------
           Total.................................... $            2,114
                                                     ===================
       Year Ended December 31, 2015
         Foreign currency exchange rate derivatives. $            1,557
                                                     -------------------
           Total.................................... $            1,557
                                                     ===================
       Year Ended December 31, 2014
         Foreign currency exchange rate derivatives. $            2,172
                                                     -------------------
           Total.................................... $            2,172
                                                     ===================

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $49 thousand for the year ended December 31, 2016. For both the years ended 2015 and 2014, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for both the years ended December 31, 2016, and 2015.

   At December 31, 2016 and 2015, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $4.7 million and $3.2 million, respectively.

   For the years ended December 31, 2016, 2015 and 2014, $1.6 million, $2.8 million and $1.3 million of gains (losses), respectively, were deferred in AOCI related to foreign currency swaps. For the year ended December 31, 2016, $55 thousand was reclassified into net derivative gains (losses) related to foreign currency swaps. For the year ended December 31, 2015, there were no amounts reclassified into net derivative gains (losses). For the year ended
December 31, 2014, the amount reclassified into net derivative gains (losses) related to foreign currency swaps was not significant. For the year ended December 31, 2016, $3 thousand was recognized in net derivative gains (losses) representing the ineffective portion of all cash flow hedges. For both of the years ended December 31, 2015 and 2014, the amounts the Company recognized in net derivative gains (losses) representing the ineffective portion of all cash flow hedges were not significant.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   As of December 31, 2016, the Company expects to reclassify $521 thousand of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

7. Derivatives (continued)

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                 December 31,
                                                                               -------------------------------------------------
                                                                                         2016                     2015
                                                                               ------------------------ ------------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement     Assets    Liabilities    Assets    Liabilities
-----------------------------------------------------------------------------  -----------  ----------- -----------  -----------
                                                                                                (In thousands)
  Gross estimated fair value of derivatives:
    OTC-bilateral (1).........................................................  $    8,850   $      --   $    5,137   $      --
                                                                               -----------  ----------- -----------  -----------
      Total gross estimated fair value of derivatives (1).....................       8,850          --        5,137          --
  Amounts offset on the balance sheets........................................          --          --           --          --
  Estimated fair value of derivatives presented on the balance sheets (1).....       8,850          --        5,137          --
  Gross amounts not offset on the balance sheets:
  Gross estimated fair value of derivatives: (2)
    OTC-bilateral.............................................................          --          --           --          --
  Cash collateral: (3)
    OTC-bilateral.............................................................      (8,672)         --       (3,300)         --
  Securities collateral: (4)
    OTC-bilateral.............................................................          --          --         (560)         --
                                                                               -----------  ----------- -----------  -----------
  Net amount after application of master netting agreements and collateral....  $      178   $      --   $    1,277   $      --
                                                                               ===========  =========== ===========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $194 thousand and $156 thousand, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received is included in cash and cash equivalents or in short-term investments, and the obligation to return it is included in payables for collateral transactions on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $270 thousand and $0, respectively, and did not provide any excess cash collateral, which is not included in the table above due to foregoing limitations

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2016 and 2015, the Company did not receive or provide excess securities collateral.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

7. Derivatives (continued)

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   At both December 31, 2016 and 2015, the Company held no OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements. The Company's collateral arrangements require both parties to be fully collateralized, as such, the Company would not be required to post additional collateral as a result of a downgrade in its financial strength rating.

Embedded Derivatives

   The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                          December 31,
                                                                                --------------------------------
                                              Balance Sheet Location                  2016             2015
                                    ------------------------------------------- ---------------  ---------------
                                                                                         (In thousands)
Embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits.. Premiums, reinsurance and other receivables  $      379,297   $      306,863
Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits. Policyholder account balances                $      (23,740)  $      (53,518)

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                  Years Ended December 31,
                                        ---------------------------------------------
                                             2016           2015           2014
                                        -------------- -------------- ---------------
                                                       (In thousands)
Net derivative gains (losses) (1), (2).  $      66,079  $      63,716  $      125,130

---------

(1) The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($57) thousand, $1.4 million and $578 thousand for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($19.0) million, ($2.6) million and ($5.8) million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 5 for discussion of affiliated net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)


8. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below at:

                                                                               December 31, 2016
                                                          ----------------------------------------------------------
                                                                     Fair Value Hierarchy
                                                          ------------------------------------------
                                                                                                          Total
                                                                                                        Estimated
                                                             Level 1       Level 2        Level 3       Fair Value
                                                          ------------- -------------- -------------  --------------
                                                                                (In thousands)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $         --  $     681,406  $     40,405   $     721,811
  U.S. government and agency.............................       289,186        117,359            --         406,545
  RMBS...................................................            --        217,091        21,296         238,387
  Foreign corporate......................................            --        200,454        31,886         232,340
  CMBS...................................................            --        173,763         5,193         178,956
  State and political subdivision........................            --         56,320            --          56,320
  ABS....................................................            --         21,736         4,934          26,670
  Foreign government.....................................            --         17,485            --          17,485
                                                          ------------- -------------- -------------  --------------
    Total fixed maturity securities......................       289,186      1,485,614       103,714       1,878,514
                                                          ------------- -------------- -------------  --------------
Short-term investments...................................            --             --            --              --
Derivative assets: (1)
  Foreign currency exchange rate.........................            --          8,656            --           8,656
Embedded derivatives within asset host contracts (2).....            --             --       379,297         379,297
Separate account assets (3)..............................            --      4,758,449            --       4,758,449
                                                          ------------- -------------- -------------  --------------
    Total assets.........................................  $    289,186  $   6,252,719  $    483,011   $   7,024,916
                                                          ============= ============== =============  ==============
Liabilities
Embedded derivatives within liability host contracts (2).  $         --  $          --  $    (23,740)  $     (23,740)
                                                          ------------- -------------- -------------  --------------
    Total liabilities....................................  $         --  $          --  $    (23,740)  $     (23,740)
                                                          ============= ============== =============  ==============

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


                                                                             December 31, 2015
                                                          -------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------  ---------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------  ---------------
                                                                               (In thousands)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $    522,888  $    29,046    $    551,934
  U.S. government and agency.............................       65,364        49,594           --         114,958
  RMBS...................................................           --        95,828        8,647         104,475
  Foreign corporate......................................           --        90,307       26,143         116,450
  CMBS...................................................           --       126,894        5,215         132,109
  State and political subdivision........................           --        45,148           --          45,148
  ABS....................................................           --        17,964           --          17,964
  Foreign government.....................................           --         4,177           --           4,177
                                                          ------------ ------------- ------------  ---------------
   Total fixed maturity securities.......................       65,364       952,800       69,051       1,087,215
                                                          ------------ ------------- ------------  ---------------
Short-term investments...................................          500        17,984           --          18,484
Derivative assets: (1)
  Foreign currency exchange rate.........................           --         4,981           --           4,981
Embedded derivatives within asset host contracts (2).....           --            --      306,863         306,863
Separate account assets (3)..............................           --     4,792,140           --       4,792,140
                                                          ------------ ------------- ------------  ---------------
   Total assets..........................................  $    65,864  $  5,767,905  $   375,914    $  6,209,683
                                                          ============ ============= ============  ===============
Liabilities
Embedded derivatives within liability host contracts (2).  $        --  $         --  $   (53,518)   $    (53,518)
                                                          ------------ ------------- ------------  ---------------
   Total liabilities.....................................  $        --  $         --  $   (53,518)   $    (53,518)
                                                          ============ ============= ============  ===============

---------

(1) Derivative assets are presented within other invested assets on the balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the balance sheets.

(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Inc.'s Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities and Short-term Investments

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


      The valuation of all instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                                 Level 2                                            Level 3
Instrument                  Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
-----------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and   Valuation Techniques: Principally the market
            income approaches.                                 approach.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . illiquidity premium
            . benchmark yields; spreads off benchmark yields;  . delta spread adjustments to reflect specific
              new issuances; issuer rating                       credit-related issues
            . trades of identical or comparable securities;    . credit spreads
              duration
            . Privately-placed securities are valued using     . quoted prices in markets that are not active
              the additional key inputs:                         for identical or
            . market yield curve; call provisions                   similar securities that are less liquid and
            . observable prices and spreads for similar          based on lower levels
              public or private securities that                     of trading activity than securities
                 incorporate the credit quality and industry     classified in Level 2
              sector of the issuer                             . independent non-binding broker quotations
            . delta spread adjustments to reflect specific
              credit-related issues
-----------------------------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market       . N/A
            approach.
            Key Inputs:
            . quoted prices in markets that are not active
            . benchmark U.S. Treasury yield or other yields
            . the spread off the U.S. Treasury yield curve
              for the identical security
            . issuer ratings and issuer spreads;
              broker-dealer quotes
            . comparable securities that are actively traded
-----------------------------------------------------------------------------------------------------------------
 Structured Securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and   Valuation Techniques: Principally the market and
            income approaches.                                 income approaches.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . credit spreads
            . spreads for actively traded securities; spreads  . quoted prices in markets that are not active
              off benchmark yields                               for identical or
                                                                    similar securities that are less liquid and
                                                                 based on lower levels
                                                                    of trading activity than securities
            . expected prepayment speeds and volumes             classified in Level 2
            . current and forecasted loss severity; ratings;   . independent non-binding broker quotations
              geographic region
            . weighted average coupon and weighted average
              maturity
            . average delinquency rates; debt-service
              coverage ratios
            . issuance-specific information, including, but
              not limited to:
            . collateral type; structure of the security;
              vintage of the loans
            . payment terms of the underlying assets
            . payment priority within the tranche; deal
              performance
-----------------------------------------------------------------------------------------------------------------
 Short-term investments
-----------------------------------------------------------------------------------------------------------------
            . Short-term investments are of a similar nature   . N/A
              and class to the fixed maturity securities
              described above; accordingly, the valuation
              techniques and observable inputs used in their
              valuation are also similar to those described
              above.
-----------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
-----------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
-----------------------------------------------------------------------------------------------------------------
            Key Input:                                         . N/A
            . quoted prices or reported net asset value
              provided by the fund managers

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets including mutual funds.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and certain of the Company's OTC derivatives that are cleared and settled through central clearing counterparties ("OTC-cleared"). The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

 Freestanding Derivatives

   Level 2 Valuation Techniques and Key Inputs:

      This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

      Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques. Key inputs are as follows:

                  Instrument                         Foreign Currency
                                                       Exchange Rate
  ---------------------------------------------------------------------------
  Inputs common to Level 2 by instrument type  swap yield curves basis curves
                                               currency spot rates
                                               cross currency basis curves

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company ceded to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above. These reinsurance agreements contain embedded derivatives and are included within premiums, reinsurance and other receivables on the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


   Embedded Derivatives Within Asset and Liability Host Contracts

     Level 3 Valuation Techniques and Key Inputs:

      Direct guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

       Reinsurance ceded on certain guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both December 31, 2016 and 2015.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                      December 31, 2016              December 31, 2015
                                                                 ----------------------------   ----------------------------
                                             Significant
                                              Unobservable                          Weighted                       Weighted
                  Valuation Techniques          Inputs               Range          Average (1)     Range          Average (1)
                ----------------------  ----------------------   -------------    ------------- -------------    -------------
Fixed maturity
 securities (3)
U.S. corporate  Matrix pricing          .                                                        (65)  -    90         3
 and foreign                               Delta spread
 corporate.....                             adjustments (4)
                                        .                          94   -    136       107        96        96        96
                                           Offered quotes (5)
                Market pricing          .                          75   -    110       97
                                           Quoted prices (5)
                --------------------------------------------------------------------------------------------------------------
  RMBS......... Market pricing          .                          56   -    111       86         68   -    98        90
                                           Quoted prices (5)
                --------------------------------------------------------------------------------------------------------------
  CMBS......... Market pricing          .                         104   -    104       104       104   -    104       104
                                           Quoted prices (5)
Embedded
 derivatives
Direct and      Option pricing          .
 ceded            techniques               Mortality rates:
 guaranteed
 minimum
 benefits......
                                           Ages 0 - 40             0%   -   0.09%                 0%   -   0.09%
                                           Ages 41 - 60          0.04%  -   0.65%               0.04%  -   0.65%
                                                                 0.26%  -   100%                0.26%  -   100%
                                           Ages 61 - 115
                                        .  Lapse rates:
                                                                 0.25%  -   100%                0.25%  -   100%
                                           Durations 1 - 10
                                                                   2%   -   100%                  3%   -   100%
                                           Durations 11 - 20
                                                                   2%   -   100%                  3%   -   100%
                                           Durations 21 - 116
                                        .                          0%   -    25%                  0%   -    25%
                                           Utilization rates
                                        .                        0.25%  -    10%                0.25%  -    10%
                                           Withdrawal rates
                                        .                        17.40% -    25%                17.40% -    25%
                                           Long-term equity
                                            volatilities
                                        .                        0.04%  -   0.57%               0.04%  -   0.52%
                                           Nonperformance risk
                                           spread

                                              Impact of
                     Significant           Increase in Input
                      Unobservable          on Estimated
                        Inputs             Fair Value (2)
                ----------------------   -------------------
Fixed maturity
 securities (3)
U.S. corporate  .                              Decrease
 and foreign       Delta spread
 corporate.....     adjustments (4)
                .                              Increase
                   Offered quotes (5)
                .                              Increase
                   Quoted prices (5)
                ---------
  RMBS......... .                             Increase (6)
                   Quoted prices (5)
                ---------
  CMBS......... .                             Increase (6)
                   Quoted prices (5)
Embedded
 derivatives
Direct and      .
 ceded             Mortality rates:
 guaranteed
 minimum
 benefits......
                   Ages 0 - 40                Decrease (7)
                   Ages 41 - 60               Decrease (7)
                                              Decrease (7)
                   Ages 61 - 115
                .  Lapse rates:
                                              Decrease (8)
                   Durations 1 - 10
                                              Decrease (8)
                   Durations 11 - 20
                                              Decrease (8)
                   Durations 21 - 116
                .                             Increase (9)
                   Utilization rates
                .                                 (10)
                   Withdrawal rates
                .                             Increase (11)
                   Long-term equity
                    volatilities
                .                             Decrease (12)
                   Nonperformance risk
                   spread

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in basis points.

(5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7) Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 (8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (9)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   ----------------------------------------------------------------------
                                                            Fixed Maturity Securities
                                                   -----------------------------------------------
                                                                                                        Net Embedded
                                                       Corporate (1)        Structured Securities      Derivatives (2)
                                                    ---------------------   ---------------------   --------------------
                                                                             (In thousands)
Balance, beginning of period......................  $             29,978     $             5,215     $           319,660
Total realized/unrealized gains (losses) included
 in net income (loss) (3)(4)......................                    79                      83                  63,716
Total realized/unrealized gains (losses) included
 in AOCI..........................................                (1,849)                     55                      --
Purchases (5).....................................                29,114                   9,011                      --
Sales (5).........................................                (2,133)                   (502)                     --
Issuances (5).....................................                    --                      --                      --
Settlements (5)...................................                    --                      --                 (22,995)
Transfers into Level 3 (6)........................                    --                      --                      --
Transfers out of Level 3 (6)......................                    --                      --                      --
                                                   ---------------------    ---------------------   --------------------
Balance, December 31, 2015........................                55,189                  13,862                 360,381
Total realized/unrealized gains (losses) included
 in net income (loss) (3)(4)......................                   (64)                    249                  66,079
Total realized/unrealized gains (losses) included
 in AOCI..........................................                (1,769)                    152                      --
Purchases (5).....................................                21,260                  23,916                      --
Sales (5).........................................                  (462)                 (1,901)                     --
Issuances (5).....................................                    --                      --                      --
Settlements (5)...................................                    --                      --                 (23,423)
Transfers into Level 3 (6)........................                    --                      --                      --
Transfers out of Level 3 (6)......................                (1,863)                 (4,855)                     --
                                                   ---------------------    ---------------------   --------------------
Balance, December 31, 2016........................  $             72,291     $            31,423     $           403,037
                                                   =====================    =====================   ====================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2014 (7).........................  $                 --     $               (22)    $           127,942
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2015 (7).........................  $                 23     $                83     $            67,551
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2016 (7).........................  $                (64)    $               249     $            71,709
Gains (Losses) Data for the year ended
 December 31, 2014
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................  $                 81     $               (22)    $           125,130
Total realized/unrealized gains (losses) included
 in AOCI..........................................  $                (93)    $                22     $                --

---------

(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net embedded derivatives are reported in net derivatives gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 (6)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

 (7)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                  December 31, 2016
                                             ------------------------------------------------------------
                                                                 Fair Value Hierarchy
                                                           --------------------------------
                                                                                               Total
                                               Carrying                                      Estimated
                                                Value      Level 1   Level 2     Level 3     Fair Value
                                             ------------- -------- --------- ------------- -------------
                                                                    (In thousands)
Assets
Mortgage loans..............................  $    406,085  $    --  $     --  $    404,079  $    404,079
Premiums, reinsurance and other receivables.  $     30,122  $    --  $  2,095  $     30,272  $     32,367
Liabilities
Policyholder account balances...............  $  1,214,186  $    --  $     --  $  1,283,338  $  1,283,338

                                                                  December 31, 2015
                                             -----------------------------------------------------------
                                                                Fair Value Hierarchy
                                                           -------------------------------
                                                                                              Total
                                               Carrying                                     Estimated
                                                Value      Level 1  Level 2     Level 3     Fair Value
                                             ------------- -------- -------- ------------- -------------
                                                                   (In thousands)
Assets
Mortgage loans..............................  $    141,278  $    --  $    --  $    149,037  $    149,037
Premiums, reinsurance and other receivables.  $  1,001,430  $    --  $    97  $  1,100,556  $  1,100,653
Liabilities
Policyholder account balances...............  $  1,292,144  $    --  $    --  $  1,386,997  $  1,386,997

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

8. Fair Value (continued)


 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, and have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

9. Equity

Statutory Equity and Income

   The state of domicile of the Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC for the Company was in excess of 400% for all periods presented.

   The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NYDFS"). The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, NYDFS Circular letter No 11, which impacts deferred premiums, and NYDFS Seventh Amendment to Regulation 172, which impacts admitted unearned reinsurance premiums. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of the Company for the years ended December 31, 2016 and 2015 by an amount of $53.0 million and $46.9 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

   The tables below present amounts from the Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

   Statutory net income (loss) was as follows:

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                 Company                     State of Domicile      2016          2015         2014
------------------------------------------ ------------------- ------         ------------ ------------
                                                                            (In thousands)
 Brighthouse Life Insurance Company of NY.      New York        $    (87,290)  $    17,194  $    10,635

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

9. Equity (continued)


   Statutory capital and surplus was as follows at:

                                                      December 31,
                                             -------------------------------
                   Company                        2016            2015
   ----------------------------------------- --------------- ---------------
                                                     (In thousands)
   Brighthouse Life Insurance Company of NY.  $      195,824  $      320,675

Dividend Restrictions

   The Company is not able to pay dividends in 2017 to MetLife, Inc. without insurance regulatory approval from the NYDFS. The Company did not pay any dividends in 2016 or 2015 to MetLife, Inc.

   Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting the Company, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, the Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)" excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, the Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, the Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, the Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

9. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized
                                                       Investment Gains     Unrealized
                                                       (Losses), Net of   Gains (Losses)
                                                      Related Offsets (1)  on Derivatives     Total
                                                     -------------------- --------------- ------------
                                                                       (In thousands)
Balance at December 31, 2013........................    $      10,119      $       (552)  $      9,567
OCI before reclassifications........................           46,163             1,278         47,441
Deferred income tax benefit (expense)...............          (16,157)             (447)       (16,604)
                                                     -------------------- --------------- ------------
  AOCI before reclassifications, net of income tax..           40,125               279         40,404
Amounts reclassified from AOCI......................           (1,250)               --         (1,250)
Deferred income tax benefit (expense)...............              437                --            437
                                                     -------------------- --------------- ------------
  Amounts reclassified from AOCI, net of income tax.             (813)               --           (813)
                                                     -------------------- --------------- ------------
Balance at December 31, 2014........................           39,312               279         39,591
OCI before reclassifications........................          (50,792)            2,760        (48,032)
Deferred income tax benefit (expense)...............           17,778              (966)        16,812
                                                     -------------------- --------------- ------------
  AOCI before reclassifications, net of income tax..            6,298             2,073          8,371
Amounts reclassified from AOCI......................           (4,561)               --         (4,561)
Deferred income tax benefit (expense)...............            1,596                --          1,596
                                                     -------------------- --------------- ------------
  Amounts reclassified from AOCI, net of income tax.           (2,965)               --         (2,965)
                                                     -------------------- --------------- ------------
Balance at December 31, 2015........................            3,333             2,073          5,406
OCI before reclassifications........................           (5,777)            1,584         (4,193)
Deferred income tax benefit (expense)...............            2,022              (554)         1,468
                                                     -------------------- --------------- ------------
  AOCI before reclassifications, net of income tax..             (422)            3,103          2,681
Amounts reclassified from AOCI......................            2,711               (55)         2,656
Deferred income tax benefit (expense)...............             (949)               19           (930)
                                                     -------------------- --------------- ------------
  Amounts reclassified from AOCI, net of income tax.            1,762               (36)         1,726
                                                     -------------------- --------------- ------------
Balance at December 31, 2016........................    $       1,340      $      3,067   $      4,407
                                                     ==================== =============== ============

---------
(1) See Note 6 for information on offsets to investments related to future policy benefits, DAC and DSI.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

9. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                             Statement of Operations and
                                                                                             Comprehensive Income (Loss)
AOCI Components                                          Amounts Reclassified from AOCI               Location
--------------------------------------------------    ------------------------------------  ---------------------------
                                                            Years Ended December 31,
                                                      ------------------------------------
                                                         2016         2015         2014
                                                      ----------  -----------  -----------
                                                                 (In thousands)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)...........  $  (2,745)  $    4,550   $      600     Net investment gains (losses)
  Net unrealized investment gains (losses)...........         79          228          650     Net investment income
  Net unrealized investment gains (losses)...........        (45)        (217)          --     Net derivative gains (losses)
                                                      ----------  -----------  -----------
    Net unrealized investment gains (losses),
     before income tax...............................     (2,711)       4,561        1,250
    Income tax (expense) benefit.....................        949       (1,596)        (437)
                                                      ----------  -----------  -----------
    Net unrealized investment gains (losses), net
     of income tax...................................  $  (1,762)  $    2,965   $      813
                                                      ==========  ===========  ===========
Unrealized gains (losses) on derivatives - cash
 flow hedges:
  Foreign currency swaps.............................         55           --           --     Net derivative gains (losses)
                                                      ----------  -----------  -----------
    Gains (losses) on cash flow hedges, before
     income tax......................................         55           --           --
    Income tax (expense) benefit.....................        (19)          --           --
                                                      ----------  -----------  -----------
    Gains (losses) on cash flow hedges, net of
     income tax......................................  $      36   $       --   $       --
                                                      ==========  ===========  ===========
Total reclassifications, net of income tax...........  $  (1,726)  $    2,965   $      813
                                                      ==========  ===========  ===========

10. Other Expenses

   Information on other expenses was as follows:

                                                                  Years Ended December 31,
                                                          ---------------------------------------
                                                              2016         2015          2014
                                                          -----------  ------------  ------------
                                                                       (In thousands)
Compensation.............................................  $    8,535   $    13,421   $    18,843
Pension, postretirement and postemployment benefit costs.         796         1,334         1,109
Commissions..............................................      17,586        21,291        26,482
Volume-related costs.....................................       4,943         6,123         5,002
Affiliated interest costs on ceded reinsurance...........      10,535        11,276        10,479
Capitalization of DAC....................................      (4,976)       (4,768)      (14,009)
Premium taxes, licenses and fees.........................       2,590         3,607         2,652
Professional services....................................       1,529           373         2,268
Rent and related expenses................................       1,096         1,065         2,162
Other....................................................      14,393        11,491        24,579
                                                          -----------  ------------  ------------
  Total other expenses...................................  $   57,027   $    65,213   $    79,567
                                                          ===========  ============  ============

Capitalization of DAC

   See Note 4 for additional information on the capitalization of DAC.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

10. Other Expenses (continued)


Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 5 and 13 for a discussion of affiliated expenses included in the table above.

11. Income Tax

   The provision for income tax was as follows:

                                                          Years Ended December 31,
                                                  ---------------------------------------
                                                       2016         2015         2014
                                                  -------------  ----------- ------------
                                                               (In thousands)
Current:
  Federal........................................  $    (57,108)  $    1,148  $    56,154
Deferred:
  Federal........................................        99,260          840      (19,884)
                                                  -------------  ----------- ------------
    Provision for income tax expense (benefit)...  $     42,152   $    1,988  $    36,270
                                                  =============  =========== ============

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                       Years Ended December 31,
                                               ---------------------------------------
                                                   2016          2015         2014
                                               ------------  -----------  ------------
                                                            (In thousands)
Tax provision at U.S. statutory rate..........  $    46,397   $    8,779   $    42,952
Tax effect of:
  Dividend received deduction.................       (4,732)      (5,589)       (5,039)
  Prior year tax..............................        1,282         (624)       (1,220)
  Tax credits.................................         (797)        (580)         (504)
  Other, net..................................            2            2            81
                                               ------------  -----------  ------------
   Provision for income tax expense (benefit).  $    42,152   $    1,988   $    36,270
                                               ============  ===========  ============

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

11. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                   --------------------------------
                                                         2016             2015
                                                   ---------------  ---------------
                                                            (In thousands)
Deferred income tax assets:
  Tax credit carryforwards........................  $        4,491   $        3,692
  Other...........................................           2,206              858
                                                   ---------------  ---------------
    Total deferred income tax assets..............           6,697            4,550
                                                   ---------------  ---------------
Deferred income tax liabilities:
  Investments, including derivatives..............           1,102            1,238
  Policyholder liabilities and receivables........         210,814           99,246
  Intangibles.....................................           1,850            1,869
  Net unrealized investment gains.................           2,373            2,911
  DAC.............................................          10,397           20,403
                                                   ---------------  ---------------
    Total deferred income tax liabilities.........         226,536          125,667
                                                   ---------------  ---------------
     Net deferred income tax asset (liability)....  $     (219,839)  $     (121,117)
                                                   ===============  ===============

   Tax credit carryforwards of $4.5 million at December 31, 2016 will expire beginning in 2022.

   The Company currently participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from affiliates) included ($57.9) million and ($1.5) million for the years ended December 31, 2016 and 2015, respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               --------------------------------------
                                                                                    2016         2015         2014
                                                                               -------------  ----------- -----------
                                                                                           (In thousands)
Balance at January 1,.........................................................  $        983   $      983  $      838
Additions for tax positions of prior years....................................           300           --         169
Reductions for tax positions of prior years...................................           (23)          --        (124)
Additions for tax positions of current year...................................           300           --         100
Settlements with tax authorities..............................................          (356)          --          --
                                                                               -------------  ----------- -----------
Balance at December 31,.......................................................  $      1,204   $      983  $      983
                                                                               =============  =========== ===========
Unrecognized tax benefits that, if recognized would impact the effective rate.  $      1,130   $      909  $      909
                                                                               =============  =========== ===========

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

11. Income Tax (continued)


   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                           Years Ended December 31,
                                                     --------------------------------
                                                         2016        2015        2014
                                                     --------     ---------- --------
                                                                (In thousands)
Interest recognized on the statements of operations.  $      (79)  $      --  $      (24)

                                                                   December 31,
                                                              ----------------------
                                                                 2016       2015
                                                              ---------- -----------
                                                                  (In thousands)
Interest included in other liabilities on the balance sheets.  $      62  $      141

   The Company had no penalties for each of the years ended December 31, 2016, 2015, and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $3.9 million, $5.6 million and $6.3 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $900 thousand related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $600 thousand and $1.2 million related to a true-up of the 2014 and 2013 tax returns, respectively.

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   Sales Practices Claims

      Over the past several years, the Company has faced claim and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products.

   Summary

      Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

12. Contingencies, Commitments and Guarantees (continued)


 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                                December 31,
                                                                         ---------------------------
                                                                             2016          2015
                                                                         ------------- -------------
                                                                               (In thousands)
Other Assets:
  Premium tax offset for future discounted and undiscounted assessments.  $        300  $        300
  Premium tax offsets currently available for paid assessments..........         1,829         3,820
                                                                         ------------- -------------
                                                                          $      2,129  $      4,120
                                                                         ============= =============
Other Liabilities:
  Insolvency assessments................................................  $        400  $        400
                                                                         ============= =============

Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $42 thousand and $4.0 million at December 31, 2016 and 2015, respectively.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2016 and 2015.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)


13. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                Years Ended December 31,                 Years Ended December 31,
         --------------------------------------- -----------------------------------------
             2016         2015         2014           2016           2015         2014
         ------------ ------------ ------------- -------------- -------------- -----------
                         Income                                   Expense
         --------------------------------------- -----------------------------------------
                                          (In thousands)
MetLife.  $    50,358  $    16,759  $    121,858  $    (76,613)  $    (44,358)  $    1,671

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                       December 31,                             December 31,
         ----------------------------------------- --------------------------------------
                2016                 2015                 2016               2015
         ------------------- --------------------- ------------------ -------------------
                          Assets                                Liabilities
         ----------------------------------------- --------------------------------------
                                          (In thousands)
MetLife.  $          322,394  $          1,489,214  $          99,641  $          429,822

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC and MRV, all of which are related parties. See
Note 5 for further discussion of the affiliated reinsurance agreements.

 Capital Support Arrangement

   MetLife provides various capital support commitments and guarantees to the Brighthouse Financial, Inc. combined entities. Under these arrangements, MetLife has agreed to cause each affected entity to meet specified capital and surplus levels or has guaranteed certain contractual obligations. The terms of the material capital support commitment follows.

   MetLife has a net worth maintenance agreement with Brighthouse NY. Under this agreement, as amended, MetLife agreed, without limitation as to the amount, to cause Brighthouse NY to have capital and surplus of $10.0 million, total adjusted capital in an amount that is equal to or greater than 150% of the company action level RBC, as defined by applicable state insurance statutes, and liquidity necessary to enable it to meet its current obligations on a timely basis.

 Investment Transactions

   In the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 6 for further discussion of the related party investment transactions.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (continued)

13. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

   MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $19.9 million, $30.4 million and $49.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                              Years Ended December 31,               Years Ended December 31,
                        ------------------------------------- --------------------------------------
                           2016         2015         2014         2016         2015         2014
                        ----------- ------------ ------------ ------------ ------------ ------------
                                     Fee Income                         Commission Expense
                        ------------------------------------- --------------------------------------
                                                       (In thousands)
MetLife broker-dealers.  $    9,968  $    10,515  $    10,136  $    32,191  $    30,672  $    30,007

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers at:

                                   December 31,            December 31,
                               ------------------------ -------------------
                                  2016         2015       2016      2015
                                ----------  ----------  --------- ---------
                                                          Secured Demand
                                 Fee Income Receivables        Notes
                               ------------------------ -------------------
                                            (In thousands)
       MetLife broker-dealers.  $     934    $     883   $     --  $     --

14. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment of a reinsurance agreement under which MLIC reinsured certain variable annuities, including GMxBs. As a result of the novation and assignment, the reinsurance agreement is now between Brighthouse Insurance, as reinsurer, and the Company. These transactions are treated as a termination of the existing reinsurance agreement with recognition of a loss and a new reinsurance agreement with no recognition of a gain or loss. These transactions resulted in an increase in other liabilities of $129.8 million. The Company will recognize a loss of $84.4 million, net of income tax, as a result of these transactions.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                           Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                (In thousands)

                                                                                            Amount at
                                                                          Estimated Fair   Which Shown on
                                                     Amortized Cost (1)      Value        Balance Sheet
Types of Investments                               -------------------- ---------------- -----------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities.........   $        410,504    $      406,545   $        406,545
    Public utilities..............................             56,657            58,275             58,275
    State and political subdivision securities....             52,739            56,320             56,320
    Foreign government securities.................             17,215            17,485             17,485
    All other corporate bonds.....................            889,362           894,799            894,799
                                                   -------------------- ---------------- -----------------
     Total bonds..................................          1,426,477         1,433,424          1,433,424
    Mortgage-backed and asset-backed securities...            443,090           444,013            444,013
    Redeemable preferred stock....................              1,087             1,077              1,077
                                                   -------------------- ---------------- -----------------
      Total fixed maturity securities.............          1,870,654         1,878,514          1,878,514
                                                   -------------------- ---------------- -----------------
Mortgage loans....................................            406,085                              406,085
Other invested assets.............................              8,656                                8,656
                                                   --------------------                  -----------------
       Total investments..........................   $      2,285,395                     $      2,293,255
                                                    =================                    =================

---------

(1) Amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

                      Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                (In thousands)

                                    Future Policy
                        DAC       Benefits and Other  Policyholder
                        and         Policy-Related      Account          Unearned       Unearned
 Segment                VOBA           Balances         Balances     Premiums (1), (2) Revenue (1)
------------------- ------------- ------------------ --------------- ----------------- -----------
 2016
 Annuities.........  $     60,689   $      325,468    $    1,179,305    $         --    $    2,164
 Life..............        24,265          299,274            23,045           1,064            --
 Corporate & Other.           219            9,550                --              22            --
                    ------------- ------------------ --------------- ----------------- -----------
   Total...........  $     85,173   $      634,292    $    1,202,350    $      1,086    $    2,164
                    ============= ================== =============== ================= ===========
 2015
 Annuities.........  $     80,686   $      279,372    $    1,224,268    $         --    $    2,410
 Life..............        26,591          270,663            24,225           1,158            --
 Corporate & Other.           237            6,733                --              20            --
                    ------------- ------------------ --------------- ----------------- -----------
   Total...........  $    107,514   $      556,768    $    1,248,493    $      1,178    $    2,410
                    ============= ================== =============== ================= ===========
 2014
 Annuities.........  $    111,090   $      238,947    $    1,255,229    $         --    $    2,492
 Life..............        92,592          243,922            14,253           1,151            --
 Corporate & Other.           690            5,212                --              19            --
                    ------------- ------------------ --------------- ----------------- -----------
   Total...........  $    204,372   $      488,081    $    1,269,482    $      1,170    $    2,492
                    ============= ================== =============== ================= ===========

---------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

              Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                (In thousands)

                                                     Policyholder Benefits
                       Premiums and                     and Claims and
                      Universal Life        Net        Interest Credited
                    and Investment-Type  Investment     to Policyholder    Amortization of    Other
 Segment            Product Policy Fees  Income (1)    Account Balances     DAC and VOBA     Expenses
------------------- ------------------- ------------ --------------------- --------------- ------------
 2016
 Annuities.........    $      122,830    $    27,632     $       62,676     $      20,927   $    37,537
 Life..............            28,978         17,033             27,122             2,272        16,134
 Corporate & Other.             1,931         13,115              2,096                18         3,356
                    ------------------- ------------ --------------------- --------------- ------------
   Total...........    $      153,739    $    57,780     $       91,894     $      23,217   $    57,027
                    =================== ============ ===================== =============== ============
 2015
 Annuities.........    $      139,905    $    23,127     $       65,764     $      36,788   $    45,835
 Life..............            40,617         15,379             34,118            66,568        16,570
 Corporate & Other.             2,255         14,438              1,651               470         2,808
                    ------------------- ------------ --------------------- --------------- ------------
   Total...........    $      182,777    $    52,944     $      101,533     $     103,826   $    65,213
                    =================== ============ ===================== =============== ============
 2014
 Annuities.........    $      138,440    $    12,756     $      106,965     $      56,532   $    41,034
 Life..............            44,846         13,985             22,366            12,025        32,681
 Corporate & Other.             2,740         14,312              1,710               214         5,852
                    ------------------- ------------ --------------------- --------------- ------------
   Total...........    $      186,026    $    41,053     $      131,041     $      68,771   $    79,567
                    =================== ============ ===================== =============== ============

---------

(1) See Note 2 for the basis of allocation of net investment income.

                   Brighthouse Life Insurance Company of NY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                                  Reinsurance
                       December 31, 2016, 2015 and 2014

                            (Dollars in thousands)

                                                                                       % Amount
                              Gross Amount      Ceded       Assumed    Net Amount   Assumed to Net
                             -------------- -------------- ---------- ------------- --------------
2016
Life insurance in-force.....  $  50,748,993  $  43,894,276  $      --  $  6,854,717             --%
                             ============== ============== ========== =============
Insurance premium
Life insurance (1)..........  $     109,733  $      58,994  $      --  $     50,739             --%
Accident & health insurance.             --             --         --            --             --%
                             -------------- -------------- ---------- -------------
  Total insurance premium...  $     109,733  $      58,994  $      --  $     50,739             --%
                             ============== ============== ========== =============
2015
Life insurance in-force.....  $  53,017,387  $  48,212,042  $      --  $  4,805,345             --%
                             ============== ============== ========== =============
Insurance premium
Life insurance (1)..........  $     122,110  $      50,238  $      --  $     71,872             --%
Accident & health insurance.             --             --         --            --             --%
                             -------------- -------------- ---------- -------------
  Total insurance premium...  $     122,110  $      50,238  $      --  $     71,872             --%
                             ============== ============== ========== =============
2014
Life insurance in-force.....  $  55,440,132  $  50,403,555  $      --  $  5,036,577             --%
                             ============== ============== ========== =============
Insurance premium
Life insurance (1)..........  $     133,129  $      51,647  $      --  $     81,482             --%
Accident & health insurance.             --             --         --            --             --%
                             -------------- -------------- ---------- -------------
  Total insurance premium...  $     133,129  $      51,647  $      --  $     81,482             --%
                             ============== ============== ========== =============

---------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded included affiliated transactions for life insurance in-force of $32.5 billion, and life insurance premiums of $44.2 million. For the year ended December 31, 2015, reinsurance ceded included affiliated transactions for life insurance in-force of $36.3 billion, and life insurance premiums of $37.1 million. For the year ended December 31, 2014, reinsurance ceded included affiliated transactions for life insurance in-force of $37.8 billion, and life insurance premiums of $39.5 million.

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                                     PART C


                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2016.

3. Statements of Operations for the year ended December 31, 2016.

4. Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015.


5. Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:


1. Report of Independent Registered Public Accounting Firm.

2. Balance Sheets as of December 31, 2016 and 2015.

3. Statements of Operations for the years ended December 31, 2016, 2015 and
2014.

4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014.

5. Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014.

6. Statements of Cash Flows for the years ended December 31, 2016, 2015 and
2014.


7. Notes to the Financial Statements.


b. Exhibits


1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.(1)


2.             Not Applicable.


3. (i) Principal Underwriter's and Selling Agreement. (effective January 1, 2001). (7)


   (ii)        Amendment to Principal Underwriter's and Selling Agreement.
               (Effective January 1, 2002). (7)


   (iii)       Form of Retail Sales Agreement (MLIDC 7-01-05 (LTC)). (13)


   (iv)        Agreement and Plan of Merger (12-01-04) (MLIDC into GAD). (15)


   (v)         Form of Retail Sales Agreement (2-10) and Schedules of
               Differences (22)


   (vi) Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (29)



   (vii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC. (effective March 6, 2017) (36)


   (viii)      Brighthouse Securities, LLC Sales Agreement (36)



4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract. [cover 6010 (11/05)-PE-II and base 6010 (02/02)]. (11)


   (ii)        Death Benefit Rider - (Principal Protection) 6015 (02/02). (6)


   (iii)       Death Benefit Rider - (Annual Step-Up). (2)


   (iv) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider. (2)


   (v)         Waiver of Withdrawal Charge for Terminal Illness Rider. (2)

   (vi)        Unisex Annuity Rates Rider. (2)


   (vii) Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company; formerly First Cova Life Insurance Company). (4)


   (viii)      Individual Retirement Annuity Endorsement 6023.1 (9/02). (7)


   (ix)        Tax Sheltered Annuity Endorsement 6026.1 (9/02). (7)


   (x)         Roth Individual Retirement Annuity Endorsement 6024.1 (9/02).
               (7)


   (xi)        401 (a)/403 (a) Plan Endorsement 6025.1 (9/02). (7)


   (xii)       Simple Individual Retirement Annuity Endorsement 6276 (9/02).
               (7)


   (xiii)      Guaranteed Withdrawal Benefit Rider FMLI-670-2 (11/05). (8)


   (xiv)       Form of Contract Schedule 6028-3 (11/05)-PE-II. (11)


   (xv) Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1. (11/05)-I. (9)


   (xvi)       Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-3 (6/06).
               (14)


   (xvii)      Form of Contract Schedule (M&E). (6)


   (xviii)     Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08)
               (24)


   (xix)       401 (a)/403 (a) Plan Endorsement 401-3 (5/11) (26)



   (xx) Brighthouse Life Insurance Company of NY Name Change Endorsement (effective March 6, 2017) 5-E133-16-NY (35)


5. (i)         Form of Variable Annuity Application. (6) (ii)
               Form of Variable Annuity Application (34)



6. (i)         Copy of Articles of Incorporation of the Company. (1)


   (ii)        Copy of Amended and Restated Bylaws of the Company. (3)



   (iii)       Copy of Amended Charter of the Company (35)


   (iv)        Copy of Amended and Restated By-Laws of the Company (35)



7. (i) (a)     Automatic Reinsurance Agreement between First MetLife Investors
               Insurance Company and Exeter Reassurance Company, Ltd.
               (effective December 1, 2004) (26)


   (b) Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd.(the "Reinsurer")(26)



   (c) Amendment No. 17 through Amendment No. 19 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (29)


   (d) Amendment No. 20 through Amendment No. 21 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (31)




   (ii) A Partial Commutation Agreement between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (dated November 1, 2015)(33)




   (iii) Reinsurance Agreement between First MetLife Investors Insurance Company and Company (dated November 1, 2015) (33)



8. (i) (a)     Participation Agreement among Met Investors Series Trust, Met
               Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (February 12,
               2001). (3)


   (b) Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated May 1, 2009) (27)

   (c) Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (27)



   (d) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (36)



   (ii) (a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (effective July 1,
               2004). (10)


   (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (27)



   (c) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (36)



   (iii) Participation Agreement Among First MetLife Investors Insurance Company, MetLife Investors Distribution Company, Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc. (effective 12-01-05) (12)


   (iv) (a) Fund Participation Agreement Among First MetLife Investors Insurance Company, American Funds Insurance Series and Capital Research and Management Company (effective 04-29-03)(13)


   (b) First Amendment the Fund Participation Agreement Among First MetLife Investors Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 1, 2005 (effective 01-01-2007) (16)


   (c) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and First MetLife Investors Insurance Company (25)


   (v) (a) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors Distribution Company (effective 09-01-05); Amendment dated 09-01-05; Amendment dated 05-03-04; Amendment dated 11-01-05.
               (12)


   (b) Amendment No. 4 to Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors Distribution Company (effective 04-30-07)(19)


   (c) Amendment to the Participation Agreement among Franklin Templton Variable Insurance Products Trust, Franklin/Templton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Distribution Company (25)


   (d) Amendment to the Participation Agreement among Franklin Templton Variable Insurance Products Trust, Franklin/Templton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Distribution Company (32)



   (e) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. First MetLife Investors Insurance Company and MetLife Investors Distribution Company (effective August 1,
               2014) (34)



   (vi) (a) Participation Agreement Among Pioneer Variable Contracts Trust, First MetLife Investors Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 11-01-2005) (12)


   (b) Amendment to the Participation Agreement Among Pioneer Variable Contracts Trust, First MetLife Investors Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 4-28-2011) (30)



   (c) Amendment No. 2 to the Participation Agreement between First MetLife Investors Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (34)



   (vii)       Amendment No. 2 to Participation Agreement Among Putnam
               Variable Trust, Putnam Retail Management Limited Partnership and
                        First MetLife Investors Insurance Company (effective 02-
                                                                  27-2006) (12)

   (viii) Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and First MetLife Investors Insurance Company (effective 11-01-2005) (12)


   (ix) Participation Agreement Among Smith Barney Investment Series, Citigroup Global Markets Inc. and First MetLife Investors Insurance Company (effective 11-01-2005) (12)


   (x) Participation Agreement Among Smith Barney Multiple Discipline Trust, Citigroup Global Markets Inc. and First MetLife Investors Insurance Company (effective 11-01-2005) (12)


   (xi)        Participation Agreement Among The Universal Institutional
               Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc. and First MetLife Investors Insurance Company (effective 11-01-2005) (12)


   (xii) (a)   Participation Agreement Among Van Kampen Life Investment Trust,
               Van Kampen Funds Inc. and First MetLife Investors Insurance
               Company (effective 11-01-05) (12)


   (b) Amendment to the Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management and First MetLife Investors Insurance Company (30)


   (xiii) Participation Agreement Among Fidelity Variable Insurance Products Funds, Fidelity Distribution Corporation and First MetLife Investors Insurance Company (effective 11-01-2005) (12)


   (xiv) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007)
               (15)


   (xv) Participation Agreement Among Greenwich Street Series Fund, Citigroup Global Markets Inc. and First MetLife Investors Insurance Company (effective November 1, 2005) (17)


   (xvi) (a)   Participation Agreement Among Oppenheimer Variable Account
               Funds, Oppenheimer Funds, Inc. and First MetLife Investors
               Insurance Company (effective 02-23-06) (20)


   (b) Amendment to the Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and First MetLife Investors Insurance Company (effective 11-1-11) (30)


   (xvii) Participation Agreement Among Salomon Brothers Variable Series Fund Inc., Citigroup Global Markets Inc. and First MetLife Investors Insurance Company (effective November 1, 2005) (20)


   (xviii) (a) Participation Agreement Among Legg Mason Partners Variable
               Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and First MetLife Investors Insurance Company (21)


   (b) Amendment to the Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and First MetLife Investors Insurance Company (28)


9.             Opinion and Consent of Counsel. (6)


10. (i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor and the Registrant. (filed herewith)


   (ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc. (filed herewith)


11.            Not Applicable.


12.            Not Applicable.



13.            Powers of Attorney for Kieran Mullins, Kimberly Berwanger, Norse
               N. Blazzard, David Chamberlin, Richard A. Hemmings, Richard C. Pearson, Lynn A. Dumais (filed herewith)

------------
(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

(2) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.

(3) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.

(4) incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 11, 2003.

(6) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-137869 and
      811-08306) as electronically filed on December 22, 2006.


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.


(8) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos. 333-125613 and 811-08306) as electronically filed on June 8, 2005.


(9) incorporated herein by reference to Registrant's Pre-Effective Amendment No.1 to Form N-4 (File Nos. 333-125613 and 811-08306) as electronically filed on September 15, 2005.

(10) incorporated herein by reference to Registrant's Post-effective Amendment No. 8 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.

(11) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125617 and 811-08306) as electronically filed on September 16, 2005.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.

(13)  incorporated herein by reference to MetLife Investors USA Separate
     Account A's Post-Effective Amendment No.10 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 24, 2006.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (Files Nos. 333-96773 and 811-08306) filed electronically on April 21, 2006.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files Nos. 333-96777 and 811-08306) filed electronically on April 18, 2007.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files Nos. 333-96773 and 811-08306) filed electronically on April 18, 2007.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (Files Nos. 333-125617 and 811-08306) filed electronically on April 18, 2007.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-137969 and 811-08306) filed electronically on April 18, 2007.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4(File Nos. 333-96777 and 811-08306) filed electronically on October 31, 2007.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4(File Nos. 333-137969 and 811-08306) filed electronically on April 18, 2008.

(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4(File Nos. 333-137969 and 811-08306) filed electronically on April 16, 2009.

(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4(File Nos. 333-96777 and 811-08306) filed electronically on April 15, 2010.

(23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4(File Nos. 333-137969 and 811-08306) filed electronically on April 16, 2010.

(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4(File Nos. 333-156646 and 811-08306) filed electronically on March 22, 2010.

(25) incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4(File Nos. 333-96773 and 811-08306) filed electronically on April 14, 2011.

(26) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.

(27) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.

(28) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-137969 and 811-08306) filed electronically on April 15, 2011.

(29) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos.333-176680 and 811-08306) filed electronically on April 17, 2013.

(30) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos.333-137969 and 811-08306) filed electronically on April 19, 2012.

(31) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos.333-176680 and 811-08306) filed electronically on April 22, 2014.

(32) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos.333-137969 and 811-08306) filed electronically on April 18, 2013.

(33) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos.333-176680 and 811-08306) filed electronically on April 22, 2015.


(34) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos.333-137969 and 811-08306) filed electronically on April 25, 2016.

(35) incorporated herein by reference to Company's Amendment No. 1 to Form 10 (File No. 000-55705) filed electronically on December 23, 2016.

(36) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos.333-209057 and 811-08306) filed electronically on April 19, 2017.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------





Kieran Mullins                      Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277





Kimberly Berwanger                  Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Norse Blazzard                Director
6278 North Federal Highway
Suite 390
Ft. Lauderdale, FL 33308





David Chamberlin           Director, Vice President and Controller
18205 Crane Nest Drive     (principal accounting officer)
Tampa, FL 33647





Richard Hemmings                Director
Fidelity Life Association
1211 West 22nd Street, # 209
Oak Brook, IL 60026





Richard Pearson           Director
598 Los Arboles Lane
San Marino, CA 91108





Bruce Schindler         Director
285 Madison Avenue
New York, NY 10017





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jeffrey Halprein                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President-Illustration Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Lynn Dumais                         Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





James Wiviott             Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960

Alan Igielski                       Vice President and Illustration Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



tbl:bod,6,,]




Jin Chang                         Vice President and Treasurer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Scott Peterson                      Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company of NY under New York state insurance law. Brighthouse Life Insurance Company of NY is a wholly-owned indirect subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2017, there were 22,070 owners of qualified contracts and 12,770 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account B).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company of NY's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company of NY or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company of NY and of Brighthouse Life Insurance Company of NY's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.


MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighhouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account



(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.





NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------





Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.

Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $28,067,892        $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant



(b) Brighthouse Financial Annuity Operations, 47000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266



(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110



(d) Brighthouse Securites, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017


(f)        Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647


(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111




ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS


Brighthouse Life Insurance Company of NY (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on the 19th day of April, 2017.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
   By:   /s/ Gregory E. Illson
         -----------------------------------------
         Gregory E. Illson
         Vice President



   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
   (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 19, 2017.


/s/ Kieran Mullins*                  Director, Chairman of the Board, President, Chief
-------------------------------      Executive Officer and a Director
Kieran Mullins

/s/ Lynn A. Dumais*                  Vice President and Chief Financial Officer
-------------------------------
Lynn A. Dumair

/s/ David W. Chamberlin*             Director, Vice President and Controller (principal
-------------------------------      accounting officer)
David W. Chamberlin

/s/ Norse N. Blazzard*               Director
-------------------------------
Norse N. Blazzard

/s/ Kimberly A. Berwanger*           Director and Vice President
-------------------------------
Kimberly A. Berwanger

/s/ Richard A. Hemmings*             Director
-------------------------------
Richard A. Hemmings

/s/ Richard C. Pearson*              Director
-------------------------------
Richard C. Pearson

/s/                                  Director
-------------------------------
Bruce Schindler

By: /s/ Michele H. Abate
------------------------------------

Michele H. Abate, Attorney-In-Fact

April 19, 2017

*     Brighthouse Life Insurance Company of NY. Executed by Michele
      H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 (i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor and the Registrant

10 (ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.

13        Powers of Attorney